     As filed with the Securities and Exchange Commission on April 13, 2004

                                          1933 Act Registration No.: 333-36304
                                          1940 Act Registration No.: 811-08517
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [_]

                         POST-EFFECTIVE AMENDMENT NO. 11                    [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                               AMENDMENT NO. 50                             [X]

                  LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                          (Exact Name of Registrant)

                            Lincoln ChoicePlus Bonus,
                           Lincoln ChoicePlus II Bonus
                    and Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (260)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                              1300 S. Clinton St.
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801
                   (Name and Address of Agent for Service)

                                   Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                               Post Office Box 1110
                              Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ____________, ____ pursuant to paragraph (a)(1) of Rule 485


                      Title of securities being registered:
 Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Lincoln ChoicePlus II Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LincolnRetirement.com
1-888-868-2583
This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.
The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.
We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.
You should carefully consider whether or not this contract is the best product for you.
All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.
The available funds are listed below:
AIM Variable Insurance Funds (Series II):
     AIM V.I. Growth Fund **
     AIM V.I. International Growth Fund **
     AIM V.I. Premier Equity Fund **
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Small Cap Value Portfolio
     AllianceBernstein Technology Portfolio
American Century Variable Products (Class II):
     American Century VP Inflation Protection Fund *
American Funds Insurance SeriesSM (Class 2):
     American Funds Global Growth Fund *
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
                                                                               1
Delaware VIP Trust (Service Class):
     Delaware VIP Diversified Income Series *
     Delaware VIP Emerging Markets Series *
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Small Cap Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio
     Janus Aspen Mid Cap Growth Portfolio
     Janus Aspen Worldwide Growth Portfolio **
Lincoln Variable Insurance Products Trust (Standard Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP International Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series
     MFS (Reg. TM) VIT Emerging Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth and Income Fund **
     Putnam VT Health Sciences Fund **
Scudder Investment VIT Funds (Class A):
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund
* These funds will be available for allocations of purchase payments or contract value on or around May 24, 2004. Check with your investment representative regarding availability.
** These funds will not be offered in contracts issued on or after May 24,
2004.
This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
May 1, 2004
2
Table of Contents

Item                                                             Page
Special terms                                                     4
Expense tables                                                    5
Summary of common questions                                       8
The Lincoln National Life Insurance Company                      10
Variable annuity account (VAA)                                   10
Investments of the variable annuity account                      11
Charges and other deductions                                     15
The contracts                                                    18
 Purchase payments                                               19
 Bonus credits                                                   19
 Persistency credits                                             19
 Transfers on or before the annuity commencement date            20
 Death benefit                                                   22
 Principal SecuritySM Benefit                                    26
 Surrenders and withdrawals                                      29
 i4LIFE (Reg. TM) Advantage                                      31
 Annuity payouts                                                 35
 Fixed side of the contract                                      36
Federal tax matters                                              38
Additional information                                           42
 Voting rights                                                   42
 Return privilege                                                42
 Other information                                               43
 Legal proceedings                                               43
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N    44
Appendix A - Condensed financial information                     A-1

                                                                               3
Special terms
In this prospectus, the following terms have the indicated meanings:
Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.
Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.
Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.
Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.
Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.
Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.
Bonus Credit - The additional amount credited to the contract for each purchase payment.
Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.
Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.
Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.
Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.
i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.
Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company. Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.
Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.
Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.
4
Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.
Contractowner Transaction Expenses:

  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):     8.50%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.
We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawal up to the annual withdrawal limit under the Principal SecuritySM Benefit and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed side of the contract.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Account Fee: $35*
Principal SecuritySM Benefit:
The annual charge is currently 0.45%** of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge is 0.95% of the Guaranteed Amount as adjusted.
Separate Account Annual Expenses: (as a percentage of average daily net assets in the subaccounts):

                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.70%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.85%
    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.65%              1.60%              1.45%               1.35%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.80%              1.75%              1.60%               1.50%

* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.
**This annual charge is deducted from the contract value on a quarterly basis.
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                   Minimum     Maximum
                                                  ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):        0.30%       1.89%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):      0.30%       1.75%

* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund fees and expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2005.
                                                                               5
The following table shows the expenses charged by each fund for the year ended December 31, 2003:
(as a percentage of each fund's average net assets):

                                                                        Management                      Other
                                                                           Fees        12b-1 Fees      Expenses
                                                                         (before        (before        (before
                                                                           any            any            any
                                                                         waivers/       waivers/       waivers/
                                                                        reimbursem
+   reimburse
                                                                            me     nts     me     nts     me
AIM V.I. Growth Fund (Series II)(1)                                     0.63   %       0.25   %       0.27   %
AIM V.I. International Growth Fund (Series II) (1)                      0.75           0.25           0.35
AIM V.I. Premier Equity Fund (Series II) (1)                            0.61           0.25           0.24
AllianceBernstein Growth and Income Portfolio (class B) (2)             0.63           0.25           0.03
AllianceBernstein Premier Growth Portfolio (class B) (2)                1.00           0.25           0.05
AllianceBernstein Small Cap Value Portfolio (class B)(2)                1.00           0.25           0.28
AllianceBernstein Technology Portfolio (class B) (2)                    1.00           0.25           0.12
American Century VP II Inflation Protection (Class II)                  0.50           0.25           0.01
American Funds Global Growth Fund (class 2)                             0.66           0.25           0.04
American Funds Global Small Capitalization Fund (class 2)               0.80           0.25           0.03
American Funds Growth Fund (class 2)                                    0.37           0.25           0.02
American Funds Growth-Income Fund (class 2)                             0.33           0.25           0.01
American Funds International Fund (class 2)                             0.57           0.25           0.06
Delaware VIP Diversified Income Series(Service Class) (5)               0.65           0.30           0.94
Delaware VIP Emerging Markets Series(Service Class) (6)                 1.25           0.30           0.33
Delaware VIP High Yield Series (Service class) (3)                      0.65           0.30           0.12
Delaware VIP Large Cap Value Series (Service class) (3)                 0.65           0.30           0.10
Delaware VIP REIT Series (Service class) (4)                            0.75           0.30           0.11
Delaware VIP Small Cap Value Series (Service class) (4)                 0.75           0.30           0.11
Delaware VIP Trend Series (Service class) (4)                           0.75           0.30           0.09
Delaware VIP U.S. Growth Series (Service class) (3)                     0.65           0.30           0.10
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)           0.58           0.25           0.10
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)        0.48           0.25           0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)               0.58           0.25           0.09
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)             0.73           0.25           0.18
FTVIPT Franklin Small Cap Fund (class 2) (7)                            0.51           0.25           0.29
FTVIPT Templeton Growth Securities Fund (class 2)                       0.81           0.25           0.07
Janus Aspen Mid Cap Growth Portfolio (Service class)                    0.65           0.25           0.02
Janus Aspen Balanced Portfolio (Service class)                          0.65           0.25           0.02
Janus Aspen Worldwide Growth Portfolio (Service class)                  0.65           0.25           0.06
Lincoln VIP Aggressive Growth Fund (Standard class)                     0.74           0.00           0.16
Lincoln VIP Bond Fund (Standard class)                                  0.37           0.00           0.07
Lincoln VIP Capital Appreciation Fund (Standard class)                  0.73           0.00           0.09
Lincoln VIP Global Asset Allocation Fund (Standard class)               0.74           0.00           0.32
Lincoln VIP International Fund (Standard class)                         0.85           0.00           0.19
Lincoln VIP Money Market Fund (Standard class)                          0.42           0.00           0.10
Lincoln VIP Social Awareness Fund (Standard class)                      0.36           0.00           0.07
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)   0.75           0.25           0.19
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)      0.75           0.25           0.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)          0.75           0.25           0.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)            0.75           0.25           0.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                           0.84           0.00           0.04
                                                                                                        Total
                                                                              Total                   Expenses
                                                                             Expenses      Total       (after
                                                                             (before    Contractual   Contractu
                                                                               any        waivers/       ua
                                                                             waivers/  reimbursements waivers/
                                                                        =   reimbursem
                                                                        nts     me          nts)         em
AIM V.I. Growth Fund (Series II)(1)                                         1.15   %
AIM V.I. International Growth Fund (Series II) (1)                          1.35
AIM V.I. Premier Equity Fund (Series II) (1)                                1.10
AllianceBernstein Growth and Income Portfolio (class B) (2)                 0.91
AllianceBernstein Premier Growth Portfolio (class B) (2)                    1.30
AllianceBernstein Small Cap Value Portfolio (class B)(2)                    1.53
AllianceBernstein Technology Portfolio (class B) (2)                        1.37
American Century VP II Inflation Protection (Class II)                      0.76
American Funds Global Growth Fund (class 2)                                 0.95
American Funds Global Small Capitalization Fund (class 2)                   1.08
American Funds Growth Fund (class 2)                                        0.64
American Funds Growth-Income Fund (class 2)                                 0.59
American Funds International Fund (class 2)                                 0.88
Delaware VIP Diversified Income Series(Service Class) (5)                   1.89       (0.84)     %   1.05   %
Delaware VIP Emerging Markets Series(Service Class) (6)                     1.88       (0.13)         1.75
Delaware VIP High Yield Series (Service class) (3)                          1.07       (0.05)         1.02
Delaware VIP Large Cap Value Series (Service class) (3)                     1.05       (0.05)         1.00
Delaware VIP REIT Series (Service class) (4)                                1.16       (0.05)         1.11
Delaware VIP Small Cap Value Series (Service class) (4)                     1.16       (0.05)         1.11
Delaware VIP Trend Series (Service class) (4)                               1.14       (0.05)         1.09
Delaware VIP U.S. Growth Series (Service class) (3)                         1.05       (0.05)         1.00
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)               0.93
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)            0.82
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)                   0.92
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                 1.16
FTVIPT Franklin Small Cap Fund (class 2) (7)                                1.05       (0.04)         1.01
FTVIPT Templeton Growth Securities Fund (class 2)                           1.13
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.92
Janus Aspen Balanced Portfolio (Service class)                              0.92
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.96
Lincoln VIP Aggressive Growth Fund (Standard class)                         0.90
Lincoln VIP Bond Fund (Standard class)                                      0.44
Lincoln VIP Capital Appreciation Fund (Standard class)                      0.82
Lincoln VIP Global Asset Allocation Fund (Standard class)                   1.06
Lincoln VIP International Fund (Standard class)                             1.04
Lincoln VIP Money Market Fund (Standard class)                              0.52
Lincoln VIP Social Awareness Fund (Standard class)                          0.43
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)       1.19       (0.04)         1.15
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)          1.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)              1.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)                1.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                               0.88

6

                                                    Management                      Other
                                                       Fees        12b-1 Fees      Expenses
                                                     (before        (before        (before
                                                       any            any            any
                                                     waivers/       waivers/       waivers/
                                                    reimbursem
+   reimburse
                                                        me     nts     me     nts     me
Neuberger Berman AMT Regency Portfolio              0.85   %       0.00   %       0.31   %
Putman VT Growth & Income Fund (class 1B)           0.48           0.25           0.05
Putman VT Health Sciences Fund (class 1B)           0.70           0.25           0.14
Scudder VIT EAFE Equity Index Fund (class A) (10)   0.45           0.00           0.64
Scudder VIT Equity 500 Index Fund (class A) (11)    0.20           0.00           0.10
Scudder VIT Small Cap Index Fund (class A) (12)     0.35           0.00           0.26
                                                                                    Total
                                                          Total                   Expenses
                                                         Expenses      Total       (after
                                                         (before    Contractual   Contractu
                                                           any        waivers/       ua
                                                         waivers/  reimbursements waivers/
                                                    =   reimbursem
                                                    nts     me          nts)         em
Neuberger Berman AMT Regency Portfolio                  1.16   %
Putman VT Growth & Income Fund (class 1B)               0.78
Putman VT Health Sciences Fund (class 1B)               1.09
Scudder VIT EAFE Equity Index Fund (class A) (10)       1.09       (0.44)     %   0.65   %
Scudder VIT Equity 500 Index Fund (class A) (11)        0.30
Scudder VIT Small Cap Index Fund (class A) (12)         0.61       (0.16)         0.45

(1) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Expenses have been restated
     to reflect current expenses.
(2) Total expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for each Portfolio and, after giving effect to the advisory fee waiver, total expenses are as follows: VP Growth and Income (0.55%, 0.83%); VP Premier Growth (0.75%, 1.05%); VP Small Cap
     Value (0.75%, 1.28%); VP Technology (0.75%, 1.12%).
(3) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(4) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(5) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.59%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(6) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Fund.
(8) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 9), do not exceed 0.15% annually. This contractual arrangements may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.
(9) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% Emerging Growth and 1.16% Utilities. There were no fee reductions for the Capital Opportunities and Total Return Series.
(10) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.65%.
(11) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.30%.
(12) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.45%.
For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.
                                                                               7
EXAMPLES
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and the Principal SecuritySM Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:

   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,274    $2,087    $2,769    $4,460

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $424   $1,287    $2,169    $4,460

For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of common questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.
What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.
What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.
How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.
What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.
We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.
We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and other deductions.
8
We apply a charge to the daily net asset value of the VAA and those charges are:

                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.70%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.85%
    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.65%              1.60%              1.45%               1.35%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.80%              1.75%              1.60%               1.50%

See Charges and other deductions.
The charge for the Principal SecuritySM Benefit is currently equal to an annual rate of 0.45% of the Guaranteed Amount deducted on a quarterly basis. If you elect to reset your Guaranteed Amount, we reserve the right to increase the charge up to the current charge in effect at the time of the reset which will not be more than 0.95%. See Charges and other deductions.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.
Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.
For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.
What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.
What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments.
See The contracts - Bonus credits.
A persistency credit of .05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The contracts - Persistency credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.
What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose.
What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.
May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.
                                                                               9
What is the Principal SecuritySM Benefit? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract.
You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.
Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values. Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.
Variable annuity account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act).
The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.
10
Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subacccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. Investment Advisers
As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). As of the date of this prospectus, we were receiving compensation from each fund company.
Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

 FUND NAME      FUND DESCRIPTION      MANAGER

 AIM V.I. Growth Fund      Capital appreciation      AIM Advisors, Inc.

 AIM V.I. International      Long-term growth      AIM Advisors, Inc.
Growth Fund

 AIM V.I. Premier Equity      Long-term growth      AIM Advisors, Inc.
Fund

 AllianceBernstein      Growth and Income      Alliance Capital
Growth and Income                             Management, L.P.
Portfolio

 AllianceBernstein      Capital Appreciation      Alliance Capital
Premier Growth                                   Management, L.P.
Portfolio

 AllianceBernstein Small      Long-term growth      Alliance Capital
Cap Value Portfolio                                Management, L.P.

 AllianceBernstein        Maximum capital appreciation      Alliance Capital
Technology Portfolio                                       Management, L.P.

 American Century VP      Inflation Protection      American Century
Inflation Protection

                                                                              11

 American Funds Global      Long-term growth      Capital Research and
Growth                                           Management Company

 American Funds Global      Long-term growth      Capital Research and
Small Capitalization                             Management Company
Fund

 American Funds Growth      Long-term growth      Capital Research and
Fund                                             Management Company

 American Funds         Growth and income      Capital Research and
Growth-Income Fund                            Management Company

 American Funds         Long-term Growth      Capital Research and
International Fund                           Management Company

 Delaware VIP           Total Return      Delaware Management
Diversified Income                       Company
Series

 Delaware VIP Emerging      Capital Appreciation      Delaware Management
Markets Series                                       Company

 Delaware VIP High Yield      Capital Appreciation      Delaware Management
Series                                                 Company

 Delaware VIP Large Cap      Growth and Income      Delaware Management
Value Series                                       Company

 Delaware VIP REIT      Total Return      Delaware Management
Series                                   Company

 Delaware VIP Small Cap      Capital Appreciation      Delaware Management
Value Series                                          Company

 Delaware VIP Trend      Capital Appreciation      Delaware Management
Series                                            Company

 Delaware VIP U.S.      Capital Appreciation      Delaware Management
Growth Series                                    Company

 Fidelity (Reg. TM) VIP             Long-term capital appreciation.      Fidelity Management
Contrafund (Reg. TM) Portfolio                                          and Research Company

 Fidelity (Reg. TM) VIP      Reasonable Income      Fidelity Management
Equity-Income Portfolio                            and Research Company

 Fidelity (Reg. TM) VIP Growth      Capital appreciation.      Fidelity Management
Portfolio                                                     and Research Company

 Fidelity (Reg. TM) VIP Overseas      Long-term growth      Fidelity Management
Portfolio                                                  and Research Company

12

 FTVIPT Franklin Small      Long-term growth      Franklin Advisers, Inc.
Cap Fund

 FTVIPT Templeton           Long-term growth      Templeton Global
Growth Securities Fund                           Advisors Limited

 Janus Aspen Balanced      Long-term growth and current income      Janus Capital
Portfolio                                                          Management LLC

 Janus Aspen Mid Cap      Long-term growth      Janus Capital
Growth Portfolio                               Management LLC

 Janus Aspen Worldwide      Long-term growth      Janus Capital
Growth Portfolio                                 Management LLC

 Lincoln VIP Aggressive      Maximum capital appreciation      Delaware Management
Growth Fund                                                   Company Sub-advised
                                                              by T. Rowe Price
                                                              Associates, Inc.

 Lincoln VIP Bond Fund      Current Income      Delaware Management
                                               Company

 Lincoln VIP Capital      Long-term growth      Delaware Management
Appreciation Fund                              Company Sub-advised
                                               by Janus Capital
                                               Management LLC

 Lincoln VIP Global        Total Return      Delaware Management
Asset Allocation Fund                       Company Sub-advised
                                            by UBS Global Asset
                                            Managment

 Lincoln VIP            Capital appreciation      Delaware Management
International Fund                               Company Sub-advised
                                                 by Delaware
                                                 International Advisers
                                                 Ltd

 Lincoln VIP Money      Preservation of Capital      Delaware Management
Market Fund                                         Company

 Lincoln VIP Social      Capital appreciation      Delaware Management
Awareness Fund                                    Company

 MFS (Reg. TM) VIT Capital      Capital appreciation.      Massachusetts Financial
Opportunities Series                                      Services Company

 MFS (Reg. TM) VIT Emerging      Long-term growth      Massachusetts Financial
Growth Series                                         Services Company

 MFS (Reg. TM) VIT Total Return      Income and Growth      Massachusetts Financial
Series                                                     Services Company

                                                                              13

 MFS (Reg. TM) VIT Utilities      Growth and Income      Massachusetts Financial
Series                                                  Services Company

 Neuberger Berman AMT      Capital appreciation      Neuberger Berman
Mid-Cap Growth                                      Management, Inc.
Portfolio

 Neuberger Berman AMT      Long-term growth      Neuberger Berman
Regency Portfolio                               Management, Inc.

 Putnam VT Growth &      Growth and income      Putnam Investment
Income Fund                                    Management, LLC

 Putnam VT Health      Capital appreciation      Putnam Investment
Sciences Fund                                   Management, LLC

 Scudder VIT EAFE      Capital appreciation      Deutsche Asset
Equity Index Fund                               Management Inc.

 Scudder VIT Equity 500      Capital appreciation      Deutsche Asset
Index Fund                                            Management Inc.

 Scudder VIT Small Cap      Capital appreciation      Deutsche Asset
Index Fund                                           Management Inc.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds. Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.
Addition, deletion or substitution of investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contract owners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which
14
sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.
Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.
We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.
The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value; and
 o the risk that more owners than expected will qualify for waivers of the surrender charge; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
                                                                              15
Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of:

                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.70%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.85%
    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.65%              1.60%              1.45%               1.35%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.80%              1.75%              1.60%               1.50%

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                                        Number of contract anniversaries since
                                                             purchase payment was invested
                                                    -----------------------------------------------
                                             0       1       2    3    4    5    6    7    8    9+
      Surrender charge as a percentage of th8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or withdrawal of a purchase payment beyond the fifth anniversary since the purchase payment was invested for any contract issued to selling group individuals. For selling group individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage or periodic payments made under any annuity payout option made available by us;
 o Withdrawals up to the Annual Withdrawal Limit under the Principal SecuritySM Benefit, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
16
  o from bonus credits.
3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.
If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.
Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.
Principal SecuritySM Benefit Charge. During the accumulation period, there is a charge for the Principal SecuritySM Benefit, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider quarterly from contract value, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider or the most recent reset date. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the charge may increase up to a maximum annual charge of 0.95%.
If you elect to reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase to the charge in effect at that time, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider cost will be deducted upon termination of the Rider or surrender of the contract.
After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments and bonus credits, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.
Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.
                                                                              17
Other charges and deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds. Additional information
The administrative charge, surrender or sales charges, and account fee, if applicable, described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The contracts
Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See
Distribution of the contracts.
When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.
Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.
Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
18
Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.
Bonus credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:

Cumulative Purchase Payments     Bonus Credit %
-------------------------------- ---------------
  Less than $100,000............      3.0%
  $100,000-$999,999.............      4.0%
  $1,000,000 or greater.........      5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.
If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.
We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.
Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.
Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.
The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is
                                                                              19
determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of accumulation units
Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:
1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus
2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.
The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.
In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the
Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.
Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional services and the SAI for more information on these programs.
The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.
A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.
20
Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.
If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.
Transfers may be delayed as permitted by the 1940 Act. See Delay of payments. Market timing
Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can adversely affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may adversely affect other contractowners or fund shareholders.
Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. We may vary our Market Timing Procedures from subaccount to subaccount, and they may also vary due to differences in operational systems and contract provisions.
We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. We will investigate the transfer patterns for each contractowner that fulfills the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner that future transfers
(among the subaccounts and/or the fixed account) will be temporarily or permanently permitted to be made only by original signature sent to us by U.S. mail, standard delivery. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction and any gains will be returned to the appropriate fund. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer.
Our Market Timing Procedures are applied consistently to all contractowners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.
                                                                              21
To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
Transfers after the annuity commencement date
If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.
If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.
Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional services in the SAI. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. Currently, there is no charge for this service. However, we reserve the right to impose one. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.
The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.
Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. In other words, you cannot have DCA and cross reinvestment running simultaneously.
Death benefit
The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person
 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.
22
If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.
You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.
Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.
If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant.
Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.
Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.
Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.
For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments will be reduced by the sum of all withdrawals.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Enhanced Guaranteed Minimum Death Benefit (EGMDB).
If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.
For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.
For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will
                                                                              23
be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.
The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 81 or older at the time of issuance.
5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.
Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
24
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.
The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.
Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.
Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the prospectus).
Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.
The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to us, the ABE Enhancement
Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.
The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.
                                                                              25
It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the
Enhancement Amount is available.
General death benefit information
Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.
If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).
If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the
Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB Rider with 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.75%, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.60%.
The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with
Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.
Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.
If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.
Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Principal SecuritySM Benefit
The Principal SecuritySM Benefit is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age 81. This Rider provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) as adjusted for purchase payments, bonus credits and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least
26
five years, you have the opportunity to reset the Guaranteed Amount to the contract value at the time of the reset. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.
If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.
Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments and bonus credits automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the
Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.
After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. See Charges and other deductions. Purchase payments and bonus credits or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year until the Guaranteed Amount equals zero. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that.
On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payments and bonus credits. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:
 o the Annual Withdrawal Limit immediately prior to the reset; or
 o 7% of the new (reset) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:
 o the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
 o the Annual Withdrawal Limit will remain the same.
Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or the interest adjustment, if applicable.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:
 o The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
 o The Annual Withdrawal Limit will be the lesser of:
  o the Annual Withdrawal Limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal limit); or
   o 7% of the contract value immediately following the withdrawal.
In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and your Annual Withdrawal Limit. You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit.
Payment frequencies other than annually may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.
                                                                              27
For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84.
Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax adviser to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals and foregoing resets of the Guaranteed Amount.
The tax consequences of withdrawals are discussed later in the prospectus. See Federal tax matters.
Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
Contractowners with the Principal SecuritySM Benefit are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Refer to the i4LIFE (Reg. TM) Advantage section of your prospectus.
Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s)
or 401(a)(9) as applicable as amended from time to time. If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.
If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal SecuritySM Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal SecuritySM Benefit equal to his or her share of the death benefit.
Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate. Availability. Check with your investment representative regarding availability in your state.
Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant
28
may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.
Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.
The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.
Small contract surrenders
We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of payments
Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.
Payment of proceeds from the fixed account may be delayed for up to six months. Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.
Transfers may be delayed as permitted by the 1940 Act.
Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will
                                                                              29
apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required). Distribution of the contracts
We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.
The AIM, AllianceBernstein, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, Putnam and Scudder Funds offered as part of this contract make payments to us under their distribution plans in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.25% based on the amount of assets invested in those Funds. All investment advisers and other service providers for the Funds offered as part of this contract may, from time to time, make payments for services to us.
Compensation Paid to LFA. The maximum commission we pay to LFA is 6.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
We may pay certain Selling Firms additional amounts for: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.
A portion of these payments may be passed on by the Selling Firms to their sales representatives in accordance with their internal compensation programs. These programs may also include other types of cash and non-cash compensation and other benefits.
Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts. Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
30
i4LIFE (Reg. TM) Advantage
The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the
i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.85% for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.
i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before the annuity commencement date by sending a written request to our Home office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Principal SecuritySM Benefit, if available. See The contracts - Principal SecuritySM Benefit). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.
i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected (see below).
Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.
If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.
Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.
For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.
Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Assumed interest rates of 3%, 4%, 5%, or 6% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and other deductions. Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the
Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.
                                                                              31
Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.
After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The interest adjustment may apply.
Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.
Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA.
If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.
Following the Access Period, there is no death benefit.
Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.
The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.
The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.
The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABESM)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest
   Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the Account Value, depending upon the terms of your contract.
Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB or more expensive death benefit option prior to electing i4LIFE (Reg. TM) Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this
32
new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.
The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA.
During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.
For both death benefit options, following the Access Period, there is no death benefit.
Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).
Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.
The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.
The ABE Enhancement Amount will terminate on the valuation date the i4LIFE
(Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.
It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.
Guaranteed Income Benefit.
The Guaranteed Income Benefit option will be available if you elect i4LIFE
(Reg. TM) Advantage. The annual charge is 2.35% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.55% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time
                                                                              33
i4LIFE (Reg. TM) Advantage is elected and will begin at the time i4LIFE (Reg.
TM) Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit.
If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Principal SecuritySM Benefit can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The
Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg.
TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].
The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.
A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.
If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:
 o A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
 o You must choose an Access Period of at least 15 years.
There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Principal SecuritySM Benefit was previously elected).
The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.85% of the net asset value of the Account Value in the VAA if the i4LIFE (Reg. TM) Advantage Account Value death benefit is selected or 2.05% of the net asset value if the i4LIFE (Reg. TM) Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFE (Reg.
TM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFE (Reg. TM) Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFE (Reg. TM) Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.
Availability. The introduction of i4LIFE (Reg. TM) Advantage will vary depending on your state. In states where i4LIFE (Reg. TM) Advantage is not yet available, an earlier version (called the Income4Life (Reg. TM) Solution) may be available. Under the Income4Life (Reg. TM) Solution, the death benefit is equal to the Account Value as of the day on which we approve the payment of the claim (as opposed to the Account Value death benefit offered under i4LIFE (Reg.
TM) Advantage for IRA contracts or the Account Value death benefit or EGMDB offered under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The charge under the Income4Life (Reg. TM) Solution is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.85% under i4LIFE (Reg. TM) Advantage for IRA contracts or the annual rate of 1.85% or 2.05% under i4LIFE (Reg. TM) Advantage for non-qualified contracts). The Income4Life (Reg. TM) Solution typically provides higher regular income payments and lower Account Value than are realized under i4LIFE (Reg. TM) Advantage. For a limited time, contracts in force prior to the availability of i4LIFE (Reg. TM) Advantage in a particular state may be able to elect the Income4Life (Reg. TM) Solution. Contracts issued after i4LIFE (Reg.
TM) Advantage is available in your state may only elect i4LIFE (Reg. TM) Advantage. The Guaranteed Income Benefit is not available with the Income4Life (Reg. TM) Solution. The fixed account is not available with Income4Life (Reg.
TM) Solution for non-qualified annuity contracts.
Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this Guarantee of Principal death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.
For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.
34
Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.
You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant.
The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.
The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.
Variable annuity payouts
Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;
                                                                              35
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1. Determine the dollar amount of the first periodic payout; then
2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.
Annuity payouts assume an investment return of 3, 4, 5, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date.
You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.
Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.
Fixed side of the contract
Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest adjustment below and Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
36
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.
Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.
The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.
Interest adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under i4LIFE (Reg. TM) Advantage transfers) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period.
If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The interest adjustment is calculated by multiplying the transaction amount by:

    (1+A)n      -1
-------------
  (1+B +K )n

     where:
   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.
   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower
                                                                              37
   than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.
     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
     Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the interest adjustment.
Federal tax matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation. Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.
Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.
Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.
Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."
Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA. 38
Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.
Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.
Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.
Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.
Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed in the same manner as a withdrawal during the deferral period. Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.
Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.
Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.
Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).
                                                                              39
Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.
Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.
Charges for additional benefits
Your contract automatically includes a basic death benefit and may include Principal SecuritySM Benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal SecuritySM Benefit charge, if any, as a contract withdrawal.
Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.
Types of qualified contracts and terms of contracts
Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.
We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.
Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.
40
Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied. Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal SecuritySM Benefit, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed
IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.
Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income
Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
                                                                              41
Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts.
We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.
Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively. Additional information
Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.
Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.
Return privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A
contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.
42
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.
State regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.
Other information
A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.
Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.
                                                                              43
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-6
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

For a free copy of the SAI complete the form below.
                Statement of Additional Information Request Card
                          Lincoln ChoicePlus II Bonus
                    Lincoln Life Variable Annuity Account N
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus II Bonus).
                                 (Please Print)
Name: -------------------------------------------------------------------------
Address: ----------------------------------------------------------------------
City ---------------------------------------------------  State ---------
Zip ---------
Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.
44
Appendix A - Condensed financial information
Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus II Bonus product for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI. Because the American Funds Global Growth, American Century VP Inflation Protection, Delaware VIP Diversified Income and Delaware VIP Emerging Markets subaccounts were not in existence as of December 31, 2003, accumulation unit values and accumulation units are not provided for these subaccounts.

                                                     *2000
                                            -----------------------
                                                   with        with
                                                  EGMDB     Step-up
                                            ----------- -----------
AIM V.I. Growth Fund Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------     ---         ---
AIM V.I. International Growth Fund Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------     ---         ---
AIM V.I. Premier Equity Fund Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------     ---         ---
American Funds Global Small Capitalization Fund Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.295       8.240
Number of accumulation units ..............
oEnd of period (000's omitted) ............       308          17
-------------------------------------------   -------     -------
American Funds Growth Fund Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.887       8.970
Number of accumulation units ..............
oEnd of period (000's omitted) ............       934          71
-------------------------------------------   -------     -------
American Funds Growth-Income Fund Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    10.429      10.432
Number of accumulation units ..............
oEnd of period (000's omitted) ............       181          46
-------------------------------------------   -------     -------
American Funds International Fund Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     7.865       7.825
Number of accumulation units ..............
oEnd of period (000's omitted) ............       493          78
-------------------------------------------   -------     -------
AllianceBernstein VP Growth and Income Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    10.457      10.469
Number of accumulation units ..............
oEnd of period (000's omitted) ............       202          27
-------------------------------------------   -------     -------
AllianceBernstein VP Premier Growth Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     7.682       7.728
Number of accumulation units ..............
oEnd of period (000's omitted) ............       523          11
-------------------------------------------   -------     -------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------   -------     -------
                                                                         2001
                                            ---------------------------------------------------------------
                                                   with EEB            with            with            with
                                                and Step-up             EEB         Step-up           EGMDB
                                            --------------- --------------- --------------- ---------------
AIM V.I. Growth Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       11.122(1)       11.125(1)       11.618(3)       11.130(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**             3
--------------------------------------------  ------------    ------------    ------------    ------------
AIM V.I. International Growth Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       10.610(1)       10.611(1)       11.228(3)       10.615(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**             1**
--------------------------------------------  ------------    ------------    ------------    ------------
AIM V.I. Premier Equity Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       11.308(1)       11.310(1)       11.843(3)       11.317(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**             4
--------------------------------------------  ------------    ------------    ------------    ------------
American Funds Global Small Capitalization Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.240      $    8.295
oEnd of period ............................       12.495(1)       11.126(2)        7.056           7.114
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1              41             432
--------------------------------------------  ------------    ------------    ------------    ------------
American Funds Growth Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.970      $    8.887
oEnd of period ............................       12.307(1)       10.813(2)        7.214           7.158
Number of accumulation units ..............
oEnd of period (000's omitted) ............            5              18             360           2,621
--------------------------------------------  ------------    ------------    ------------    ------------
American Funds Growth-Income Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.432      $   10.429
oEnd of period ............................       11.319(1)       10.528(2)       10.514          10.526
Number of accumulation units ..............
oEnd of period (000's omitted) ............           11              17             379           1,082
--------------------------------------------  ------------    ------------    ------------    ------------
American Funds International Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    7.825      $    7.865
oEnd of period ............................       10.835(1)       10.218(2)        6.160           6.200
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             8             232           1,003
--------------------------------------------  ------------    ------------    ------------    ------------
AllianceBernstein VP Growth and Income Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.469      $   10.457
oEnd of period ............................       11.314(1)       10.344(2)       10.303          10.306
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**            14             234             999
--------------------------------------------  ------------    ------------    ------------    ------------
AllianceBernstein VP Premier Growth Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    7.728      $    7.682
oEnd of period ............................       11.946(1)       11.946(1)        6.272           6.244
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             6             135           1,021
--------------------------------------------  ------------    ------------    ------------    ------------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       11.868(1)        11.87(1)       11.872(1)       11.876(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**             7
--------------------------------------------  ------------    ------------    ------------    ------------

                                                                             A-1

                       2002                                                        2003
---------------------------------------------------   ---------------------------------------------------------------
     with EEB         with        with         with          with        with EEB        with        with        with
  and Step-up          EEB     Step-up        EGMDB           GOP     and Step-up         EEB     Step-up       EGMDB
-------------   ----------   ---------   ----------   -----------   -------------   ---------   ---------   ---------
   $11.122       $11.125      $11.618     $11.130       $10.758        $ 7.521       $ 8.846     $ 7.863     $ 7.544
     7.521         7.527        7.863       7.544        12.199          9.663         9.676      10.113       9.717
        11             0           22          49             3              6            45          29          79
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $10.610       $10.611      $11.228     $10.615         N/A          $ 8.757       $ 8.765     $ 9.280     $ 8.785
     8.757         8.765        9.280       8.785         N/A           11.056        11.071      11.727      11.117
         6            10            1          29         N/A                9            14           1          63
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $11.308       $11.310      $11.843     $11.317       $10.546        $ 7.720       $ 7.726     $ 8.096     $ 7.746
     7.720         7.726        8.096       7.746        11.757          9.461         9.473       9.930       9.516
         6             5            6          97             2              7            17           5         126
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $12.495       $11.126      $ 7.056     $ 7.114       $11.531        $ 9.929       $ 8.845     $ 5.613     $ 5.667
     9.929         8.845        5.613       5.667        14.139         14.964        13.338       8.468       8.562
        15            10           54         654             8             22            54          23         357
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $12.307       $10.813      $ 7.214     $ 7.158       $10.775        $ 9.127       $ 8.023     $ 5.355     $ 5.322
     9.127         8.023        5.355       5.322        12.322         12.258        10.780       7.199       7.165
       129           133          752       4,726           147            247           236         351       3,053
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $11.309       $10.528      $10.514     $10.526       $10.819        $ 9.065       $ 8.443     $ 8.436     $ 8.459
     9.065         8.443        8.436       8.459        12.296         11.785        10.982      10.978      11.024
       158           112          727       2,824           279            371           174         390       2,572
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $10.835       $10.218      $ 6.160     $ 6.200       $10.931        $ 9.058       $ 8.546     $ 5.155     $ 5.196
     9.058         8.546        5.155       5.196        13.203         11.991        11.319       6.831       6.896
        27            40          282       1,647            25             53            32          98       1,142
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $11.314       $10.344      $10.303     $10.306       $10.758        $ 8.633       $ 7.897     $ 7.870     $ 7.884
     8.633         7.897        7.870       7.884        12.018         11.202        10.253      10.223      10.256
        39            48          304       1,741            28            157            27          76         604
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $11.946       $11.946      $ 6.272     $ 6.244       $10.384        $ 8.110       $ 8.114     $ 4.262     $ 4.250
     8.110         8.114        4.262       4.250        11.498          9.821         9.832       5.167       5.160
         4            13          166         867            11             10            22          42         410
   -------       -------      -------     -------       -------        -------       -------     -------     -------
   $11.868       $11.870      $11.872     $11.876       $10.659        $10.909       $10.915     $10.922     $10.943
    10.909        10.915       10.922      10.943        13.131         15.088        15.104      15.122      15.174
         6             4            5          50             4             19             7           6         125
   -------       -------      -------     -------       -------        -------       -------     -------     -------

A-2

                                                     *2000
                                            -----------------------
                                                   with        with
                                                  EGMDB     Step-up
                                            ----------- -----------
AllianceBernstein VP Technology Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     6.554       6.641
Number of accumulation units ..............
oEnd of period (000's omitted) ............       381          23
-------------------------------------------   -------     -------
Delaware VIP High Yield Series Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.961       8.953
Number of accumulation units ..............
oEnd of period (000's omitted) ............        46           7
-------------------------------------------   -------     -------
Delaware VIP Large Cap Value Series Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    11.519      11.553
Number of accumulation units ..............
oEnd of period (000's omitted) ............        27           3
-------------------------------------------   -------     -------
Delaware VIP REIT Series Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    10.676      10.700
Number of accumulation units ..............
oEnd of period (000's omitted) ............       119           2
-------------------------------------------   -------     -------
Delaware VIP Small Cap Value Series Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    11.772      11.836
Number of accumulation units ..............
oEnd of period (000's omitted) ............        89           5
-------------------------------------------   -------     -------
Delaware VIP Trend Series Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     7.763       7.758
Number of accumulation units ..............
oEnd of period (000's omitted) ............       820          64
-------------------------------------------   -------     -------
Delaware VIP U.S. Growth Series Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------   -------     -------
Fidelity VIP Contrafund Portfolio Accumulation unit value
oBeginning of period ......................     N/A         N/A
oEnd of period ............................     N/A         N/A
Number of accumulation units ..............
oEnd of period (000's omitted) ............     N/A         N/A
-------------------------------------------   -------     -------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................    10.862      10.857
Number of accumulation units ..............
oEnd of period (000's omitted) ............        49           6
-------------------------------------------   -------     -------
Fidelity VIP Growth Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.362       8.356
Number of accumulation units ..............
oEnd of period (000's omitted) ............       473          69
-------------------------------------------   -------     -------
Fidelity VIP Overseas Portfolio Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.603       8.597
Number of accumulation units ..............
oEnd of period (000's omitted) ............       320           3
-------------------------------------------   -------     -------
FTVIPT Franklin Small Cap Fund Accumulation unit value
oBeginning of period ......................   $10.000     $10.000
oEnd of period ............................     8.043       8.038
Number of accumulation units ..............
oEnd of period (000's omitted) ............       538           4
-------------------------------------------   -------     -------
                                                                         2001
                                            ---------------------------------------------------------------
                                                   with EEB            with            with            with
                                                and Step-up             EEB         Step-up           EGMDB
                                            --------------- --------------- --------------- ---------------
AllianceBernstein VP Technology Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    6.641      $    6.554
oEnd of period ............................       12.866(1)       11.547(2)        4.864           4.808
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             2              93             643
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP High Yield Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.953      $    8.961
oEnd of period ............................       10.304(1)        9.945(2)        8.413           8.432
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             2              89             303
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP Large Cap Value Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   11.553      $   11.519
oEnd of period ............................       11.091(1)       10.314(2)       10.894          10.879
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**            35             140
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP REIT Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.700      $   10.676
oEnd of period ............................       10.698(1)       10.380(2)       11.427          11.418
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             4              33             267
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP Small Cap Value Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   11.836      $   11.772
oEnd of period ............................        11.79(1)       10.979(2)       12.989          12.938
Number of accumulation units ..............
oEnd of period (000's omitted) ............            2               5              67             330
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP Trend Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    7.758      $    7.763
oEnd of period ............................       12.782(1)       11.337(2)        6.445           6.459
Number of accumulation units ..............
oEnd of period (000's omitted) ............            2               2             168           1,353
--------------------------------------------  ------------    ------------    ----------      ----------
Delaware VIP U.S. Growth Series Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       11.636(1)       11.638(1)       11.640(1)       11.645(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**             1**
--------------------------------------------  ------------    ------------    ------------    ------------
Fidelity VIP Contrafund Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.000      $   10.000
oEnd of period ............................       10.932(1)       10.935(1)       10.936(1)       10.940(1)
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**             1**            13
--------------------------------------------  ------------    ------------    ------------    ------------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $   10.857      $   10.862
oEnd of period ............................       11.092(1)       10.286(2)       10.111          10.131
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**            13              96             214
--------------------------------------------  ------------    ------------    ------------    ------------
Fidelity VIP Growth Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.356      $    8.362
oEnd of period ............................       11.765(1)       10.689(2)        6.744           6.759
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             5             154             917
--------------------------------------------  ------------    ------------    ------------    ------------
Fidelity VIP Overseas Portfolio Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.597      $    8.603
oEnd of period ............................       10.895(1)       10.897(1)        6.660           6.675
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1**            16             404
--------------------------------------------  ------------    ------------    ------------    ------------
FTVIPT Franklin Small Cap Fund Accumulation unit value
oBeginning of period ......................   $   10.000      $   10.000      $    8.038      $    8.043
oEnd of period ............................       12.289(1)       12.291(1)        6.694           6.709
Number of accumulation units ..............
oEnd of period (000's omitted) ............            1**             1              92             908
--------------------------------------------  ------------    ------------    ------------    ------------

                                                                             A-3

                       2002                                                       2003
--------------------------------------------------   --------------------------------------------------------------
     with EEB         with        with        with         with        with EEB        with        with        with
  and Step-up          EEB     Step-up       EGMDB          GOP     and Step-up         EEB     Step-up       EGMDB
-------------   ----------   ---------   ---------   ----------   -------------   ---------   ---------   ---------
   $12.866       $11.547      $ 4.864     $ 4.808     $10.775        $ 7.353       $ 6.599     $ 2.781     $ 2.753
     7.353         6.599        2.781       2.753      12.996         10.379         9.320       3.930       3.896
         3            19          148         513           0             14            14          80         137
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $10.304       $ 9.945      $ 8.413     $ 8.432     $10.265        $10.283       $ 9.928     $ 8.403     $ 8.435
    10.283         9.928        8.403       8.435      11.078         12.982        12.541      10.619      10.676
        19            21          197         472          39             50            30          95         453
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $11.091       $10.314      $10.894     $10.879     $10.831        $ 8.839       $ 8.225     $ 8.692     $ 8.692
     8.839         8.225        8.692       8.692      12.049         11.115        10.348      10.942      10.959
        11            16           98         286          21              8            30          45         190
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $10.698       $10.380      $11.427     $11.418     $10.397        $10.961       $10.641     $11.720     $11.729
    10.961        10.641       11.720      11.729      12.197         14.390        13.976      15.401      15.436
       101            20          123         629          27            131            51          57         400
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $11.790       $10.979      $12.989     $12.938     $10.841        $10.911       $10.165     $12.033     $12.004
    10.911        10.165       12.033      12.004      13.168         15.175        14.144      16.751      16.735
        35            55          143         756          12             93            37          54         437
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $12.782       $11.337      $ 6.445     $ 6.459     $10.831        $10.030       $ 8.900     $ 5.062     $ 5.081
    10.030         8.900        5.062       5.081      12.550         13.272        11.783       6.706       6.740
        13            48          291       1,961           6             28            46         108         764
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $11.636       $11.638      $11.640     $11.645     $10.590        $ 8.079       $ 8.083     $ 8.089     $ 8.106
     8.079         8.083        8.089       8.106      11.469          9.784         9.794       9.806       9.841
         3             2            6          39           3             19             7           7          81
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $10.932       $10.935      $10.936     $10.940     $10.775        $ 9.699       $ 9.708     $ 9.715     $ 9.732
     9.699         9.708        9.715       9.732      12.260         12.206        12.224      12.239      12.278
        10             8           11          98          46             20            24          64         251
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $11.092       $10.286      $10.111     $10.131     $10.737        $ 9.020       $ 8.370     $ 8.231     $ 8.260
     9.020         8.370        8.231       8.260      12.403         11.514        10.689      10.517      10.570
        32            33          181         467          48             42            52         116         269
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $11.765       $10.689      $ 6.744     $ 6.759     $10.623        $ 8.050       $ 7.317     $ 4.619     $ 4.636
     8.050         7.317        4.619       4.636      12.293         10.475         9.526       6.016       6.047
         7            34          154         714           5             19            15          34         155
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $10.895       $10.897      $ 6.660     $ 6.675     $11.227        $ 8.507       $ 8.513     $ 5.206     $ 5.225
     8.507         8.513        5.206       5.225      14.193         11.945        11.960       7.317       7.355
         4             1           34         474           8             11             6          23         156
   -------       -------      -------     -------     -------        -------       -------     -------     -------
   $12.289       $12.291      $ 6.694     $ 6.709     $10.739        $ 8.603       $ 8.611     $ 4.691     $ 4.708
     8.603         8.611        4.691       4.708      12.955         11.591        11.607       6.327       6.359
        26            10          103       1,223          13             22            45          30         412
   -------       -------      -------     -------     -------        -------       -------     -------     -------

A-4

                                                  *2000                                       2001
                                         ----------------------- ---------------------------------------------------------------
                                                with        with        with EEB            with            with            with
                                               EGMDB     Step-up     and Step-up             EEB         Step-up           EGMDB
                                         ----------- ----------- --------------- --------------- --------------- ---------------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $  10.200       $  10.206
oEnd of period .........................    10.206      10.200        11.165(1)       10.388(2)        9.891           9.913
Number of accumulation units ...........
oEnd of period (000's omitted) .........         7           1             1**             1**             8              60
----------------------------------------   -------     -------     -----------     -----------     ---------       ---------
Janus Aspen Mid-Cap Growth Portfolio Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.379(1)       11.381(1)       11.384(1)       11.387(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Janus Aspen Balanced Portfolio Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          10.655(1)       10.659(1)       10.659(1)       10.662(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             8
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.505(1)       11.507(1)       11.509(1)       11.513(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             3
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          12.407(1)       12.409(1)       12.410(1)       12.416(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP Bond Fund Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $  10.603       $  10.609
oEnd of period .........................    10.609      10.603        10.114(1)       10.095(2)       11.372          11.396
Number of accumulation units ...........
oEnd of period (000's omitted) .........       223          15             1**            29             292           1,399
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.617(1)       11.618(1)       11.619(1)       11.624(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          10.963(1)       10.965(1)       11.378(3)       10.970(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP International Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.019(1)       11.022(1)       11.025(1)       11.027(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Lincoln VIP Money Market Fund Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $  10.207       $  10.213
oEnd of period .........................    10.213      10.207        10.018(1)       10.021(2)       10.433          10.455
Number of accumulation units ...........
oEnd of period (000's omitted) .........       579          89            20               4           1,004           2,314
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------

                                                                             A-5

                          2002                                                            2003
---------------------------------------------------------   -----------------------------------------------------------------
     with EEB            with            with        with          with        with EEB          with        with        with
  and Step-up             EEB         Step-up       EGMDB           GOP     and Step-up           EEB     Step-up       EGMDB
-------------   -------------   -------------   ---------   -----------   -------------   -----------   ---------   ---------
   $11.165         $10.388         $ 9.891       $ 9.913      $10.629        $ 8.932        $ 8.316      $ 7.922     $ 7.952
     8.932           8.316           7.922         7.952       12.693         11.586         10.793       10.287      10.340
         3              11              24           213            8             10             11           17         180
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.379         $11.381         $11.384       $11.387      $10.869          N/A          $ 8.032      $ 8.038     $ 8.052
     8.029           8.032           8.038         8.052       12.405          N/A           10.632       10.644      10.680
         0               1**             1**           5            4          N/A                9            1          30
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.655         $10.659         $10.659       $10.662      $10.226        $ 9.761        $ 9.770      $ 9.775     $ 9.793
     9.761           9.770           9.775         9.793       10.850         10.897         10.913       10.924      10.960
        23               1              21           271           13             43             24           34         391
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.505         $11.507         $11.509       $11.513      $10.906        $ 8.389        $ 8.395      $ 8.401     $ 8.417
     8.389           8.395           8.401         8.417       12.213         10.185         10.198       10.211      10.245
         3              20               3            49            1              5             25            8          84
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $12.407         $12.409         $12.410       $12.416        N/A            N/A            N/A        $ 8.497     $ 8.515
     8.491           8.497           8.497         8.515        N/A            N/A            N/A         11.076      11.115
         0               0               5             4        N/A            N/A            N/A              6          21
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.114         $10.095         $11.372       $11.396      $10.117        $10.937        $10.922      $12.310     $12.355
    10.937          10.922          12.310        12.355       10.036         11.519         11.508       12.978      13.044
       453             131             565         3,185          204            233            161          289       1,635
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.617         $11.618         $11.619       $11.624        N/A          $ 8.818          N/A        $ 8.337     $ 8.353
     8.325           8.331           8.337         8.353        N/A           10.847          N/A         10.852      10.889
         0               0               1             3        N/A                1          N/A              2           4
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.963         $10.965         $11.378       $10.970      $10.625        $ 9.469        $10.744      $ 9.838     $ 9.500
     9.469           9.475           9.838         9.500       11.371         11.192         11.205       11.640      11.257
         3               0               6            11            6              8              0           10          53
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.019         $11.022         $11.025       $11.027      $11.197        $ 9.650        $ 9.260      $ 9.665     $ 9.678
     9.650           9.657           9.665         9.678       13.160         13.415         13.437       13.451      13.488
         1**             0               9            32           12             27              7           15         117
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.018         $10.021         $10.433       $10.455      $ 9.995        $ 9.973        $ 9.981      $10.396     $10.434
     9.973           9.981          10.396        10.434        9.943          9.856          9.870       10.285      10.338
        52              56           1,017         4,473           48             26            172           83         793
   -------         -------         -------       -------      -------        -------        -------      -------     -------

A-6

                                                  *2000                                       2001
                                         ----------------------- ---------------------------------------------------------------
                                                with        with        with EEB            with            with            with
                                               EGMDB     Step-up     and Step-up             EEB         Step-up           EGMDB
                                         ----------- ----------- --------------- --------------- --------------- ---------------
Lincoln VIP Social Awareness Funds Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.505(1)       11.508(1)       12.103(3)       11.513(1)
Number of accumulation units ...........
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------     ---         ---       -----------     -----------     -----------     -----------
MFS VIT Capital Opportunities Series Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.886(1)       11.887(1)       11.889(1)       11.894(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             4
----------------------------------------     ---         ---       -----------     -----------     -----------     -----------
MFS VIT Emerging Growth Series Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $   8.166       $   8.172
oEnd of period .........................     8.172       8.166        12.126(1)       12.128(1)        5.327           5.338
Number of accumulation units
oEnd of period (000's omitted) .........       488           9             1**             1**            97             565
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
MFS VIT Total Return Series Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $  11.124       $  11.130
oEnd of period .........................    11.130      11.124        10.632(1)       10.278(2)       10.934          10.956
Number of accumulation units
oEnd of period (000's omitted) .........       182          18             1**            15             158             767
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
MFS VIT Utilities Series Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $   9.894       $   9.901
oEnd of period .........................     9.901       9.894         9.843(1)        9.356(2)        7.345           7.362
Number of accumulation units
oEnd of period (000's omitted) .........       218          28             1**             6             283             704
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.997(1)       11.999(1)       12.001(1)       12.006(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          11.145(1)       11.147(1)       11.149(1)       11.152(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             7
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Putnam VT Growth & Income Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          10.857(1)        10.86(1)       10.861(1)       10.864(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Putnam VT Health Sciences Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          10.561(1)       10.565(1)       10.566(1)       10.569(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             4
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          10.593(1)       10.596(1)       10.596(1)       10.599(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             1**
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Scudder VIT Equity 500 Index Fund Accumulation unit value
oBeginning of period ...................   $10.000     $10.000     $  10.000       $  10.000       $   8.983       $   8.931
oEnd of period .........................     8.931       8.983        11.273(1)       10.485(2)        7.752           7.719
Number of accumulation units
oEnd of period (000's omitted) .........        81           7             1**             3             140             453
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------
Scudder VIT Small Cap Index Fund Accumulation unit value
oBeginning of period ...................     N/A         N/A       $  10.000       $  10.000       $  10.000       $  10.000
oEnd of period .........................     N/A         N/A          12.108(1)       12.111(1)       12.112(1)       12.117(1)
Number of accumulation units
oEnd of period (000's omitted) .........     N/A         N/A               1**             1**             1**             4
----------------------------------------   -------     -------     -----------     -----------     -----------     -----------

                                                                             A-7

                           2002                                                            2003
----------------------------------------------------------   ----------------------------------------------------------------
     with EEB            with            with         with         with        with EEB          with        with        with
  and Step-up             EEB         Step-up        EGMDB          GOP     and Step-up           EEB     Step-up       EGMDB
-------------   -------------   -------------   ----------   ----------   -------------   -----------   ---------   ---------
   $11.505         $11.508         $12.103       $11.513      $10.901        $ 8.792        $ 9.482        N/A       $ 8.822
     8.792           8.800           9.260         8.822       12.290         11.381         11.398        N/A        11.449
         3               0               0            13           15             21             18        N/A            77
   -------         -------         -------       -------      -------        -------        -------        ----      -------
   $11.886         $11.887         $11.889       $11.894      $11.185        $ 8.186        $ 8.191      $ 8.201     $ 8.213
     8.186           8.191           8.201         8.213       11.915         10.215         10.226       10.244      10.274
         1               1**             1**          26            6              3              5            1          30
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $12.126         $12.128         $ 5.327       $ 5.338      $10.855        $ 7.874        $ 7.878      $ 3.462     $ 3.475
     7.874           7.878           3.462         3.475       11.863         10.043         10.054        4.420       4.443
         1               7              83           465            5              5             36           22          95
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.632         $10.278         $10.934       $10.956      $10.411        $ 9.878        $ 9.554      $10.169     $10.205
     9.878           9.554          10.169        10.205       11.101         11.249         10.885       11.592      11.651
        68              61             319         1,399           86             60             61          138         716
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $ 9.843         $ 9.356         $ 7.345       $ 7.362      $10.748        $ 7.450        $ 7.085      $ 5.565     $ 5.586
     7.450           7.085           5.565         5.586       11.939          9.915          9.434        7.414       7.453
        10              21             130           850           17            147             61           53         264
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.997         $11.999         $12.001       $12.006      $10.726        $ 8.322        $ 8.326      $ 8.331     $ 8.348
     8.322           8.326           8.331         8.348       12.151         10.463         10.473       10.485      10.522
        12              11             225            65           10             19             29          251         160
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.145         $11.147         $11.149       $11.152      $10.675        $ 9.786        $ 9.791      $ 9.799     $ 9.816
     9.786           9.791           9.799         9.816       12.811         13.051         13.064       13.081      13.123
         3               4               7            39            8             17              9           15          94
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.857         $10.860         $10.861       $10.864      $10.803        $ 8.632        $ 8.640      $ 8.646     $ 8.660
     8.632           8.640           8.646         8.660       12.148         10.795         10.810       10.822      10.857
         5               2              15            19            2             12              9           32          76
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.561         $10.565         $10.566       $10.569      $10.477        $ 8.260        $ 8.266      $ 8.271     $ 8.285
     8.260           8.266           8.271         8.285       10.990          9.600          9.612        9.622       9.653
         8              12              15            35            5             15             10           28          75
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $10.593         $10.596         $10.596       $10.599      $10.490          N/A            N/A        $ 8.164     $ 8.177
     8.153           8.160           8.164         8.177       12.932          N/A            N/A         10.698      10.732
         0               0               6             6            4          N/A            N/A              6          18
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $11.273         $10.485         $ 7.752       $ 7.719      $10.661        $ 8.596        $ 7.999      $ 5.917     $ 5.901
     8.596           7.999           5.917         5.901       12.063         10.814         10.069        7.452       7.442
        15              24             259           725           30             15             37           65         357
   -------         -------         -------       -------      -------        -------        -------      -------     -------
   $12.108         $12.111         $12.112       $12.117      $10.734        $ 9.440        $ 9.445      $ 9.452     $ 9.469
     9.440           9.445           9.452         9.469       13.564         13.569         13.584       13.600      13.646
         7               1**            11            29           14             11             45           13          51
   -------         -------         -------       -------      -------        -------        -------      -------     -------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.
A-8
(1) Commenced business on 9/19/01 with an initial unit value of $10.
(2) Commenced business on 9/10/01 with an initial unit value of $10.
(3) Commenced business on 9/21/01 with an initial unit value of $10.
** All numbers less than 500 were rounded up to 1,000.
                                                                             A-9

Lincoln ChoicePlus II Bonus
Lincoln Life Variable Annuity Account N   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus II Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2004. You may obtain a copy of the Lincoln ChoicePlus II Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.
Table of Contents

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4

Item                                             Page
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-6
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

This SAI is not a prospectus.
The date of this SAI is May 1, 2004.
Special terms
The special terms used in this SAI are the ones defined in the prospectus. Services
Independent auditors
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration
Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.
Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issues by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. We paid $42,443,718, $57,062,208, and $67,422,223 to Lincoln Sales Representatives and Selling Firms in 2001, 2002, and 2003, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.
Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.
                                                                             B-2
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

         Single Premium ................. $50,000
         Premium taxes .................. None
         Withdrawals .................... None
         Guaranteed Period .............. 5 years
         Guaranteed Interest Rate ....... 3.50%
         Annuity Date ................... Age 70
         Index Rate A ................... 3.50%
         Index Rate B ................... 4.00% End of contract year 1
                                          3.50% End of contract year 2
                                          3.00% End of contract year 3
                                          2.00% End of contract year 4
                                          0.50% Percentage adjustment to B

  Formula                   (1 + Index A)n
                     -----------------------------
                                                   -1
                     (1 + Index B + % Adjustment)

                          SURRENDER VALUE CALCULATION

                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Index Rate   Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Factor       Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION

                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION

                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

B-3
                             INDEX RATE FACTOR CALCULATION

Contract Year        Index A     Index B     Adj Index B     N       Result
------------------   ---------   ---------   -------------   -----   ---------
  1 ..............    3.50%       4.00%         4.50%         4      0.962268
  2 ..............    3.50%       3.50%         4.00%         3      0.985646
  3 ..............    3.50%       3.00%         3.50%         2      1.000000
  4 ..............    3.50%       2.00%         2.50%         1      1.009756
  5 ..............    3.50%        N/A           N/A         N/A        N/A

                           MINIMUM VALUE CALCULATION

                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year
                                          ** EOY = end of year
Annuity payouts
Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.
In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity
Mortality Tables, modified, with an assumed investment return at the rate of 3, 4, 5, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will
                                                                             B-4
vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.
The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table. The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Proof of age, sex and survival
We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
i4LIFE (Reg. TM) Advantage
During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected. During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.
For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4%, 5%, or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.
The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.
At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.
B-5
Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series. Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:
A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.
Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.
FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.
Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.
Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.
Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S.
government) with maturities between one and 9.99 years.
Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted. Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.
                                                                             B-6
Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.
Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.
Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.
NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.
Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2003, the average firm's stock value in the index was $5.1 billion; the median was $791.1 million. The range of stock value was from $520 billion to $178 million.
Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.
Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany,
Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.
Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.
Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.
Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.
Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.
VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:
Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.
Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.
Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
B-7
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended.
The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.
Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.
Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $107 billion and had consolidated revenues of $5.3 billion in 2003. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.
Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 11,000 employers and more than 1.4 million individuals.
Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2003 Lincoln Life had total assets of approximately $96.9 billion.
                                                                             B-8
Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial statements
Financial statements of the VAA and of Lincoln Life appear on the following pages.
B-9

Lincoln ChoicePlus Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LincolnRetirement.com
1-888-868-2583
This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.
The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at anytime. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.
We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.
You should carefully consider whether or not this contract is the best product for you.
All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.
The available funds are listed below:
AIM Variable Insurance Funds (Series I):
     AIM V.I. Growth Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Small Cap Value Portfolio
     AllianceBernstein Technology Portfolio
American Century Variable Products (Class II):
     American Century VP Inflation Protection Fund*
American Funds Insurance SeriesSM (Class 2):
     American Funds Global Growth Fund *
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
                                                                               1
Delaware VIP Trust (Service Class):
     Delaware VIP Diversified Income Series *
     Delaware VIP Emerging Markets Series *
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series
     Delaware VIP REIT Series
   Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Small Cap Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
   Janus Aspen Balanced Portfolio
     Janus Aspen Mid Cap Growth Portfolio
     Janus Aspen Worldwide Growth Portfolio
Lincoln Variable Insurance Products Trust:
     Lincoln VIP Aggressive Growth Fund (Service Class)
     Lincoln VIP Bond Fund (Standard Class)
     Lincoln VIP Capital Appreciation Fund (Service Class)
     Lincoln VIP Global Asset Allocation Fund (Service Class)
     Lincoln VIP International Fund (Standard Class)
     Lincoln VIP Money Market Fund (Standard Class)
     Lincoln VIP Social Awareness Fund (Standard Class)
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series
     MFS (Reg. TM) VIT Emerging Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth and Income Fund
     Putnam VT Health Sciences Fund
Scudder Investment VIT Funds
     Scudder VIT EAFE Equity Index Fund (Class B)
     Scudder VIT Equity 500 Index Fund (Class A)
     Scudder VIT Small Cap Index Fund (Class A)
* These funds will be available for allocations of purchase payments or contract value on or around May 24, 2004. Check with your investment representative regarding availability.
This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
May 1, 2004
2
Table of Contents

Item                                                             Page
Special terms                                                     4
Expense tables                                                    5
Summary of common questions                                       8
The Lincoln National Life Insurance Company                      10
Variable annuity account (VAA)                                   10
Investments of the variable annuity account                      11
Charges and other deductions                                     15
The contracts                                                    18
 Purchase payments                                               19
 Bonus credits                                                   19
 Persistency credits                                             19
 Transfers on or before the annuity commencement date            20
 Death benefit                                                   22
 Principal SecuritySM Benefit                                    26
 Surrenders and withdrawals                                      28
 i4LIFE (Reg. TM) Advantage                                      30
 Annuity payouts                                                 34
 Fixed side of the contract                                      35
Federal tax matters                                              37
Additional information                                           41
 Voting rights                                                   41
 Return privilege                                                42
 Other information                                               42
 Legal proceedings                                               42
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N    43
Appendix A - Condensed financial information                     A-1

                                                                               3
Special terms
In this prospectus, the following terms have the indicated meanings:
Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.
Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.
Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.
Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.
Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.
Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.
Bonus Credit - The additional amount credited to the contract for each purchase payment.
Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.
Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.
Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.
Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.
i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.
Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company. Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.
Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children
 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.
Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.
4
Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.
Contractowner Transaction Expenses:

  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):     8.50%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.
We may apply the market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawal up to the annual withdrawal limit under the Principal SecuritySM Benefit and regular income payments under i4LIFESM Advantage). See Fixed side of the contract.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Account Fee: $35*
Principal SecuritySM Benefit:
The annual charge is currently .45%** of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge is .95% of the Guaranteed Amount as adjusted. Separate Account Annual Expenses: (as a percentage of average daily net assets in the subaccounts):

                                          EEB Rider
                                          (in combination      EEB Rider                5% step up
                                          with 5% step up)     (without 5% step up)     death benefit     EGMDB
                                          ------------------   ----------------------   ---------------   ------
o   Mortality and expense risk charge            1.70%                 1.65%                1.60%         1.45%
o   Administrative charge                         .15%                 0.15%                0.15%         0.15%
                                                 ----                  ----                  ----         ----
o   Total annual charge for each
    subaccount                                   1.85%                 1.80%                1.75%         1.60%

* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.
**This annual charge is deducted from the contract value on a quarterly basis.
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                   Minimum     Maximum
                                                  ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):        0.30%       1.89%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):      0.30%       1.75%

* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund fees and expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2005.
                                                                               5
The following table shows the expenses charged by each fund for the year ended December 31, 2003:
(as a percentage of each fund's average net assets):

                                                                        Management                      Other
                                                                           Fees        12b-1 Fees      Expenses
                                                                         (before        (before        (before
                                                                           any            any            any
                                                                         waivers/       waivers/       waivers/
                                                                        reimbursem
+   reimburs
                                                                            me     nts     me     nts     me
AIM V.I. Growth Fund (Series I) (1)                                     0.63   %       0.00   %       0.27   %
AIM V.I. International Growth Fund (Series I) (1)                       0.75           0.00           0.35
AIM V.I. Premier Equity Fund (Series I) (1)                             0.61           0.00           0.24
AllianceBernstein Growth and Income Portfolio (class B) (2)             0.63           0.25           0.03
AllianceBernstein Premier Growth Portfolio (class B) (2)                1.00           0.25           0.05
AllianceBernstein Small Cap Value Portfolio (class B) (2)               1.00           0.25           0.28
AllianceBernstein Technology Portfolio (class B) (2)                    1.00           0.25           0.12
American Century VP II Inflation Protection (Class II)                  0.50           0.25           0.01
American Funds Global Growth Fund (class 2)                             0.66           0.25           0.04
American Funds Global Small Capitalization Fund (class 2)               0.80           0.25           0.03
American Funds Growth Fund (class 2)                                    0.37           0.25           0.02
American Funds Growth-Income Fund (class 2)                             0.33           0.25           0.01
American Funds International Fund (class 2)                             0.57           0.25           0.06
Delaware VIP Diversified Income Series (Service Class) (5)              0.65           0.30           0.94
Delaware VIP Emerging Markets Series (Service Class) (6)                1.25           0.30           0.33
Delaware VIP High Yield Series (Service class) (3)                      0.77           0.30           0.12
Delaware VIP Large Cap Value Series (Service class) (3)                 0.65           0.30           0.10
Delaware VIP REIT Series (Service class) (4)                            0.75           0.30           0.11
Delaware VIP Small Cap Value Series (Service class) (4)                 0.75           0.30           0.11
Delaware VIP Trend Series (Service class) (4)                           0.75           0.30           0.09
Delaware VIP U.S. Growth Series (Service class) (3)                     0.65           0.30           0.10
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)           0.58           0.25           0.10
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)        0.48           0.25           0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)               0.58           0.25           0.09
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)             0.73           0.25           0.18
FTVIPT Franklin Small Cap Fund (class 2) (7)                            0.51           0.25           0.29
FTVIPT Templeton Growth Securities Fund (class 2)                       0.81           0.25           0.07
Janus Aspen Mid Cap Growth Portfolio (Service class)                    0.65           0.25           0.02
Janus Aspen Balanced Portfolio (Service class)                          0.65           0.25           0.02
Janus Aspen Worldwide Growth Portfolio (Service class)                  0.65           0.25           0.06
Lincoln VIP Aggressive Growth Fund (Service class)                      0.74           0.25           0.12
Lincoln VIP Bond Fund (Standard class)                                  0.37           0.00           0.07
Lincoln VIP Capital Appreciation Fund (Service class)                   0.73           0.25           0.08
Lincoln VIP Global Asset Allocation Fund (Service class)                0.74           0.25           0.30
Lincoln VIP International Fund (Standard class)                         0.85           0.00           0.19
Lincoln VIP Money Market Fund (Standard class)                          0.42           0.00           0.10
Lincoln VIP Social Awareness Fund (Standard class)                      0.36           0.00           0.07
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)   0.75           0.25           0.19
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)      0.75           0.25           0.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)          0.75           0.25           0.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)            0.75           0.25           0.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                           0.84           0.00           0.04
                                                                                                        Total
                                                                              Total                   Expenses
                                                                             Expenses      Total       (after
                                                                             (before    Contractual   Contractu
                                                                               any        waivers/       ua
                                                                             waivers/  reimbursements waivers/
                                                                        =   reimbursem
                                                                        nts     me          nts)         em
AIM V.I. Growth Fund (Series I) (1)                                         0.90   %
AIM V.I. International Growth Fund (Series I) (1)                           1.10
AIM V.I. Premier Equity Fund (Series I) (1)                                 0.85
AllianceBernstein Growth and Income Portfolio (class B) (2)                 0.91
AllianceBernstein Premier Growth Portfolio (class B) (2)                    1.30
AllianceBernstein Small Cap Value Portfolio (class B) (2)                   1.53
AllianceBernstein Technology Portfolio (class B) (2)                        1.37
American Century VP II Inflation Protection (Class II)                      0.76
American Funds Global Growth Fund (class 2)                                 0.95
American Funds Global Small Capitalization Fund (class 2)                   1.08
American Funds Growth Fund (class 2)                                        0.64
American Funds Growth-Income Fund (class 2)                                 0.59
American Funds International Fund (class 2)                                 0.88
Delaware VIP Diversified Income Series (Service Class) (5)                  1.89       (0.84)     %   1.05   %
Delaware VIP Emerging Markets Series (Service Class) (6)                    1.88       (0.13)         1.75
Delaware VIP High Yield Series (Service class) (3)                          1.07       (0.05)         1.02
Delaware VIP Large Cap Value Series (Service class) (3)                     1.05       (0.05)         1.00
Delaware VIP REIT Series (Service class) (4)                                1.16       (0.05)         1.11
Delaware VIP Small Cap Value Series (Service class) (4)                     1.16       (0.05)         1.11
Delaware VIP Trend Series (Service class) (4)                               1.14       (0.05)         1.09
Delaware VIP U.S. Growth Series (Service class) (3)                         1.05       (0.05)         1.00
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)               0.93
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)            0.82
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)                   0.92
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                 1.16
FTVIPT Franklin Small Cap Fund (class 2) (7)                                1.05       (0.04)         1.01
FTVIPT Templeton Growth Securities Fund (class 2)                           1.13
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.92
Janus Aspen Balanced Portfolio (Service class)                              0.92
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.96
Lincoln VIP Aggressive Growth Fund (Service class)                          1.11
Lincoln VIP Bond Fund (Standard class)                                      0.44
Lincoln VIP Capital Appreciation Fund (Service class)                       1.06
Lincoln VIP Global Asset Allocation Fund (Service class)                    1.29
Lincoln VIP International Fund (Standard class)                             1.04
Lincoln VIP Money Market Fund (Standard class)                              0.52
Lincoln VIP Social Awareness Fund (Standard class)                          0.43
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)       1.19       (0.04)         1.15
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)          1.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)              1.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)                1.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                               0.88

6

                                                    Management                      Other
                                                       Fees        12b-1 Fees      Expenses
                                                     (before        (before        (before
                                                       any            any            any
                                                     waivers/       waivers/       waivers/
                                                    reimbursem
+   reimburs
                                                        me     nts     me     nts     me
Neuberger Berman AMT Regency Portfolio              0.85   %       0.00   %       0.31   %
Putman VT Growth & Income Fund (class 1B)           0.48           0.25           0.05
Putman VT Health Sciences Fund (class 1B)           0.70           0.25           0.14
Scudder VIT EAFE Equity Index Fund (class B) (10)   0.45           0.25           0.67
Scudder VIT Equity 500 Index Fund (class A) (11)    0.20           0.00           0.10
Scudder VIT Small Cap Index Fund (class A) (12)     0.35           0.00           0.26
                                                                                    Total
                                                          Total                   Expenses
                                                         Expenses      Total       (after
                                                         (before    Contractual   Contractu
                                                           any        waivers/       ua
                                                         waivers/  reimbursements waivers/
                                                    =   reimbursem
                                                    nts     me          nts)         em
Neuberger Berman AMT Regency Portfolio                  1.16   %
Putman VT Growth & Income Fund (class 1B)               0.78
Putman VT Health Sciences Fund (class 1B)               1.09
Scudder VIT EAFE Equity Index Fund (class B) (10)       1.37       (0.47)     %   0.90   %
Scudder VIT Equity 500 Index Fund (class A) (11)        0.30
Scudder VIT Small Cap Index Fund (class A) (12)         0.61       (0.16)         0.45

(1) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Expenses have been restated
     to reflect current expenses.
(2) Total expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for each Portfolio and, after giving effect to the advisory fee waiver, total expenses are as follows: VP Growth and Income (0.55%, 0.83%); VP Premier Growth (0.75%, 1.05%); VP Small Cap
     Value (0.75%, 1.28%); VP Technology (0.75%, 1.12%).
(3) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(4) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(5) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.59%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(6) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Fund.
(8) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 9), do not exceed 0.15% annually. This contractual arrangements may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.
(9) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% Emerging Growth and 1.16% Utilities. There were no fee reductions for the Capital Opportunities and Total Return Series.
(10) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.90%.
(11) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.30%.
(12)Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.45%.
For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.
                                                                               7
EXAMPLES
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and Principal SecuritySM Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:

   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,274    $2,087    $2,769    $4,460

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $424   $1,287    $2,169    $4,460

For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFESM Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of common questions
What kind of contract am I buying? It is an individual variable and/or market value adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.
What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.
What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.
How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.
What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.
We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.
We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and other deductions.
8
We apply a charge to the daily net asset value of the VAA and those charges are:

                                          EEB Rider
                                          (in combination      EEB Rider                5% step up
                                          with 5% step up)     (without 5% step up)     death benefit     EGMDB
                                          ------------------   ----------------------   ---------------   ------
o   Mortality and expense risk charge            1.70%                 1.65%                1.60%         1.45%
o   Administrative charge                         .15%                 0.15%                0.15%         0.15%
                                                 ----                  ----                  ----         ----
o   Total annual charge for each
    subaccount                                   1.85%                 1.80%                1.75%         1.60%

See Charges and other deductions.
The charge for the Principal SecuritySM Benefit is currently equal to an annual rate of .45% of the Guaranteed Amount deducted on a quarterly basis. If you elect to reset your Guaranteed Amount, we reserve the right to increase the charge up to the current charge in effect at the time of the reset which will not be more than .95%. See Charges and other deductions.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment, if applicable. See Fixed side of the contract.
Charges may also be imposed during the regular income or annuity payout period, including i4LIFESM Advantage, if elected. See The contracts and Annuity payouts.
For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.
What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.
What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments.
See The contracts - Bonus credits.
A persistency credit of .05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The contracts - Persistency credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.
What is i4LIFESM Advantage? i4LIFESM Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFESM Advantage payout phase, based on the i4LIFESM Advantage death benefit you choose.
What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.
May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.
                                                                               9
What is the Principal SecuritySM Benefit? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts - Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.
Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values. Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges Returns calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.
Variable annuity account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act).
The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.
10
Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. Investment Advisers
As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). As of the date of this prospectus, we were receiving compensation from each fund company.
Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

 FUND NAME      FUND DESCRIPTION      MANAGER

 AIM V.I. Growth Fund      Capital appreciation      AIM Advisors, Inc.

 AIM V.I. International      Long-term growth      AIM Advisors, Inc.
Growth Fund

 AIM V.I. Premier Equity      Long-term growth      AIM Advisors, Inc.
Fund

 AllianceBernstein      Growth and Income      Alliance Capital
Growth and Income                             Management, L.P.
Portfolio

 AllianceBernstein      Capital Appreciation      Alliance Capital
Premier Growth                                   Management, L.P.
Portfolio

 AllianceBernstein Small      Long-term growth      Alliance Capital
Cap Value Portfolio                                Management, L.P.

 AllianceBernstein        Maximum capital appreciation      Alliance Capital
Technology Portfolio                                       Management, L.P.

 American Century VP      Inflation Protection      American Century
Inflation Protection

                                                                              11

 American Funds Global      Long-term growth      Capital Research and
Growth                                           Management Company

 American Funds Global      Long-term growth      Capital Research and
Small Capitalization                             Management Company
Fund

 American Funds Growth      Long-term growth      Capital Research and
Fund                                             Management Company

 American Funds         Long-term Growth      Capital Research and
International Fund                           Management Company

 American Funds         Growth and income      Capital Research and
Growth-Income Fund                            Management Company

 Delaware VIP           Total Return      Delaware Management
Diversified Income                       Company
Series

 Delaware VIP Emerging      Capital Appreciation      Delaware Management
Markets Series                                       Company

 Delaware VIP High Yield      Capital Appreciation      Delaware Management
Series                                                 Company

 Delaware VIP Large Cap      Growth and Income      Delaware Management
Value Series                                       Company

 Delaware VIP REIT      Total Return      Delaware Management
Series                                   Company

 Delaware VIP Small Cap      Capital Appreciation      Delaware Management
Value Series                                          Company

 Delaware VIP Trend      Capital Appreciation      Delaware Management
Series                                            Company

 Delaware VIP U.S.      Capital Appreciation      Delaware Management
Growth Series                                    Company

 Fidelity (Reg. TM) VIP             Long-term capital appreciation.      Fidelity Management
Contrafund (Reg. TM) Portfolio                                          and Research Company

 Fidelity (Reg. TM) VIP      Reasonable Income      Fidelity Management
Equity-Income Portfolio                            and Research Company

 Fidelity (Reg. TM) VIP Growth      Capital appreciation.      Fidelity Management
Portfolio                                                     and Research Company

 Fidelity (Reg. TM) VIP Overseas      Long-term growth      Fidelity Management
Portfolio                                                  and Research Company

12

 FTVIPT Franklin Small      Long-term growth      Franklin Advisers, Inc.
Cap Fund

 FTVIPT Templeton           Long-term growth      Templeton Global
Growth Securities Fund                           Advisors Limited

 Janus Aspen Mid Cap      Long-term growth      Janus Capital
Growth Portfolio                               Management LLC

 Janus Aspen Balanced      Long-term growth and current income      Janus Capital
Portfolio                                                          Management LLC

 Janus Aspen Worldwide      Long-term growth      Janus Capital
Growth Portfolio                                 Management LLC

 Lincoln VIP Aggressive      Maximum capital appreciation      Delaware Management
Growth Fund                                                   Company Sub-advised
                                                              by T. Rowe Price
                                                              Associates, Inc.

 Lincoln VIP Bond Fund      Current Income      Delaware Management
                                               Company

 Lincoln VIP Capital      Long-term growth      Delaware Management
Appreciation Fund                              Company Sub-advised
                                               by Janus Capital
                                               Management LLC

 Lincoln VIP Global        Total Return      Delaware Management
Asset Allocation Fund                       Company Sub-advised
                                            by UBS Global Asset
                                            Managment

 Lincoln VIP            Capital appreciation      Delaware Management
International Fund                               Company Sub-advised
                                                 by Delaware
                                                 International Advisers
                                                 Ltd

 Lincoln VIP Money      Preservation of Capital      Delaware Management
Market Fund                                         Company

 Lincoln VIP Social      Capital appreciation      Delaware Management
Awareness Fund                                    Company

 MFS (Reg. TM) VIT Capital      Capital appreciation.      Massachusetts Financial
Opportunities Series                                      Services Company

 MFS (Reg. TM) VIT Emerging      Long-term growth      Massachusetts Financial
Growth Series                                         Services Company

 MFS (Reg. TM) VIT Total Return      Income and Growth      Massachusetts Financial
Series                                                     Services Company

                                                                              13

 MFS (Reg. TM) VIT Utilities      Growth and Income      Massachusetts Financial
Series                                                  Services Company

 Neuberger Berman AMT      Capital appreciation      Neuberger Berman
Mid-Cap Growth                                      Management, Inc.
Portfolio

 Neuberger Berman AMT      Long-term growth      Neuberger Berman
Regency Portfolio                               Management, Inc.

 Putnam VT Growth &      Growth and income      Putnam Investment
Income Fund                                    Management, LLC

 Putnam VT Health      Capital appreciation      Putnam Investment
Sciences Fund                                   Management, LLC

 Scudder VIT EAFE      Capital appreciation      Deutsche Asset
Equity Index Fund                               Management Inc.

 Scudder VIT Equity 500      Capital appreciation      Deutsche Asset
Index Fund                                            Management Inc.

 Scudder VIT Small Cap      Capital appreciation      Deutsche Asset
Index Fund                                           Management Inc.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds. Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.
Addition, deletion or substitution of investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contract owners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which
14
sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.
Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.
We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.
The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value; and
 o the risk that more owners than expected will qualify for waivers of the surrender charge; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
                                                                              15
Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of:

                                          EEB Rider
                                          (in combination      EEB Rider                5% step up
                                          with 5% step up)     (without 5% step up)     death benefit     EGMDB
                                          ------------------   ----------------------   ---------------   ------
o   Mortality and expense risk charge            1.70%                 1.65%                1.60%         1.45%
o   Administrative charge                         .15%                 0.15%                0.15%         0.15%
                                                 ----                  ----                  ----         ----
o   Total annual charge for each
    subaccount                                   1.85%                 1.80%                1.75%         1.60%

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                                        Number of contract anniversaries since
                                                             purchase payment was invested
                                                    -----------------------------------------------
                                             0       1       2    3    4    5    6    7    8    9+
      Surrender charge as a percentage of th8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFESM Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or withdrawal of a purchase payment beyond the fifth anniversary since the purchase payment was invested for any contract issued to selling group individuals. For selling group individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFESM Advantage option;
 o Regular income payments made under i4LIFESM Advantage or periodic payments made under any annuity payout option made available by us;
 o Withdrawals up to the Annual Withdrawal Limit under the Principal SecuritySM Benefit, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from bonus credits.
16
3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.
If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.
Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.
Principal SecuritySM Benefit Charge. During the accumulation period, there is a charge for the Principal SecuritySM Benefit, if elected. The Rider charge is currently equal to an annual rate of .45% (0.1125% quarterly) and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider quarterly from contract value, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider or the most recent reset date. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the charge may increase up to a maximum annual charge of .95%.
If you elect to reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase to the charge in effect at that time, but it will never exceed the guaranteed maximum annual charge of ..95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider cost will be deducted upon termination of the Rider or surrender of the contract.
After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments and bonus credits, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.
Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.
                                                                              17
Other charges and deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFESM Advantage and Annuity payouts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds. Additional information
The administrative charge, surrender or sales charges, and account fee, if applicable, described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The contracts
Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See
Distribution of the contracts.
When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.
Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.
Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
18
Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.
Bonus credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:

Cumulative Purchase Payments     Bonus Credit %
-------------------------------- ---------------
  Less than $100,000............      3.0%
  $100,000-$999,999.............      4.0%
  $1,000,000 or greater.........      5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.
If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.
We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.
Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.
Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.
The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is
                                                                              19
determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of accumulation units
Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:
1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus
2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.
The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.
In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the
Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.
Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional services and the SAI for more information on these programs.
The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.
A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.
20
Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.
If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFESM Advantage transfers) may be subject to market value adjustments, if applicable.
Transfers may be delayed as permitted by the 1940 Act. See Delay of payments. Market timing
Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can adversely affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may adversely affect other contractowners or fund shareholders.
Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. We may vary our Market Timing Procedures from subaccount to subaccount, and they may also vary due to differences in operational systems and contract provisions.
We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. We will investigate the transfer patterns for each contractowner that fulfills the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner that future transfers
(among the subaccounts and/or the fixed account) will be temporarily or permanently permitted to be made only by original signature sent to us by U.S. mail, standard delivery. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction and any gains will be returned to the appropriate fund. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer.
Our Market Timing Procedures are applied consistently to all contractowners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.
                                                                              21
To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
Transfers after the annuity commencement date
If you select i4LIFESM Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.
If you do not select i4LIFESM Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.
Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional services in the SAI. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. Currently, there is no charge for this service. However, we reserve the right to impose one. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.
The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.
Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. In other words, you cannot have DCA and cross reinvestment running simultaneously.
Death benefit
The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person
 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.
22
If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFESM Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.
You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.
Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.
If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant.
Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.
A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained.
5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.
After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments reduced by the sum of all withdrawals; or
 o The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary
                                                                              23
  immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.
Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.
The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.
The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.
Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFESM Advantage contracts. See i4LIFESM Advantage. There is no additional charge for this benefit.
Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in the prospectus).
Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.
The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
24
For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to us, the ABE Enhancement
Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.
The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.
It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the
Enhancement Amount is available.
General death benefit information
Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.
If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).
If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the
Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB and 5% Step-Up death benefit will be reduced to the Step-Up death benefit for an annual charge of 1.75%, and the EEB Rider death benefit will be reduced to the EGMDB for an annual charge of 1.60%.
The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with
Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.
Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
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 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.
If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.
Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Principal SecuritySM Benefit
The Principal SecuritySM Benefit is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age 81. This Rider provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) as adjusted for purchase payments, bonus credits and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to the contract value at the time of the reset. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.
If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.
Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments and bonus credits automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the
Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.
After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. See Charges and other deductions. Purchase payments and bonus credits or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year until the Guaranteed Amount equals zero. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that.
On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payments and bonus credits. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:
 o the Annual Withdrawal Limit immediately prior to the reset; or
 o 7% of the new (reset) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:
 o the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
 o the Annual Withdrawal Limit will remain the same.
Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or the market value adjustment, if applicable.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:
 o The Guaranteed Amount is reduced to the lesser of:
26
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
 o The Annual Withdrawal Limit will be the lesser of:
  o the Annual Withdrawal Limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal limit); or
   o 7% of the contract value immediately following the withdrawal.
In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and your Annual Withdrawal Limit. You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit.
Payment frequencies other than annually may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.
For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84.
Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax adviser to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals and foregoing resets of the Guaranteed Amount.
The tax consequences of withdrawals are discussed later in the prospectus. See Federal tax matters.
Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
Contractowners with the Principal SecuritySM Benefit are guaranteed the option to purchase i4LIFESM Advantage with or without the Guaranteed Income Benefit under the i4LIFESM Advantage terms and charge in effect at the time of the i4LIFESM Advantage election. Refer to the i4LIFESM Advantage section of your prospectus.
Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s)
or 401(a)(9) as applicable as amended from time to time. If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.
If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal SecuritySM Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal SecuritySM Benefit equal to his or her share of the death benefit.
Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate. Availability. Check with your investment representative regarding availability in your state.
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Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.
Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.
The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the market value adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.
Small contract surrenders
We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of payments
Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
28
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.
Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.
Transfers may be delayed as permitted by the 1940 Act.
Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required). Distribution of the contracts
We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.
The AIM, AllianceBernstein, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, Putnam and Scudder Funds offered as part of this contract make payments to us under their distribution plans in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.25% based on the amount of assets invested in those Funds. All investment advisers and other service providers for the Funds offered as part of this contract may, from time to time, make payments for services to us.
Compensation Paid to LFA. The maximum commission we pay to LFA is 6.10% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with a
                                                                              29
quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
We may pay certain Selling Firms additional amounts for: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.
A portion of these payments may be passed on by the Selling Firms to their sales representatives in accordance with their internal compensation programs. These programs may also include other types of cash and non-cash compensation and other benefits.
Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts. Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
i4LIFE (Reg. TM) Advantage
The i4LIFESM Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the i4LIFESM Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.85% for the i4LIFESM Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 2.05% for the i4LIFESM Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFESM Advantage is elected at issue of the contract, i4LIFESM Advantage and the charge will begin on the contract's effective date.
Otherwise, i4LIFESM Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFESM Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFESM Advantage.
i4LIFESM Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before the annuity commencement date by sending a written request to our Home office.
There is no guarantee that i4LIFESM Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Principal SecuritySM Benefit, if available.
See The contracts - Principal SecuritySM Benefit). The annuitant may not be changed after i4LIFESM Advantage is elected.
i4LIFESM Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected (see below).
Additional purchase payments will not be accepted once i4LIFESM Advantage becomes effective for a non-qualified annuity contract.
If i4LIFESM Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFESM Advantage begins, any automatic withdrawal service will terminate. See The contracts.
Once i4LIFESM Advantage begins, any prior death benefit election will terminate and the i4LIFESM Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFESM Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFESM Advantage began.
For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.
30
Regular Income. i4LIFESM Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable market value adjustments. See Charges and other deductions.
Access Period. At the time you elect i4LIFESM Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFESM Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFESM Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the contract value on the valuation date i4LIFESM Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.
After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The market value adjustment may apply.
Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The market value adjustment may apply.
Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFESM Advantage provides the i4LIFESM Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA.
If you die during the Access Period, the i4LIFESM Advantage will terminate.
Your beneficiary may start a new i4LIFESM Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.
Following the Access Period, there is no death benefit.
Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFESM Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFESM Advantage Account Value death benefit; and
 o i4LIFESM Advantage EGMDB.
The i4LIFESM Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.
The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. This death benefit is not available on contracts issued prior to September 10, 2001. You may not change this death benefit once it is elected.
                                                                              31
The i4LIFESM Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABESM)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted on either a dollar for dollar basis;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest
   Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.
Only the highest Account Value achieved on a contract anniversary following the election of i4LIFESM Advantage will be considered if you did not elect (or you discontinued) the EGMDB or more expensive death benefit option prior to electing i4LIFESM Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFESM Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.
The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA.
During the Access Period, contracts with the i4LIFESM Advantage EGMDB may elect to change to the i4LIFESM Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFESM Advantage EGMDB.
For both death benefit options, following the Access Period, there is no death benefit.
Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). We provide to eligible contractowners of non-qualified i4LIFESM Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFESM Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).
Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFESM Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.
The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior
32
company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFESM Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.
The ABE Enhancement Amount will terminate on the valuation date the i4LIFESM Advantage EGMDB death benefit option of the contract is changed or terminated. It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.
Guaranteed Income Benefit.
The Guaranteed Income Benefit option will be available if you elect i4LIFESM Advantage. The annual charge is 2.35% of the net asset value of the Account Value in the VAA for the i4LIFESM Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.55% if the i4LIFESM Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFESM Advantage is elected and will begin at the time i4LIFESM Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit.
If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Principal SecuritySM Benefit can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The
Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFESM Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].
The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.
A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.
If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:
 o A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
 o You must choose an Access Period of at least 15 years.
There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Principal SecuritySM Benefit was previously elected).
The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.85% of the net asset value of the Account Value in the VAA if the i4LIFESM Advantage Account Value death benefit is selected or 2.05% of the net asset value if the i4LIFESM Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFESM Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFESM Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFESM Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.
                                                                              33
Availability. The introduction of i4LIFESM Advantage will vary depending on your state. In states where i4LIFESM Advantage is not yet available, an earlier version (called the Income4Life (Reg. TM) Solution) may be available. Under the Income4Life (Reg. TM) Solution, the death benefit is equal to the Account Value as of the day on which we approve the payment of the claim (as opposed to the Account Value death benefit offered under i4LIFESM Advantage for IRA contracts or the Account Value death benefit or EGMDB offered under i4LIFESM Advantage for non-qualified contracts). The charge under the Income4Life (Reg. TM) Solution is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.85% under i4LIFESM Advantage for IRA contracts or the annual rate of 1.85% or 2.05% under i4LIFESM Advantage for non-qualified contracts). The Income4Life (Reg. TM) Solution typically provides higher regular income payments and lower Account Value than are realized under i4LIFESM Advantage. For a limited time, contracts in force prior to the availability of i4LIFESM Advantage in a particular state may be able to elect the Income4Life (Reg. TM) Solution. Contracts issued after i4LIFESM Advantage is available in your state may only elect i4LIFESM
Advantage. The Guaranteed Income Benefit is not available with the Income4Life (Reg. TM) Solution. The fixed account is not available with Income4Life (Reg.
TM) Solution for non-qualified annuity contracts.
Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Enhanced Guaranteed Minimum death benefit. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this Enhanced Guaranteed Minimum death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.
For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.
Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.
You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant.
The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.
34
The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFESM Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.
Variable annuity payouts
Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1. Determine the dollar amount of the first periodic payout; then
2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.
We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.
Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date.
You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.
Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.
Fixed side of the contract
Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a
                                                                              35
disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment (see Market value adjustment below and Charges and other deductions). The market value adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.
ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.
Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.
The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.
Market value adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under i4LIFESM Advantage transfers) will be subject to the market value adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the market value adjustment. The market value adjustment will be applied to the amount being surrendered, withdrawn or transferred. The market value adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the market value adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the market value adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the market value adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The market value adjustment is calculated by multiplying the transaction amount by:

   (1+A)n    -1
----------
  (1+B )n

     where:
   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.
36
   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.
     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
     Straight-Line iterpolation is used for periods to maturity not quoted.
     See the SAI for examples of the application of the market value adjustment.
Federal tax matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation. Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.
Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.
Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.
Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."
                                                                              37
Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA. Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.
Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.
Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.
Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.
Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFESM Advantage during the Access Period, they are taxed in the same manner as a withdrawal during the deferral period.
Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.
Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.
Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.
38
Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).
Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.
Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.
Charges for additional benefits
Your contract automatically includes a basic death benefit and may include Principal SecuritySM Benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal SecuritySM Benefit charge, if any, as a contract withdrawal.
Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.
Types of qualified contracts and terms of contracts
Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.
                                                                              39
We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.
Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.
Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied. Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal SecuritySM Benefit, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed
IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.
40
Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income
Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts.
We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.
Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively. Additional information
Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.
Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.
                                                                              41
Return privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A
contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.
State regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.
Other information
A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.
Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.
42
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-6
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

For a free copy of the SAI complete the form below.
                Statement of Additional Information Request Card
                            Lincoln ChoicePlus Bonus
                    Lincoln Life Variable Annuity Account N
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus Bonus).
                                 (Please Print)
Name: -------------------------------------------------------------------------
Address: ----------------------------------------------------------------------
City ---------------------------------------------------  State ---------
Zip ---------
Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.
                                                                              43
                      [THIS PAGE INTENTIONALLY LEFT BLANK]
Appendix A - Condensed financial information
Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus Bonus product for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI. Because the American Funds Global Growth, American Century VP Inflation Protection, Delaware VIP Diversified Income and Delaware VIP Emerging Markets subaccounts were not in existence as of December 31, 2003, accumulation unit values and accumulation units are not provided for these subaccounts.

                                                      *2000                                      2001
                                              ----------------------   ---------------------------------------------------------
                                                    with        with          with EEB              with        with        with
                                                   EGMDB     Step-up       and Step-up               EEB     Step-up       EGMDB
                                              ----------   ---------   ---------------   ---------------   ---------   ---------
AIM V.I. Capital Appreciation Accumulation    t value
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 7.918     $ 7.860
oEnd of period ............................      7.860        7.918         12.127(1)         12.128(1)       5.969       5.934
Number of accumulation units
oEnd of period (000's omitted) ............        198           33              2                 1**          112         392
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
AIM V.I. Growth Fund Accumulation unit value
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 7.359     $ 7.293
oEnd of period ............................      7.293        7.359         11.127(1)         11.129(1)       4.781       4.745
Number of accumulation units
oEnd of period (000's omitted) ............        217           32              1**               1**          122         462
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
AIM V.I. International Growth Fund Accumulat  n unit val
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 8.039     $ 8.088
oEnd of period ............................      8.088        8.039         10.615(1)          9.948(2)       6.040       6.086
Number of accumulation units
oEnd of period (000's omitted) ............        118            3              1**               1**           48         215
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
AIM V.I. Premier Equity Fund Accumulation un   value
oBeginning of period ..                        $10.000      $10.000         N/A            $  10.000        $ 8.483     $ 8.394
oEnd of period ............................      8.394        8.483         N/A               10.564(2)       7.288       7.223
Number of accumulation units
oEnd of period (000's omitted) ............        484           80         N/A                    1**          253         976
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
American Funds Global Small Capitalization F  d Accumula   n unit val
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 8.240     $ 8.295
oEnd of period ............................      8.295        8.240         12.495(1)         11.126(2)       7.056       7.114
Number of accumulation units
oEnd of period (000's omitted) ............        308           17              1**               1             41         432
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
American Funds Growth Fund Accumulation unit  alue
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 8.970     $ 8.887
oEnd of period ............................      8.887        8.970         12.307(1)         10.813(2)       7.214       7.158
Number of accumulation units
oEnd of period (000's omitted) ............        934           71              5                18            360       2,621
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
American Funds Growth-Income Fund Accumulati   unit valu
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $10.432     $10.429
oEnd of period ............................     10.429       10.432         11.309(1)         10.528(2)      10.514      10.526
Number of accumulation units
oEnd of period (000's omitted) ............        181           46             11                17            379       1,082
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
American Funds International Fund Accumulati   unit valu
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $ 7.825     $ 7.865
oEnd of period ............................      7.865        7.825         10.835(1)         10.218(2)       6.160       6.200
Number of accumulation units
oEnd of period (000's omitted) ............        493           78              1**               8            232       1,003
--------------------------------------------   -------      -------      -----------       -----------      -------     -------
AllianceBernstein VP Growth and Income Portf  io Accumul   on unit va  e
oBeginning of period ..                        $10.000      $10.000      $  10.000         $  10.000        $10.469     $10.457
oEnd of period ............................     10.457       10.469         11.314(1)         10.344(2)      10.303      10.306
Number of accumulation units
oEnd of period (000's omitted) ............        202           27              1**              14            234         999
--------------------------------------------   -------      -------      -----------       -----------      -------     -------

                                                                             A-1

                       2002                                                2003
--------------------------------------------------   -------------------------------------------------
     with EEB         with        with        with        with EEB        with        with        with
  and Step-up          EEB     Step-up       EGMDB     and Step-up         EEB     Step-up       EGMDB
-------------   ----------   ---------   ---------   -------------   ---------   ---------   ---------
   $12.127       $12.128      $ 5.969     $ 5.934
     9.003         9.011        4.437       4.418
         0             4           93         366
   -------       -------      -------     -------
   $11.127       $11.129      $ 4.781     $ 4.745         N/A           N/A       $ 3.243     $ 3.223
     7.540         7.545        3.243       3.223         N/A           N/A         4.182       4.163
         0             0          134         363         N/A           N/A           120         305
   -------       -------      -------     -------         -             ---       -------     -------
   $10.615       $ 9.948      $ 6.040     $ 6.086         N/A         $ 8.239     $ 5.005     $ 5.051
     8.787         8.239        5.005       5.051         N/A          10.444       6.347       6.415
         0             2           47         190         N/A               2          37         162
   -------       -------      -------     -------         -           -------     -------     -------
     N/A         $10.564      $ 7.288     $ 7.223       $ 9.087       $ 7.236     $ 4.994     $ 4.957
     N/A           7.236        4.994       4.957         9.514         8.889       6.139       6.102
     N/A               2          222         725             1             2         189         637
   -------       -------      -------     -------       -------       -------     -------     -------
   $12.495       $11.126      $ 7.056     $ 7.114       $ 9.929       $ 8.845     $ 5.613     $ 5.667
     9.929         8.845        5.613       5.667        14.964        13.338       8.468       8.562
        15            10           54         654             1             0          37         551
   -------       -------      -------     -------       -------       -------     -------     -------
   $12.307       $10.813      $ 7.214     $ 7.158       $ 9.127       $ 8.023     $ 5.355     $ 5.322
     9.127         8.023        5.355       5.322        12.258        10.780       7.199       7.165
       129           133          752       4,726            20            60         750       4,195
   -------       -------      -------     -------       -------       -------     -------     -------
   $11.309       $10.528      $10.514     $10.526       $ 9.065       $ 8.443     $ 8.436     $ 8.459
     9.065         8.443        8.436       8.459        11.785        10.982      10.978      11.024
       158           112          727       2,824            16            60         622       2,585
   -------       -------      -------     -------       -------       -------     -------     -------
   $10.835       $10.218      $ 6.160     $ 6.200       $ 9.058       $ 8.546     $ 5.155     $ 5.196
     9.058         8.546        5.155       5.196        11.991        11.319       6.831       6.896
        27            40          282       1,647             9             9         303       1,448
   -------       -------      -------     -------       -------       -------     -------     -------
   $11.314       $10.344      $10.303     $10.306       $ 8.633       $ 7.897     $ 7.870     $ 7.884
     8.633         7.897        7.870       7.884        11.202        10.253      10.223      10.256
        39            48          304       1,741            10            29         225       1,384
   -------       -------      -------     -------       -------       -------     -------     -------

A-2

                                                     *2000                                  2001
                                            ------------------------ ---------------------------------------------------
                                                  with          with        with EEB            with      with      with
                                                 EGMDB       Step-up     and Step-up             EEB   Step-up     EGMDB
                                            ---------- ------------- --------------- --------------- --------- ---------
AllianceBernstein VP Growth Portfolio Accumulation unit value(4)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.036   $ 7.996
oEnd of period ............................    7.996        8.036         11.966(1)       10.893(2)     6.029     6.008
Number of accumulation units
oEnd of period (000's omitted) ............       58            3              1**             7           49       194
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
AllianceBernstein VP Premier Growth Portfolio Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 7.728   $ 7.682
oEnd of period ............................    7.682        7.728         11.946(1)       11.946(1)     6.272     6.244
Number of accumulation units
oEnd of period (000's omitted) ............      523           11              1**             6          135     1,021
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
AllianceBernstein VP Technology Portfolio Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 6.641   $ 6.554
oEnd of period ............................    6.554        6.641         12.866(1)       11.547(2)     4.864     4.808
Number of accumulation units
oEnd of period (000's omitted) ............      381           23              1**             2           93       643
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Alliance VP Small Cap Value Portfolio Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP Emerging Markets Series Accumulation unit value(4)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.259   $ 8.252
oEnd of period ............................    8.252        8.259         11.416(1)       10.416(2)     8.535     8.540
Number of accumulation units
oEnd of period (000's omitted) ............        4            1**            1**             1**          4        37
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP High Yield Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.953   $ 8.961
oEnd of period ............................    8.961        8.953         10.304(1)        9.945(2)     8.413     8.432
Number of accumulation units
oEnd of period (000's omitted) ............       46            7              1**             2           89       303
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP Large Cap Value Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $11.553   $11.519
oEnd of period ............................   11.519       11.553         11.091(1)       10.314(2)    10.894    10.879
Number of accumulation units
oEnd of period (000's omitted) ............       27            3              1**             1**         35       140
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP REIT Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $10.700   $10.676
oEnd of period ............................   10.676       10.700         10.698(1)       10.380(2)    11.427    11.418
Number of accumulation units
oEnd of period (000's omitted) ............      119            2              1**             4           33       267
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP Select Growth Series Accumulation unit value(4)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 7.509   $ 7.514
oEnd of period ............................    7.514        7.509         12.222(1)       10.979(2)     5.615     5.627
Number of accumulation units
oEnd of period (000's omitted) ............      167           11              1**             1**        121       350
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP Small Cap Value Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $11.836   $11.772
oEnd of period ............................   11.772       11.836         11.790(1)       10.979(2)    12.989    12.938
Number of accumulation units
oEnd of period (000's omitted) ............       89            5              2               5           67       330
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Social Awareness Fund (formerly Delaware VIP Social Awareness Series) Accumulation unit value(5)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.788   $ 8.794
oEnd of period ............................    8.794        8.788         11.529(1)       11.531(1)     7.799     7.816
Number of accumulation units
oEnd of period (000's omitted) ............       21            1**            1**             3           11        59
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Delaware VIP Trend Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 7.758   $ 7.763
oEnd of period ............................    7.763        7.758         12.782(1)       11.337(2)     6.445     6.459
Number of accumulation units
oEnd of period (000's omitted) ............      820           64              2               2          168     1,353
-------------------------------------------  -------      -------      -----------     -----------    -------   -------

                                                                             A-3

                        2002                                                   2003
-----------------------------------------------------   ---------------------------------------------------
     with EEB            with        with        with        with EEB         with         with        with
  and Step-up             EEB     Step-up       EGMDB     and Step-up          EEB      Step-up       EGMDB
-------------   -------------   ---------   ---------   -------------   ----------   ----------   ---------
   $11.966         $10.893       $ 6.029     $ 6.008
     8.426           7.675         4.250       4.241
         0               8            34         183
   -------         -------       -------     -------
   $11.946         $11.946       $ 6.272     $ 6.244         N/A         $ 8.114      $ 4.262      $ 4.250
     8.110           8.114         4.262       4.250         N/A           9.832        5.167        5.160
         4              13           166         867         N/A               0          118          503
   -------         -------       -------     -------         --          -------      -------      -------
   $12.866         $11.547       $ 4.864     $ 4.808         N/A         $ 6.599      $ 2.781      $ 2.753
     7.353           6.599         2.781       2.753         N/A           9.320        3.930        3.896
         3              19           148         513         N/A               4          142          490
   -------         -------       -------     -------         --          -------      -------      -------
                                                             N/A            N/A          N/A       $10.943
                                                             N/A            N/A          N/A        15.174
                                                             N/A            N/A          N/A             8
   -------         -------       -------     -------         --          -------      -------      -------
   $11.416         $10.416       $ 8.535     $ 8.540
    11.770          10.744         8.809       8.827
         0               1**          13          45
   -------         -------       -------     -------         --          -------      -------      -------
   $10.304         $ 9.945       $ 8.413     $ 8.432       $10.283       $ 9.928      $ 8.403      $ 8.435
    10.283           9.928         8.403       8.435        12.982        12.541       10.619       10.676
        19              21           197         472             1             5          158          499
   -------         -------       -------     -------       -------       -------      -------      -------
   $11.091         $10.314       $10.894     $10.879         N/A         $ 8.225      $ 8.692      $ 8.692
     8.839           8.225         8.692       8.692         N/A          10.348       10.942       10.959
        11              16            98         286         N/A               0           70          179
   -------         -------       -------     -------       -------       -------      -------      -------
   $10.698         $10.380       $11.427     $11.418       $10.961       $10.641      $11.720      $11.729
    10.961          10.641        11.720      11.729        14.390        13.976       15.401       15.436
       101              20           123         629             3             7           86          380
   -------         -------       -------     -------       -------       -------      -------      -------
   $12.222         $10.979       $ 5.615     $ 5.627
     8.085           7.267         3.718       3.732
         0               3           163         356
   -------         -------       -------     -------       -------       -------      -------      -------
   $11.790         $10.979       $12.989     $12.938       $10.911       $10.165      $12.033      $12.004
    10.911          10.165        12.033      12.004        15.175        14.144       16.751       16.735
        35              55           143         756            13             7          110          499
   -------         -------       -------     -------       -------       -------      -------      -------
   $11.529         $11.531       $ 7.799     $ 7.816
     8.715           8.722         5.902       5.924
         0               3             8          62
   -------         -------       -------     -------       -------       -------      -------      -------
   $12.782         $11.337       $ 6.445     $ 6.459       $10.030       $ 8.900      $ 5.062      $ 5.081
    10.030           8.900         5.062       5.081        13.272        11.783        6.706        6.740
        13              48           291       1,961             3             3          228        1,293
   -------         -------       -------     -------       -------       -------      -------      -------

A-4

                                                   *2000                                 2001
                                            -------------------- ----------------------------------------------------
                                                  with      with        with EEB            with      with       with
                                                 EGMDB   Step-up     and Step-up             EEB   Step-up      EGMDB
                                            ---------- --------- --------------- --------------- --------- ----------
Delaware VIP US Growth Series Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------                                -               -
Fidelity VIP Contrafund Portfolio Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------                                -               -
Fidelity VIP Equity-Income Portfolio Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $10.857   $10.862
oEnd of period ............................   10.862     10.857       11.092(1)       10.286(2)    10.111    10.131
Number of accumulation units
oEnd of period ............................       49          6            1**            13           96       214
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Fidelity VIP Growth Opportunities Portfolio Accumulation unit value(6)
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 8.479   $ 8.485
oEnd of period ............................    8.485      8.479       11.334(1)       11.337(1)     7.112     7.128
Number of accumulation units
oEnd of period (000's omitted) ............       38          2            1**             1**          9        58
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Fidelity VIP Growth Portfolio Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 8.356   $ 8.362
oEnd of period ............................    8.362      8.356       11.765(1)       10.689(2)     6.744     6.759
Number of accumulation units
oEnd of period (000's omitted) ............      473         69            1**             5          154       917
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Fidelity VIP Overseas Portfolio Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 8.597   $ 8.603
oEnd of period ............................    8.603      8.597       10.895(1)       10.897(1)     6.660     6.675
Number of accumulation units
oEnd of period (000's omitted) ............      320          3            1**             1**         16       404
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
FTVIPT Franklin Mutual Shares Securities Fund Accumulation unit value(4)
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $10.847   $10.853
oEnd of period ............................   10.853     10.847       10.745(1)       10.059(2)    11.410    11.433
Number of accumulation units
oEnd of period (000's omitted) ............       10          3            2               5           74       401
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
FTVIPT Franklin Small Cap Fund Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 8.038   $ 8.043
oEnd of period ............................    8.043      8.038       12.289(1)       12.291(1)     6.694     6.709
Number of accumulation units
oEnd of period (000's omitted) ............      538          4            1**             1           92       908
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $10.200   $10.206
oEnd of period ............................   10.206     10.200       11.165(1)       10.388(2)     9.891     9.913
Number of accumulation units
oEnd of period (000's omitted) ............        7          1            1**             1**          8        60
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
FTVIPT Templeton Foreign Securities Fund Accumulation unit value(4)
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 9.670   $ 9.677
oEnd of period ............................    9.677      9.670       10.874(1)       10.676(3)     7.982     8.000
Number of accumulation units
oEnd of period (000's omitted) ............        4          6            1**             1**         40       156
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Janus Aspen Balanced Portfolio Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Janus Aspen Mid-Cap Growth Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------

                                                                             A-5

                         2002                                                    2003
------------------------------------------------------   -----------------------------------------------------
     with EEB            with        with         with        with EEB          with          with        with
  and Step-up             EEB     Step-up        EGMDB     and Step-up           EEB       Step-up       EGMDB
-------------   -------------   ---------   ----------   -------------   -----------   -----------   ---------
                                                              N/A            N/A         $ 8.089      $ 8.106
                                                              N/A            N/A           9.806        9.841
                                                              N/A            N/A               0            7
                         -                                    -              --          -------      -------
                                                              N/A            N/A         $ 9.715      $ 9.732
                                                              N/A            N/A          12.239       12.278
                                                              N/A            N/A               1           10
                                                              -              --          -------      -------
   $11.092         $10.286       $10.111     $10.131        $ 9.020        $ 8.370       $ 8.231      $ 8.260
     9.020           8.370         8.231       8.260         11.514         10.689        10.517       10.570
        32              33           181         467              5             10           116          306
   -------         -------       -------     -------        -------        -------       -------      -------
   $11.334         $11.337       $ 7.112     $ 7.128
     8.676           8.683         5.451       5.471
         0               1**           9          58
   -------         -------       -------     -------        -------        -------       -------      -------
   $11.765         $10.689       $ 6.744     $ 6.759          N/A          $ 7.317       $ 4.619      $ 4.636
     8.050           7.317         4.619       4.636          N/A            9.526         6.016        6.047
         7              34           154         714          N/A                6           115          595
   -------         -------       -------     -------        -------        -------       -------      -------
   $10.895         $10.897       $ 6.660     $ 6.675        $ 8.507        $ 8.513       $ 5.206      $ 5.225
     8.507           8.513         5.206       5.225         11.945         11.960         7.317        7.355
         4               1            34         474              1              1            14          427
   -------         -------       -------     -------        -------        -------       -------      -------
   $10.745         $10.059       $11.410     $11.433
     9.302           8.713         9.888       9.923
         5              20           100         555
   -------         -------       -------     -------        -------        -------       -------      -------
   $12.289         $12.291       $ 6.694     $ 6.709        $ 8.603        $ 8.611       $ 4.691      $ 4.708
     8.603           8.611         4.691       4.708         11.591         11.607         6.327        6.359
        26              10           103       1,223              1              2            72          960
   -------         -------       -------     -------        -------        -------       -------      -------
   $11.165         $10.388       $ 9.891     $ 9.913          N/A          $ 8.316       $ 7.922      $ 7.952
     8.932           8.316         7.922       7.952          N/A           10.793        10.287       10.340
         3              11            24         213          N/A                1            17          108
   -------         -------       -------     -------        -------        -------       -------      -------
   $10.874         $10.676       $ 7.982     $ 8.000
     8.692           8.539         6.388       6.411
         1               1            60         199
   -------         -------       -------     -------        -------        -------       -------      -------
                                                              N/A            N/A         $ 9.775      $ 9.793
                                                              N/A            N/A          10.924       10.960
                                                              N/A            N/A               5            9
   -------         -------       -------     -------        -------        -------       -------      -------
                                                              N/A            N/A           N/A        $ 8.052
                                                              N/A            N/A           N/A         10.680
                                                              N/A            N/A           N/A              8
   -------         -------       -------     -------        -------        -------       -------      -------

A-6

                                                     *2000                                   2001
                                            ------------------------ ----------------------------------------------------
                                                  with          with        with EEB            with      with       with
                                                 EGMDB       Step-up     and Step-up             EEB   Step-up      EGMDB
                                            ---------- ------------- --------------- --------------- --------- ----------
Janus Aspen Worldwide Growth Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------                     -              -               -
Liberty Variable Trust Newport Tiger Fund Accumulation unit value(4)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.248   $ 8.252
oEnd of period ............................    8.252        8.248         12.001(1)       12.003(1)     6.606     6.620
Number of accumulation units
oEnd of period (000's omitted) ............       45            1**            1**             1**          7       103
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Aggressive Growth Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Bond Fund Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $10.603   $10.609
oEnd of period ............................   10.609       10.603         10.114(1)       10.095(2)    11.372    11.396
Number of accumulation units
oEnd of period (000's omitted) ............      223           15              1**            29          292     1,399
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP International Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Money Market Fund Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $10.207   $10.213
oEnd of period ............................   10.213       10.207         10.018(1)       10.021(2)    10.433    10.455
Number of accumulation units
oEnd of period (000's omitted) ............      579           89             19               4        1,004     2,314
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
Lincoln VIP Social Awareness Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
MFS VIT Capital Opportunities Series Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
MFS VIT Emerging Growth Series Accumulation unit value
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.166   $ 8.172
oEnd of period ............................    8.172        8.166         12.126(1)       12.128(1)     5.327     5.338
Number of accumulation units
oEnd of period (000's omitted) ............      488            9              1**             1**         97       565
-------------------------------------------  -------      -------      -----------     -----------    -------   -------
MFS VIT Research Series Accumulation unit value(4)
oBeginning of period ......................  $10.000      $10.000      $  10.000       $  10.000      $ 8.821   $ 8.826
oEnd of period ............................    8.826        8.821         11.373(1)       11.376(1)     6.814     6.828
Number of accumulation units
oEnd of period (000's omitted) ............      283           12              1**             1**         91       441
-------------------------------------------  -------      -------      -----------     -----------    -------   -------

                                                                             A-7

                       2002                                                  2003
--------------------------------------------------   -----------------------------------------------------
     with EEB         with        with        with        with EEB          with          with        with
  and Step-up          EEB     Step-up       EGMDB     and Step-up           EEB       Step-up       EGMDB
-------------   ----------   ---------   ---------   -------------   -----------   -----------   ---------
                                                          N/A            N/A           N/A        $ 8.417
                                                          N/A            N/A           N/A         10.245
                                                          N/A            N/A           N/A              7
                                                          --             ---           ---        -------
   $12.001       $12.003      $ 6.606     $ 6.620
     9.785         9.790        5.390       5.410
         0             0           18          96
   -------       -------      -------     -------         --             ---           ---        -------
                                                          N/A            N/A           N/A          N/A
                                                          N/A            N/A           N/A          N/A
                                                          N/A            N/A           N/A          N/A
   -------       -------      -------     -------         --             ---           ---        -------
   $10.114       $10.095      $11.372     $11.396       $10.937        $10.922       $12.310      $12.355
    10.937        10.922       12.310      12.355        11.519         11.508        12.978       13.044
       453           131          565       3,185            39             76           393        1,897
   -------       -------      -------     -------       -------        -------       -------      -------
                                                          N/A            N/A           N/A        $10.812
                                                          N/A            N/A           N/A         12.192
                                                          N/A            N/A           N/A              1
   -------       -------      -------     -------       -------        -------       -------      -------
                                                          N/A            N/A         $10.935      $10.612
                                                          N/A            N/A          11.335       11.346
                                                          N/A            N/A               1            0
   -------       -------      -------     -------       -------        -------       -------      -------
                                                          N/A            N/A         $ 9.665      $ 9.678
                                                          N/A            N/A          13.451       13.488
                                                          N/A            N/A               3           10
   -------       -------      -------     -------       -------        -------       -------      -------
   $10.018       $10.021      $10.433     $10.455       $ 9.973        $ 9.981       $10.396      $10.434
     9.973         9.981       10.396      10.434         9.856          9.870        10.285       10.338
        52            56        1,017       4,473             1              4           559        1,177
   -------       -------      -------     -------       -------        -------       -------      -------
                                                        $ 8.792          N/A         $ 9.980      $ 8.822
                                                         11.381          N/A          11.999       11.449
                                                              1          N/A               4           55
   -------       -------      -------     -------       -------        -------       -------      -------
                                                          N/A            N/A           N/A        $ 8.213
                                                          N/A            N/A           N/A         10.274
                                                          N/A            N/A           N/A              1
   -------       -------      -------     -------       -------        -------       -------      -------
   $12.126       $12.128      $ 5.327     $ 5.338         N/A          $ 7.878       $ 3.462      $ 3.475
     7.874         7.878        3.462       3.475         N/A           10.054         4.420        4.443
         1             7           83         465         N/A                1            39          355
   -------       -------      -------     -------       -------        -------       -------      -------
   $11.373       $11.376      $ 6.814     $ 6.828
     8.403         8.410        5.041       5.059
         0             1           70         329
   -------       -------      -------     -------       -------        -------       -------      -------

A-8

                                                   *2000                                 2001
                                            -------------------- ----------------------------------------------------
                                                  with      with        with EEB            with      with       with
                                                 EGMDB   Step-up     and Step-up             EEB   Step-up      EGMDB
                                            ---------- --------- --------------- --------------- --------- ----------
MFS VIT Total Return Series Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $11.124   $11.130
oEnd of period ............................   11.130     11.124       10.632(1)       10.278(1)    10.934    10.956
Number of accumulation units
oEnd of period (000's omitted) ............      182         18            1**            15          158       767
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
MFS VIT Utilities Series Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 9.894   $ 9.901
oEnd of period ............................    9.901      9.894        9.843(1)        9.356(2)     7.345     7.362
Number of accumulation units
oEnd of period (000's omitted) ............      218         28            1**             6          283       704
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Neuberger Berman AMT Mid-Cap Growth Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Neuberger Berman AMT Regency Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Putnam VT Growth and Income Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Putnam VT Health Science Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Scudder VIT Equity 500 Index Fund Accumulation unit value
oBeginning of period ......................  $10.000    $10.000    $  10.000       $  10.000      $ 8.983   $ 8.931
oEnd of period ............................    8.931      8.983       11.273(1)       10.485(2)     7.752     7.719
Number of accumulation units
oEnd of period (000's omitted) ............       81          7            1**             3          140       453
-------------------------------------------  -------    -------    -----------     -----------    -------   -------
Scudder VIT Small Cap Index Fund Accumulation unit value
oBeginning of period ......................
oEnd of period ............................
Number of accumulation units
oEnd of period (000's omitted) ............
-------------------------------------------  -------    -------    -----------     -----------    -------   -------

                                                                             A-9

                       2002                                                    2003
---------------------------------------------------   ------------------------------------------------------
     with EEB         with        with         with        with EEB          with          with         with
  and Step-up          EEB     Step-up        EGMDB     and Step-up           EEB       Step-up        EGMDB
-------------   ----------   ---------   ----------   -------------   -----------   -----------   ----------
   $10.632       $10.278      $10.934     $10.956        $ 9.878        $ 9.554       $10.169      $10.205
     9.878         9.554       10.169      10.205         11.249         10.885        11.592       11.651
        68            61          319       1,399             25             33           227          982
   -------       -------      -------     -------        -------        -------       -------      -------
   $ 9.843       $ 9.356      $ 7.345     $ 7.362        $ 7.450        $ 7.085       $ 5.565      $ 5.586
     7.450         7.085        5.565       5.586          9.915          9.434         7.414        7.453
        10            21          130         850              6             10           179          779
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A            N/A         $ 8.331      $ 8.348
                                                           N/A            N/A          10.485       10.522
                                                           N/A            N/A               4           24
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A            N/A         $ 9.799      $ 9.816
                                                           N/A            N/A          13.081       13.123
                                                           N/A            N/A               0           10
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A            N/A         $ 8.646         N/A
                                                           N/A            N/A          10.822         N/A
                                                           N/A            N/A               3         N/A
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A          $ 8.266         N/A        $ 8.285
                                                           N/A            9.612         N/A          9.653
                                                           N/A                0         N/A              3
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A            N/A         $10.922      $10.000
                                                           N/A            N/A          12.876       12.888
                                                           N/A            N/A               4            0
   -------       -------      -------     -------        -------        -------       -------      -------
   $11.273       $10.485      $ 7.752     $ 7.719        $ 8.596        $ 7.999       $ 5.917      $ 5.901
     8.596         7.999        5.917       5.901         10.814         10.069         7.452        7.442
        15            24          259         725              2              9           210          771
   -------       -------      -------     -------        -------        -------       -------      -------
                                                           N/A            N/A         $ 9.452      $ 9.469
                                                           N/A            N/A          13.600       13.646
                                                           N/A            N/A               3           16
   -------       -------      -------     -------        -------        -------       -------      -------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.
(1) Commenced business on 9/19/01 with an initial unit value of $10.
(2) Commenced business on 9/10/01 with an initial unit value of $10.
(3) Commenced business on 9/17/01 with an initial unit value of $10.
(4) Effective following the close of business on or about May 19, 2003: (a) shares of the American Funds Growth Fund will be substituted for shares of the AIM VI Capital Appreciation Fund, AllianceBernstein Growth Portfolio, Delaware VIP Select Growth Series, and MFS VIT Research Series; (b) shares of the American Funds Growth-Income Fund will be substituted for shares of the FTVIPT Franklin Mutual Shares Securities Fund; and (c) shares of the American Funds International Fund will be substituted for shares of the Delaware VIP Emerging Markets Series, FTVIPT Templeton Foreign Securities Fund, Liberty Variable Investment Trust Newport Tiger Fund.
(5) Effective following the close of business on or about May 19, 2003, shares of the Lincoln VIP Social Awareness will be substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.
(6) Effective following the close of business on or about May 19, 2003, shares of the Scudder VIT Equity 500 Index will be substituted for shares of the Fidelity VIP Growth Opportunities Portfolio.
**All numbers less than 500 were rounded up to 1,000.
A-10

Lincoln ChoicePlus Bonus
Lincoln Life Variable Annuity Account N   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2004. You may obtain a copy of the Lincoln ChoicePlus Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.
Table of Contents

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4

Item                                             Page
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-6
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

This SAI is not a prospectus.
The date of this SAI is May 1, 2004.
Special terms
The special terms used in this SAI are the ones defined in the prospectus. Services
Independent auditors
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration
Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.
Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issues by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. We paid $42,443,718, $57,062,208, and $67,422,223 to Lincoln Sales Representatives and Selling Firms in 2001, 2002, and 2003, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.
Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.
                                                                             B-2
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

         Single Premium ................. $50,000
         Premium taxes .................. None
         Withdrawals .................... None
         Guaranteed Period .............. 5 years
         Guaranteed Interest Rate ....... 3.50%
         Annuity Date ................... Age 70
         Index Rate A ................... 3.50%
         Index Rate B ................... 4.00% End of contract year 1
                                          3.50% End of contract year 2
                                          3.00% End of contract year 3
                                          2.00% End of contract year 4
                                          0.50% Percentage adjustment to B

  Formula                   (1 + Index A)n
                     -----------------------------
                                                   -1
                     (1 + Index B + % Adjustment)

                          SURRENDER VALUE CALCULATION

                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Index Rate   Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Factor       Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION

                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION

                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

B-3
                             INDEX RATE FACTOR CALCULATION

Contract Year        Index A     Index B     Adj Index B     N       Result
------------------   ---------   ---------   -------------   -----   ---------
  1 ..............    3.50%       4.00%         4.50%         4      0.962268
  2 ..............    3.50%       3.50%         4.00%         3      0.985646
  3 ..............    3.50%       3.00%         3.50%         2      1.000000
  4 ..............    3.50%       2.00%         2.50%         1      1.009756
  5 ..............    3.50%        N/A           N/A         N/A        N/A

                           MINIMUM VALUE CALCULATION

                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year
                                          ** EOY = end of year
Annuity payouts
Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.
In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity
Mortality Tables, modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will
                                                                             B-4
vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.
The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table. The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Proof of age, sex and survival
We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
i4LIFESM Advantage
During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFESM Advantage or Income4Life (Reg. TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected. During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFESM Advantage or Income4Life (Reg. TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.
For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
The annuity factors are based on whether the i4LIFESM Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4%, 5% and 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.
The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.
At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.
B-5
Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series. Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:
A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.
Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.
FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.
Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.
Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.
Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S.
government) with maturities between one and 9.99 years.
Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted. Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.
                                                                             B-6
Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.
Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.
Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.
NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.
Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2003, the average firm's stock value in the index was $5.1 billion; the median was $791.1 million. The range of stock value was from $520 billion to $178 million.
Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.
Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany,
Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.
Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.
Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.
Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.
Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.
VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:
Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.
Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.
Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
B-7
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.
Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.
Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $107 billion and had consolidated revenues of $5.3 billion in 2003. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.
Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 11,000 employers and more than 1.4 million individuals.
Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2003 Lincoln Life had total assets of approximately $96.9 billion.
                                                                             B-8
Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial statements
Financial statements of the VAA and of Lincoln Life appear on the following pages.
B-9

Lincoln ChoicePlus Assurance (Bonus)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802-7866
www.LincolnRetirement.com
1-888-868-2583
This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.
The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging purposes. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.
We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.
You should carefully consider whether or not this contract is the best product for you.
All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.
The available funds are listed below:
AIM Variable Insurance Funds (Series II):
     AIM V.I. Growth Fund **
     AIM V.I. International Growth Fund **
     AIM V.I. Premier Equity Fund **
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Small Cap Value Portfolio
     AllianceBernstein Technology Portfolio
American Century Variable Products (Class II):
     American Century VP Inflation Protection Fund *
American Funds Insurance SeriesSM (Class 2):
     American Funds Global Growth Fund *
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
                                                                               1
Delaware VIP Trust (Service Class):
     Delaware VIP Diversified Income Series *
     Delaware VIP Emerging Markets Series *
     Delaware VIP High Yield Series
     Delaware VIP Large Cap Value Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Small Cap Fund
     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio
     Janus Aspen Mid Cap Growth Portfolio
     Janus Aspen Worldwide Growth Portfolio **
Lincoln Variable Insurance Products Trust (Service Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP International Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series
     MFS (Reg. TM) VIT Emerging Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust:
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth and Income Fund **
     Putnam VT Health Sciences Fund **
Scudder Investment VIT Funds (Class B):
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund
* These funds will be available for allocations of purchase payments or contract value on or around May 24, 2004. Check with your investment representative regarding availability.
** These funds will not be offered in contracts issued on or after May 24,
2004.
This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
May 1, 2004
2
Table of Contents

Item                                                             Page
Special terms                                                     4
Expense tables                                                    5
Summary of common questions                                       8
The Lincoln National Life Insurance Company                      10
Variable annuity account (VAA)                                   10
Investments of the variable annuity account                      11
Charges and other deductions                                     15
The contracts                                                    18
 Purchase payments                                               19
 Bonus credits                                                   19
 Persistency credits                                             19
 Transfers on or before the annuity commencement date            20
 Death benefit                                                   22
 Principal SecuritySM Benefit                                    25
 Surrenders and withdrawals                                      27
 i4LIFE (Reg. TM) Advantage                                      29
 Annuity payouts                                                 33
 Fixed side of the contract                                      35
Federal tax matters                                              36
Additional information                                           41
 Voting rights                                                   41
 Return privilege                                                41
 Other information                                               41
 Legal proceedings                                               42
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N    43
Appendix A - Condensed financial information                     A-1

                                                                               3
Special terms
In this prospectus, the following terms have the indicated meanings:
Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.
Annuitant - The person on whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.
Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.
Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.
Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity payouts.
Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.
Bonus Credit - The additional amount credited to the contract for each purchase payment.
Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.
Contract value - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.
Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.
Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The contracts - Death benefit for a description of the various death benefit options.
Earnings - The excess of contract value over the sum of bonus credits, persistency credits and purchase payments which have not yet been withdrawn from the contract.
Free amount - The amount that may be withdrawn each contract year without incurring a surrender charge.
i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.
Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company. Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.
Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.
Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.
Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation period - The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.
4
Expense tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.
Contractowner Transaction Expenses:

  o   Surrender charge (as a percentage of purchase payments surrendered/withdrawn):     8.50%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and other deductions - Surrender charge.
We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawal up to the annual withdrawal limit under the Principal SecuritySM Benefit and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed side of the contract.
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Account Fee: $35*
Principal SecuritySM Benefit:
The annual charge is currently 0.45%** of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge is 0.95% of the Guaranteed Amount as adjusted.
Separate Account Annual Expenses: (as a percentage of average daily net assets in the subaccounts):

                                                                      Enhanced Guaranteed     Guarantee of
                                          With Estate Enhancement     Minimum death           Principal death
                                          Benefit Rider (EEB)         benefit (EGMDB)         benefit
                                          -------------------------   ---------------------   ----------------
o   Mortality and expense risk charge              1.65%                     1.45%                 1.35%
o   Administrative charge                          0.15%                     0.15%                 0.15%
                                                    ----                      ----                  ----
o   Total annual charge for each
    subaccount                                     1.80%                     1.60%                 1.50%

* The account fee will be waived if your contract value is $100,000 or more at the end of any particular year. This account fee may be less in some states and will be waived after the fifteenth contract year.
**This annual charge is deducted from the contract value on a quarterly basis.
The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2003. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                   Minimum     Maximum
                                                  ---------   --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):        0.55%       1.89%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):      0.55%       1.75%

* Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund fees and expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2005.
                                                                               5
The following table shows the expenses charged by each fund for the year ended December 31, 2003:
(as a percentage of each fund's average net assets):

                                                                        Management                      Other
                                                                           Fees        12b-1 Fees      Expenses
                                                                         (before        (before        (before
                                                                           any            any            any
                                                                         waivers/       waivers/       waivers/
                                                                        reimbursem
+   reimbursem
                                                                            me     nts     me     nts     me
AIM V.I. Growth Fund (Series II) (1)                                    0.63   %       0.25   %       0.27   %
AIM V.I. International Growth Fund (Series II) (1)                      0.75           0.25           0.35
AIM V.I. Premier Equity Fund (Series II) (1)                            0.61           0.25           0.24
AllianceBernstein Growth and Income Portfolio (class B) (2)             0.63           0.25           0.03
AllianceBernstein Premier Growth Portfolio (class B) (2)                1.00           0.25           0.05
AllianceBernstein Small Cap Value Portfolio (class B) (2)               1.00           0.25           0.28
AllianceBernstein Technology Portfolio (class B) (2)                    1.00           0.25           0.12
American Century VP II Inflation Protection (Class II)                  0.50           0.25           0.01
American Funds Global Growth Fund (class 2)                             0.66           0.25           0.04
American Funds Global Small Capitalization Fund (class 2)               0.80           0.25           0.03
American Funds Growth Fund (class 2)                                    0.37           0.25           0.02
American Funds Growth-Income Fund (class 2)                             0.33           0.25           0.01
American Funds International Fund (class 2)                             0.57           0.25           0.06
Delaware VIP Diversified Income Series(Service Class) (5)               0.65           0.30           0.94
Delaware VIP Emerging Markets Series(Service Class) (6)                 1.25           0.30           0.33
Delaware VIP High Yield Series (Service class) (3)                      0.65           0.30           0.12
Delaware VIP Large Cap Value Series (Service class) (3)                 0.65           0.30           0.10
Delaware VIP REIT Series (Service class) (4)                            0.75           0.30           0.11
Delaware VIP Small Cap Value Series (Service class) (4)                 0.75           0.30           0.11
Delaware VIP Trend Series (Service class) (4)                           0.75           0.30           0.09
Delaware VIP U.S. Growth Series (Service class) (3)                     0.65           0.30           0.10
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)           0.58           0.25           0.10
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)        0.48           0.25           0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)               0.58           0.25           0.09
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)             0.73           0.25           0.18
FTVIPT Franklin Small Cap Fund (class 2) (7)                            0.51           0.25           0.29
FTVIPT Templeton Growth Securities Fund (class 2)                       0.81           0.25           0.07
Janus Aspen Mid Cap Growth Portfolio (Service class)                    0.65           0.25           0.02
Janus Aspen Balanced Portfolio (Service class)                          0.65           0.25           0.02
Janus Aspen Worldwide Growth Portfolio (Service class)                  0.65           0.25           0.06
Lincoln VIP Aggressive Growth Fund (Service class)                      0.74           0.25           0.12
Lincoln VIP Bond Fund (Service class)                                   0.37           0.25           0.07
Lincoln VIP Capital Appreciation Fund (Service class)                   0.73           0.25           0.08
Lincoln VIP Global Asset Allocation Fund (Service class)                0.74           0.00           0.32
Lincoln VIP International Fund (Service class)                          0.85           0.25           0.16
Lincoln VIP Money Market Fund (Service class)                           0.42           0.25           0.11
Lincoln VIP Social Awareness Fund (Service class)                       0.36           0.25           0.07
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)   0.75           0.25           0.19
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)      0.75           0.25           0.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)          0.75           0.25           0.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)            0.75           0.25           0.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                           0.84           0.00           0.04
                                                                                                        Total
                                                                              Total                   Expenses
                                                                             Expenses      Total       (after
                                                                             (before    Contractual   Contractu
                                                                               any        waivers/       ua
                                                                             waivers/  reimbursements waivers/
                                                                        =   reimbursem
                                                                        nts     me          nts)         em
AIM V.I. Growth Fund (Series II) (1)                                        1.15   %
AIM V.I. International Growth Fund (Series II) (1)                          1.35
AIM V.I. Premier Equity Fund (Series II) (1)                                1.10
AllianceBernstein Growth and Income Portfolio (class B) (2)                 0.91
AllianceBernstein Premier Growth Portfolio (class B) (2)                    1.30
AllianceBernstein Small Cap Value Portfolio (class B) (2)                   1.53
AllianceBernstein Technology Portfolio (class B) (2)                        1.37
American Century VP II Inflation Protection (Class II)                      0.76
American Funds Global Growth Fund (class 2)                                 0.95
American Funds Global Small Capitalization Fund (class 2)                   1.08
American Funds Growth Fund (class 2)                                        0.64
American Funds Growth-Income Fund (class 2)                                 0.59
American Funds International Fund (class 2)                                 0.88
Delaware VIP Diversified Income Series(Service Class) (5)                   1.89       (0.84)     %   1.05   %
Delaware VIP Emerging Markets Series(Service Class) (6)                     1.88       (0.13)         1.75
Delaware VIP High Yield Series (Service class) (3)                          1.07       (0.05)         1.02
Delaware VIP Large Cap Value Series (Service class) (3)                     1.05       (0.05)         1.00
Delaware VIP REIT Series (Service class) (4)                                1.16       (0.05)         1.11
Delaware VIP Small Cap Value Series (Service class) (4)                     1.16       (0.05)         1.11
Delaware VIP Trend Series (Service class) (4)                               1.14       (0.05)         1.09
Delaware VIP U.S. Growth Series (Service class) (3)                         1.05       (0.05)         1.00
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service class 2)               0.93
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service class 2)            0.82
Fidelity (Reg. TM) VIP Growth Portfolio (Service class 2)                   0.92
Fidelity (Reg. TM) VIP Overseas Portfolio (Service class 2)                 1.16
FTVIPT Franklin Small Cap Fund (class 2) (7)                                1.05       (0.04)         1.01
FTVIPT Templeton Growth Securities Fund (class 2)                           1.13
Janus Aspen Mid Cap Growth Portfolio (Service class)                        0.92
Janus Aspen Balanced Portfolio (Service class)                              0.92
Janus Aspen Worldwide Growth Portfolio (Service class)                      0.96
Lincoln VIP Aggressive Growth Fund (Service class)                          1.11
Lincoln VIP Bond Fund (Service class)                                       0.69
Lincoln VIP Capital Appreciation Fund (Service class)                       1.06
Lincoln VIP Global Asset Allocation Fund (Service class)                    1.06
Lincoln VIP International Fund (Service class)                              1.26
Lincoln VIP Money Market Fund (Service class)                               0.78
Lincoln VIP Social Awareness Fund (Service class)                           0.68
MFS (Reg. TM) VIT Capital Opportunities Series (Service class) (8)(9)       1.19       (0.04)         1.15
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service class) (9)          1.12
MFS (Reg. TM) VIT Trust Total Return Series (Service class)(9)              1.09
MFS (Reg. TM) VIT Trust Utilities Series (Service class) (9)                1.17
Neuberger Berman AMT Mid-Cap Growth Portfolio                               0.88

6

                                                    Management                      Other
                                                       Fees        12b-1 Fees      Expenses
                                                     (before        (before        (before
                                                       any            any            any
                                                     waivers/       waivers/       waivers/
                                                    reimbursem
+   reimbursem
                                                        me     nts     me     nts     me
Neuberger Berman AMT Regency Portfolio              0.85   %       0.00   %       0.31   %
Putman VT Growth & Income Fund (class 1B)           0.48           0.25           0.05
Putman VT Health Sciences Fund (class 1B)           0.70           0.25           0.14
Scudder VIT EAFE Equity Index Fund (class B) (10)   0.45           0.25           0.67
Scudder VIT Equity 500 Index Fund (class B) (11)    0.20           0.25           0.10
Scudder VIT Small Cap Index Fund (class B) (12)     0.35           0.25           0.27
                                                                                    Total
                                                          Total                   Expenses
                                                         Expenses      Total       (after
                                                         (before    Contractual   Contractu
                                                           any        waivers/       ua
                                                         waivers/  reimbursements waivers/
                                                    =   reimbursem
                                                    nts     me          nts)         em
Neuberger Berman AMT Regency Portfolio                  1.16   %
Putman VT Growth & Income Fund (class 1B)               0.78
Putman VT Health Sciences Fund (class 1B)               1.09
Scudder VIT EAFE Equity Index Fund (class B) (10)       1.37       (0.47)     %   0.90   %
Scudder VIT Equity 500 Index Fund (class B) (11)        0.55
Scudder VIT Small Cap Index Fund (class B) (12)         0.87       (0.17)         0.70

(1) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Expenses have been restated
     to reflect current expenses.
(2) Total expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years. The advisory fees after waiver for each Portfolio and, after giving effect to the advisory fee waiver, total expenses are as follows: VP Growth and Income (0.55%, 0.83%); VP Premier Growth (0.75%, 1.05%); VP Small Cap
     Value (0.75%, 1.28%); VP Technology (0.75%, 1.12%).
(3) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(4) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(5) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.59%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(6) For the period May 1, 2002 through April 30, 2004, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2004 through April 30, 2005, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2004 through April 30, 2005, Delaware Distributors, L.P. has contracted to limit the Service
     Class shares 12b-1 fee to no more than 0.25%.
(7) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Fund.
(8) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in Footnote 9), do not exceed 0.15% annually. This contractual arrangements may not be changed without approval of the Board of Trustees which oversees the series. The reimbursement agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series.
(9) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Total Expenses" would be lower for each series and would equal 1.11% Emerging Growth and 1.16% Utilities. There were no fee reductions for the Capital Opportunities and Total Return Series.
(10) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.90%.
(11) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.55%.
(12) Pursuant to their respective agreements with Scudder VIT Funds, the manager, the underwriter and the accounting agent have contractually agreed for the one year period commencing on May 1, 2004 to limit their respective fees and to reimburse other expenses to the extent necessary to limit total expenses to 0.70%.
For information concerning compensation paid for the sale of the contracts, see Distribution of the contracts.
                                                                               7
EXAMPLES
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.
The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Principal SecuritySM Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:

   1 year    3 years   5 years   10 years
----------- --------- --------- ---------
   $1,269    $2,073    $2,745    $4,417

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $419   $1,273    $2,145    $4,417

For more information, see Charges and other deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider and Annuity payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of common questions
What kind of contract am I buying? It is an individual variable and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.
What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable annuity account.
What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the variable annuity account - Description of the funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the variable annuity account - Description of the funds.
How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.
What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and other deductions-Surrender charge.
We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.
We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and other deductions.
8
We apply a charge to the daily net asset value of the VAA and those charges are:

                                                                      Enhanced Guaranteed     Guarantee of
                                          With Estate Enhancement     Minimum death           Principal death
                                          Benefit Rider (EEB)         benefit (EGMDB)         benefit
                                          -------------------------   ---------------------   ----------------
o   Mortality and expense risk charge              1.65%                     1.45%                 1.35%
o   Administrative charge                          0.15%                     0.15%                 0.15%
                                                    ----                      ----                  ----
o   Total annual charge for each
    subaccount                                     1.80%                     1.60%                 1.50%

See Charges and other deductions.
The charge for the Principal SecuritySM Benefit is currently equal to an annual rate of 0.45% of the Guaranteed Amount deducted on a quarterly basis. If you elect to reset your Guaranteed Amount, we reserve the right to increase the charge up to the current charge in effect at the time of the reset which will not be more than 0.95%. See Charges and other deductions.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed side of the contract.
Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The contracts and Annuity payouts.
For information about the compensation we pay for sales of contracts, see The contracts - Distribution of the contracts.
What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts - Purchase payments.
What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments.
See The contracts - Bonus credits.
A persistency credit of .05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The contracts - Persistency credits.
We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts - Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.
What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose.
What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts - Death benefit.
May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts - Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.
                                                                               9
What is the Principal SecuritySM Benefit? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The contracts - Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract.
You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.
Where may I find more information about accumulation unit values? The Appendix to this prospectus provides more information about accumulation unit values. Investment results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. Financial statements
The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.
Variable annuity account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act).
The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.
10
Investments of the variable annuity account
You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. Investment Advisers
As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.
With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). As of the date of this prospectus, we were receiving compensation from each fund company.
Description of the funds
Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

 FUND NAME      FUND DESCRIPTION      MANAGER

 AIM V.I. Growth Fund      Capital appreciation      AIM Advisors, Inc.

 AIM V.I. International      Long-term growth      AIM Advisors, Inc.
Growth Fund

 AIM V.I. Premier Equity      Long-term growth      AIM Advisors, Inc.
Fund

 AllianceBernstein      Growth and Income      Alliance Capital
Growth and Income                             Management, L.P.
Portfolio

 AllianceBernstein      Capital Appreciation      Alliance Capital
Premier Growth                                   Management, L.P.
Portfolio

 AllianceBernstein Small      Long-term growth      Alliance Capital
Cap Value Portfolio                                Management, L.P.

 AllianceBernstein        Maximum capital appreciation      Alliance Capital
Technology Portfolio                                       Management, L.P.

 American Century VP      Inflation Protection      American Century
Inflation Protection

                                                                              11

 American Funds Global      Long-term growth      Capital Research and
Growth                                           Management Company

 American Funds Global      Long-term growth      Capital Research and
Small Capitalization                             Management Company
Fund

 American Funds Growth      Long-term growth      Capital Research and
Fund                                             Management Company

 American Funds         Growth and income      Capital Research and
Growth-Income Fund                            Management Company

 American Funds         Long-term Growth      Capital Research and
International Fund                           Management Company

 Delaware VIP           Total Return      Delaware Management
Diversified Income                       Company
Series

 Delaware VIP Emerging      Capital Appreciation      Delaware Management
Markets Series                                       Company

 Delaware VIP High Yield      Capital Appreciation      Delaware Management
Series                                                 Company

 Delaware VIP Large Cap      Growth and Income      Delaware Management
Value Series                                       Company

 Delaware VIP REIT      Total Return      Delaware Management
Series                                   Company

 Delaware VIP Small Cap      Capital Appreciation      Delaware Management
Value Series                                          Company

 Delaware VIP Trend      Capital Appreciation      Delaware Management
Series                                            Company

 Delaware VIP U.S.      Capital Appreciation      Delaware Management
Growth Series                                    Company

 Fidelity (Reg. TM) VIP             Long-term capital appreciation.      Fidelity Management
Contrafund (Reg. TM) Portfolio                                          and Research Company

 Fidelity (Reg. TM) VIP      Reasonable Income      Fidelity Management
Equity-Income Portfolio                            and Research Company

 Fidelity (Reg. TM) VIP Growth      Capital appreciation.      Fidelity Management
Portfolio                                                     and Research Company

 Fidelity (Reg. TM) VIP Overseas      Long-term growth      Fidelity Management
Portfolio                                                  and Research Company

12

 FTVIPT Franklin Small      Long-term growth      Franklin Advisers, Inc.
Cap Fund

 FTVIPT Templeton           Long-term growth      Templeton Global
Growth Securities Fund                           Advisors Limited

 Janus Aspen Balanced      Long-term growth and current income      Janus Capital
Portfolio                                                          Management LLC

 Janus Aspen Mid Cap      Long-term growth      Janus Capital
Growth Portfolio                               Management LLC

 Janus Aspen Worldwide      Long-term growth      Janus Capital
Growth Portfolio                                 Management LLC

 Lincoln VIP Aggressive      Maximum capital appreciation      Delaware Management
Growth Fund                                                   Company Sub-advised
                                                              by T. Rowe Price
                                                              Associates, Inc.

 Lincoln VIP Bond Fund      Current Income      Delaware Management
                                               Company

 Lincoln VIP Capital      Long-term growth      Delaware Management
Appreciation Fund                              Company Sub-advised
                                               by Janus Capital
                                               Management LLC

 Lincoln VIP Global        Total Return      Delaware Management
Asset Allocation Fund                       Company Sub-advised
                                            by UBS Global Asset
                                            Managment

 Lincoln VIP            Capital appreciation      Delaware Management
International Fund                               Company Sub-advised
                                                 by Delaware
                                                 International Advisers
                                                 Ltd

 Lincoln VIP Money      Preservation of Capital      Delaware Management
Market Fund                                         Company

 Lincoln VIP Social      Capital appreciation      Delaware Management
Awareness Fund                                    Company

 MFS (Reg. TM) VIT Capital      Capital appreciation.      Massachusetts Financial
Opportunities Series                                      Services Company

 MFS (Reg. TM) VIT Emerging      Long-term growth      Massachusetts Financial
Growth Series                                         Services Company

 MFS (Reg. TM) VIT Total Return      Income and Growth      Massachusetts Financial
Series                                                     Services Company

                                                                              13

 MFS (Reg. TM) VIT Utilities      Growth and Income      Massachusetts Financial
Series                                                  Services Company

 Neuberger Berman AMT      Capital appreciation      Neuberger Berman
Mid-Cap Growth                                      Management, Inc.
Portfolio

 Neuberger Berman AMT      Long-term growth      Neuberger Berman
Regency Portfolio                               Management, Inc.

 Putnam VT Growth &      Growth and income      Putnam Investment
Income Fund                                    Management, LLC

 Putnam VT Health      Capital appreciation      Putnam Investment
Sciences Fund                                   Management, LLC

 Scudder VIT EAFE      Capital appreciation      Deutsche Asset
Equity Index Fund                               Management Inc.

 Scudder VIT Equity 500      Capital appreciation      Deutsche Asset
Index Fund                                            Management Inc.

 Scudder VIT Small Cap      Capital appreciation      Deutsche Asset
Index Fund                                           Management Inc.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds. Reinvestment of dividends and capital gain distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.
Addition, deletion or substitution of investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contract owners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners. Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which
14
sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.
Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.
We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and other deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.
The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value; and
 o the risk that more owners than expected will qualify for waivers of the surrender charge; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
                                                                              15
Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of:

                                                                      Enhanced Guaranteed     Guarantee of
                                          With Estate Enhancement     Minimum death           Principal death
                                          Benefit Rider (EEB)         benefit (EGMDB)         benefit
                                          -------------------------   ---------------------   ----------------
o   Mortality and expense risk charge              1.65%                     1.45%                 1.35%
o   Administrative charge                          0.15%                     0.15%                 0.15%
                                                    ----                      ----                  ----
o   Total annual charge for each
    subaccount                                     1.80%                     1.60%                 1.50%

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                                    Number of contract anniversaries since
                                                         purchase payment was invested
                                            -------------------------------------------------------
                                             0       1       2    3    4    5    6    7    8    9+
      Surrender charge as a percentage of th8.50%   8.50%   8%   7%   6%   5%   4%   3%   2%   0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;
 o Regular income payments made under i4LIFE (Reg. TM) Advantage or periodic payments made under any annuity payout option made available by us;
 o Withdrawals up to the Annual Withdrawal Limit under the Principal SecuritySM Benefit, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.
2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from bonus credits.
16
3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.
We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.
If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account fee
During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.
Rider charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.
Principal SecuritySM Benefit Charge. During the accumulation period, there is a charge for the Principal SecuritySM Benefit, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider quarterly from contract value, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider or the most recent reset date. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the charge may increase up to a maximum annual charge of 0.95%.
If you elect to reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase to the charge in effect at that time, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider cost will be deducted upon termination of the Rider or surrender of the contract.
After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments and bonus credits, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.
Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.
                                                                              17
Other charges and deductions
The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed side of the contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage and Annuity payouts.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds. Additional information
The administrative charge, surrender or sales charges, and account fee, if applicable, described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The contracts
Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See
Distribution of the contracts.
When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.
Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.
Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
18
Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.
Bonus credits
In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:

Cumulative Purchase Payments     Bonus Credit %
-------------------------------- ---------------
  Less than $100,000............      3.0%
  $100,000-$999,999.............      4.0%
  $1,000,000 or greater.........      5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.
If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.
We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.
Persistency credits
Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.
Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.
Allocation of purchase payments
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.
The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is
                                                                              19
determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of accumulation units
Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:
1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus
2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.
The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day.
In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the
Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.
Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional services and the SAI for more information on these programs.
The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.
A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.
20
Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.
If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.
Transfers may be delayed as permitted by the 1940 Act. See Delay of payments. Market timing
Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can adversely affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may adversely affect other contractowners or fund shareholders.
Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. We may vary our Market Timing Procedures from subaccount to subaccount, and they may also vary due to differences in operational systems and contract provisions.
We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. We will investigate the transfer patterns for each contractowner that fulfills the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner that future transfers
(among the subaccounts and/or the fixed account) will be temporarily or permanently permitted to be made only by original signature sent to us by U.S. mail, standard delivery. Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction and any gains will be returned to the appropriate fund. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. Additionally, the terms of the contract may also limit our ability to aggressively restrict transfers therefore, we cannot guarantee that our Market Timing Procedures will detect every potential market timer.
Our Market Timing Procedures are applied consistently to all contractowners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.
                                                                              21
To the extent permitted by applicable law, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
Transfers after the annuity commencement date
If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.
If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.
Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional services in the SAI. Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. Currently, there is no charge for this service. However, we reserve the right to impose one. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.
The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.
Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. In other words, you cannot have DCA and cross reinvestment running simultaneously.
Death benefit
The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.

 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person
 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

*Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.
**Death of annuitant is treated like death of the contractowner.
22
If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.
You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.
Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.
If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant.
Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.
Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.
Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 81 or older at the time of issuance. Contractowners whose contracts contain the Guarantee of Principal death benefit may add the EGMDB at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after that effective date will be used.
The contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply.
We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and other deductions.
Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
                                                                              23
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.
Note: If there are no contract earnings, there will not be an amount provided under this item.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.
All references to withdrawals include deductions for applicable charges and premium taxes, if any.
The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.
Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.
The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.
The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.
General death benefit information
Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.
If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).
If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on
24
the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.60%.
The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with
Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.
Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.
If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.
Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Principal SecuritySM Benefit
The Principal SecuritySM Benefit is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age 81. This Rider provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) as adjusted for purchase payments, bonus credits and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to the contract value at the time of the reset. There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.
If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.
Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments and bonus credits automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the
Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.
After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. See Charges and other deductions. Purchase payments and bonus credits or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.
                                                                              25
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year until the Guaranteed Amount equals zero. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that.
On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payments and bonus credits. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:
 o the Annual Withdrawal Limit immediately prior to the reset; or
 o 7% of the new (reset) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:
 o the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
 o the Annual Withdrawal Limit will remain the same.
Withdrawals within the Annual Withdrawal Limit are not subject to surrender charges or the interest adjustment, if applicable.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:
 o The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
 o The Annual Withdrawal Limit will be the lesser of:
  o the Annual Withdrawal Limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal limit); or
   o 7% of the contract value immediately following the withdrawal.
In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and your Annual Withdrawal Limit. You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit.
Payment frequencies other than annually may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.
For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84.
Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax adviser to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals and foregoing resets of the Guaranteed Amount.
The tax consequences of withdrawals are discussed later in the prospectus. See Federal tax matters.
Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
Contractowners with the Principal SecuritySM Benefit are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage with or without the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Refer to the i4LIFE (Reg. TM) Advantage section of your prospectus.
Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s)
or 401(a)(9) as applicable as amended from time to time. If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount
26
prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.
If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal SecuritySM Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal SecuritySM Benefit equal to his or her share of the death benefit.
Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate. Availability. Check with your investment representative regarding availability in your state.
Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The contracts - Death benefit. A contingent annuitant may be named or changed by notifying us in writing. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.
Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.
The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed side of the contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge
                                                                              27
percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax matters.
Small contract surrenders
We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.
Delay of payments
Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.
Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's account to government regulators. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.
Transfers may be delayed as permitted by the 1940 Act.
Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required). Distribution of the contracts
We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.
The AIM, AllianceBernstein, American Funds, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, Putnam and Scudder Funds offered as part of this contract make payments to us under their distribution plans in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.25% based on the amount of assets invested in
28
those Funds. All investment advisers and other service providers for the Funds offered as part of this contract may, from time to time, make payments for services to us.
Compensation Paid to LFA. The maximum commission we pay to LFA is 7.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 7.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with a quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
We may pay certain Selling Firms additional amounts for: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.
A portion of these payments may be passed on by the Selling Firms to their sales representatives in accordance with their internal compensation programs. These programs may also include other types of cash and non-cash compensation and other benefits.
Commissions and other incentives or payments described above are not charged directly to contract owners or the VAA. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contracts. Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
i4LIFE (Reg. TM) Advantage
The i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is a payout option that provides you with variable, periodic regular income payments. This option is available on non-qualified annuities and IRAs (including Roth IRAs but excluding SEP and SARSEP markets). This option, when available in your state, is subject to a charge, (imposed only during the
i4LIFE (Reg. TM) Advantage payout phase) computed daily of the net asset value of the Account Value in the VAA. The annual rate of the charge is 1.85% for the i4LIFE (Reg. TM) Advantage Account Value death benefit for IRA and non-qualified annuity contracts and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE (Reg. TM) Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.
i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before the annuity commencement date by sending a written request to our Home office. There is no guarantee that i4LIFE (Reg. TM) Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time (unless you had previously purchased the Principal SecuritySM Benefit, if available. See The contracts - Principal SecuritySM Benefit). The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected.
                                                                              29
i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected (see below).
Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.
If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts.
Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage Account Value death benefit will be provided for IRA annuity contracts and either the i4LIFE (Reg. TM) Advantage Account Value death benefit or the EGMDB will be provided for non-qualified annuity contracts. Both death benefit options are discussed below. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began.
For information regarding income tax consequences of regular income payments and withdrawals, please refer to Federal tax matters - Qualified retirement plans for a discussion of the tax consequences of distributions from qualified retirement plans for IRAs and to Federal tax matters - Taxation of withdrawals and surrenders for information regarding withdrawals from non-qualified contracts.
Regular Income. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant (or additional measuring life, hereinafter referred to as "secondary life") is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Assumed interest rates of 3%, 4%, 5%, or 6% may be available. See Annuity payouts - Variable annuity payouts for a more detailed explanation. Subsequent regular income payments will be adjusted periodically for non-qualified contracts (once a year for IRA contracts) with the performance of the subaccounts selected and the interest credited on the fixed account. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. In most states you may also elect to have regular income payments from non-qualified contracts recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and other deductions. Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract, and make withdrawals from your Account Value (defined below). We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the
Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may change or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions.
Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken.
After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as the annuitant or the secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable).
Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The interest adjustment may apply.
Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.
Death Benefit for IRA Annuity Contracts. During the Access Period, i4LIFE (Reg.
TM) Advantage provides the i4LIFE (Reg. TM) Advantage Account Value death benefit. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the
30
death claim. This is the only death benefit option available for IRA annuity contracts. The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA.
If you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. Your beneficiary may start a new i4LIFE (Reg. TM) Advantage program. If your spouse's life was also used to determine the regular income payments and the spouse dies, the regular income payments may be recalculated.
Following the Access Period, there is no death benefit.
Death Benefit for Non-Qualified Annuity Contracts. During the Access Period, i4LIFE (Reg. TM) Advantage provides two death benefit options for non-qualified annuity contracts:
 o i4LIFE (Reg. TM) Advantage Account Value death benefit; and
 o i4LIFE (Reg. TM) Advantage EGMDB.
The i4LIFE (Reg. TM) Advantage Account Value death benefit is the Account Value as of the valuation date on which we approve the payment of the death claim.
The charge under this death benefit is equal to an annual rate of 1.85% of the net asset value of the Account Value in the VAA. You may not change this death benefit once it is elected.
The i4LIFE (Reg. TM) Advantage EGMDB is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the ABE Enhancement Amount (if elected at the time of application) [see discussion below under Accumulated Benefit Enhancement (ABESM)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, and withdrawals. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value;
 o the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest
   Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the Account Value.
Only the highest Account Value achieved on a contract anniversary following the election of i4LIFE (Reg. TM) Advantage will be considered if you did not elect (or you discontinued) the EGMDB or more expensive death benefit option prior to electing i4LIFE (Reg. TM) Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the death benefit will be equal to the Account Value as of the date we approve the death claim for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the Account Value as of the date we approve the death claim subsequent to the new contractowner's death.
The charge under this death benefit is equal to an annual rate of 2.05% of the net asset value of the Account Value in the VAA.
During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.
For both death benefit options, following the Access Period, there is no death benefit.
Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
                                                                              31
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);
 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).
Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.
The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by
us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.
In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.
For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website.
This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.
If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.
Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.
The ABE Enhancement Amount will terminate on the valuation date the i4LIFE
(Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.
It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.
Guaranteed Income Benefit.
The Guaranteed Income Benefit option will be available if you elect i4LIFE
(Reg. TM) Advantage. The annual charge is 2.35% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified annuity contracts the annual charge is 2.55% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE (Reg. TM) Advantage is elected and will begin at the time i4LIFE (Reg. TM) Advantage begins. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit. If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment. Contractowners who purchased the Principal SecuritySM Benefit can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The
Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg.
TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].
The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit. You may want to discuss the impact of additional withdrawals with your financial adviser.
A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your
32
Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce the value of your death benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant and the secondary life, if applicable, is living. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.
If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:
 o A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.
 o You must choose an Access Period of at least 15 years.
There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time (unless the Principal SecuritySM Benefit was previously elected).
The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to us. Termination will be effective upon the next annual anniversary of the valuation date on which the first regular income payment was calculated, and your annual charge will be reduced to 1.85% of the net asset value of the Account Value in the VAA if the i4LIFE (Reg. TM) Advantage Account Value death benefit is selected or 2.05% of the net asset value if the i4LIFE (Reg. TM) Advantage EGMDB death benefit is selected. If you change the Access Period and/or the frequency of the regular income payment under i4LIFE (Reg.
TM) Advantage, the Guaranteed Income Benefit will terminate. If the Guaranteed Income Benefit is terminated by the contractowner, it can be re-elected after twelve (12) months, if the i4LIFE (Reg. TM) Advantage is restarted. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (last death of the annuitant or secondary life) or termination of i4LIFE (Reg. TM) Advantage. If we change your Access Period to comply with Internal Revenue Code provisions for required minimum distributions, this will not terminate or adjust the Guaranteed Income Benefit.
Availability. The introduction of i4LIFE (Reg. TM) Advantage will vary depending on your state.
Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Guarantee of Principal death benefit. Upon termination, we will stop assessing the charge for the i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this Guarantee of Principal death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.
For non-qualified annuity contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.
Annuity payouts
When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.
You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant.
The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
                                                                              33
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.
The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.
Variable annuity payouts
Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1. Determine the dollar amount of the first periodic payout; then
2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.
Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date.
You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.
Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
34
 o all claim forms, fully completed.
Fixed side of the contract
Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest adjustment below and Charges and other deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.
Guaranteed periods
The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.
The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.
Interest adjustment
Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under i4LIFE (Reg. TM) Advantage transfers) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment
                                                                              35
is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The interest adjustment is calculated by multiplying the transaction amount by:

    (1+A)n      -1
-------------
  (1+B +K )n

     where:
   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.
   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.
     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
     Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the interest adjustment.
Federal tax matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation. Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.
Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.
36
Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.
Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."
Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA. Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.
Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.
Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.
Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.
Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed in the same manner as a withdrawal during the deferral period.
                                                                              37
Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.
Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.
Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.
Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life (or life expectancy).
Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.
Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.
Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.
Charges for additional benefits
Your contract automatically includes a basic death benefit and may include Principal SecuritySM Benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and Principal SecuritySM Benefit charge, if any, as a contract withdrawal.
Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.
38
Types of qualified contracts and terms of contracts
Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.
We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.
Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. Applicable state law may permit different contribution limits or impose other limitations upon your IRAs or other qualified plans.
Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied. Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, Principal
                                                                              39
SecuritySM Benefit, or other benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.
Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income
Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts.
We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.
Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
40
Additional information
Voting rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.
Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account - Fund shares.
Return privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A
contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.
For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.
State regulation
As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.
Other information
A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.
                                                                              41
Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.
42
Statement of Additional Information
Table of Contents for Lincoln Life Variable Annuity Account N

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-7
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

For a free copy of the SAI complete the form below:
                Statement of Additional Information Request Card
                      Lincoln ChoicePlus Assurance (Bonus)
                    Lincoln Life Variable Annuity Account N
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus Assurance (Bonus)).
                                 (Please Print)
Name: -------------------------------------------------------------------------
Address: ----------------------------------------------------------------------
City ---------------------------------------------------  State ---------
Zip ---------
Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.
                                                                              43
                      [THIS PAGE INTENTIONALLY LEFT BLANK]
Appendix A - Condensed financial information
Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Lincoln ChoicePlus Assurance Bonus product for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.
Because the American Funds Global Growth, American Century VP Inflation Protection, Delaware VIP Diversified Income and Delaware VIP Emerging Markets subaccounts were not in existence as of December 31, 2003, accumulation unit values and accumulation units are not provided for these subaccounts.

                                                                                             2003
                                                                             ------------------------------------
                                                                                                With         With
                                                                               With GOP        EGMDB          EEB
                                                                             ----------   ----------   ----------
AIM V.I. Growth Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.758        N/A       $  8.846
o End of period ..........................................................    $ 12.199        N/A       $  9.676
Number of accumulation units
o End of period ..........................................................       9,369        N/A         40,767
---------------------------------------------------------------------------   --------        ---       --------
AIM V.I. International Growth Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.737     $  8.785     $  8.765
o End of period ..........................................................    $ 12.481     $ 11.117     $ 11.071
Number of accumulation units
o End of period ..........................................................       8,116       15,104          455
---------------------------------------------------------------------------   --------     --------     --------
AIM V.I. Premier Equity Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.546     $  7.746     $  7.726
o End of period ..........................................................    $ 11.757     $  9.516     $  9.473
Number of accumulation units
o End of period ..........................................................       1,831          568          175
---------------------------------------------------------------------------   --------     --------     --------
AllianceBernstein Growth and Income Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.758     $  7.884        7.897
o End of period ..........................................................    $ 12.018     $ 10.256       10.253
Number of accumulation units
o End of period ..........................................................     125,873      153,515       21,917
---------------------------------------------------------------------------   --------     --------     --------
AllianceBernstein Premier Growth Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10,384     $  4.250        N/A
o End of period ..........................................................    $ 11,498     $  5.160     $    N/A
Number of accumulation units
o End of period ..........................................................      18,877       14,733        N/A
---------------------------------------------------------------------------   --------     --------     --------
AllianceBernstein Technology Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.775     $  2.753     $  6.599
o End of period ..........................................................    $ 12.996     $  3.896     $  9.320
Number of accumulation units
o End of period ..........................................................      12,917        3,859       80,927
---------------------------------------------------------------------------   --------     --------     --------
AllianceBernstein Small Cap Value Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.659     $ 10.943     $ 10.915
o End of period ..........................................................    $ 13.131     $ 15.174     $ 15.104
Number of accumulation units
o End of period ..........................................................      20,773       15,598       26,525
---------------------------------------------------------------------------   --------     --------     --------
American Funds Global Small Capitalization Fund Accumulation unit value
o Beginning of period ....................................................    $ 11.531     $  5.667     $  8.845
o End of period ..........................................................    $ 14.139     $  8.562     $ 13.338
Number of accumulation units
o End of period ..........................................................      36,330       52,367       31,822
---------------------------------------------------------------------------   --------     --------     --------
American Funds Growth Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.775     $  5.322     $  8.023
o End of period ..........................................................    $ 12.322     $  7.165     $ 10.780
Number of accumulation units
o End of period ..........................................................     389,491      581,694       91,692
---------------------------------------------------------------------------   --------     --------     --------
American Funds Growth-Income Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.819     $  8.459     $  8.443
o End of period ..........................................................    $ 12.296     $ 11.024     $ 10.982
Number of accumulation units
o End of period ..........................................................     458,192      429,950      113,724
---------------------------------------------------------------------------   --------     --------     --------

                                                                             A-1

                                                                                             2003
                                                                             ------------------------------------
                                                                                                With         With
                                                                               With GOP        EGMDB          EEB
                                                                             ----------   ----------   ----------
American Funds International Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.931     $  5.196     $ 8.546
o End of period ..........................................................    $ 13.203     $  6.896     $11.319
Number of accumulation units
o End of period ..........................................................      92,440      213,360      12,626
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP High Yield Series Accumulation unit value
o Beginning of period ....................................................    $ 10.265     $  8.435     $ 9.928
o End of period ..........................................................    $ 11.078     $ 10.676     $12.541
Number of accumulation units
o End of period ..........................................................     154,629       67,894      19,329
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP Large Cap Value Series Accumulation unit value
o Beginning of period ....................................................    $ 10.831     $  8.692     $ 8.225
o End of period ..........................................................    $ 12.049     $ 10.959     $10.348
Number of accumulation units
o End of period ..........................................................      29,534        2,740       6,290
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP REIT Series Accumulation unit value
o Beginning of period ....................................................    $ 10.397     $ 11.729     $10.641
o End of period ..........................................................    $ 12.197     $ 15.436     $13.976
Number of accumulation units
o End of period ..........................................................     106,643       47,570      12,993
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP Small Cap Value Series Accumulation unit value
o Beginning of period ....................................................    $ 10.841     $ 12.004     $10.165
o End of period ..........................................................    $ 13.168     $ 16.735     $14.144
Number of accumulation units
o End of period ..........................................................      72,002       43,212      37,683
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP Trend Series Accumulation unit value
o Beginning of period ....................................................    $ 10.831     $  5.081     $ 8.900
o End of period ..........................................................    $ 12.550     $  6.740     $11.783
Number of accumulation units
o End of period ) ........................................................     104,309      131,452      78,462
---------------------------------------------------------------------------   --------     --------     -------
Delaware VIP US Growth Series Accumulation unit value
o Beginning of period ....................................................    $ 10.590     $  8.106     $ 8.083
o End of period ..........................................................    $ 11.469     $  9.841     $ 9.794
Number of accumulation units
o End of period ..........................................................      66,976       94,247       7,503
---------------------------------------------------------------------------   --------     --------     -------
Fidelity VIP Contrafund Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.775     $  9.732     $ 9.708
o End of period ..........................................................    $ 12.260     $ 12.278     $12.224
Number of accumulation units
o End of period ..........................................................     102,054       42,504      12,234
---------------------------------------------------------------------------   --------     --------     -------
Fidelity VIP Equity-Income Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.737     $  8.260     $ 8.370
o End of period ..........................................................    $ 12.403     $ 10.570     $10.689
Number of accumulation units
o End of period ..........................................................      49,556       27,003         620
---------------------------------------------------------------------------   --------     --------     -------
Fidelity VIP Growth Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.623     $  4.636        N/A
o End of period ..........................................................    $ 12.293     $  6.047        N/A
Number of accumulation units
o End of period ..........................................................      22,014       32,858        N/A
---------------------------------------------------------------------------   --------     --------     -------
Fidelity VIP Overseas Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 11.227     $  5.225     $ 8.513
o End of period ..........................................................    $ 14.193     $  7.355     $11.960
Number of accumulation units
o End of period ..........................................................      46,263       96,331       9,325
---------------------------------------------------------------------------   --------     --------     -------
FTVIPT Franklin Small Cap Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.739     $  4.708     $ 8.611
o End of period ..........................................................    $ 12.955     $  6.359     $11.607
Number of accumulation units
o End of period ..........................................................      20,863       57,568       1,793
---------------------------------------------------------------------------   --------     --------     -------
FTVIPT Templeton Growth Securities Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.629     $  7.952        N/A

A-2

                                                                                               2003
                                                                             ----------------------------------------
                                                                                                    With         With
                                                                               With GOP            EGMDB          EEB
                                                                             ----------   --------------   ----------
o End of period ..........................................................    $ 12.693       $ 10.340          N/A
Number of accumulation units
o End of period ..........................................................      21,913         26,542          N/A
---------------------------------------------------------------------------   --------       --------          ---
Janus Aspen Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.869       $  8.052       $ 8.032
o End of period ..........................................................    $ 12.405       $ 10.680       $10.632
Number of accumulation units
o End of period ..........................................................       5,174          3,013        41,834
---------------------------------------------------------------------------   --------       --------       -------
Janus Aspen Balanced Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.226       $  9.793          N/A
o End of period ..........................................................    $ 10.850       $ 10.960          N/A
Number of accumulation units
o End of period ..........................................................       4,015         13,710          N/A
---------------------------------------------------------------------------   --------       --------       -------
Janus Aspen Worldwide Growth Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.906       $  8.417       $ 8.395
o End of period ..........................................................    $ 12.213       $ 10.245       $10.198
Number of accumulation units
o End of period ..........................................................       7,557          6,760           297
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Aggressive Growth Fund Accumulation unit value
o Beginning of period ....................................................    $ 11.813          N/A            N/A
o End of period ..........................................................    $ 12.332          N/A            N/A
Number of accumulation units
o End of period ..........................................................       1,985          N/A            N/A
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Bond Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.163       $ 10.165       $10.214
o End of period ..........................................................    $ 10.023       $ 10.017       $10.005
Number of accumulation units
o End of period ..........................................................     667,556        502,305        65,798
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Capital Appreciation Fund Accumulation unit value
o Beginning of period ....................................................    $ 11.474          N/A            N/A
o End of period ..........................................................    $ 12.199          N/A            N/A
Number of accumulation units
o End of period ..........................................................       1,837          N/A            N/A
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Global Asset Allocation Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.497       $ 10.612          N/A
o End of period ..........................................................    $ 11.352       $ 11.346          N/A
Number of accumulation units
o End of period ..........................................................         498          4,757          N/A
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP International Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.917       $ 10.993       $10.952
o End of period ..........................................................    $ 13.141       $ 13.133       $13.117
Number of accumulation units
o End of period ..........................................................     127,716        122,316        47,853
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Money Market Fund Accumulation unit value
o Beginning of period ....................................................    $  9.984       $  9.987       $ 9.991
o End of period ..........................................................    $  9.928       $  9.922       $ 9.910
Number of accumulation units
o End of period ..........................................................     236,770        172,564        15,581
---------------------------------------------------------------------------   --------       --------       -------
Lincoln VIP Social Awareness Fund Accumulation unit value
o Beginning of period ....................................................    $ 11.009       $ 10.843       $10.772
o End of period ..........................................................    $ 12.271       $ 12.263       $12.248
Number of accumulation units
o End of period ..........................................................      89,167        109,310        16,847
---------------------------------------------------------------------------   --------       --------       -------
MFS VIT Capital Opportunities Series Accumulation unit value
o Beginning of period ....................................................    $ 11.185          N/A         $ 8.191
o End of period ..........................................................    $ 11.915          N/A         $10.226
Number of accumulation units
o End of period ..........................................................       3,730          N/A          36,774
---------------------------------------------------------------------------   --------       --------       -------
MFS VIT Emerging Growth Series Accumulation unit value
o Beginning of period ....................................................    $ 10.855       $  3.475       $ 7.878
o End of period ..........................................................    $ 11.863       $  4.443       $10.054
Number of accumulation units

                                                                             A-3

                                                                                            2003
                                                                             -----------------------------------
                                                                                               With         With
                                                                               With GOP       EGMDB          EEB
                                                                             ----------   ---------   ----------
o End of period ..........................................................       2,673      23,811       36,810
---------------------------------------------------------------------------      -----      ------       ------
MFS VIT Total Return Series Accumulation unit value
o Beginning of period ....................................................    $ 10.411     $10.205     $  9.554
o End of period ..........................................................    $ 11.101     $11.651     $ 10.885
Number of accumulation units
o End of period ..........................................................     229,238      83,387        7,918
---------------------------------------------------------------------------   --------     -------     --------
MFS VIT Utilities Series Accumulation unit value
o Beginning of period ....................................................    $ 10.748     $ 5.586     $  7.085
o End of period ..........................................................    $ 11.939     $ 7.453     $  9.434
Number of accumulation units
o End of period ..........................................................      27,323      55,502      104,900
---------------------------------------------------------------------------   --------     -------     --------
Neuberger Berman AMT Mid-Cap Growth Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.726     $ 8.348     $  8.326
o End of period ..........................................................    $ 12.151     $10.522     $ 10.473
Number of accumulation units
o End of period ..........................................................      22,831      31,489        3,843
---------------------------------------------------------------------------   --------     -------     --------
Neuberger Berman AMT Regency Portfolio Accumulation unit value
o Beginning of period ....................................................    $ 10.675     $ 9.816     $  9.791
o End of period ..........................................................    $ 12.811     $13.123     $ 13.064
Number of accumulation units
o End of period ..........................................................      71,413      61,008        9,920
---------------------------------------------------------------------------   --------     -------     --------
Putnam VT Growth & Income Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.803     $ 8.660        N/A
o End of period ..........................................................    $ 12.148     $10.857        N/A
Number of accumulation units
o End of period ..........................................................      17,039      18,706        N/A
---------------------------------------------------------------------------   --------     -------     --------
Putnam VT Health Sciences Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.477     $ 8.285        N/A
o End of period ..........................................................    $ 10.990     $ 9.653        N/A
Number of accumulation units
o End of period ..........................................................       8,650       1,310        N/A
---------------------------------------------------------------------------   --------     -------     --------
Scudder VIT EAFE Equity Index Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.803     $10.000     $ 10.827
o End of period ..........................................................    $ 12.896     $12.888     $ 12.873
Number of accumulation units
o End of period ..........................................................      10,850       3,756          105
---------------------------------------------------------------------------   --------     -------     --------
Scudder VIT Equity 500 Index Fund Accumulation unit value
o Beginning of period ....................................................    $ 10.680     $10.730     $ 10.879
o End of period ..........................................................    $ 12.040     $12.033     $ 12.018
Number of accumulation units
o End of period ..........................................................      68,765       7,232        2,752
---------------------------------------------------------------------------   --------     -------     --------
Scudder VIT Small Cap Index Fund Accumulation unit value
o Beginning of period ....................................................    $ 11.182     $11.582     $ 11.700
o End of period ..........................................................    $ 13.539     $13.531     $ 13.514
Number of accumulation units
o End of period ..........................................................      30,375       1,433       63,190
---------------------------------------------------------------------------   --------     -------     --------

A-4

Lincoln ChoicePlus Assurance (Bonus)
Lincoln Life Variable Annuity Account N   (Registrant)
The Lincoln National Life Insurance Company   (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus Assurance (Bonus) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2004. You may obtain a copy of the Lincoln ChoicePlus Assurance (Bonus) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.
Table of Contents

Item                                             Page
Special terms                                   B-2
Services                                        B-2
Principal underwriter                           B-2
Purchase of securities being offered            B-2
Interest Adjustment Example                     B-2
Annuity payouts                                 B-4

Item                                             Page
Determination of accumulation and annuity unit
value                                           B-6
Advertising and sales literature                B-6
Additional services                             B-7
Other information                               B-9
Financial statements                            B-9

This SAI is not a prospectus.
The date of this SAI is May 1, 2004.
Special terms
The special terms used in this SAI are the ones defined in the prospectus. Services
Independent auditors
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing elsewhere in this SAI and in the Registration
Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.
Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.
Principal underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issues by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Lincoln Sales Representatives and sales representatives of Selling Firms are appointed as our insurance agents. We paid $42,443,718, $57,062,208, and $67,422,223 to Lincoln Sales Representatives and Selling Firms in 2001, 2002, and 2003, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.
Purchase of securities being offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and other deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.
                                                                             B-2
                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

         Single Premium ................. $50,000
         Premium taxes .................. None
         Withdrawals .................... None
         Guaranteed Period .............. 5 years
         Guaranteed Interest Rate ....... 3.50%
         Annuity Date ................... Age 70
         Index Rate A ................... 3.50%
         Index Rate B ................... 4.00% End of contract year 1
                                          3.50% End of contract year 2
                                          3.00% End of contract year 3
                                          2.00% End of contract year 4
                                          0.50% Percentage adjustment to B

  Formula                   (1 + Index A)n
                     -----------------------------
                                                   -1
                     (1 + Index B + % Adjustment)

                          SURRENDER VALUE CALCULATION

                                       (3)
                (1)       (2)          Adjusted   (4)       (5)          (6)         (7)
                Annuity   Index Rate   Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Factor       Value      Value     (3) & (4)    Charge      Value
--------------- --------- ------------ ---------- --------- ------------ ----------- ----------
  1 ........... $51,710    0.962268    $49,759    $50,710   $50,710      $4,250      $46,460
  2 ........... $53,480    0.985646    $52,712    $51,431   $52,712      $4,250      $48,462
  3 ........... $55,312    1.000000    $55,312    $52,162   $55,312      $4,000      $51,312
  4 ........... $57,208    1.009756    $57,766    $52,905   $57,766      $3,500      $54,266
  5 ........... $59,170       N/A      $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION

                     BOY*                              Annual        EOY**
                     Annuity       Guaranteed          Account       Annuity
Contract Year        Value         Interest Rate       Fee           Value
-------------------- ---------     ---------------     ---------     ----------
  1 ................ $50,000   x       1.035       -   $40       =   $51,710
  2 ................ $51,710   x       1.035       -   $40       =   $53,480
  3 ................ $53,480   x       1.035       -   $40       =   $55,312
  4 ................ $55,312   x       1.035       -   $40       =   $57,208
  5 ................ $57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION

                     Surrender
                     Charge                       Surrender
Contract Year        Factor         Deposit       Charge
-------------------- ----------     ---------     ----------
  1 ................      8.5%  x   $50,000   =   $4,250
  2 ................      8.5%  x   $50,000   =   $4,250
  3 ................      8.0%  x   $50,000   =   $4,000
  4 ................      7.0%  x   $50,000   =   $3,500
  5 ................      6.0%  x   $50,000   =   $3,000

B-3
                             INDEX RATE FACTOR CALCULATION

Contract Year        Index A     Index B     Adj Index B     N       Result
------------------   ---------   ---------   -------------   -----   ---------
  1 ..............    3.50%       4.00%         4.50%         4      0.962268
  2 ..............    3.50%       3.50%         4.00%         3      0.985646
  3 ..............    3.50%       3.00%         3.50%         2      1.000000
  4 ..............    3.50%       2.00%         2.50%         1      1.009756
  5 ..............    3.50%        N/A           N/A         N/A        N/A

                           MINIMUM VALUE CALCULATION

                                    Minimum             Annual
                                    Guaranteed          Account       Minimum
Contract Year                       Interest Rate       Fee           Value
--------------------                ---------------     ---------     ----------
  1 ................ $50,000    x       1.015       -   $40       =   $50,710
  2 ................ $50,710    x       1.015       -   $40       =   $51,431
  3 ................ $51,431    x       1.015       -   $40       =   $52,162
  4 ................ $52,162    x       1.015       -   $40       =   $52,905
  5 ................ $52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year
                                        ** EOY = end of year
Annuity payouts
Variable annuity payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.
In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity
Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will
                                                                             B-4
vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.
The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table. The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Proof of age, sex and survival
We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
i4LIFE (Reg. TM) Advantage
During the Access Period for non-Qualified contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected);
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected. During the Access Period for IRA contracts, regular income payments will be determined on the basis of:
 o the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment;
 o the annuity factor for the i4LIFE (Reg. TM) Advantage or Income4Life (Reg.
   TM) Solution selected; and
 o the investment results of the fixed and/or variable subaccounts selected.
For non-qualified contracts, the initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
For IRA contracts, the initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.
The annuity factors are based on whether the i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution is selected, an assumed investment return of either 3%, 4%, 5%, or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.
The assumed interest rate is the measuring point for subsequent regular income payments. If the actual net investment rate (annualized) for the contract,whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly. We may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.
At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.
B-5
Determination of accumulation and annuity unit value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series. Advertising and sales literature
As set forth in the prospectus, we may refer to the following indexes and organizations (and others) in our marketing materials:
A.M. Best's Rating System - is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which we intend to refer.
Dow Jones Industrial Average (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.
EAFE Index - is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.
FITCH - provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.
Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.
Lehman Brothers Government/Corporate Bond Index - This is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.
Lehman Brothers Government Intermediate Bond Index - Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S.
government) with maturities between one and 9.99 years.
Lipper Variable Insurance Products Performance Analysis Service - is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.
Merrill Lynch High Yield Master Index - This is an index of high yield debt securities. High yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BBB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year. Moody's - insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted. Morgan Stanley Emerging Markets Free Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.
Morgan Stanley Pacific Basin (Ex-Japan) Index - An arithmetic, market value-weighted average of the performance of securities listed on the stock exchanges of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.
                                                                             B-6
Morgan Stanley World Capital International World Index - A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America, Europe and the Asia/Pacific Region.
Morningstar - is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.
Nareit Equity Reit Index - All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.
NASDAQ-OTC Price Index - this index is based on the NASD Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of
100.00 on February 5, 1971.
Russell 1000 Index - Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 2000 Index - Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.
Russell 3000 Index - Russell 3000 (Reg. TM) Index measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2003, the average firm's stock value in the index was $5.1 billion; the median was $791.1 million. The range of stock value was from $520 billion to $178 million.
Salomon Brothers 90 Day Treasury-Bill Index - Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill.
Salomon Brothers World Government Bond (Non US) Index - A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany,
Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.
Standard & Poor's insurance claims - paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.
Standard and Poor's Index (S&P 400) - Consists of 400 domestic stocks chosen for market size, liquidity, and industry representations.
Standard & Poor's 500 Index - A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.
Standard and Poor's Utilities Index - The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.
VARDS (Variable Annuity Research and Data Service) - provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.
In our advertisements and other sales literature for the VAA and the funds, we intend to illustrate the advantages of the contracts in a number of ways:
Compound Interest Illustrations - These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.
Internet - An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.
Additional services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
B-7
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended.
The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.
Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.
Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $107 billion and had consolidated revenues of $5.3 billion in 2003. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) and 403(b) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.
Lincoln Life's customers. Sales literature for the VAA and the funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 11,000 employers and more than 1.4 million individuals.
Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2003 Lincoln Life had total assets of approximately $96.9 billion.
                                                                             B-8
Other information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial statements
Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln Life Variable Annuity Account N

Statement of assets and liabilities

December 31, 2003

                                                                                                         Mortality &
                                                                                                         Expense
                                                                Contract                   Contract      Guarantee
                                                                Purchases                  Redemptions   Charges
                                                                Due from                   Due to        Payable to
                                                                The Lincoln                The Lincoln   The Lincoln
                                                                National Life              National Life National Life
                                                                Insurance                  Insurance     Insurance
Subaccount                                         Investments  Company       Total Assets Company       Company
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                    $ 15,883,119   $     --    $ 15,883,119   $  2,352       $   625
AIM V.I. Growth Class II                              4,766,262         --       4,766,262         11           210
AIM V.I. International Growth                        11,190,134         --      11,190,134      2,119           442
AIM V.I. International Growth Class II                3,506,883         --       3,506,883         11           151
AIM V.I. Premier Equity                              42,045,270         --      42,045,270      6,526         1,662
AIM V.I. Premier Equity Class II                      8,438,114     18,355       8,456,469         --           365
ABVPSF Growth and Income Class B                    111,890,862     82,016     111,972,878         --         4,711
ABVPSF Premier Growth Class B                        28,323,776         --      28,323,776     32,698         1,193
ABVPSF Small Cap Value Class B                       14,504,345     10,753      14,515,098         --           629
ABVPSF Technology Class B                            16,254,316         --      16,254,316     11,919           676
American Funds Global Small Capitalization Class 2   35,302,495    146,253      35,448,748         --         1,513
American Funds Growth Class 2                       347,657,884    668,149     348,326,033         --        14,700
American Funds Growth-Income Class 2                436,245,790    729,109     436,974,899         --        18,633
American Funds International Class 2                117,110,209      4,185     117,114,394         --         4,944
Delaware VIPT High Yield                             23,798,476         --      23,798,476        255           913
Delaware VIPT High Yield Service Class               60,526,828         --      60,526,828     43,466         2,668
Delaware VIPT International Value Equity              2,169,289         --       2,169,289      2,798            83
Delaware VIPT Large Cap Value                        16,560,172         --      16,560,172      1,695           635
Delaware VIPT Large Cap Value Service Class          12,526,437     32,945      12,559,382         --           549
Delaware VIPT REIT                                   23,443,092     18,651      23,461,743         --           904
Delaware VIPT REIT Service Class                     50,501,422    692,360      51,193,782         --         2,252
Delaware VIPT Small Cap Value                        31,457,869      6,365      31,464,234         --         1,221
Delaware VIPT Small Cap Value Service Class          63,608,730     49,250      63,657,980         --         2,843
Delaware VIPT Trend                                  39,515,953         --      39,515,953     96,990         1,526
Delaware VIPT Trend Service Class                    50,744,097      9,006      50,753,103         --         2,250
Delaware VIPT U.S. Growth Service Class               8,659,488     29,282       8,688,770         --           373
Fidelity VIP Contrafund Service Class 2              28,749,914         --      28,749,914     50,559         1,255
Fidelity VIP Equity-Income                           32,697,439         --      32,697,439     12,634         1,254
Fidelity VIP Equity-Income Service Class 2           34,432,679    269,566      34,702,245         --         1,509
Fidelity VIP Growth                                  28,454,876         --      28,454,876     84,528         1,092
Fidelity VIP Growth Service Class 2                  12,347,411         --      12,347,411         14           540
Fidelity VIP Overseas                                 7,134,502     17,757       7,152,259         --           273
Fidelity VIP Overseas Service Class 2                13,661,226     51,547      13,712,773         --           593
FTVIPT Franklin Small Cap Class 2                    31,528,932         --      31,528,932    132,593         1,348
FTVIPT Templeton Growth Securities Class 2           23,273,081     60,487      23,333,568         --           982
Janus Aspen Series Balanced Service Shares           25,390,647     23,680      25,414,327         --         1,093
Janus Aspen Series Mid Cap Growth Service Shares      3,033,160     21,538       3,054,698         --           134
Janus Aspen Series Worldwide Growth Service Shares    4,472,538         --       4,472,538         --           192
Lincoln VIPT Aggressive Growth                        1,017,588         --       1,017,588         --            42
Lincoln VIPT Aggressive Growth Service Class            408,916         --         408,916          3            17
Lincoln VIPT Bond                                   302,984,727         --     302,984,727    204,312        12,823
Lincoln VIPT Bond Service Class                      39,798,439    322,681      40,121,120         --         1,676
Lincoln VIPT Capital Appreciation                     1,745,967         --       1,745,967         --            78
Lincoln VIPT Capital Appreciation Service Class         332,049         --         332,049         --            13
Lincoln VIPT Global Asset Allocation                  3,130,497         --       3,130,497         --           136
Lincoln VIPT Global Asset Allocation Service Class      577,601         --         577,601         --            25
Lincoln VIPT International                           10,198,346    111,365      10,309,711         --           442
Lincoln VIPT International Service Class             10,264,903     33,735      10,298,638         --           436
Lincoln VIPT Money Market                           115,475,914         --     115,475,914    177,551         4,918
Lincoln VIPT Money Market Service Class              10,188,895    432,551      10,621,446         --           432
Lincoln VIPT Social Awareness                        10,676,958     37,479      10,714,437         --           443
Lincoln VIPT Social Awareness Service Class           6,928,998     20,583       6,949,581         --           296
MFS VIT Capital Opportunities Service Class           3,303,288         --       3,303,288         --           147








Subaccount                                         Net Assets
---------------------------------------------------------------
AIM V.I. Growth                                    $ 15,880,142
AIM V.I. Growth Class II                              4,766,041
AIM V.I. International Growth                        11,187,573
AIM V.I. International Growth Class II                3,506,721
AIM V.I. Premier Equity                              42,037,082
AIM V.I. Premier Equity Class II                      8,456,104
ABVPSF Growth and Income Class B                    111,968,167
ABVPSF Premier Growth Class B                        28,289,885
ABVPSF Small Cap Value Class B                       14,514,469
ABVPSF Technology Class B                            16,241,721
American Funds Global Small Capitalization Class 2   35,447,235
American Funds Growth Class 2                       348,311,333
American Funds Growth-Income Class 2                436,956,266
American Funds International Class 2                117,109,450
Delaware VIPT High Yield                             23,797,308
Delaware VIPT High Yield Service Class               60,480,694
Delaware VIPT International Value Equity              2,166,408
Delaware VIPT Large Cap Value                        16,557,842
Delaware VIPT Large Cap Value Service Class          12,558,833
Delaware VIPT REIT                                   23,460,839
Delaware VIPT REIT Service Class                     51,191,530
Delaware VIPT Small Cap Value                        31,463,013
Delaware VIPT Small Cap Value Service Class          63,655,137
Delaware VIPT Trend                                  39,417,437
Delaware VIPT Trend Service Class                    50,750,853
Delaware VIPT U.S. Growth Service Class               8,688,397
Fidelity VIP Contrafund Service Class 2              28,698,100
Fidelity VIP Equity-Income                           32,683,551
Fidelity VIP Equity-Income Service Class 2           34,700,736
Fidelity VIP Growth                                  28,369,256
Fidelity VIP Growth Service Class 2                  12,346,857
Fidelity VIP Overseas                                 7,151,986
Fidelity VIP Overseas Service Class 2                13,712,180
FTVIPT Franklin Small Cap Class 2                    31,394,991
FTVIPT Templeton Growth Securities Class 2           23,332,586
Janus Aspen Series Balanced Service Shares           25,413,234
Janus Aspen Series Mid Cap Growth Service Shares      3,054,564
Janus Aspen Series Worldwide Growth Service Shares    4,472,346
Lincoln VIPT Aggressive Growth                        1,017,546
Lincoln VIPT Aggressive Growth Service Class            408,896
Lincoln VIPT Bond                                   302,767,592
Lincoln VIPT Bond Service Class                      40,119,444
Lincoln VIPT Capital Appreciation                     1,745,889
Lincoln VIPT Capital Appreciation Service Class         332,036
Lincoln VIPT Global Asset Allocation                  3,130,361
Lincoln VIPT Global Asset Allocation Service Class      577,576
Lincoln VIPT International                           10,309,269
Lincoln VIPT International Service Class             10,298,202
Lincoln VIPT Money Market                           115,293,445
Lincoln VIPT Money Market Service Class              10,621,014
Lincoln VIPT Social Awareness                        10,713,994
Lincoln VIPT Social Awareness Service Class           6,949,285
MFS VIT Capital Opportunities Service Class           3,303,141

See accompanying notes.

Lincoln Life Variable Annuity Account N

December 31, 2003

                                                                                                 Mortality &
                                                                                                 Expense
                                                        Contract                   Contract      Guarantee
                                                        Purchases                  Redemptions   Charges
                                                        Due from                   Due to        Payable to
                                                        The Lincoln                The Lincoln   The Lincoln
                                                        National Life              National Life National Life
                                                        Insurance                  Insurance     Insurance
Subaccount                                  Investments Company       Total Assets Company       Company       Net Assets
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth                     $11,416,204   $     --    $11,416,204     $65,276       $  438     $11,350,490
MFS VIT Emerging Growth Service Class         5,967,870         --      5,967,870           5          268       5,967,597
MFS VIT Total Return                         50,145,086     70,804     50,215,890          --        1,923      50,213,967
MFS VIT Total Return Service Class           91,321,406    139,389     91,460,795          --        4,040      91,456,755
MFS VIT Utilities                            26,854,828         --     26,854,828       2,456        1,030      26,851,342
MFS VIT Utilities Service Class              23,099,786     20,391     23,120,177          --        1,037      23,119,140
NB AMT Mid-Cap Growth                        18,921,916    187,272     19,109,188          --          836      19,108,352
NB AMT Regency                               14,833,914    185,184     15,019,098          --          641      15,018,457
Putnam VT Growth & Income Class IB            6,352,511         --      6,352,511       5,005          276       6,347,230
Putnam VT Health Sciences Class IB            5,169,645      2,500      5,172,145          --          226       5,171,919
Scudder VIT EAFE Equity Index                 1,884,238         --      1,884,238          --           82       1,884,156
Scudder VIT EAFE Equity Index Service Class     736,296                   736,296          --           30         736,266
Scudder VIT Equity 500 Index                 81,336,286     20,434     81,356,720          --        3,268      81,353,452
Scudder VIT Equity 500 Index Service Class    3,591,797     18,100      3,609,897          --          147       3,609,750
Scudder VIT Small Cap Index                  11,684,269      2,049     11,686,318          --          496      11,685,822
Scudder VIT Small Cap Index Service Class     2,724,860         --      2,724,860          --          122       2,724,738

Lincoln Life Variable Annuity Account N

Statement of operations

Year Ended December 31, 2003

                                                   Dividends
                                                   from        Mortality and     Net
                                                   Investment  Expense           Investment
Subaccount                                         Income      Guarantee Charges Income (Loss)
----------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                      $        --    $   (54,899)    $   (54,899)
AIM V.I. Growth                                             --       (212,272)       (212,272)
AIM V.I. Growth Class II                                    --        (41,270)        (41,270)
AIM V.I. International Growth                           53,794       (157,733)       (103,939)
AIM V.I. International Growth Class II                  10,096        (62,939)        (52,843)
AIM V.I. Premier Equity                                116,519       (576,545)       (460,026)
AIM V.I. Premier Equity Class II                        17,471        (95,790)        (78,319)
ABVPSF Growth and Income Class B                       617,661     (1,201,147)       (583,486)
ABVPSF Growth Class B                                       --        (23,476)        (23,476)
ABVPSF Premier Growth Class B                               --       (349,516)       (349,516)
ABVPSF Small Cap Value Class B                          31,480       (118,054)        (86,574)
ABVPSF Technology Class B                                   --       (183,380)       (183,380)
American Funds Global Small Capitalization Class 2     108,491       (306,939)       (198,448)
American Funds Growth Class 2                          314,608     (3,219,953)     (2,905,345)
American Funds Growth-Income Class 2                 3,597,761     (4,015,468)       (417,707)
American Funds International Class 2                 1,247,304     (1,092,514)        154,790
Delaware VIPT Devon                                     29,586         (9,916)         19,670
Delaware VIPT Emerging Markets                          81,152        (14,445)         66,707
Delaware VIPT Emerging Markets Service Class            14,114         (3,046)         11,068
Delaware VIPT High Yield                             1,161,760       (259,530)        902,230
Delaware VIPT High Yield Service Class               1,695,265       (574,810)      1,120,455
Delaware VIPT International Value Equity                38,335        (22,477)         15,858
Delaware VIPT Large Cap Value                          221,010       (186,353)         34,657
Delaware VIPT Large Cap Value Service Class            114,559       (124,865)        (10,306)
Delaware VIPT REIT                                     492,247       (270,362)        221,885
Delaware VIPT REIT Service Class                       611,594       (496,530)        115,064
Delaware VIPT Select Growth                                 --        (33,638)        (33,638)
Delaware VIPT Select Growth Service Class                   --        (16,557)        (16,557)
Delaware VIPT Small Cap Value                           94,806       (352,924)       (258,118)
Delaware VIPT Small Cap Value Service Class             78,830       (635,350)       (556,520)
Delaware VIPT Social Awareness                          30,673        (21,403)          9,270
Delaware VIPT Social Awareness Service Class             3,604         (3,805)           (201)
Delaware VIPT Trend                                         --       (481,861)       (481,861)
Delaware VIPT Trend Service Class                           --       (502,738)       (502,738)
Delaware VIPT U.S. Growth Service Class                    275        (38,672)        (38,397)
Dreyfus Developing Leaders                                  --        (12,683)        (12,683)
Fidelity VIP Contrafund Service Class 2                 18,352       (200,654)       (182,302)
Fidelity VIP Equity-Income                             530,221       (404,215)        126,006
Fidelity VIP Equity-Income Service Class 2             240,409       (320,701)        (80,292)
Fidelity VIP Growth                                     73,681       (362,982)       (289,301)
Fidelity VIP Growth Service Class 2                      8,494       (139,708)       (131,214)
Fidelity VIP Growth Opportunities                       77,683        (47,778)         29,905
Fidelity VIP Growth Opportunities Service Class 2        2,424         (2,910)           (486)
Fidelity VIP Overseas                                   46,137        (75,890)        (29,753)
Fidelity VIP Overseas Service Class 2                   18,395       (123,411)       (105,016)
FTVIPT Franklin Small Cap Class 2                           --       (338,866)       (338,866)
FTVIPT Franklin Mutual Shares Securities Class 2            --       (151,117)       (151,117)
FTVIPT Templeton Foreign Securities Class 2                 --        (36,699)        (36,699)
FTVIPT Templeton Growth Securities Class 2             204,860       (215,578)        (10,718)
Janus Aspen Series Balanced Service Shares             362,877       (258,001)        104,876
Janus Aspen Series Mid Cap Growth Service Shares            --        (20,752)        (20,752)
Janus Aspen Series Worldwide Growth Service Shares      31,075        (52,787)        (21,712)
Liberty VIT Growth & Income                                 --        (14,986)        (14,986)
Liberty VIT Newport Tiger                                   --        (18,892)        (18,892)
Lincoln VIPT Aggressive Growth                              --         (5,420)         (5,420)
Lincoln VIPT Aggressive Growth Service Class                --         (1,560)         (1,560)
Lincoln VIPT Bond                                   12,293,290     (4,209,139)      8,084,151

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from                Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $(7,232,165)    $       --    $(7,232,165)    $ 7,665,815    $   378,751
    (3,513,227)            --     (3,513,227)      7,495,580      3,770,081
        42,184             --         42,184         666,961        667,875
     1,471,233             --      1,471,233       1,507,771      2,875,065
     1,074,837             --      1,074,837         386,583      1,408,577
    (5,379,763)            --     (5,379,763)     14,132,954      8,293,165
       (47,914)            --        (47,914)      1,440,338      1,314,105
    (1,206,140)            --     (1,206,140)     23,238,414     21,448,788
    (2,846,069)            --     (2,846,069)      3,170,718        301,173
    (1,243,558)            --     (1,243,558)      6,072,993      4,479,919
        65,731         83,447        149,178       2,735,975      2,798,579
    (1,964,206)            --     (1,964,206)      6,245,763      4,098,177
        99,117             --         99,117       8,649,243      8,549,912
    (1,235,839)            --     (1,235,839)     68,401,462     64,260,278
      (365,052)            --       (365,052)     75,934,248     75,151,489
     2,515,077             --      2,515,077      21,987,824     24,657,691
    (1,517,948)            --     (1,517,948)      1,553,857         55,579
       (96,627)            --        (96,627)        159,317        129,397
       (18,360)            --        (18,360)         27,309         20,017
        18,020             --         18,020       3,224,981      4,145,231
     1,741,587             --      1,741,587       4,837,539      7,699,581
       (59,469)        37,114        (22,355)        605,455        598,958
      (207,237)            --       (207,237)      3,450,635      3,278,055
       (52,236)            --        (52,236)      2,031,834      1,969,292
       270,305        151,128        421,433       4,795,250      5,438,568
       223,497        198,202        421,699       8,493,919      9,030,682
    (5,702,169)            --     (5,702,169)      6,495,999        760,192
    (1,501,641)            --     (1,501,641)      1,830,446        312,248
       181,487             --        181,487       8,689,763      8,613,132
       181,350             --        181,350      14,177,398     13,802,228
    (1,846,519)            --     (1,846,519)      2,049,893        212,644
      (220,610)            --       (220,610)        252,210         31,399
    (2,145,300)            --     (2,145,300)     12,514,784      9,887,623
      (338,096)            --       (338,096)      9,884,296      9,043,462
         2,110             --          2,110         584,112        547,825
    (1,674,360)            --     (1,674,360)      1,745,937         58,894
        47,424             --         47,424       3,666,899      3,532,021
      (781,496)            --       (781,496)      8,078,808      7,423,318
      (136,118)            --       (136,118)      5,924,506      5,708,096
    (3,776,972)            --     (3,776,972)     11,032,216      6,965,943
      (309,483)            --       (309,483)      2,811,864      2,371,167
    (6,461,990)            --     (6,461,990)      7,015,148        583,063
      (148,968)            --       (148,968)        180,111         30,657
      (649,296)            --       (649,296)      2,637,456      1,958,407
     2,823,948             --      2,823,948       1,509,125      4,228,057
      (917,912)            --       (917,912)      8,105,061      6,848,283
    (2,951,155)            --     (2,951,155)      4,381,678      1,279,406
       222,155             --        222,155          39,681        225,137
       114,396             --        114,396       4,201,890      4,305,568
        21,303             --         21,303       1,975,290      2,101,469
        13,515             --         13,515         366,596        359,359
       121,834             --        121,834         675,583        775,705
    (1,621,708)            --     (1,621,708)      1,621,555        (15,139)
      (228,739)            --       (228,739)         98,481       (149,150)
          (590)            --           (590)         75,217         69,207
          (916)            --           (916)         23,591         21,115
     2,668,818      2,358,589      5,027,407       1,122,078     14,233,636

Lincoln Life Variable Annuity Account N

Year Ended December 31, 2003


                                                   Dividends
                                                   from       Mortality and     Net
                                                   Investment Expense           Investment
Subaccount                                         Income     Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------
Lincoln VIPT Bond Service Class                    $  842,205    $  (122,148)    $   720,057
Lincoln VIPT Capital Appreciation                          --        (18,717)        (18,717)
Lincoln VIPT Capital Appreciation Service Class            --         (1,367)         (1,367)
Lincoln VIPT Global Asset Allocation                   51,543        (25,492)         26,051
Lincoln VIPT Global Asset Allocation Service Class      3,107         (1,699)          1,408
Lincoln VIPT International                            133,888        (81,154)         52,734
Lincoln VIPT International Service Class               86,984        (27,563)         59,421
Lincoln VIPT Money Market                           1,089,122     (2,448,473)     (1,359,351)
Lincoln VIPT Money Market Service Class                 7,676        (37,988)        (30,312)
Lincoln VIPT Social Awareness                          68,674        (71,528)         (2,854)
Lincoln VIPT Social Awareness Service Class            23,774        (18,832)          4,942
MFS VIT Capital Opportunities Service Class                --        (30,370)        (30,370)
MFS VIT Emerging Growth                                    --       (147,463)       (147,463)
MFS VIT Emerging Growth Service Class                      --        (65,562)        (65,562)
MFS VIT Research                                       53,453        (40,253)         13,200
MFS VIT Research Service Class                          8,296        (14,065)         (5,769)
MFS VIT Total Return                                  837,556       (669,303)        168,253
MFS VIT Total Return Service Class                    814,052       (941,573)       (127,521)
MFS VIT Utilities                                     550,234       (333,134)        217,100
MFS VIT Utilities Service Class                       236,790       (236,088)            702
NB AMT Mid-Cap Growth                                      --       (165,720)       (165,720)
NB AMT Regency                                             --        (89,109)        (89,109)
OCC Accumulation Global Equity                         16,771        (12,079)          4,692
OCC Accumulation Managed                               74,160        (20,648)         53,512
Putnam VT Growth & Income Class IB                     46,159        (60,868)        (14,709)
Putnam VT Health Sciences Class IB                     14,944        (55,766)        (40,822)
Scudder SVS Government Securities                     549,850       (107,016)        442,834
Scudder SVS Small Cap Growth                               --         (8,257)         (8,257)
Scudder VIT EAFE Equity Index                          35,000        (15,084)         19,916
Scudder VIT EAFE Equity Index Service Class                --         (2,427)         (2,427)
Scudder VIT Equity 500 Index                          663,434       (926,092)       (262,658)
Scudder VIT Equity 500 Index Service Class                 --        (10,788)        (10,788)
Scudder VIT Small Cap Index                            16,769        (88,612)        (71,843)
Scudder VIT Small Cap Index Service Class                  --         (8,721)         (8,721)

                                               Net Change in   Net Increase
                 Dividends from                Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $    (3,355)     $     --     $    (3,355)    $   (98,650)   $   618,052
        (1,938)           --          (1,938)        340,410        319,755
           342            --             342          31,730         30,705
         3,104            --           3,104         281,243        310,398
         2,216            --           2,216          22,334         25,958
       761,916            --         761,916       1,220,119      2,034,769
           797            --             797         884,117        944,335
            --            --              --              --     (1,359,351)
            --            --              --              --        (30,312)
        40,802            --          40,802       1,497,400      1,535,348
           536            --             536         398,272        403,750
        (8,366)           --          (8,366)        483,310        444,574
    (2,155,460)           --      (2,155,460)      4,903,237      2,600,314
       229,968            --         229,968         783,492        947,898
    (5,795,788)           --      (5,795,788)      6,079,696        297,108
    (2,027,723)           --      (2,027,723)      2,073,658         40,166
      (103,604)           --        (103,604)      6,549,246      6,613,895
       (34,001)           --         (34,001)      8,875,136      8,713,614
    (1,916,110)           --      (1,916,110)      8,692,944      6,993,934
      (332,616)           --        (332,616)      4,545,393      4,213,479
        22,594            --          22,594       2,614,504      2,471,378
        20,133            --          20,133       2,062,588      1,993,612
    (1,104,697)           --      (1,104,697)      1,157,678         57,673
      (959,428)           --        (959,428)      1,038,367        132,451
        19,008            --          19,008         977,469        981,768
        12,322            --          12,322         587,335        558,835
       928,727       336,106       1,264,833      (1,592,291)       115,376
    (2,588,992)           --      (2,588,992)      2,694,832         97,583
        96,135            --          96,135         224,652        340,703
         7,113            --           7,113          70,503         75,189
    (1,866,124)           --      (1,866,124)     17,785,984     15,657,202
         1,877            --           1,877         248,773        239,862
       147,741            --         147,741       2,433,743      2,509,641
           115            --             115         179,778        171,172

                      This page intentionally left blank

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2002 and 2003


                                                                         AIM V.I.
                                                                         Capital       AIM V.I.       AIM V.I. Growth
                                                                         Appreciation  Growth         Class II
                                                                         Subaccount    Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 16,777,770   $ 27,559,929   $      71,150
Changes From Operations:
.. Net investment income (loss)                                               (196,378)      (291,752)        (11,285)
.. Net realized gain (loss) on investments                                  (2,746,462)    (7,228,444)       (296,486)
.. Net change in unrealized appreciation or depreciation on investments     (1,204,826)      (794,137)        (20,449)
                                                                         ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (4,147,666)    (8,314,333)       (328,220)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       2,802,289      2,527,043       1,791,284
..  Contract withdrawals                                                    (5,118,208)    (7,304,557)       (244,452)
                                                                         ------------   ------------   -------------
                                                                           (2,315,919)    (4,777,514)      1,546,832
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --         17,437              --
..  Annuity Payments                                                                --         (1,649)             --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            (66)             --
                                                                         ------------   ------------   -------------
                                                                                   --         15,722              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (2,315,919)    (4,761,792)      1,546,832
                                                                         ------------   ------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (6,463,585)   (13,076,125)      1,218,612
                                                                         ------------   ------------   -------------
NET ASSETS AT DECEMBER 31, 2002                                            10,314,185     14,483,804       1,289,762
Changes From Operations:
.. Net investment income (loss)                                                (54,899)      (212,272)        (41,270)
.. Net realized gain (loss) on investments                                  (7,232,165)    (3,513,227)         42,184
.. Net change in unrealized appreciation or depreciation on investments      7,665,815      7,495,580         666,961
                                                                         ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               378,751      3,770,081         667,875
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         162,508        889,634       3,370,209
..  Contract withdrawals                                                   (10,855,444)    (3,261,867)       (561,805)
                                                                         ------------   ------------   -------------
                                                                          (10,692,936)    (2,372,233)      2,808,404
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --             --              --
..  Annuity Payments                                                                --         (1,609)             --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --             99              --
                                                                         ------------   ------------   -------------
                                                                                   --         (1,510)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (10,692,936)    (2,373,743)      2,808,404
                                                                         ------------   ------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (10,314,185)     1,396,338       3,476,279
                                                                         ------------   ------------   -------------
NET ASSETS AT DECEMBER 31, 2003                                          $         --   $ 15,880,142   $   4,766,041
                                                                         ============   ============   =============

                                                                                                      American
                                                                         American      American Funds Funds
                                                                         Funds Growth  Growth-Income  International
                                                                         Class 2       Class 2        Class 2
                                                                         Subaccount    Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 91,340,576   $ 83,147,010   $  32,124,018
Changes From Operations:
.. Net investment income (loss)                                             (1,542,884)      (250,814)        (25,170)
.. Net realized gain (loss) on investments                                  (6,541,124)    (1,434,468)     (6,813,449)
.. Net change in unrealized appreciation or depreciation on investments    (23,361,943)   (24,035,076)        974,931
                                                                         ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (31,445,951)   (25,720,358)     (5,863,688)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      88,182,406    118,325,486     252,225,838
..  Contract withdrawals                                                   (29,273,933)   (27,200,061)   (236,549,957)
                                                                         ------------   ------------   -------------
                                                                           58,908,473     91,125,425      15,675,881
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                    16,755        205,559           7,104
..  Annuity Payments                                                            (9,465)       (10,130)           (323)
..  Receipt (reimbursement) of mortality guarantee adjustments                     (12)          (426)             --
                                                                         ------------   ------------   -------------
                                                                                7,278        195,003           6,781
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              58,915,751     91,320,428      15,682,662
                                                                         ------------   ------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    27,469,800     65,600,070       9,818,974
                                                                         ------------   ------------   -------------
NET ASSETS AT DECEMBER 31, 2002                                           118,810,376    148,747,080      41,942,992
Changes From Operations:
.. Net investment income (loss)                                             (2,905,345)      (417,707)        154,790
.. Net realized gain (loss) on investments                                  (1,235,839)      (365,052)      2,515,077
.. Net change in unrealized appreciation or depreciation on investments     68,401,462     75,934,248      21,987,824
                                                                         ------------   ------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            64,260,278     75,151,489      24,657,691
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                     189,050,865    246,366,416     134,187,119
..  Contract withdrawals                                                   (24,320,548)   (34,203,066)    (84,004,099)
                                                                         ------------   ------------   -------------
                                                                          164,730,317    212,163,350      50,183,020
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                   575,026        986,508         359,695
..  Annuity Payments                                                           (64,759)       (92,250)        (36,021)
..  Receipt (reimbursement) of mortality guarantee adjustments                      95             89           2,073
                                                                         ------------   ------------   -------------
                                                                              510,362        894,347         325,747
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             165,240,679    213,057,697      50,508,767
                                                                         ------------   ------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   229,500,957    288,209,186      75,166,458
                                                                         ------------   ------------   -------------
NET ASSETS AT DECEMBER 31, 2003                                          $348,311,333   $436,956,266   $ 117,109,450
                                                                         ============   ============   =============

                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $    15,221,560
Changes From Operations:
.. Net investment income (loss)                                                  (135,573)
.. Net realized gain (loss) on investments                                        573,515
.. Net change in unrealized appreciation or depreciation on investments           139,154
                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  577,096
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        422,170,613
..  Contract withdrawals                                                     (428,046,203)
                                                                         ---------------
                                                                              (5,875,590)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --
..  Annuity Payments                                                                   --
..  Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                         ---------------
                                                                                      --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 (5,875,590)
                                                                         ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (5,298,494)
                                                                         ---------------
NET ASSETS AT DECEMBER 31, 2002                                                9,923,066
Changes From Operations:
.. Net investment income (loss)                                                  (103,939)
.. Net realized gain (loss) on investments                                      1,471,233
.. Net change in unrealized appreciation or depreciation on investments         1,507,771
                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                2,875,065
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         90,962,512
..  Contract withdrawals                                                      (92,573,070)
                                                                         ---------------
                                                                              (1,610,558)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --
..  Annuity Payments                                                                   --
..  Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                         ---------------
                                                                                      --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 (1,610,558)
                                                                         ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,264,507
                                                                         ---------------
NET ASSETS AT DECEMBER 31, 2003                                          $    11,187,573
                                                                         ===============



                                                                         Delaware
                                                                         VIPT Devon
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $     4,007,232
Changes From Operations:
.. Net investment income (loss)                                                   (12,871)
.. Net realized gain (loss) on investments                                       (433,228)
.. Net change in unrealized appreciation or depreciation on investments          (391,175)
                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 (837,274)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                             43,006
..  Contract withdrawals                                                         (887,613)
                                                                         ---------------
                                                                                (844,607)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                           --
..  Annuity Payments                                                               (1,606)
..  Receipt (reimbursement) of mortality guarantee adjustments                         27
                                                                         ---------------
                                                                                  (1,579)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                   (846,186)
                                                                         ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (1,683,460)
                                                                         ---------------
NET ASSETS AT DECEMBER 31, 2002                                                2,323,772
Changes From Operations:
.. Net investment income (loss)                                                    19,670
.. Net realized gain (loss) on investments                                     (1,517,948)
.. Net change in unrealized appreciation or depreciation on investments         1,553,857
                                                                         ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   55,579
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              6,964
..  Contract withdrawals                                                       (2,370,729)
                                                                         ---------------
                                                                              (2,363,765)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                      (15,131)
..  Annuity Payments                                                                 (455)
..  Receipt (reimbursement) of mortality guarantee adjustments                         --
                                                                         ---------------
                                                                                 (15,586)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 (2,379,351)
                                                                         ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (2,323,772)
                                                                         ---------------
NET ASSETS AT DECEMBER 31, 2003                                          $            --
                                                                         ===============

See accompanying notes.



AIM V.I.                        AIM V.I.       ABVPSF                       ABVPSF                          ABVPSF
International   AIM V.I.        Premier Equity Growth and     ABVPSF Growth Premier Growth ABVPSF Small Cap Technology
Growth Class II Premier Equity  Class II       Income Class B Class B       Class B        Value Class B    Class B
Subaccount      Subaccount      Subaccount     Subaccount     Subaccount    Subaccount     Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
 $      26,611   $ 79,109,595    $    383,052   $ 55,481,868  $  6,661,632   $24,442,488    $     213,573    $18,346,792
        17,970       (681,091)        (23,415)      (590,123)      (82,498)     (313,050)         (23,836)      (188,291)
     3,539,494    (12,678,779)       (126,669)    (1,066,591)   (1,091,563)   (2,894,091)        (119,711)    (5,258,448)
         2,584    (10,441,407)       (739,541)   (15,542,600)     (835,175)   (5,054,002)        (130,664)    (2,130,991)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
     3,560,048    (23,801,277)       (889,625)   (17,199,314)   (2,009,236)   (8,261,143)        (274,211)    (7,577,730)
   514,126,892     10,540,467       5,661,294     43,502,869     1,788,811    10,039,423        5,158,656      3,712,372
  (516,760,608)   (25,213,080)       (799,105)   (20,550,503)   (2,183,225)   (7,695,045)      (1,522,141)    (5,414,597)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
    (2,633,716)   (14,672,613)      4,862,189     22,952,366      (394,414)    2,344,378        3,636,515     (1,702,225)
            --             --              --         17,086            --            --               --         (1,831)
            --         (2,380)             --         (5,691)           --            --               --            (73)
            --             (4)             --             (9)           --            --               --             --
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
            --         (2,384)             --         11,386            --            --               --         (1,904)
    (2,633,716)   (14,674,997)      4,862,189     22,963,752      (394,414)    2,344,378        3,636,515     (1,704,129)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       926,332    (38,476,274)      3,972,564      5,764,438    (2,403,650)   (5,916,765)       3,362,304     (9,281,859)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       952,943     40,633,321       4,355,616     61,246,306     4,257,982    18,525,723        3,575,877      9,064,933
       (52,843)      (460,026)        (78,319)      (583,486)      (23,476)     (349,516)         (86,574)      (183,380)
     1,074,837     (5,379,763)        (47,914)    (1,206,140)   (2,846,069)   (1,243,558)         149,178     (1,964,206)
       386,583     14,132,954       1,440,338     23,238,414     3,170,718     6,072,993        2,735,975      6,245,763
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
     1,408,577      8,293,165       1,314,105     21,448,788       301,173     4,479,919        2,798,579      4,098,177
   191,986,153      2,007,210       4,064,879     42,001,529       316,264     9,539,761        9,190,123      6,310,659
  (190,840,952)    (8,904,033)     (1,278,496)   (12,760,656)   (4,875,419)   (4,255,518)      (1,050,110)    (3,254,821)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
     1,145,201     (6,896,823)      2,786,383     29,240,873    (4,559,155)    5,284,243        8,140,013      3,055,838
            --          9,520           9,824         44,358            --            --               --         23,363
            --         (2,105)         (9,784)       (12,097)           --            --               --           (583)
            --              4             (40)           (61)           --            --               --             (7)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
            --          7,419              --         32,200            --            --               --         22,773
     1,145,201     (6,889,404)      2,786,383     29,273,073    (4,559,155)    5,284,243        8,140,013      3,078,611
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
     2,553,778      1,403,761       4,100,488     50,721,861    (4,257,982)    9,764,162       10,938,592      7,176,788
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
 $   3,506,721   $ 42,037,082    $  8,456,104   $111,968,167  $         --   $28,289,885    $  14,514,469    $16,241,721
 =============   ============    ============   ============  ============   ===========    =============    ===========

Delaware        Delaware VIPT
VIPT            Emerging                       Delaware VIPT  Delaware VIPT Delaware VIPT  Delaware VIPT
Emerging        Markets Service Delaware VIPT  High Yield     International Large Cap      Large Cap Value  Delaware VIPT
Markets         Class           High Yield     Service Class  Value Equity  Value          Service Class    REIT
Subaccount      Subaccount      Subaccount     Subaccount     Subaccount    Subaccount     Subaccount       Subaccount
--------------------------------------------------------------------------------------------------------------------------
 $   1,975,663   $    542,506    $  9,070,122   $  5,360,163  $  1,696,649   $14,815,032    $   2,725,871    $ 8,419,985
        26,247         10,515         799,515        541,669        13,736        25,658          (24,919)        60,274
       (77,694)        16,083      (1,820,141)      (479,710)      (52,470)     (283,793)         (66,553)       199,763
         7,081        (31,460)      1,090,474        100,583      (160,255)   (2,575,370)        (853,255)      (393,722)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       (44,366)        (4,862)         69,848        162,542      (198,989)   (2,833,505)        (944,727)      (133,685)
     2,183,369      4,884,240       9,910,495     12,860,233       408,894     2,391,106        4,229,826     15,082,563
    (1,183,750)    (4,846,066)     (6,134,320)    (5,966,745)     (530,118)   (3,558,032)        (820,392)    (5,265,318)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       999,619         38,174       3,776,175      6,893,488      (121,224)   (1,166,926)       3,409,434      9,817,245
        12,145           (886)          5,954           (844)          (55)           --           18,426         10,656
          (315)            --            (894)            --             1        (4,574)          (1,651)        (9,560)
            50             --             140             --            --           294               --           (189)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
        11,880           (886)          5,200           (844)          (54)       (4,280)          16,775            907
     1,011,499         37,288       3,781,375      6,892,644      (121,278)   (1,171,206)       3,426,209      9,818,152
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       967,133         32,426       3,851,223      7,055,186      (320,267)   (4,004,711)       2,481,482      9,684,467
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
     2,942,796        574,932      12,921,345     12,415,349     1,376,382    10,810,321        5,207,353     18,104,452
        66,707         11,068         902,230      1,120,455        15,858        34,657          (10,306)       221,885
       (96,627)       (18,360)         18,020      1,741,587       (22,355)     (207,237)         (52,236)       421,433
       159,317         27,309       3,224,981      4,837,539       605,455     3,450,635        2,031,834      4,795,250
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       129,397         20,017       4,145,231      7,699,581       598,958     3,278,055        1,969,292      5,438,568
       142,693         64,468      18,240,454     90,007,121       457,540     4,235,400        6,295,462      4,758,460
    (3,203,018)      (659,417)    (11,508,344)   (49,692,836)     (266,472)   (1,776,407)        (911,688)    (4,864,601)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
    (3,060,325)      (594,949)      6,732,110     40,314,285       191,068     2,458,993        5,383,774       (106,141)
       (11,657)            --          29,912         52,446            --        15,030              101         39,579
          (211)            --         (31,439)          (894)           --        (5,137)          (1,687)       (15,716)
            --             --             149            (73)           --           580               --             97
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
       (11,868)            --          (1,378)        51,479            --        10,473           (1,586)        23,960
    (3,072,193)      (594,949)      6,730,732     40,365,764       191,068     2,469,466        5,382,188        (82,181)
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
    (2,942,796)      (574,932)     10,875,963     48,065,345       790,026     5,747,521        7,351,480      5,356,387
 -------------   ------------    ------------   ------------  ------------   -----------    -------------    -----------
 $          --   $         --    $ 23,797,308   $ 60,480,694  $  2,166,408   $16,557,842    $  12,558,833    $23,460,839
 =============   ============    ============   ============  ============   ===========    =============    ===========

American
Funds Global
Small
Capitalization
Class 2
Subaccount
--------------

 $ 10,644,958
      (96,204)
   (4,066,333)
    1,424,165
 ------------
   (2,738,372)
   48,252,489
  (43,440,725)
 ------------
    4,811,764
           --
           --
           --
 ------------
           --
    4,811,764
 ------------
    2,073,392
 ------------
   12,718,350
     (198,448)
       99,117
    8,649,243
 ------------
    8,549,912
   27,372,639
  (13,239,204)
 ------------
   14,133,435
       53,776
       (8,343)
          105
 ------------
       45,538
   14,178,973
 ------------
   22,728,885
 ------------
 $ 35,447,235
 ============


Delaware VIPT
REIT Service
Class
Subaccount
--------------
 $  5,572,105
       (8,847)
      150,454
     (387,853)
 ------------
     (246,246)
   21,457,443
   (8,012,203)
 ------------
   13,445,240
       (1,167)
           --
           --
 ------------
       (1,167)
   13,444,073
 ------------
   13,197,827
 ------------
   18,769,932
      115,064
      421,699
    8,493,919
 ------------
    9,030,682
   29,612,598
   (6,326,860)
 ------------
   23,285,738
      119,885
      (15,276)
          569
 ------------
      105,178
   23,390,916
 ------------
   32,421,598
 ------------
 $ 51,191,530
 ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2002 and 2003


                                                                                       Delaware VIPT  Delaware VIPT
                                                                         Delaware VIPT Select Growth  Small Cap
                                                                         Select Growth Service Class  Value
                                                                         Subaccount    Subaccount     Subaccount
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 11,874,368   $ 3,766,093   $ 16,754,911
Changes From Operations:
.. Net investment income (loss)                                               (127,762)      (53,519)      (210,920)
.. Net realized gain (loss) on investments                                  (2,343,738)     (373,864)       179,118
.. Net change in unrealized appreciation or depreciation on investments     (1,495,714)     (955,962)    (2,610,860)
                                                                         ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (3,967,214)   (1,383,345)    (2,642,662)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       1,524,837     1,069,723     17,978,705
..  Contract withdrawals                                                    (2,950,829)     (804,796)   (10,066,680)
                                                                         ------------   -----------   ------------
                                                                           (1,425,992)      264,927      7,912,025
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --          (388)        36,473
..  Annuity Payments                                                                --            --         (1,189)
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --           (146)
                                                                         ------------   -----------   ------------
                                                                                   --          (388)        35,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (1,425,992)      264,539      7,947,163
                                                                         ------------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (5,393,206)   (1,118,806)     5,304,501
                                                                         ------------   -----------   ------------
NET ASSETS AT DECEMBER 31, 2002                                             6,481,162     2,647,287     22,059,412
Changes From Operations:
.. Net investment income (loss)                                                (33,638)      (16,557)      (258,118)
.. Net realized gain (loss) on investments                                  (5,702,169)   (1,501,641)       181,487
.. Net change in unrealized appreciation or depreciation on investments      6,495,999     1,830,446      8,689,763
                                                                         ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               760,192       312,248      8,613,132
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         172,025        83,777      5,471,708
..  Contract withdrawals                                                    (7,413,379)   (3,043,312)    (4,678,711)
                                                                         ------------   -----------   ------------
                                                                           (7,241,354)   (2,959,535)       792,997
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --         38,435
..  Annuity Payments                                                                --            --        (41,025)
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --             62
                                                                         ------------   -----------   ------------
                                                                                   --            --         (2,528)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (7,241,354)   (2,959,535)       790,469
                                                                         ------------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (6,481,162)   (2,647,287)     9,403,601
                                                                         ------------   -----------   ------------
NET ASSETS AT DECEMBER 31, 2003                                          $         --   $        --   $ 31,463,013
                                                                         ============   ===========   ============


                                                                                       Fidelity VIP   Fidelity VIP
                                                                         Fidelity VIP  Growth Service Growth
                                                                         Growth        Class 2        Opportunities
                                                                         Subaccount    Subaccount     Subaccount
--------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 49,855,065   $ 8,375,605   $ 16,455,500
Changes From Operations:
.. Net investment income (loss)                                               (410,817)     (100,429)       (22,500)
.. Net realized gain (loss) on investments                                  (9,113,790)   (1,359,421)    (2,624,455)
.. Net change in unrealized appreciation or depreciation on investments     (4,793,775)   (1,126,576)      (670,443)
                                                                         ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (14,318,382)   (2,586,426)    (3,317,398)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       4,139,754     4,765,847        638,473
..  Contract withdrawals                                                   (14,505,984)   (4,268,532)    (4,558,014)
                                                                         ------------   -----------   ------------
                                                                          (10,366,230)      497,315     (3,919,541)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                   (16,060)       18,837             --
..  Annuity Payments                                                           (22,863)       (1,550)       (35,499)
..  Receipt (reimbursement) of mortality guarantee adjustments                   5,576           (64)         9,870
                                                                         ------------   -----------   ------------
                                                                              (33,347)       17,223        (25,629)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS    (10,399,577)      514,538     (3,945,170)
                                                                         ------------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (24,717,959)   (2,071,888)    (7,262,568)
                                                                         ------------   -----------   ------------
NET ASSETS AT DECEMBER 31, 2002                                            25,137,106     6,303,717      9,192,932
Changes From Operations:
.. Net investment income (loss)                                               (289,301)     (131,214)        29,905
.. Net realized gain (loss) on investments                                  (3,776,972)     (309,483)    (6,461,990)
.. Net change in unrealized appreciation or depreciation on investments     11,032,216     2,811,864      7,015,148
                                                                         ------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             6,965,943     2,371,167        583,063
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       1,979,599     5,161,716        134,831
..  Contract withdrawals                                                    (5,699,651)   (1,692,564)    (9,663,042)
                                                                         ------------   -----------   ------------
                                                                           (3,720,052)    3,469,152     (9,528,211)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --       224,511       (237,600)
..  Annuity Payments                                                           (20,026)      (21,469)       (10,184)
..  Receipt (reimbursement) of mortality guarantee adjustments                   6,285          (221)            --
                                                                         ------------   -----------   ------------
                                                                              (13,741)      202,821       (247,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (3,733,793)    3,671,973     (9,775,995)
                                                                         ------------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     3,232,150     6,043,140     (9,192,932)
                                                                         ------------   -----------   ------------
NET ASSETS AT DECEMBER 31, 2003                                          $ 28,369,256   $12,346,857   $         --
                                                                         ============   ===========   ============

                                                                         Delaware VIPT
                                                                         Small Cap
                                                                         Value Service
                                                                         Class
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                              $ 8,000,427
Changes From Operations:
.. Net investment income (loss)                                                (225,590)
.. Net realized gain (loss) on investments                                       (3,040)
.. Net change in unrealized appreciation or depreciation on investments      (1,989,051)
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (2,217,681)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       24,666,185
..  Contract withdrawals                                                     (5,949,514)
                                                                           -----------
                                                                            18,716,671
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                     (1,233)
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                           -----------
                                                                                (1,233)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      18,715,438
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     16,497,757
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2002                                             24,498,184
Changes From Operations:
.. Net investment income (loss)                                                (556,520)
.. Net realized gain (loss) on investments                                      181,350
.. Net change in unrealized appreciation or depreciation on investments      14,177,398
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             13,802,228
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       31,950,414
..  Contract withdrawals                                                     (6,935,048)
                                                                           -----------
                                                                            25,015,366
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                    378,801
..  Annuity Payments                                                            (38,929)
..  Receipt (reimbursement) of mortality guarantee adjustments                     (513)
                                                                           -----------
                                                                               339,359
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      25,354,725
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     39,156,953
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2003                                            $63,655,137
                                                                           ===========

                                                                         Fidelity VIP
                                                                         Growth
                                                                         Opportunities
                                                                         Service Class 2
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                              $   661,919
Changes From Operations:
.. Net investment income (loss)                                                  (4,582)
.. Net realized gain (loss) on investments                                      (67,476)
.. Net change in unrealized appreciation or depreciation on investments         (88,711)
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (160,769)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          118,422
..  Contract withdrawals                                                       (148,435)
                                                                           -----------
                                                                               (30,013)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                       (567)
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                           -----------
                                                                                  (567)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         (30,580)
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (191,349)
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2002                                                470,570
Changes From Operations:
.. Net investment income (loss)                                                    (486)
.. Net realized gain (loss) on investments                                     (148,968)
.. Net change in unrealized appreciation or depreciation on investments         180,111
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 30,657
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                           28,113
..  Contract withdrawals                                                       (529,340)
                                                                           -----------
                                                                              (501,227)
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                           -----------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS        (501,227)
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (470,570)
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2003                                            $        --
                                                                           ===========

See accompanying notes.

             Delaware VIPT
Delaware     Social                          Delaware VIPT      Delaware VIPT      Dreyfus           Fidelity VIP
VIPT Social  Awareness        Delaware VIPT  Trend Service      U.S. Growth        Developing        Contrafund
Awareness    Service Class    Trend          Class              Service Class      Leaders           Service Class 2
Subaccount   Subaccount       Subaccount     Subaccount         Subaccount         Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------------------
$ 6,007,037   $     853,315    $ 50,151,476     $ 12,884,782      $      18,849      $   3,936,865     $   283,522
    (50,815)        (10,770)       (562,016)        (257,567)            (5,922)           (43,337)        (22,959)
   (549,642)        (43,801)     (5,584,849)        (606,325)           (18,649)          (682,276)        (34,295)
   (812,000)       (160,289)     (4,250,969)      (2,628,789)          (124,969)           (12,368)       (160,314)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (1,412,457)       (214,860)    (10,397,834)      (3,492,681)          (149,540)          (737,981)       (217,568)
    965,979         111,371       6,970,062       14,440,737            813,201            559,882       4,692,783
 (1,416,661)       (135,201)    (14,530,122)      (3,219,682)           (79,774)        (1,204,598)       (568,761)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
   (450,682)        (23,830)     (7,560,060)      11,221,055            733,427           (644,716)      4,124,022
         --            (610)             --             (517)                --             17,889             (63)
         --              --         (10,028)              --                 --               (534)             63
         --              --           2,586               --                 --               (189)             --
-----------   -------------    ------------     ------------      -------------      -------------     -----------
         --            (610)         (7,442)            (517)                --             17,166              --
   (450,682)        (24,440)     (7,567,502)      11,220,538            733,427           (627,550)      4,124,022
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (1,863,139)       (239,300)    (17,965,336)       7,727,857            583,887         (1,365,531)      3,906,454
-----------   -------------    ------------     ------------      -------------      -------------     -----------
  4,143,898         614,015      32,186,140       20,612,639            602,736          2,571,334       4,189,976
      9,270            (201)       (481,861)        (502,738)           (38,397)           (12,683)       (182,302)
 (1,846,519)       (220,610)     (2,145,300)        (338,096)             2,110         (1,674,360)         47,424
  2,049,893         252,210      12,514,784        9,884,296            584,112          1,745,937       3,666,899
-----------   -------------    ------------     ------------      -------------      -------------     -----------
    212,644          31,399       9,887,623        9,043,462            547,825             58,894       3,532,021
     88,805          16,615       4,223,456       25,318,426          7,919,639             46,654      22,719,885
 (4,445,347)       (662,029)     (6,872,785)      (4,564,702)          (381,803)        (2,663,349)     (1,759,044)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (4,356,542)       (645,414)     (2,649,329)      20,753,724          7,537,836         (2,616,695)     20,960,841
         --              --          16,625          374,596                 --            (13,183)         20,975
         --              --         (26,621)         (33,070)                --               (350)         (5,702)
         --              --           2,999             (498)                --                 --             (11)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
         --              --          (6,997)         341,028                 --            (13,533)         15,262
 (4,356,542)       (645,414)     (2,656,326)      21,094,752          7,537,836         (2,630,228)     20,976,103
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (4,143,898)       (614,015)      7,231,297       30,138,214          8,085,661         (2,571,334)     24,508,124
-----------   -------------    ------------     ------------      -------------      -------------     -----------
$        --   $          --    $ 39,417,437     $ 50,750,853      $   8,688,397      $          --     $28,698,100
===========   =============    ============     ============      =============      =============     ===========


             Fidelity VIP     FTVIPT         FTVIPT Franklin    FTVIPT Templeton   FTVIPT Templeton  Janus Aspen
Fidelity VIP Overseas Service Franklin Small Mutual Shares      Foreign Securities Growth Securities Series Balanced
Overseas     Class 2          Cap Class 2    Securities Class 2 Class 2            Class 2           Service Shares
Subaccount   Subaccount       Subaccount     Subaccount         Subaccount         Subaccount        Subaccount
---------------------------------------------------------------------------------------------------------------------
$ 8,111,651   $   3,117,723    $ 17,329,816     $ 24,081,082      $   6,187,698      $   5,372,301     $   246,189
    (38,414)        (80,550)       (212,883)        (160,479)            68,605             73,459          66,448
 (2,234,960)      2,498,596      (1,173,841)         (18,652)           219,531         (1,431,573)        (14,697)
    732,460        (107,589)     (4,743,948)      (4,031,894)          (179,766)           (89,195)       (313,766)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (1,540,914)      2,310,457      (6,130,672)      (4,211,025)           108,370         (1,447,309)       (262,015)
  3,671,737     374,640,686       9,936,746       16,199,451        225,684,555         30,070,761       9,085,844
 (5,065,605)   (376,814,494)     (4,109,200)      (9,160,086)      (225,752,501)       (24,678,051)       (420,319)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (1,393,868)     (2,173,808)      5,827,546        7,039,365            (67,946)         5,392,710       8,665,525
         --            (535)          6,371          (17,862)                --                 --              --
    (23,860)             --            (265)          (2,371)                --                 --              --
      6,890              --              --               (3)                --                 --              --
-----------   -------------    ------------     ------------      -------------      -------------     -----------
    (16,970)           (535)          6,106          (20,236)                --                 --              --
 (1,410,838)     (2,174,343)      5,833,652        7,019,129            (67,946)         5,392,710       8,665,525
-----------   -------------    ------------     ------------      -------------      -------------     -----------
 (2,951,752)        136,114        (297,020)       2,808,104             40,424          3,945,401       8,403,510
-----------   -------------    ------------     ------------      -------------      -------------     -----------
  5,159,899       3,253,837      17,032,796       26,889,186          6,228,122          9,317,702       8,649,699
    (29,753)       (105,016)       (338,866)        (151,117)           (36,699)           (10,718)        104,876
   (649,296)      2,823,948        (917,912)      (2,951,155)           222,155            114,396          21,303
  2,637,456       1,509,125       8,105,061        4,381,678             39,681          4,201,890       1,975,290
-----------   -------------    ------------     ------------      -------------      -------------     -----------
  1,958,407       4,228,057       6,848,283        1,279,406            225,137          4,305,568       2,101,469
  1,482,249     187,690,109      11,690,074        1,472,399         19,816,046         14,878,620      16,631,925
 (1,434,364)   (181,459,823)     (4,196,559)     (29,622,815)       (26,269,305)        (5,240,499)     (2,042,577)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
     47,885       6,230,286       7,493,515      (28,150,416)        (6,453,259)         9,638,121      14,589,348
         --              --          39,728          (17,615)                --             78,275          76,641
    (22,162)             --         (18,475)            (561)                --             (7,089)         (3,906)
      7,957              --            (856)              --                 --                  9             (17)
-----------   -------------    ------------     ------------      -------------      -------------     -----------
    (14,205)             --          20,397          (18,176)                --             71,195          72,718
     33,680       6,230,286       7,513,912      (28,168,592)        (6,453,259)         9,709,316      14,662,066
-----------   -------------    ------------     ------------      -------------      -------------     -----------
  1,992,087      10,458,343      14,362,195      (26,889,186)        (6,228,122)        14,014,884      16,763,535
-----------   -------------    ------------     ------------      -------------      -------------     -----------
$ 7,151,986   $  13,712,180    $ 31,394,991     $         --      $          --      $  23,332,586     $25,413,234
===========   =============    ============     ============      =============      =============     ===========

               Fidelity VIP
Fidelity VIP   Equity-Income
Equity-Income  Service Class 2
Subaccount     Subaccount
---------------------------------
$  33,295,221     $  5,490,108
       91,105          (46,483)
     (673,298)        (118,123)
   (5,811,970)      (1,623,512)
-------------     ------------
   (6,394,163)      (1,788,118)
    8,497,848       10,276,624
   (7,714,909)      (1,954,906)
-------------     ------------
      782,939        8,321,718
       56,142             (848)
      (13,872)              --
          273               --
-------------     ------------
       42,543             (848)
      825,482        8,320,870
-------------     ------------
   (5,568,681)       6,532,752
-------------     ------------
   27,726,540       12,022,860
      126,006          (80,292)
     (781,496)        (136,118)
    8,078,808        5,924,506
-------------     ------------
    7,423,318        5,708,096
    2,489,477       19,651,744
   (4,942,196)      (2,775,439)
-------------     ------------
   (2,452,719)      16,876,305
       70,802           97,538
      (84,811)          (4,029)
          421              (34)
-------------     ------------
      (13,588)          93,475
   (2,466,307)      16,969,780
-------------     ------------
    4,957,011       22,677,876
-------------     ------------
$  32,683,551     $ 34,700,736
=============     ============

Janus Aspen    Janus Aspen Series
Series Mid Cap Worldwide
Growth Service Growth
Shares         Service Shares
Subaccount     Subaccount
---------------------------------
$      55,109     $     78,994
       (4,969)          (8,958)
       (9,538)        (127,920)
      (72,586)         (71,326)
-------------     ------------
      (87,093)        (208,204)
      559,568       22,682,101
      (51,719)     (20,512,797)
-------------     ------------
      507,849        2,169,304
           --               --
           --               --
           --               --
-------------     ------------
           --               --
      507,849        2,169,304
-------------     ------------
      420,756        1,961,100
-------------     ------------
      475,865        2,040,094
      (20,752)         (21,712)
       13,515          121,834
      366,596          675,583
-------------     ------------
      359,359          775,705
    2,596,407        5,535,034
     (377,067)      (4,056,429)
-------------     ------------
    2,219,340        1,478,605
           --          195,535
           --          (17,350)
           --             (243)
-------------     ------------
           --          177,942
    2,219,340        1,656,547
-------------     ------------
    2,578,699        2,432,252
-------------     ------------
$   3,054,564     $  4,472,346
=============     ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2002 and 2003


                                                                         Liberty VIT                 Lincoln VIPT
                                                                         Growth &      Liberty VIT   Aggressive
                                                                         Income        Newport Tiger Growth
                                                                         Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $ 5,700,557  $  5,759,764   $   20,093
Changes From Operations:
.. Net investment income (loss)                                                (20,855)      (20,616)      (1,117)
.. Net realized gain (loss) on investments                                    (754,958)   (1,187,680)      (2,643)
.. Net change in unrealized appreciation or depreciation on investments       (416,592)      640,819      (14,098)
                                                                          -----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (1,192,405)     (567,477)     (17,858)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                         259,716    33,194,534      156,079
..  Contract withdrawals                                                    (1,756,241)  (34,533,850)     (27,981)
                                                                          -----------  ------------   ----------
                                                                           (1,496,525)   (1,339,316)     128,098
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --           --
..  Annuity Payments                                                                --        (8,018)          --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --         2,414           --
                                                                          -----------  ------------   ----------
                                                                                   --        (5,604)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (1,496,525)   (1,344,920)     128,098
                                                                          -----------  ------------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (2,688,930)   (1,912,397)     110,240
                                                                          -----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2002                                             3,011,627     3,847,367      130,333
Changes From Operations:
.. Net investment income (loss)                                                (14,986)      (18,892)      (5,420)
.. Net realized gain (loss) on investments                                  (1,621,708)     (228,739)        (590)
.. Net change in unrealized appreciation or depreciation on investments      1,621,555        98,481       75,217
                                                                          -----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (15,139)     (149,150)      69,207
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          11,599     2,815,296      912,867
..  Contract withdrawals                                                    (3,008,087)   (6,465,578)     (94,861)
                                                                          -----------  ------------   ----------
                                                                           (2,996,488)   (3,650,282)     818,006
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --       (45,703)          --
..  Annuity Payments                                                                --        (2,232)          --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --           --
                                                                          -----------  ------------   ----------
                                                                                   --       (47,935)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (2,996,488)   (3,698,217)     818,006
                                                                          -----------  ------------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (3,011,627)   (3,847,367)     887,213
                                                                          -----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2003                                           $        --  $         --   $1,017,546
                                                                          ===========  ============   ==========

                                                                                                     Lincoln VIPT
                                                                         Lincoln VIPT  Lincoln VIPT  Social
                                                                         Money Market  Social        Awareness
                                                                         Service Class Awareness     Service Class
                                                                         Subaccount    Subaccount    Subaccount
-------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $        --  $     23,071   $       --
Changes From Operations:
.. Net investment income (loss)                                                     --            39           --
.. Net realized gain (loss) on investments                                          --       (25,208)          --
.. Net change in unrealized appreciation or depreciation on investments             --       (27,882)          --
                                                                          -----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    --       (53,051)          --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                              --       847,797           --
..  Contract withdrawals                                                            --      (404,941)          --
                                                                          -----------  ------------   ----------
                                                                                   --       442,856           --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --           --
..  Annuity Payments                                                                --            --           --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --           --
                                                                          -----------  ------------   ----------
                                                                                   --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS             --       442,856           --
                                                                          -----------  ------------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            --       389,805           --
                                                                          -----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2002                                                    --       412,876           --
Changes From Operations:
.. Net investment income (loss)                                                (30,312)       (2,854)       4,942
.. Net realized gain (loss) on investments                                          --        40,802          536
.. Net change in unrealized appreciation or depreciation on investments             --     1,497,400      398,272
                                                                          -----------  ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (30,312)    1,535,348      403,750
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      18,769,535     9,739,143    6,752,996
..  Contract withdrawals                                                    (8,118,209)     (973,373)    (207,461)
                                                                          -----------  ------------   ----------
                                                                           10,651,326     8,765,770    6,545,535
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --           --
..  Annuity Payments                                                                --            --           --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --           --
                                                                          -----------  ------------   ----------
                                                                                   --            --           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     10,651,326     8,765,770    6,545,535
                                                                          -----------  ------------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,621,014    10,301,118    6,949,285
                                                                          -----------  ------------   ----------
NET ASSETS AT DECEMBER 31, 2003                                           $10,621,014  $ 10,713,994   $6,949,285
                                                                          ===========  ============   ==========

                                                                         Lincoln VIPT
                                                                         Aggressive
                                                                         Growth
                                                                         Service Class
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $         --
Changes From Operations:
.. Net investment income (loss)                                                      --
.. Net realized gain (loss) on investments                                           --
.. Net change in unrealized appreciation or depreciation on investments              --
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                               --
..  Contract withdrawals                                                             --
                                                                          ------------
                                                                                    --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS              --
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2002                                                     --
Changes From Operations:
.. Net investment income (loss)                                                  (1,560)
.. Net realized gain (loss) on investments                                         (916)
.. Net change in unrealized appreciation or depreciation on investments          23,591
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 21,115
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                          422,640
..  Contract withdrawals                                                        (34,859)
                                                                          ------------
                                                                               387,781
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS         387,781
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        408,896
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2003                                           $    408,896
                                                                          ============


                                                                         MFS VIT Capital
                                                                         Opportunities
                                                                         Service Class
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                             $     99,914
Changes From Operations:
.. Net investment income (loss)                                                  (9,156)
.. Net realized gain (loss) on investments                                      (74,800)
.. Net change in unrealized appreciation or depreciation on investments        (151,162)
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               (235,118)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        1,406,790
..  Contract withdrawals                                                       (248,292)
                                                                          ------------
                                                                             1,158,498
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       1,158,498
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        923,380
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2002                                              1,023,294
Changes From Operations:
.. Net investment income (loss)                                                 (30,370)
.. Net realized gain (loss) on investments                                       (8,366)
.. Net change in unrealized appreciation or depreciation on investments         483,310
                                                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                444,574
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                        2,000,624
..  Contract withdrawals                                                       (165,351)
                                                                          ------------
                                                                             1,835,273
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                         --
..  Annuity Payments                                                                 --
..  Receipt (reimbursement) of mortality guarantee adjustments                       --
                                                                          ------------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS       1,835,273
                                                                          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      2,279,847
                                                                          ------------
NET ASSETS AT DECEMBER 31, 2003                                           $  3,303,141
                                                                          ============

See accompanying notes.

                                          Lincoln VIPT                Lincoln VIPT
               Lincoln VIPT  Lincoln VIPT Capital       Lincoln VIPT  Global Asset                 Lincoln VIPT
Lincoln VIPT   Bond Service  Capital      Appreciation  Global Asset  Allocation    Lincoln VIPT   International Lincoln VIPT
Bond           Class         Appreciation Service Class Allocation    Service Class International  Service Class Money Market
Subaccount     Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount     Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$  92,522,039  $         --  $    23,927   $        --  $     17,793   $        --  $      21,649  $         --  $   130,195,821
    6,712,906            --       (3,337)           --           748            --         (2,077)           --         (312,523)
      493,765            --       (6,843)           --        (1,209)           --        750,572            --               --
    6,039,414            --      (64,145)           --       (14,928)           --        (11,591)           --               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   13,246,085            --      (74,325)           --       (15,389)           --        736,904            --         (312,523)
  174,860,106            --      464,710            --       473,455            --    177,664,319            --    2,357,532,074
  (63,822,372)           --      (43,536)           --       (50,423)           --   (177,142,468)           --   (2,282,323,931)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
  111,037,734            --      421,174            --       423,032            --        521,851            --       75,208,143
       62,987            --           --            --            --            --          7,121            --               --
       (4,003)           --           --            --            --            --           (321)           --               --
          (93)           --           --            --            --            --             --            --               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
       58,891            --           --            --            --            --          6,800            --               --
  111,096,625            --      421,174            --       423,032            --        528,651            --       75,208,143
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
  124,342,710            --      346,849            --       407,643            --      1,265,555            --       74,895,620
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
  216,864,749            --      370,776            --       425,436            --      1,287,204            --      205,091,441
    8,084,151       720,057      (18,717)       (1,367)       26,051         1,408         52,734        59,421       (1,359,351)
    5,027,407        (3,355)      (1,938)          342         3,104         2,216        761,916           797               --
    1,122,078       (98,650)     340,410        31,730       281,243        22,334      1,220,119       884,117               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   14,233,636       618,052      319,755        30,705       310,398        25,958      2,034,769       944,335       (1,359,351)
  191,892,727    42,135,746    1,222,058       308,344     2,407,493     1,090,160     81,976,608     9,671,222      806,698,279
 (120,478,209)   (2,634,354)    (166,700)       (7,013)      (71,806)     (538,542)   (74,988,463)     (317,355)    (895,137,142)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   71,414,518    39,501,392    1,055,358       301,331     2,335,687       551,618      6,988,145     9,353,867      (88,438,863)
      278,892            --           --            --        59,501            --             --            --            5,457
      (24,529)           --           --            --          (649)           --           (842)           --           (5,239)
          326            --           --            --           (12)           --             (7)           --               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
      254,689            --           --            --        58,840            --           (849)           --              218
   71,669,207    39,501,392    1,055,358       301,331     2,394,527       551,618      6,987,296     9,353,867      (88,438,645)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   85,902,843    40,119,444    1,375,113       332,036     2,704,925       577,576      9,022,065    10,298,202      (89,797,996)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
$ 302,767,592  $ 40,119,444  $ 1,745,889   $   332,036  $  3,130,361   $   577,576  $  10,309,269  $ 10,298,202  $   115,293,445
=============  ============  ===========   ===========  ============   ===========  =============  ============  ===============

               MFS VIT
MFS VIT        Emerging                   MFS VIT                     MFS VIT Total                MFS VIT
Emerging       Growth        MFS VIT      Research      MFS VIT Total Return        MFS VIT        Utilities     NB AMT
Growth         Service Class Research     Service Class Return        Service Class Utilities      Service Class Mid-Cap Growth
Subaccount     Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount     Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------------------
$  23,364,627  $  4,481,378  $13,893,672   $ 5,521,674  $ 42,716,397   $15,578,065  $  38,640,726  $ 10,374,833  $       105,769
     (220,983)      (59,449)    (119,021)      (66,296)      114,247       (61,094)       389,460        76,910          (33,860)
   (7,675,552)   (3,274,973)  (2,266,883)     (866,086)      299,425        49,229     (7,720,462)   (2,233,717)         (25,749)
      479,268     1,777,781     (904,877)     (471,300)   (3,589,517)   (1,862,228)    (1,795,369)     (369,805)        (455,094)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   (7,417,267)   (1,556,641)  (3,290,781)   (1,403,682)   (3,175,845)   (1,874,093)    (9,126,371)   (2,526,612)        (514,703)
    1,232,197    22,580,807    1,511,828       442,010    19,333,755    29,773,414      4,875,966     5,940,009        5,890,434
   (7,135,586)  (22,476,763)  (4,143,119)   (1,491,098)  (11,838,897)   (5,180,553)   (12,540,122)   (5,169,885)        (233,059)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   (5,903,389)      104,044   (2,631,291)   (1,049,088)    7,494,858    24,592,861     (7,664,156)      770,124        5,657,375
           --          (358)          --          (518)           --        (1,037)            --          (563)              --
       (4,773)           --       (2,180)           --        (2,465)           --         (3,108)           --               --
        1,341            --           (4)           --            (4)           --            306            --               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
       (3,432)         (358)      (2,184)         (518)       (2,469)       (1,037)        (2,802)         (563)              --
   (5,906,821)      103,686   (2,633,475)   (1,049,606)    7,492,389    24,591,824     (7,666,958)      769,561        5,657,375
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
  (13,324,088)   (1,452,955)  (5,924,256)   (2,453,288)    4,316,544    22,717,731    (16,793,329)   (1,757,051)       5,142,672
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   10,040,539     3,028,423    7,969,416     3,068,386    47,032,941    38,295,796     21,847,397     8,617,782        5,248,441
     (147,463)      (65,562)      13,200        (5,769)      168,253      (127,521)       217,100           702         (165,720)
   (2,155,460)      229,968   (5,795,788)   (2,027,723)     (103,604)      (34,001)    (1,916,110)     (332,616)          22,594
    4,903,237       783,492    6,079,696     2,073,658     6,549,246     8,875,136      8,692,944     4,545,393        2,614,504
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
    2,600,314       947,898      297,108        40,166     6,613,895     8,713,614      6,993,934     4,213,479        2,471,378
      749,512     5,390,014      222,538        51,218     6,686,520    52,366,520      2,300,719    13,165,471       12,373,909
   (2,037,051)   (3,414,618)  (8,468,387)   (3,159,770)  (10,151,172)   (7,972,844)    (4,288,147)   (2,877,204)        (985,215)
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
   (1,287,539)    1,975,396   (8,245,849)   (3,108,552)   (3,464,652)   44,393,676     (1,987,428)   10,288,267       11,388,694
          371        15,885      (20,070)           --        37,783        59,316             --          (280)            (107)
       (4,685)           --         (605)           --        (5,921)       (5,653)        (2,951)         (108)             (54)
        1,490            (5)          --            --           (79)            6            390            --               --
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
       (2,824)       15,880      (20,675)           --        31,783        53,669         (2,561)         (388)            (161)
   (1,290,363)    1,991,276   (8,266,524)   (3,108,552)   (3,432,869)   44,447,345     (1,989,989)   10,287,879       11,388,533
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
    1,309,951     2,939,174   (7,969,416)   (3,068,386)    3,181,026    53,160,959      5,003,945    14,501,358       13,859,911
-------------  ------------  -----------   -----------  ------------   -----------  -------------  ------------  ---------------
$  11,350,490  $  5,967,597  $        --   $        --  $ 50,213,967   $91,456,755  $  26,851,342  $ 23,119,140  $    19,108,352
=============  ============  ===========   ===========  ============   ===========  =============  ============  ===============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2002 and 2003

                                                                                                                  Putnam VT
                                                                                       OCC           OCC          Growth &
                                                                         NB AMT        Accumulation  Accumulation Income Class
                                                                         Regency       Global Equity Managed      IB
                                                                         Subaccount    Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $     93,037  $  3,747,193  $ 5,910,641   $    68,017
Changes From Operations:
.. Net investment income (loss)                                                (12,663)      (26,225)      32,145        (2,200)
.. Net realized gain (loss) on investments                                      (9,232)     (388,603)    (198,643)      (57,196)
.. Net change in unrealized appreciation or depreciation on investments        (87,167)     (235,232)    (813,592)     (109,921)
                                                                         ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              (109,062)     (650,060)    (980,090)     (169,317)
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                       2,237,613       176,972      264,181     2,063,341
..  Contract withdrawals                                                      (170,966)     (914,917)  (1,191,707)     (328,747)
                                                                         ------------  ------------  -----------   -----------
                                                                            2,066,647      (737,945)    (927,526)    1,734,594
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --           --            --
..  Annuity Payments                                                                --            --       (3,516)           --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --          343            --
                                                                         ------------  ------------  -----------   -----------
                                                                                   --            --       (3,173)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS      2,066,647      (737,945)    (930,699)    1,734,594
                                                                         ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,957,585    (1,388,005)  (1,910,789)    1,565,277
                                                                         ------------  ------------  -----------   -----------
NET ASSETS AT DECEMBER 31, 2002                                             2,050,622     2,359,188    3,999,852     1,633,294
Changes From Operations:
.. Net investment income (loss)                                                (89,109)        4,692       53,512       (14,709)
.. Net realized gain (loss) on investments                                      20,133    (1,104,697)    (959,428)       19,008
.. Net change in unrealized appreciation or depreciation on investments      2,062,588     1,157,678    1,038,367       977,469
                                                                         ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             1,993,612        57,673      132,451       981,768
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      11,677,783        32,367       18,886     4,339,079
..  Contract withdrawals                                                      (703,560)   (2,449,228)  (4,124,121)     (606,911)
                                                                         ------------  ------------  -----------   -----------
                                                                           10,974,223    (2,416,861)  (4,105,235)    3,732,168
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                        --            --      (25,568)           --
..  Annuity Payments                                                                --            --       (1,500)           --
..  Receipt (reimbursement) of mortality guarantee adjustments                      --            --           --            --
                                                                         ------------  ------------  -----------   -----------
                                                                                   --            --      (27,068)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     10,974,223    (2,416,861)  (4,132,303)    3,732,168
                                                                         ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    12,967,835    (2,359,188)  (3,999,852)    4,713,936
                                                                         ------------  ------------  -----------   -----------
NET ASSETS AT DECEMBER 31, 2003                                          $ 15,018,457  $         --  $        --   $ 6,347,230
                                                                         ============  ============  ===========   ===========

                                                                                       Scudder VIT                Scudder VIT
                                                                         Scudder VIT   Equity 500    Scudder VIT  Small Cap
                                                                         Equity 500    Index         Small Cap    Index
                                                                         Index         Service Class Index        Service Class
                                                                         Subaccount    Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                                            $ 66,538,304  $         --  $    95,423   $        --
Changes From Operations:
.. Net investment income (loss)                                               (261,924)           --         (386)           --
.. Net realized gain (loss) on investments                                  (7,421,944)           --      (41,792)           --
.. Net change in unrealized appreciation or depreciation on investments     (8,242,094)           --     (133,037)           --
                                                                         ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS           (15,925,962)           --     (175,215)           --
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      30,076,661            --    1,680,067            --
..  Contract withdrawals                                                   (31,861,591)           --     (371,418)           --
                                                                         ------------  ------------  -----------   -----------
                                                                           (1,784,930)           --    1,308,649            --
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                    19,746            --           --            --
..  Annuity Payments                                                            (6,593)           --           --            --
..  Receipt (reimbursement) of mortality guarantee adjustments                      (5)           --           --            --
                                                                         ------------  ------------  -----------   -----------
                                                                               13,148            --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     (1,771,782)           --    1,308,649            --
                                                                         ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (17,697,744)           --    1,133,434            --
                                                                         ------------  ------------  -----------   -----------
NET ASSETS AT DECEMBER 31, 2002                                            48,840,560            --    1,228,857            --
Changes From Operations:
.. Net investment income (loss)                                               (262,658)      (10,788)     (71,843)       (8,721)
.. Net realized gain (loss) on investments                                  (1,866,124)        1,877      147,741           115
.. Net change in unrealized appreciation or depreciation on investments     17,785,984       248,773    2,433,743       179,778
                                                                         ------------  ------------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            15,657,202       239,862    2,509,641       171,172
Changes From Unit Transactions:
 Accumulation Units:
..  Contract purchases                                                      31,218,814     3,532,562    9,575,448     2,574,205
..  Contract withdrawals                                                   (14,622,532)     (162,674)  (1,652,665)      (20,639)
                                                                         ------------  ------------  -----------   -----------
                                                                           16,596,282     3,369,888    7,922,783     2,553,566
 Annuity Reserves:
..  Transfer from accumulation units and between subaccounts                   283,876            --       27,144            --
..  Annuity Payments                                                           (35,062)           --       (2,631)           --
..  Receipt (reimbursement) of mortality guarantee adjustments                  10,594            --           28            --
                                                                         ------------  ------------  -----------   -----------
                                                                              259,408            --       24,541            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS     16,855,690     3,369,888    7,947,324     2,553,566
                                                                         ------------  ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    32,512,892     3,609,750   10,456,965     2,724,738
                                                                         ------------  ------------  -----------   -----------
NET ASSETS AT DECEMBER 31, 2003                                          $ 81,353,452  $  3,609,750  $11,685,822   $ 2,724,738
                                                                         ============  ============  ===========   ===========

See accompanying notes.

       Putnam VT                                            Scudder VIT
       Health      Scudder SVS   Scudder SVS  Scudder VIT   EAFE Equity
       Sciences    Government    Small Cap    EAFE Equity   Index Service
       Class IB    Securities    Growth       Index         Class
       Subaccount  Subaccount    Subaccount   Subaccount    Subaccount
       ------------------------------------------------------------------
       $  107,595  $ 18,469,034  $ 3,367,112  $     21,550   $        --
          (14,227)      377,110      (31,589)        2,325            --
          (24,043)      212,408   (1,139,587)        4,404            --
         (150,007)      592,271      137,833        (9,383)           --
       ----------  ------------  -----------  ------------   -----------
         (188,277)    1,181,789   (1,033,343)       (2,654)           --
        2,319,956     4,737,210      115,594    18,604,291            --
         (332,987)   (4,233,924)    (845,767)  (17,814,660)           --
       ----------  ------------  -----------  ------------   -----------
        1,986,969       503,286     (730,173)      789,631            --
               --           (63)          --            --            --
               --             1           --            --            --
               --            --           --            --            --
       ----------  ------------  -----------  ------------   -----------
               --           (62)          --            --            --
        1,986,969       503,224     (730,173)      789,631            --
       ----------  ------------  -----------  ------------   -----------
        1,798,692     1,685,013   (1,763,516)      786,977            --
       ----------  ------------  -----------  ------------   -----------
        1,906,287    20,154,047    1,603,596       808,527            --
          (40,822)      442,834       (8,257)       19,916        (2,427)
           12,322     1,264,833   (2,588,992)       96,135         7,113
          587,335    (1,592,291)   2,694,832       224,652        70,503
       ----------  ------------  -----------  ------------   -----------
          558,835       115,376       97,583       340,703        75,189
        3,537,762       645,562       43,109    14,218,577     1,048,367
         (830,965)  (20,914,985)  (1,744,288)  (13,483,651)     (387,290)
       ----------  ------------  -----------  ------------   -----------
        2,706,797   (20,269,423)  (1,701,179)      734,926       661,077
               --            --           --            --            --
               --            --           --            --            --
               --            --           --            --            --
       ----------  ------------  -----------  ------------   -----------
               --            --           --            --            --
        2,706,797   (20,269,423)  (1,701,179)      734,926       661,077
       ----------  ------------  -----------  ------------   -----------
        3,265,632   (20,154,047)  (1,603,596)    1,075,629       736,266
       ----------  ------------  -----------  ------------   -----------
       $5,171,919  $         --  $        --  $  1,884,156   $   736,266
       ==========  ============  ===========  ============   ===========

Lincoln Life Variable Annuity Account N

Notes to financial statements

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of eleven products. The available contracts are as follows:

..  Lincoln Choice Plus
..  Lincoln Choice Plus Access
..  Lincoln Choice Plus Bonus
..  Lincoln Choice Plus II
..  Lincoln Choice Plus II Access
..  Lincoln Choice Plus II Bonus
..  Lincoln Choice Plus II L-Share
..  Lincoln Choice Plus Assurance
..  Lincoln Choice Plus Assurance Access
..  Lincoln Choice Plus Assurance Bonus
..  Lincoln Choice Plus Assurance L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of sixty nine mutual funds (the Funds) of twelve diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Growth Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Growth Fund
  AIM V.I. International Growth Class II Fund
  AIM V.I. Premier Equity Fund
  AIM V.I. Premier Equity Class II Fund

AllianceBernstein Variable Products Series Fund (ABVPSF):
  ABVPSF Growth and Income Class B Fund
  ABVPSF Premier Growth Class B Fund
  ABVPSF Small Cap Value Class B Fund
  ABVPSF Technology Class B Fund

American Funds Insurance Series (American Funds):
  American Funds Global Small Cap Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT High Yield Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT International Equity Series
  Delaware VIPT Large Cap Value Series
  Delaware VIPT Large Cap Value Service Class Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Series
  Delaware VIPT Small Cap Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT U.S. Growth Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP ContraService Class Fund 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Service Class 2 Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small Cap Class 2 Fund
  FTVIPT Templeton Growth Securities Class 2 Fund

Janus Aspen Series:
  Janus Aspen Series Balanced Service Shares Portfolio
  Janus Aspen Series Mid Cap Growth Service Shares Portfolio
  Janus Aspen Series Worldwide Growth Service Shares Portfolio

Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Bond Fund
  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Service Class Series
  MFS VIT Emerging Growth Series
  MFS VIT Emerging Growth Service Class Series

Lincoln Life Variable Annuity Account N

  MFS VIT Total Return Series
  MFS VIT Total Return Service Class Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Scudder VIT Funds (Scudder VIT):
  Scudder VIT EAFE Equity Index Fund
  Scudder VIT EAFE Equity Index Service Class Fund
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2003, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.
2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the eleven contract types:

..  Lincoln Choice Plus at a daily rate of .0038356% to .0064384% (1.40% to
   2.35% on an annual basis)
..  Lincoln Choice Plus Access at a daily rate of .0038356% to .0071233% (1.40%
   to 2.60% on an annual basis)
..  Lincoln Choice Plus Bonus at a daily rate of .0038356% to .0069863% (1.40%
   to 2.55% on an annual basis)
..  Lincoln Choice Plus II at a daily rate of .0035616% to .0064384% (1.30% to
   2.35% on an annual basis)
..  Lincoln Choice Plus II Access at a daily rate of .0038356% to .0071233%
   (1.40% to 2.60% on an annual basis)
..  Lincoln Choice Plus II Bonus at a daily rate of .0038356% to .0069863%
   (1.40% to 2.55% on an annual basis)
..  Lincoln Choice Plus II L-Share at a daily rate of .0038356% to .0072603%
   (1.40% to 2.65% on an annual basis)
..  Lincoln Choice Plus Assurance at a daily rate of .0036986% to .0065753%
   (1.35% to 2.40% on an annual basis)
..  Lincoln Choice Plus Assurance Access at a daily rate of .0038356% to
   .0071233% (1.40% to 2.60% on an annual basis)
..  Lincoln Choice Plus Assurance Bonus at a daily rate of .0038356% to
   .0069863% (1.40% to 2.55% on an annual basis)
..  Lincoln Choice Plus Assurance L-Share at a daily rate of .0038356% to
   .0072603% (1.40% to 2.65% on an annual basis)

In addition, $5,938,617 was retained by the Company for contract charges and surrender charges during 2003.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account N

3. Condensed Financial Information
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2003 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                          Unit Value Unit Value
                                                             Commencement Beginning  End of     Units                   Total
Subaccount                                                   Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
  Lincoln Ch+ (1.40% Fee Rate)                                              $ 5.15     $ 6.67    2,015,768  $13,447,568   29.42%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                             5.15       6.67        2,263       15,095   29.42%
  Lincoln Ch+ (1.60% Fee Rate)                                                7.26       9.37        8,321       77,994   29.16%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                            3.25       4.20      102,582      430,481   29.09%
  Lincoln Ch+ Acs (1.80% Fee Rate)                                            3.24       4.17       31,946      133,367   28.90%
  Lincoln Ch+ Acs (1.85% Fee Rate)                                            6.88       8.87          255        2,259   28.84%
  Lincoln Ch+ Bns (1.60% Fee Rate)                                            3.22       4.16      304,977    1,269,632   29.16%
  Lincoln Ch+ Bns (1.75% Fee Rate)                                            3.24       4.18      120,456      503,746   28.97%
AIM V.I. Growth Class II
  Lincoln Ch+ II (1.30% Fee Rate)                              06/10/03      10.76      12.21        5,316       65,038   13.51%
  Lincoln Ch+ II (1.40% Fee Rate)                                             7.56       9.76      108,182    1,056,221   29.06%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee
   Rate)                                                                      7.55       9.73        5,582       54,305   28.87%
  Lincoln Ch+ II (1.60% Fee Rate)                                             7.54       9.72        6,484       63,002   28.81%
  Lincoln Ch+ II (1.65% Fee Rate)                                             7.54       9.71          938        9,100   28.74%
  Lincoln Ch+ II (1.85% Fee Rate)                              02/27/03       9.96      13.28          905       12,015   33.37%
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs (1.65% Fee
   Rate)                                                                      7.87      10.14       14,339      145,332   28.74%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                         7.86      10.10        2,644       26,705   28.55%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)          06/10/03      10.76      12.20       12,488      152,341   13.39%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and
   Ch+ II L-Shr (1.60% Fee Rate)                                              7.54       9.72       87,971      854,861   28.80%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                         7.86      10.11       28,645      289,686   28.61%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)          07/09/03       8.85       9.68       85,519      827,469    9.38%
  Lincoln Ch+ II Bns (1.85% Fee Rate)                                         7.52       9.66        6,224       60,144   28.48%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                           7.53       9.70       59,725      579,056   28.68%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs (1.85%
   Fee Rate)                                                                  7.52       9.66       16,271      157,241   28.48%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+
   Asr L-Shr (1.90% Fee Rate)                                                 7.51       9.65        9,293       89,667   28.42%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                     7.51       9.64        1,615       15,562   28.36%
  Lincoln Ch+ Asr (1.35% Fee Rate)                             06/09/03      10.66      12.21       22,843      278,928   14.55%
  Lincoln Ch+ Asr (1.45% Fee Rate)                             09/09/03      11.43      12.20        2,407       29,368    6.79%
AIM V.I. International Growth
  Lincoln Ch+ (1.40% Fee Rate)                                                7.15       9.10    1,013,992    9,224,971   27.27%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                            5.02       6.37       77,976      496,745   26.95%
  Lincoln Ch+ Acs (1.80% Fee Rate)                                            5.00       6.34       16,771      106,269   26.76%
  Lincoln Ch+ Acs (1.85% Fee Rate)                                            8.23      10.43          110        1,146   26.71%
  Lincoln Ch+ Acs (1.90% Fee Rate)                                            8.78      11.12          451        5,017   26.63%
  Lincoln Ch+ Bns (1.60% Fee Rate)                                            5.05       6.42      162,309    1,041,236   27.01%
  Lincoln Ch+ Bns (1.75% Fee Rate)                                            5.00       6.35       37,206      236,162   26.82%
  Lincoln Ch+ Bns (1.80% Fee Rate)                                            8.24      10.44        2,169       22,655   26.76%
  Lincoln Ch+ Bns (2.05% Fee Rate)                             11/26/03      12.61      13.31        4,009       53,372    5.57%

                                                             Investment
                                                             Income
Subaccount                                                   Ratio(3)
-----------------------------------------------------------------------
AIM V.I. Growth                                                   --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns (1.75% Fee Rate)
AIM V.I. Growth Class II                                          --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee
   Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs (1.65% Fee
   Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and
   Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs (1.85%
   Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+
   Asr L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
AIM V.I. International Growth                                   0.49%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns (1.80% Fee Rate)
  Lincoln Ch+ Bns (2.05% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Class II
  Lincoln Ch+ II (1.30% Fee Rate)                            07/11/03     $10.56     $12.50        3,329  $    41,603   18.31%
  Lincoln Ch+ II (1.40% Fee Rate)                                           8.81      11.17       83,602      933,774   26.81%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.79      11.13       14,885      165,709   26.62%
  Lincoln Ch+ II (1.60% Fee Rate)                                           8.78      11.11        2,054       22,832   26.55%
  Lincoln Ch+ II (1.65% Fee Rate)                                           8.78      11.10        1,515       16,827   26.49%
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (1.65% Fee Rate)                                                         9.29      11.75       15,142      177,885   26.49%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                       9.27      11.71        2,630       30,807   26.30%
  Lincoln Ch+ II Acs (1.85% Fee Rate)                                       8.76      11.06        1,385       15,314   26.24%
  Lincoln Ch+ II Acs and Ch+ Asr Acs (2.10% Fee Rate)        05/30/03      11.00      13.25          490        6,494   20.45%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        08/21/03      10.74      12.48        8,116      101,288   16.23%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and
   Ch+ II L-Shr (1.60% Fee Rate)                                            8.78      11.12       93,408    1,038,597   26.56%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                       9.28      11.73          888       10,410   26.37%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)                       8.77      11.07       14,933      165,323   26.31%
  Lincoln Ch+ II Bns (1.85% Fee Rate)                                       8.76      11.06        8,539       94,398   26.24%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.77      11.09       38,354      425,500   26.43%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.76      11.06        2,202       24,357   26.24%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+
   Asr L-Shr (1.90% Fee Rate)                                               8.75      11.04        4,744       52,393   26.18%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   8.75      11.03        2,646       29,184   26.12%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           08/11/03      10.61      12.49        9,072      113,324   17.71%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/16/03      10.73      12.49        3,260       40,702   16.38%
AIM V.I. Premier Equity
  Lincoln Ch+ (1.40% Fee Rate)                                              6.99       8.62    3,995,533   34,439,414   23.34%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           6.99       8.62        3,546       30,569   23.34%
  Lincoln Ch+ (1.60% Fee Rate)                                              7.25       8.93       16,207      144,737   23.10%
  Lincoln Ch+ (1.65% Fee Rate)                                              7.76       9.55        5,262       50,261   23.03%
  Lincoln Ch+ Acs (1.65% Fee Rate)                                          5.01       6.16      272,112    1,676,314   23.03%
  Lincoln Ch+ Acs (1.80% Fee Rate)                                          4.99       6.13       95,737      586,705   22.85%
  Lincoln Ch+ Acs (1.85% Fee Rate)                                          7.23       8.88        4,164       36,971   22.79%
  Lincoln Ch+ Bns (1.60% Fee Rate)                                          4.96       6.10      637,319    3,888,988   23.10%
  Lincoln Ch+ Bns (1.75% Fee Rate)                                          4.99       6.14      188,501    1,157,173   22.91%
  Lincoln Ch+ Bns (1.80% Fee Rate)                                          7.24       8.89        2,246       19,963   22.85%
  Lincoln Ch+ Bns (1.85% Fee Rate)                           10/20/03       9.09       9.51          629        5,987    4.70%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
AIM V.I. International Growth Class II                        0.25%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Asr Acs (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and
   Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+
   Asr L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
AIM V.I. Premier Equity                                       0.29%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns (1.80% Fee Rate)
  Lincoln Ch+ Bns (1.85% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                           Unit Value Unit Value
                                                              Commencement Beginning  End of     Units                  Total
Subaccount                                                    Date(1)      of Period  Period     Outstanding Net Assets Return(2)
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Class II
  Lincoln Ch+ II (1.30% Fee Rate)                               07/02/03     $10.65     $11.77      17,201   $  202,619   10.49%
  Lincoln Ch+ II (1.40% Fee Rate)                                              7.77       9.56     235,322    2,249,617   23.10%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                            7.75       9.53      65,826      627,101   22.91%
  Lincoln Ch+ II (1.60% Fee Rate)                                              7.75       9.52      12,671      120,569   22.85%
  Lincoln Ch+ II (1.65% Fee Rate)                                              7.74       9.51      16,121      153,239   22.79%
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (1.65% Fee Rate)                                                            7.74       9.51      18,312      174,059   22.79%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                          8.09       9.92       7,159       71,005   22.60%
  Lincoln Ch+ II Acs (1.85% Fee Rate)                                          7.72       9.46       4,440       42,005   22.54%
  Lincoln Ch+ II Acs (1.90% Fee Rate)                                          8.08       9.89       5,886       58,240   22.48%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           07/01/03      10.55      11.76       3,968       46,655   11.49%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and Ch+ II
   L-Shr (1.60% Fee Rate)                                                      7.75       9.52     150,755    1,434,585   22.85%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                          8.10       9.93       4,679       46,469   22.67%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)                          7.73       9.47      16,676      157,964   22.60%
  Lincoln Ch+ II Bns (1.85% Fee Rate)                                          7.72       9.46       6,813       64,454   22.54%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                            7.74       9.49     209,853    1,992,387   22.73%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                            7.72       9.46      16,171      153,015   22.54%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Asr L-Shr (1.90% Fee Rate)                                              7.72       9.45      18,806      177,723   22.48%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                      7.71       9.44      26,707      252,118   22.42%
  Lincoln Ch+ Asr (1.35% Fee Rate)                              07/22/03      10.64      11.77      32,902      387,189   10.61%
  Lincoln Ch+ Asr (1.45% Fee Rate)                              08/12/03      10.66      11.76       3,834       45,091   10.35%

                                                              Investment
                                                              Income
Subaccount                                                    Ratio(3)
------------------------------------------------------------------------
AIM V.I. Premier Equity Class II                                 0.29%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, and Ch+ II
   L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Asr L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                           Unit Value Unit Value
                                                              Commencement Beginning  End of     Units
Subaccount                                                    Date(1)      of Period  Period     Outstanding Net Assets
-------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B
  Lincoln Ch+ II (1.30% Fee Rate)                               06/09/03     $10.65     $12.03      140,429  $ 1,689,769
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                      9.45      12.32    3,743,091   46,113,590
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                     9.45      12.32        8,950      110,266
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                            8.67      11.28      213,378    2,407,073
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                      7.92      10.30       71,724      738,773
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                      8.66      11.25      105,382    1,185,969
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                       02/27/03      10.27      13.90          876       12,175
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                            7.89      10.26      735,665    7,545,704
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                              7.86      10.21      185,647    1,894,568
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                              7.89      10.24       19,773      202,497
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                              8.63      11.19       11,794      131,973
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                             12/10/03      13.15      13.80        2,649       36,557
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           06/10/03      10.76      12.02      153,385    1,843,345
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                                             7.88      10.26    2,474,863   25,382,869
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                              7.87      10.22      300,621    3,073,172
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                            7.90      10.25       77,472      794,304
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                              8.63      11.20      166,583    1,866,048
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                             12/01/03      13.11      13.81        9,696      133,900
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                             10/16/03      12.97      13.78        5,143       70,860
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                            8.65      11.24      857,034    9,635,578
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                            8.63      11.20      143,774    1,610,875
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                      8.63      11.19       93,839    1,050,118
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                      8.62      11.18       79,942      893,652
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)       10/31/03      12.94      13.84        1,828       25,309
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)       12/12/03      13.34      13.79          504        6,950
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)       12/26/03      13.57      13.76          419        5,772
  Lincoln Ch+ Asr (1.35% Fee Rate)                              06/18/03      10.98      12.03      145,258    1,747,288
  Lincoln Ch+ Asr (1.45% Fee Rate)                              06/11/03      10.89      12.02      144,888    1,741,763
  Lincoln Ch+ Asr (2.20% Fee Rate)                              11/05/03      11.16      11.97        1,458       17,450

                                                                        Investment
                                                              Total     Income
Subaccount                                                    Return(2) Ratio(3)
----------------------------------------------------------------------------------
ABVPSF Growth and Income Class B                                           0.79%
  Lincoln Ch+ II (1.30% Fee Rate)                               12.94%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                       30.35%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                      30.35%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                             30.15%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                       30.09%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                       30.02%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                       35.25%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                             30.02%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)               29.83%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)               29.76%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)               29.70%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                              4.96%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           11.71%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                              30.09%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)               29.89%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                             29.83%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)               29.76%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                              5.31%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                              6.25%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                             29.96%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                             29.76%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                       29.70%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)       29.63%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)        6.96%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)        3.41%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)        1.37%
  Lincoln Ch+ Asr (1.35% Fee Rate)                               9.57%
  Lincoln Ch+ Asr (1.45% Fee Rate)                              10.43%
  Lincoln Ch+ Asr (2.20% Fee Rate)                               7.25%

Lincoln Life Variable Annuity Account N

                                                                           Unit Value Unit Value
                                                              Commencement Beginning  End of     Units
Subaccount                                                    Date(1)      of Period  Period     Outstanding Net Assets
-------------------------------------------------------------------------------------------------------------------------
ABVPSF Premier Growth Class B
  Lincoln Ch+ II (1.30% Fee Rate)                               06/09/03     $10.40     $11.51       60,131  $   692,347
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                      4.97       6.04    2,149,428   12,986,305
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                            8.14       9.89       30,759      304,221
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                      7.49       9.10       16,627      151,233
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                      8.13       9.87       27,069      267,062
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                            4.27       5.19      306,891    1,591,458
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                              4.26       5.16      156,575      807,700
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                              7.47       9.04       10,172       91,990
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                              8.10       9.81        2,238       21,955
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                             06/05/03      11.09      11.95        2,205       26,348
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           07/01/03      10.38      11.50       29,548      339,747
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                                             4.25       5.16    1,098,638    5,668,741
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                              4.26       5.17      159,868      826,082
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                            8.11       9.83       22,293      219,183
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                              8.11       9.82       10,209      100,270
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                            8.13       9.86      276,870    2,729,328
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                            8.11       9.82       56,261      552,664
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                      8.11       9.81       24,730      242,668
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                      8.10       9.80       54,558      534,771
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)       06/17/03      11.27      11.94        3,506       41,871
  Lincoln Ch+ Asr (1.35% Fee Rate)                              06/09/03      10.40      11.51        4,335       49,891
  Lincoln Ch+ Asr (1.45% Fee Rate)                              08/11/03      10.50      11.50        3,830       44,050

                                                                        Investment
                                                              Total     Income
Subaccount                                                    Return(2) Ratio(3)
----------------------------------------------------------------------------------
ABVPSF Premier Growth Class B                                               --
  Lincoln Ch+ II (1.30% Fee Rate)                               10.69%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                       21.65%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                             21.47%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                       21.41%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                       21.35%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                             21.35%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)               21.17%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)               21.11%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)               21.05%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                              7.80%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           10.72%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                              21.41%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)               21.23%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                             21.17%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)               21.11%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                             21.29%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                             21.11%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                       21.05%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)       20.99%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)        5.95%
  Lincoln Ch+ Asr (1.35% Fee Rate)                              10.66%
  Lincoln Ch+ Asr (1.45% Fee Rate)                               9.56%

Lincoln Life Variable Annuity Account N

                                                                             Unit Value Unit Value
                                                                Commencement Beginning  End of     Units
Subaccount                                                      Date(1)      of Period  Period     Outstanding Net Assets
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Small Cap Value Class B
  Lincoln Ch+ II (1.30% Fee Rate)                                 07/07/03     $10.88     $13.15       23,070  $  303,443
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                       10.97      15.24      278,549   4,245,978
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee Rate)                  10.95      15.19       54,099     821,841
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                       10.94      15.17       11,897     180,528
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                       10.94      15.16       15,269     231,439
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                             10.94      15.16       30,028     455,090
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                               10.91      15.10        4,440      67,060
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                               10.91      15.09        1,465      22,099
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                               10.90      15.07        2,351      35,431
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             07/01/03      10.66      13.13       24,777     325,330
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                          10.94      15.17      200,764   3,046,341
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                               10.92      15.12        6,002      90,769
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                             10.91      15.10       33,621     507,820
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                               10.91      15.09       19,008     286,796
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)                                               03/18/03      10.91      15.96        2,747      43,832
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                               10/09/03      14.48      15.90          388       6,173
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                             10.93      15.14      169,451   2,565,495
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                             10.91      15.09       12,754     192,452
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                       10.90      15.07        9,002     135,673
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                       10.90      15.06       27,303     411,058
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)         12/16/03      15.39      15.94          971      15,469
  Lincoln Ch+ Asr (1.35% Fee Rate)                                07/11/03      10.97      13.14       22,549     296,345
  Lincoln Ch+ Asr (1.45% Fee Rate)                                07/14/03      11.04      13.13       17,359     228,007
ABVPSF Technology Class B
  Lincoln Ch+ II (1.30% Fee Rate)                                 06/10/03      10.97      13.01       11,465     149,285
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                        2.94       4.16    2,059,877   8,576,081
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity Reserve                     2.94       4.16        5,631      23,443
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                              7.38      10.45       11,131     116,294
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                        7.37      10.43       10,071     105,090
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                        7.37      10.42        3,039      31,676
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                              2.79       3.94      211,893     835,638
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                                2.78       3.92       45,377     178,027
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                                6.60       9.31        3,736      34,777
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             06/13/03      10.78      13.00       13,124     170,560
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                                               2.75       3.90      681,696   2,655,983
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                                2.78       3.93      221,929     872,166
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                              6.60       9.32       98,418     917,289
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                                7.35      10.38       14,411     149,577
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                               11/26/03      15.32      15.48        1,415      21,913
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                              7.37      10.41       87,026     906,144
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                              7.35      10.38        4,123      42,787
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         01/17/03       7.54      10.39        4,511      46,852
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                        7.34      10.35        6,695      69,318
  Lincoln Ch+ Asr (1.35% Fee Rate)                                07/11/03      11.49      13.01       23,491     305,584
  Lincoln Ch+ Asr (1.45% Fee Rate)                                08/11/03      11.00      13.00        2,557      33,237

                                                                          Investment
                                                                Total     Income
Subaccount                                                      Return(2) Ratio(3)
------------------------------------------------------------------------------------
ABVPSF Small Cap Value Class B                                               0.42%
  Lincoln Ch+ II (1.30% Fee Rate)                                 20.85%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                         38.94%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee Rate)    38.73%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                         38.66%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                         38.59%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                               38.59%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                 38.38%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                 38.31%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                 38.24%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             23.19%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                            38.66%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                 38.45%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                               38.38%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                 38.31%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)                                               46.21%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                                9.80%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                               38.52%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                               38.31%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         38.24%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)         38.17%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)          3.56%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                19.83%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                19.00%
ABVPSF Technology Class B                                                      --
  Lincoln Ch+ II (1.30% Fee Rate)                                 18.62%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                         41.79%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity Reserve      41.79%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                               41.58%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                         41.51%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                         41.44%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                               41.44%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                 41.23%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                 41.15%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             20.61%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                                41.51%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                 41.30%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                               41.23%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                 41.16%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                                1.07%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                               41.37%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                               41.16%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         37.78%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)         41.02%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                13.17%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                18.22%

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            07/07/03     $11.38     $14.16       40,978  $   580,244   24.37%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                   4.75       7.19    1,681,306   12,081,742   51.40%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                  4.75       7.19        8,574       61,615   51.40%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.97      15.07       67,112    1,011,410   51.17%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                   8.87      13.40       33,464      448,468   51.09%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                   9.95      15.03       28,825      433,309   51.02%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                    10/20/03      14.93      15.93        6,207       98,858    6.68%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         5.63       8.50      170,572    1,449,393   51.02%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           5.61       8.45       45,563      385,151   50.79%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           9.93      14.97        1,983       29,681   50.72%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.92      14.95        8,456      126,397   50.64%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      10.18      15.88          197        3,128   55.98%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        07/08/03      11.53      14.14       44,483      628,941   22.62%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   5.67       8.56    1,161,115    9,941,920   51.09%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           5.61       8.47       60,145      509,299   50.87%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.85      13.34       86,579    1,154,791   50.79%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.93      14.96       23,500      351,665   50.72%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          11/06/03      15.42      15.83        3,480       55,097    2.64%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          12/10/03      14.98      15.79          875       13,824    5.39%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.95      15.02      226,820    3,407,694   50.94%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.94      14.97       33,399      500,125   50.72%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.93      14.96       38,468      575,291   50.64%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   9.92      14.94       28,606      427,265   50.57%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)    12/10/03      15.00      15.81        1,644       25,994    5.40%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.75      14.15       38,793      549,001   31.68%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           07/21/03      11.23      14.14       41,776      590,848   25.92%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      13.71      14.08          432        6,084    2.65%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
American Funds Global Small Capitalization Class 2            0.55%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                    Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets   Return(2)
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/09/03     $10.69     $12.34      440,643  $  5,436,327   15.37%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                   5.83       7.86   18,064,389   141,989,585   34.91%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                  5.83       7.86       98,628       775,239   34.91%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.16      12.34      444,225     5,483,688   34.71%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                   8.04      10.83      379,429     4,109,325   34.64%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                   9.15      12.31      233,965     2,881,141   34.57%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                    06/11/03      12.65      14.27        8,437       120,384   12.84%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         5.37       7.22    2,822,527    20,389,000   34.57%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           5.35       7.19      666,650     4,791,117   34.37%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.02      10.77       53,272       573,627   34.30%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.12      12.24       51,176       626,570   34.24%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      10.67      14.23        5,226        74,349   33.31%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                          12/10/03      13.43      14.17        6,279        88,994    5.57%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/13/03      10.78      12.32      536,565     6,611,474   14.35%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   5.32       7.17   10,246,377    73,416,472   34.64%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           5.36       7.20    1,101,152     7,927,503   34.44%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.02      10.78      387,879     4,181,467   34.37%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.13      12.26      267,194     3,275,250   34.30%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          03/18/03      10.63      14.24       23,352       332,424   33.94%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          09/25/03      12.88      14.18       44,458       630,537   10.09%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      13.56      14.15        3,987        56,413    4.33%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.15      12.30    3,113,622    38,308,078   34.50%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.13      12.26      341,894     4,192,178   34.30%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.12      12.25      454,412     5,565,258   34.24%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         9.12      12.23      295,499     3,614,793   34.17%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          04/24/03      11.34      14.22       10,490       149,131   25.35%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)                                          12/10/03      13.42      14.17        3,929        55,657    5.57%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/09/03      13.39      14.13       10,401       146,972    5.50%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.69      12.33      578,843     7,139,041   15.33%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.90      12.33      428,135     5,277,034   13.09%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      11.80      12.27        7,524        92,305    3.96%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
American Funds Growth Class 2                                 0.15%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                    Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets   Return(2)
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/11/03     $10.82     $12.31      750,897  $  9,244,789   13.81%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                   9.18      11.99   13,180,791   158,094,136   30.59%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                  9.18      11.99      109,361     1,311,703   30.59%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.10      11.87      774,115     9,186,703   30.39%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                   8.47      11.03      594,113     6,554,829   30.33%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                   9.09      11.84      397,253     4,702,583   30.26%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                    02/27/03      10.43      14.13       37,156       525,096   35.55%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         8.46      11.01    2,300,354    25,338,131   30.26%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           8.43      10.96      922,656    10,111,190   30.07%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.44      10.97      152,615     1,674,116   30.00%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.06      11.77      244,990     2,883,904   29.94%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      10.71      14.09       20,600       290,335   31.57%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                          12/10/03      13.42      14.04        9,004       126,434    4.67%
  Lincoln Ch+ Acs, Ch+ II Acs, and Ch+ Asr Acs
   (2.60% Fee Rate)                                          11/05/03      13.26      14.01        4,827        67,620    5.68%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/20/03      10.82      12.30      737,411     9,067,542   13.65%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   8.46      11.02    7,837,331    86,398,775   30.33%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           8.44      10.98    1,012,830    11,118,583   30.13%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.44      10.98      348,282     3,824,860   30.07%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.07      11.78      387,375     4,565,134   30.00%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          02/27/03      10.42      14.10       39,073       550,842   35.32%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          09/25/03      12.67      14.05       55,693       782,546   10.88%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          09/15/03      12.80      14.02       19,709       276,269    9.52%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.08      11.83    4,720,859    55,827,878   30.20%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.07      11.79      468,382     5,520,539   30.00%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.06      11.77      573,968     6,757,110   29.94%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         9.05      11.76      515,622     6,062,971   29.87%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          03/07/03      10.27      14.08       39,028       549,502   37.04%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)                                          12/12/03      13.59      14.03          330         4,629    3.30%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/09/03      13.40      14.00       10,650       149,098    4.45%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.61      12.31      710,289     8,742,116   16.02%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.82      12.30      521,408     6,413,426   13.72%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           10/15/03      11.49      12.24       19,021       232,877    6.55%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
American Funds Growth-Income Class 2                          1.40%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, and Ch+ Asr Acs
   (2.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
American Funds International Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/11/03     $10.75     $13.22      107,732  $ 1,424,214   22.99%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                   4.54       6.04    8,013,334   48,384,708   32.98%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                  4.54       6.04       67,453      407,280   32.98%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.09      12.07      317,919    3,838,857   32.78%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                   8.57      11.37       93,757    1,066,121   32.71%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                   9.08      12.04      109,111    1,314,200   32.65%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                    10/31/03      13.43      14.41        1,420       20,460    7.28%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         5.17       6.85    1,229,297    8,426,716   32.65%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           5.15       6.82      261,000    1,779,796   32.45%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.54      11.31       23,753      268,548   32.38%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.05      11.98       12,567      150,525   32.32%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      10.16      14.37          834       11,982   41.41%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/17/03      10.93      13.20      117,714    1,554,165   20.78%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   5.20       6.90    3,648,000   25,156,995   32.71%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           5.15       6.83      401,206    2,740,556   32.51%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.55      11.32       53,956      610,726   32.45%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.06      11.99       61,723      740,104   32.38%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          03/18/03      10.00      14.37       11,139      160,123   43.71%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          10/09/03      13.15      14.32       15,854      227,055    8.94%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      13.38      14.29        4,442       63,468    6.78%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.08      12.03      931,258   11,206,257   32.58%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.06      11.99      112,737    1,352,212   32.38%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.05      11.98      127,883    1,531,953   32.32%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   9.05      11.97      105,834    1,266,386   32.25%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    04/24/03      10.52      14.36        7,051      101,230   36.41%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)    12/12/03      13.82      14.30          162        2,319    3.52%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)    12/26/03      14.03      14.27          152        2,164    1.71%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.62      13.22      152,661    2,017,452   24.42%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.75      13.21       96,534    1,274,932   22.89%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      12.35      13.15          604        7,946    6.48%
Delaware VIPT High Yield
  Lincoln Ch+ (1.40% Fee Rate)                                              7.50       9.53    2,489,451   23,716,201   26.96%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           7.50       9.53        1,439       13,708   26.96%
  Lincoln Ch+ (1.60% Fee Rate)                                             10.35      13.12        3,395       44,538   26.70%
  Lincoln Ch+ (1.65% Fee Rate)                                             10.34      13.10        1,745       22,861   26.64%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
American Funds International Class 2                          1.75%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
Delaware VIPT High Yield                                      6.27%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            06/11/03     $10.21     $11.09      104,311  $ 1,156,969    8.65%
  Lincoln Ch+ II (1.40% Fee Rate)                                          10.34      13.11      599,742    7,865,305   26.82%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                        10.32      13.07      158,681    2,074,125   26.63%
  Lincoln Ch+ II (1.60% Fee Rate)                                          10.31      13.06       41,930      547,414   26.57%
  Lincoln Ch+ II (1.65% Fee Rate)                                          10.31      13.04       51,416      670,440   26.51%
  Lincoln Ch+ II (1.85% Fee Rate)                            06/17/03      13.08      14.01        1,401       19,625    7.12%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        01/29/03       8.68      10.75        5,237       56,313   23.87%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         8.42      10.66      927,279    9,882,649   26.51%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           8.39      10.60       87,681      929,507   26.32%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           9.92      12.53       22,140      277,343   26.25%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          10.27      12.97       21,814      282,838   26.19%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      12.06      13.97        8,309      116,083   15.83%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/13/03      10.27      11.08      193,409    2,142,556    7.92%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   8.43      10.68    1,321,661   14,110,237   26.57%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           8.40      10.62      253,553    2,692,588   26.38%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         9.93      12.54       54,494      683,418   26.32%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          10.28      12.98       50,220      651,969   26.25%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          05/23/03      12.63      13.98        8,020      112,109   10.65%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          09/25/03      13.27      13.93       11,949      166,420    4.92%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      13.45      13.89        2,703       37,552    3.29%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                        10.30      13.03      736,324    9,590,846   26.44%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                        10.28      12.98       77,882    1,010,983   26.25%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                  10.28      12.97       64,202      832,638   26.19%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                  10.27      12.95       44,607      577,742   26.13%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    03/07/03      11.60      13.96        9,192      128,329   20.32%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)    12/12/03      13.93      13.91          161        2,237   (0.13)%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)    12/26/03      13.86      13.88          156        2,161    0.14%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.17      11.09      219,400    2,432,724    9.04%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.21      11.08      127,137    1,408,839    8.56%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      10.72      11.03        1,699       18,735    2.93%
Delaware VIPT International Value Equity
  Lincoln Ch+ (1.40% Fee Rate)                                              8.71      12.32      175,018    2,157,055   41.45%
  Lincoln Ch+ (1.65% Fee Rate)                                              9.66      13.63          686        9,353   41.09%
Delaware VIPT Large Cap Value
  Lincoln Ch+ (1.40% Fee Rate)                                              7.99      10.11    1,624,393   16,426,574   26.51%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           7.99      10.11        5,310       53,697   26.51%
  Lincoln Ch+ (1.60% Fee Rate)                                              8.26      10.43        7,434       77,571   26.26%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT High Yield Service Class                        4.82%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
Delaware VIPT International Value Equity                      2.39%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)
Delaware VIPT Large Cap Value                                 1.66%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Large Cap Value Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            09/23/03     $11.10     $12.06       27,219  $   328,365    8.71%
  Lincoln Ch+ II (1.40% Fee Rate)                                           8.89      11.23       91,563    1,028,636   26.33%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.88      11.19       29,464      329,851   26.14%
  Lincoln Ch+ II (1.60% Fee Rate)                                           8.87      11.18       14,129      157,988   26.07%
  Lincoln Ch+ II (1.65% Fee Rate)                                           8.86      11.17       11,073      123,672   26.01%
  Lincoln Ch+ II (1.85% Fee Rate)                            02/27/03      10.11      13.43        5,258       70,605   32.79%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve                       8.77      11.08        1,437       15,915   26.33%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         8.71      10.98      125,121    1,373,533   26.01%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           8.68      10.92       11,033      120,505   25.82%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.22      10.34        2,609       26,971   25.76%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           8.83      11.10        3,551       39,434   25.70%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          05/30/03      11.76      13.39        3,581       47,929   13.85%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/13/03      10.83      12.05       50,426      607,582   11.25%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   8.69      10.96      396,090    4,340,753   26.07%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           8.69      10.94      114,417    1,251,891   25.88%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.22      10.35       37,058      383,489   25.82%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           8.84      11.12        8,151       90,606   25.76%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.86      11.15       93,420    1,042,094   25.95%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.84      11.12        8,919       99,143   25.76%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.83      11.10        7,062       78,422   25.70%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   8.83      11.09        7,545       83,686   25.63%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/24/03      10.70      12.06       63,785      769,256   12.67%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           09/09/03      11.08      12.05       12,322      148,507    8.82%
Delaware VIPT REIT
  Lincoln Ch+ (1.40% Fee Rate)                                             13.92      18.39    1,249,145   22,972,568   32.16%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                          13.92      18.39       13,838      254,489   32.16%
  Lincoln Ch+ (1.60% Fee Rate)                                             11.04      14.56       12,163      177,134   31.90%
  Lincoln Ch+ (1.65% Fee Rate)                                             11.01      14.52        3,901       56,648   31.83%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT Large Cap Value Service Class                   1.50%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Delaware VIPT REIT                                            2.55%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            06/10/03     $10.40     $12.21       68,070  $   831,298   17.44%
  Lincoln Ch+ II (1.40% Fee Rate)                                          11.02      14.54      506,088    7,357,826   31.87%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                        11.01      14.49      130,441    1,890,253   31.67%
  Lincoln Ch+ II (1.60% Fee Rate)                                          11.00      14.47       36,749      531,863   31.61%
  Lincoln Ch+ II (1.65% Fee Rate)                                          10.99      14.46       57,400      829,742   31.54%
  Lincoln Ch+ II (1.85% Fee Rate)                            12/04/03      13.68      14.07          249        3,503    2.86%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        01/10/03      11.64      15.59        8,628      134,495   33.86%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                        11.75      15.45      224,074    3,462,612   31.54%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                          11.71      15.37       96,239    1,479,608   31.34%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                          10.63      13.96       47,801      667,290   31.28%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          10.95      14.37       41,416      595,291   31.21%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          06/05/03      11.82      14.03        4,071       57,111   18.74%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                          12/10/03      13.62      13.98        1,905       26,636    2.64%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/10/03      10.40      12.20      133,925    1,633,573   17.31%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                  11.73      15.44      942,527   14,548,542   31.61%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                          11.72      15.40      143,030    2,202,848   31.41%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                        10.64      13.98       71,211      995,248   31.34%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          10.96      14.39      134,603    1,936,957   31.28%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          03/18/03      10.60      14.04        5,670       79,597   32.50%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          09/25/03      12.72      13.99       12,034      168,319    9.99%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          12/10/03      13.59      13.95          976       13,618    2.63%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                        10.98      14.44      446,726    6,450,932   31.48%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                        10.97      14.40       60,295      867,965   31.28%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                  10.96      14.38       58,876      846,388   31.21%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                  10.95      14.36       62,809      901,977   31.15%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    03/07/03      10.42      14.02        6,847       96,002   34.61%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/08/03      10.62      12.21      124,330    1,517,881   14.92%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/17/03      10.21      12.20       83,809    1,022,558   19.52%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      11.42      12.14        3,425       41,597    6.34%
Delaware VIPT Small Cap Value
  Lincoln Ch+ (1.40% Fee Rate)                                             11.77      16.48    1,885,140   31,072,981   40.01%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                          11.77      16.48        2,512       41,405   40.01%
  Lincoln Ch+ (1.60% Fee Rate)                                             10.21      14.27       15,212      217,053   39.73%
  Lincoln Ch+ (1.65% Fee Rate)                                             10.96      15.31        8,597      131,574   39.66%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT REIT Service Class                              2.01%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
Delaware VIPT Small Cap Value                                 0.38%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            06/09/03     $10.70     $13.18       75,725  $   998,349   23.18%
  Lincoln Ch+ II (1.40% Fee Rate)                                          10.98      15.33      666,702   10,222,435   39.70%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                        10.95      15.28      124,918    1,908,761   39.49%
  Lincoln Ch+ II (1.60% Fee Rate)                                          10.95      15.26       35,385      540,068   39.42%
  Lincoln Ch+ II (1.65% Fee Rate)                                          10.94      15.25       50,105      763,860   39.35%
  Lincoln Ch+ II (1.85% Fee Rate)                            02/27/03      10.14      14.85          890       13,220   46.45%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        08/15/03      14.54      16.95       22,857      387,490   16.56%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                        12.06      16.81      289,379    4,863,383   39.35%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                          12.02      16.72      135,683    2,269,059   39.14%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                          10.16      14.13       46,454      656,359   39.07%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          10.90      15.16       41,155      623,766   39.00%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          04/11/03      10.48      14.81        4,168       61,726   41.34%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/10/03      10.84      13.17       84,381    1,111,088   21.46%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                  12.00      16.74    1,106,204   18,512,737   39.42%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                          12.03      16.75      163,603    2,740,492   39.21%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                        10.17      14.14       81,324    1,150,236   39.14%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          10.91      15.17      106,022    1,608,854   39.07%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/08/03      14.52      14.76          108        1,594    1.68%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                        10.94      15.23      584,442    8,901,256   39.28%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                        10.91      15.18       95,442    1,448,725   39.07%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                  10.91      15.16       75,156    1,139,423   39.00%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                  10.90      15.14       55,836      845,559   38.93%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    03/07/03      10.00      14.80        4,885       72,286   48.01%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.70      13.18      111,701    1,472,191   23.14%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/17/03      11.15      13.17       98,937    1,303,152   18.08%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      12.56      13.11        2,980       39,068    4.39%
Delaware VIPT Trend
  Lincoln Ch+ (1.40% Fee Rate)                                             11.04      14.71    2,667,114   39,229,098   33.22%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                          11.04      14.71        7,217      106,151   33.22%
  Lincoln Ch+ (1.60% Fee Rate)                                              8.94      11.89        6,627       78,788   32.96%
  Lincoln Ch+ (1.65% Fee Rate)                                             10.07      13.39          254        3,400   32.89%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT Small Cap Value Service Class                   0.20%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
Delaware VIPT Trend                                             --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            06/11/03     $11.06     $12.57       52,057  $   654,128   13.65%
  Lincoln Ch+ II (1.40% Fee Rate)                                          10.09      13.41      523,631    7,022,918   32.92%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                        10.07      13.36       91,339    1,220,748   32.72%
  Lincoln Ch+ II (1.60% Fee Rate)                                          10.06      13.35       36,769      490,905   32.65%
  Lincoln Ch+ II (1.65% Fee Rate)                                          10.06      13.34       39,002      520,104   32.59%
  Lincoln Ch+ II (1.85% Fee Rate)                            06/17/03      12.92      14.58        1,443       21,038   12.87%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        08/15/03       5.96       6.79       55,688      378,278   13.98%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         5.07       6.73      589,566    3,967,084   32.59%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           5.06       6.69      148,329      992,880   32.39%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           9.58      12.68       17,256      218,720   32.32%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          10.02      13.26        6,686       88,626   32.26%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          06/05/03      12.91      14.54        2,274       33,048   12.59%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                          12/10/03      13.76      14.48        1,610       23,321    5.22%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          06/20/03      10.83      12.55      110,339    1,384,862   15.87%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   5.08       6.74    2,485,918   16,756,206   32.65%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           5.06       6.71      335,352    2,248,710   32.46%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.90      11.78      127,503    1,502,365   32.39%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          10.03      13.27       31,247      414,713   32.32%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          05/23/03      11.82      14.54        2,876       41,829   23.10%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/26/03      14.37      14.49        3,364       48,746    0.82%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          12/09/03      13.90      14.46          749       10,832    4.03%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                        10.05      13.32      504,487    6,720,811   32.52%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                        10.03      13.28       88,253    1,171,675   32.32%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                  10.03      13.26       58,354      773,903   32.26%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                        10.02      13.25       48,085      636,979   32.19%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          03/07/03      10.10      14.53        4,346       63,126   43.89%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)                                          12/12/03      14.16      14.47          158        2,290    2.21%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/09/03      13.88      14.44        5,583       80,610    4.02%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/24/03      10.67      12.56      135,197    1,698,317   17.75%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      11.05      12.55      123,911    1,555,578   13.56%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      12.28      12.50          600        7,503    1.73%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT Trend Service Class                              --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Delaware VIPT U.S. Growth Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            08/11/03     $10.34     $11.48       3,743   $   42,990   11.10%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   8.13       9.89      94,944      938,644   21.65%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.11       9.85      36,512      359,687   21.47%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                    01/10/03       8.51       9.85      11,901      117,239   15.75%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   8.10       9.83       3,136       30,823   21.35%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                    06/17/03      11.42      12.32       1,503       18,512    7.82%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         8.10       9.83      58,948      579,559   21.35%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)            11/18/03       9.33       9.80         556        5,455    5.11%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)            07/31/03       8.98       9.79       3,577       35,001    8.97%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          07/11/03      10.59      11.47      70,075      803,682    8.30%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      8.11       9.84     263,918    2,597,250   21.41%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           8.09       9.81       7,189       70,494   21.23%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         8.08       9.79      14,860      145,546   21.17%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                           8.08       9.78      18,653      182,509   21.11%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/26/03      12.08      12.24       8,991      110,062    1.35%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      11.77      12.21       3,587       43,802    3.71%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.10       9.82      85,976      844,291   21.29%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                          02/11/03       7.76       9.80       4,753       46,566   26.24%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.07       9.77       8,388       81,976   21.05%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                          07/23/03       8.89       9.77       2,951       28,821    9.80%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          10/31/03      11.87      12.27         651        7,990    3.40%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)                                          12/12/03      11.93      12.23         438        5,358    2.51%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/26/03      12.03      12.20         236        2,877    1.34%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/18/03      10.62      11.48      86,721      995,537    8.11%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.53      11.47      51,438      590,140    8.92%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           12/04/03      11.21      11.42         314        3,586    1.84%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Delaware VIPT U.S. Growth Service Class                       0.01%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/09/03     $10.43     $12.28       61,557  $   755,651   17.64%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   9.76      12.33      452,728    5,584,105   26.42%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) --
   Annuity Reserve                                                          9.76      12.33        1,458       17,981   26.42%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.74      12.29       51,230      629,672   26.23%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                   9.73      12.28       48,594      596,506   26.16%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   9.72      12.26       29,938      367,131   26.10%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         9.73      12.26       91,816    1,126,047   26.10%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                           9.71      12.22       36,893      450,966   25.91%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                           9.70      12.21        9,466      115,581   25.85%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                           9.69      12.19       15,061      183,646   25.79%
  Lincoln Ch+ II Acs, Ch+ Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                          12/10/03      11.89      12.47        7,239       90,241    4.85%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          07/11/03      10.78      12.26      148,033    1,815,025   13.78%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      9.73      12.28      568,932    6,985,366   26.16%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           9.72      12.24       65,526      801,950   25.97%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         9.71      12.22       36,350      444,329   25.91%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                           9.70      12.21       20,205      246,625   25.85%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          10/09/03      11.80      12.47        1,426       17,786    5.74%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.72      12.25      489,817    6,000,744   26.04%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.70      12.21       31,471      384,301   25.85%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.69      12.19       32,448      395,599   25.79%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         9.69      12.18       31,997      389,699   25.72%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          03/07/03       9.39      12.50        5,175       64,705   33.16%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/09/03      11.98      12.43        3,282       40,791    3.73%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.43      12.27       56,255      690,344   17.61%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/20/03      10.66      12.26       40,036      491,012   15.10%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      11.75      12.21        1,007       12,297    3.88%
Fidelity VIP Equity-Income
  Lincoln Ch+ (1.40% Fee Rate)                                              8.69      11.17    2,883,564   32,199,316   28.52%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           8.69      11.17        5,945       66,384   28.52%
  Lincoln Ch+ (1.60% Fee Rate)                                              8.42      10.80       26,212      283,153   28.26%
  Lincoln Ch+ (1.65% Fee Rate)                                              9.07      11.63       11,582      134,698   28.20%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                       0.15%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) --
   Annuity Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
Fidelity VIP Equity-Income                                    1.84%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/10/03     $10.74     $12.42       50,992  $   633,268   15.65%
  Lincoln Ch+ II (1.40% Fee Rate)                                           9.07      11.63      559,450    6,508,954   28.22%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.06      11.59       66,742      773,857   28.03%
  Lincoln Ch+ II (1.60% Fee Rate)                                           9.05      11.58       34,677      401,575   27.97%
  Lincoln Ch+ II (1.65% Fee Rate)                                           9.04      11.57       45,989      531,988   27.90%
  Lincoln Ch+ II (1.85% Fee Rate)                            02/27/03      10.09      13.75        1,422       19,548   36.28%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        07/25/03       9.33      10.65        9,507      101,216   14.07%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         8.25      10.55      262,090    2,765,583   27.90%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           8.22      10.50       60,796      638,268   27.71%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.36      10.68       15,089      161,109   27.65%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.01      11.50        4,310       49,565   27.58%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          06/10/03      10.74      12.40       97,481    1,209,110   15.52%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   8.26      10.57      834,256    8,818,326   27.97%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           8.23      10.52      232,222    2,442,384   27.77%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.37      10.69       63,086      674,338   27.71%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.02      11.51       46,719      537,934   27.65%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          12/18/03      13.37      13.71        5,063       69,422    2.56%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.04      11.56      461,599    5,334,120   27.84%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.02      11.52       83,591      962,651   27.65%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.02      11.50       38,084      438,103   27.58%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         9.01      11.49       33,302      382,611   27.52%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          10/20/03      12.63      13.70          248        3,401    8.46%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/30/03      10.63      12.42       69,948      868,412   16.83%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           07/03/03      10.73      12.41       30,223      374,993   15.66%
Fidelity VIP Growth
  Lincoln Ch+ (1.40% Fee Rate)                                              7.05       9.24    3,043,013   28,122,995   31.00%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           7.05       9.24       17,287      159,766   31.00%
  Lincoln Ch+ (1.60% Fee Rate)                                              7.86      10.28        2,679       27,530   30.74%
  Lincoln Ch+ (1.65% Fee Rate)                                              8.10      10.58        5,572       58,965   30.68%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2                    1.21%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Growth                                           0.28%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Service Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            08/15/03     $10.89     $12.31       6,767   $   83,285   13.01%
  Lincoln Ch+ II (1.40% Fee Rate)                                           8.10      10.59     166,679    1,764,338   30.70%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.08      10.55      28,098      296,399   30.50%
  Lincoln Ch+ II (1.60% Fee Rate)                                           8.08      10.54       3,771       39,740   30.44%
  Lincoln Ch+ II (1.65% Fee Rate)                                           8.07      10.52      16,683      175,589   30.37%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve                       4.66       6.09      39,574      240,840   30.70%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         4.63       6.04     187,697    1,133,080   30.37%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           4.61       6.01      16,139       96,927   30.18%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           7.31       9.51       1,051        9,997   30.11%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           8.05      10.46         630        6,588   30.05%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          05/30/03      11.49      13.34       1,519       20,267   16.09%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          06/23/03      10.62      12.29      26,647      327,566   15.72%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   4.64       6.05     852,231    5,153,888   30.44%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           4.62       6.02     148,657      894,307   30.24%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         7.32       9.53      20,785      197,988   30.18%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           8.05      10.47      18,697      195,842   30.11%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/01/03      13.10      13.30         794       10,564    1.49%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.07      10.51     107,388    1,128,956   30.31%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.05      10.48       4,101       42,963   30.11%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.05      10.47      11,222      117,439   30.05%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         8.04      10.45       4,715       49,294   29.98%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.61      12.30      22,673      278,994   15.93%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           07/14/03      11.15      12.30       6,669       82,006   10.32%
Fidelity VIP Overseas
  Lincoln Ch+ (1.40% Fee Rate)                                              6.93       9.79     710,845    6,960,970   41.38%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           6.93       9.79      19,303      189,026   41.38%
  Lincoln Ch+ (1.60% Fee Rate)                                              8.53      12.03         165        1,990   41.10%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Fidelity VIP Growth Service Class 2                           0.10%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Fidelity VIP Overseas                                         0.85%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            07/11/03     $11.43     $14.21       4,442   $   63,126   24.34%
  Lincoln Ch+ II (1.40% Fee Rate)                                           8.56      12.07      63,437      765,628   41.05%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.54      12.03      57,931      696,775   40.84%
  Lincoln Ch+ II (1.60% Fee Rate)                            09/24/03      10.48      12.02         696        8,360   14.70%
  Lincoln Ch+ II (1.65% Fee Rate)                                           8.53      12.00       6,510       78,110   40.70%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         5.22       7.34     226,680    1,664,372   40.70%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           5.20       7.30       3,675       26,840   40.49%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)            07/31/03       9.71      11.95       2,462       29,414   23.07%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           8.50      11.93         414        4,939   40.34%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          06/05/03      11.30      14.53       2,143       31,139   28.60%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                          06/13/03      11.23      14.19      54,346      771,348   26.42%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   5.22       7.36     782,379    5,754,528   40.77%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           5.21       7.32      36,619      267,935   40.56%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.51      11.96      16,650      199,130   40.49%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           8.51      11.95      11,813      141,109   40.42%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/26/03      14.16      14.49       5,103       73,926    2.28%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      13.57      14.45       2,026       29,278    6.48%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.52      11.99     104,887    1,257,082   40.63%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.51      11.94       5,651       67,499   40.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.50      11.93       7,720       92,093   40.35%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         8.50      11.92       1,711       20,387   40.28%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)                                          11/03/03      13.51      14.52         125        1,817    7.50%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)                                          12/12/03      13.85      14.47         216        3,120    4.46%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)                                          12/26/03      14.11      14.43         151        2,180    2.27%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/24/03      10.97      14.21      76,691    1,089,476   29.45%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      11.24      14.20      40,179      570,443   26.34%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           12/04/03      13.56      14.13         150        2,126    4.21%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2                         0.23%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                            06/11/03     $10.96     $12.97       18,861  $   244,780   18.36%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                   4.43       6.00    2,013,743   12,076,449   35.34%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                  4.43       6.00        5,290       31,723   35.34%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.64      11.67       31,946      372,878   35.14%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                   8.63      11.66       20,616      240,347   35.07%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                   8.63      11.64       39,010      454,245   35.00%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                    12/04/03      15.35      15.54          224        3,481    1.20%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         4.70       6.35      335,117    2,127,472   35.00%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           4.68       6.32       39,845      251,628   34.80%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           8.60      11.59        2,800       32,460   34.73%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           8.60      11.58          475        5,500   34.66%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                          06/05/03      13.22      15.49        2,216       34,327   17.16%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/13/03      10.74      12.96       33,794      437,805   20.63%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   4.71       6.36    1,531,128    9,737,164   35.07%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           4.69       6.33      102,330      647,398   34.87%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         8.61      11.61       48,647      564,658   34.80%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           8.60      11.59       22,764      263,860   34.73%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.62      11.63      234,270    2,725,614   34.93%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.61      11.60       24,052      278,898   34.73%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.60      11.58       15,242      176,522   34.67%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   8.59      11.57       15,045      174,037   34.60%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/30/03      10.73      12.97       22,352      289,855   20.82%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/20/03      10.81      12.96       17,276      223,890   19.87%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2                              --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                           Unit Value Unit Value
                                                              Commencement Beginning  End of     Units                  Total
Subaccount                                                    Date(1)      of Period  Period     Outstanding Net Assets Return(2)
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Class 2
  Lincoln Ch+ II (1.30% Fee Rate)                               06/11/03     $10.80     $12.71      44,183   $  561,665   17.64%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                      8.63      11.24     837,574    9,414,918   30.30%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                     8.63      11.24       8,030       90,265   30.30%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                            8.97      11.67      41,656      486,120   30.10%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                      8.96      11.65      29,521      344,022   30.04%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                      8.96      11.64      17,670      205,687   29.97%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                       12/04/03      13.13      13.74         260        3,573    4.63%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                            7.94      10.32      79,314      818,662   29.97%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                              7.91      10.27      39,254      403,095   29.78%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                              8.93      11.59       6,260       72,541   29.72%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                              8.93      11.57      10,132      117,280   29.65%
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)                                             06/05/03      11.59      13.69       2,505       34,307   18.19%
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)                                             12/10/03      13.02      13.64       1,992       27,174    4.83%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)           06/30/03      10.63      12.69      30,069      381,671   19.42%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)                                             7.95      10.34     430,429    4,450,694   30.04%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                              7.92      10.29      33,813      347,833   29.85%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                            8.32      10.79      12,586      135,837   29.78%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                              8.93      11.59      10,216      118,364   29.72%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                            8.95      11.63     280,398    3,260,968   29.91%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                            8.93      11.59      33,520      388,473   29.72%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                      8.93      11.57      45,240      523,646   29.65%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                      8.92      11.56      21,189      244,989   29.59%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)       03/07/03       9.54      13.69       5,231       71,581   43.52%
  Lincoln Ch+ Asr (1.35% Fee Rate)                              07/09/03      10.95      12.71      38,371      487,507   16.06%
  Lincoln Ch+ Asr (1.45% Fee Rate)                              06/20/03      10.91      12.70      25,088      318,549   16.40%
  Lincoln Ch+ Asr (2.20% Fee Rate)                              11/28/03      11.93      12.64       1,833       23,165    5.97%

                                                              Investment
                                                              Income
Subaccount                                                    Ratio(3)
------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Class 2                       1.46%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs, Ch+ Asr Acs, and Ch+ II Acs
   (2.10% Fee Rate)
  Lincoln Ch+ Acs, Ch+ II Acs, Ch+ Asr, and Ch+ Asr Acs
   (2.40% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-Shr,
   and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Service Shares
  Lincoln Ch+ II (1.30% Fee Rate)                            06/27/03     $10.21     $10.86      46,755   $  507,997    6.42%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   9.82      11.01     702,157    7,731,196   12.14%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve                                                                  9.82      11.01       7,251       79,839   12.14%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.80      10.97      96,323    1,056,986   11.97%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                   9.79      10.96      20,024      219,459   11.92%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   9.79      10.95      37,861      414,446   11.86%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         9.79      10.95      69,166      757,138   11.86%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                           9.77      10.91      23,451      255,896   11.69%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                           9.77      10.90       3,030       33,041   11.64%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                           9.76      10.89         765        8,333   11.59%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        07/03/03      10.23      10.85      17,011      184,561    6.10%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      9.79      10.96     490,560    5,376,384   11.92%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           9.78      10.92      38,911      425,060   11.75%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         9.77      10.91      23,651      258,094   11.69%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                           9.76      10.90      42,842      466,835   11.64%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          09/25/03      10.61      11.24       8,025       90,162    5.85%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.78      10.93     465,751    5,092,766   11.81%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.76      10.90      46,626      508,215   11.64%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.76      10.89      26,532      288,808   11.58%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   9.75      10.87      45,262      492,105   11.53%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    04/24/03      10.32      11.26         763        8,592    9.19%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/11/03      10.31      10.86      47,831      519,437    5.32%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           08/11/03      10.06      10.85      58,774      637,884    7.92%
Janus Aspen Series Mid Cap Growth Service Shares
  Lincoln Ch+ II (1.30% Fee Rate)                            08/11/03      10.85      12.43       7,048       87,601   14.57%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   8.07      10.73      44,983      482,603   32.90%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.06      10.69       4,178       44,673   32.70%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                   8.05      10.68       5,285       56,437   32.63%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   8.05      10.67       1,985       21,169   32.56%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         8.05      10.67       7,371       78,631   32.56%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                           8.03      10.63         804        8,543   32.37%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)            10/02/03       9.82      10.63         671        7,134    8.18%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        07/24/03      10.87      12.41       9,276      115,074   14.14%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      8.05      10.68      64,989      694,200   32.63%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           8.04      10.64         531        5,652   32.43%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         8.03      10.63      51,271      545,100   32.36%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/08/03      13.14      13.44         397        5,340    2.28%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         8.04      10.66      50,107      534,099   32.50%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.03      10.62       1,633       17,348   32.30%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.03      10.61       4,101       43,523   32.23%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   8.02      10.60       6,831       72,415   32.16%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/11/03      11.06      12.42      14,502      180,095   12.33%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/20/03      10.83      12.41       4,426       54,927   14.65%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Janus Aspen Series Balanced Service Shares                    2.22%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Janus Aspen Series Mid Cap Growth Service Shares                --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Service Shares
  Lincoln Ch+ II (1.30% Fee Rate)                            09/11/03     $11.07     $12.23       4,011   $   49,183   10.46%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   8.44      10.29     130,285    1,340,930   21.96%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve                                                                  8.44      10.29      19,337      199,022   21.96%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         8.42      10.26      12,999      133,319   21.78%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                   8.42      10.25       5,402       55,344   21.72%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   8.41      10.23       3,068       31,396   21.66%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         8.41      10.23      13,090      133,955   21.66%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                           8.40      10.20       3,094       31,554   21.48%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                           8.38      10.17      17,401      177,024   21.35%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        08/19/03      10.91      12.21       8,696      106,208   11.98%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      8.42      10.25     101,541    1,040,303   21.72%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           8.40      10.21       7,684       78,454   21.54%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         8.40      10.20      25,171      256,695   21.48%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                           8.39      10.19       5,267       53,644   21.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr (1.70%
   Fee Rate)                                                                8.41      10.22      38,619      394,721   21.60%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         8.39      10.19       9,320       94,937   21.42%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   8.38      10.17       4,380       44,556   21.36%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                         8.38      10.16       6,629       67,369   21.29%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.59      12.22       8,229      100,597   15.47%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/20/03      10.86      12.22       6,805       83,135   12.53%
Lincoln VIPT Aggressive Growth
  Lincoln Ch+ II (1.30% Fee Rate)                            08/26/03      11.36      12.36       1,687       20,916    8.81%
  Lincoln Ch+ II (1.40% Fee Rate)                                           8.54      11.16      48,061      536,487   30.78%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)             07/17/03       9.91      11.13         238        2,651   12.34%
  Lincoln Ch+ II (1.60% Fee Rate)                            01/10/03       8.99      11.14       3,164       35,247   23.97%
  Lincoln Ch+ II (1.65% Fee Rate)                                           8.51      11.10       1,602       17,791   30.47%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                       8.49      11.06          57          627   30.26%
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)                      8.52      11.12      20,888      232,181   30.54%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                       8.50      11.08       6,496       71,953   30.34%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                     8.50      11.09       5,230       57,979   30.40%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                     8.49      11.05       1,420       15,691   30.20%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                     8.48      11.04       2,357       26,023   30.14%
Lincoln VIPT Aggressive Growth Service Class
  Lincoln Ch+ (1.40% Fee Rate)                               07/25/03      11.11      12.34       3,364       41,504   11.11%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/17/03      10.99      12.34       2,985       36,843   12.32%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/17/03      11.10      12.34       9,123      112,538   11.15%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                       09/04/03      11.81      12.33       1,985       24,484    4.39%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)         10/10/03      12.02      12.32      15,708      193,527    2.44%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Service Shares            0.93%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr (1.70%
   Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Lincoln VIPT Aggressive Growth                                  --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
Lincoln VIPT Aggressive Growth Service Class                    --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                    Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets   Return(2)
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Bond
  Lincoln Ch+ II (1.30% Fee Rate)                           06/10/03     $10.16     $10.05      286,455  $  2,878,548   (1.14)%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                 12.31      13.02   10,820,447   140,935,603    5.79%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                12.31      13.02       25,467       331,710    5.79%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                          10.98      11.60      695,266     8,064,289    5.63%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                 10.95      11.56      248,989     2,878,685    5.58%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                 10.96      11.57      203,611     2,355,585    5.53%
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)                   05/16/03      10.83      10.84       43,095       467,351    0.18%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                         12.34      13.02    1,369,203    17,827,239    5.53%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                         12.30      12.96      351,507     4,553,878    5.37%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                         10.91      11.50      100,010     1,149,613    5.32%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                         10.93      11.51      161,775     1,861,387    5.26%
  Lincoln Ch+ Acs and Ch+ II Acs (2.10% Fee Rate)           04/11/03      10.40      10.81       39,582       427,961    3.94%
  Lincoln Ch+ Acs and Ch+ II Acs (2.60% Fee Rate)           11/05/03      10.57      10.75        5,648        60,691    1.66%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       06/23/03      10.12      10.04      203,771     2,045,103   (0.79)%
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)                                                       12.35      13.04    3,974,689    51,845,262    5.58%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                         12.31      12.98      681,995     8,850,688    5.42%
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)                         10.92      11.51      236,627     2,723,172    5.37%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                         10.94      11.52      272,500     3,138,849    5.32%
  Lincoln Ch+ Bns and Ch+ II Bns (2.05% Fee Rate)           02/27/03      10.44      10.82       38,492       416,427    3.66%
  Lincoln Ch+ Bns and Ch+ II Bns (2.55% Fee Rate)           10/20/03      10.55      10.75       13,432       144,438    1.93%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                   10.96      11.56    3,182,696    36,785,898    5.47%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                   10.94      11.52      587,139     6,763,451    5.32%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                   10.93      11.51      244,477     2,813,194    5.26%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                   10.92      11.49      280,792     3,227,447    5.21%
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)                     03/07/03      10.51      10.81       16,462       177,880    2.85%
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)                     12/12/03      10.73      10.77        1,879        20,233    0.35%
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)                     12/26/03      10.77      10.74        2,143        23,010   (0.31)%
Lincoln VIPT Bond Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          06/18/03      10.11      10.03    1,042,567    10,459,687   (0.74)%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          06/11/03      10.17      10.03      498,436     4,997,491   (1.38)%
  Lincoln Ch+ Asr (2.20% Fee Rate)                          11/17/03       9.94       9.98        5,815        58,030    0.43%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/25/03      10.09      10.02      102,843     1,030,502   (0.71)%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          07/10/03       9.97      10.01      127,748     1,279,258    0.49%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      08/20/03       9.62      10.00       23,036       230,400    3.94%
  Lincoln Ch+ Asr Acs (2.10% Fee Rate)                      10/16/03       9.74       9.99        3,527        35,220    2.49%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      06/10/03      10.16      10.02      667,556     6,691,078   (1.38)%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      06/13/03      10.21      10.00       65,798       658,289   (2.05)%
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)                      09/25/03       9.84       9.97       64,155       639,669    1.32%
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)                      09/15/03       9.75       9.96       33,758       336,175    2.12%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    06/11/03      10.17      10.02      974,392     9,760,536   (1.46)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        06/27/03      10.00      10.01      339,225     3,395,930    0.12%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)                                         07/01/03      10.00      10.00       39,777       397,715   (0.03)%
  Lincoln Ch+ Asr L-Shr (1.95% Fee Rate)                    07/14/03       9.95      10.00        3,631        36,289    0.50%
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)                    10/31/03       9.84       9.98       11,337       113,175    1.42%
Lincoln VIPT Capital Appreciation
  Lincoln Ch+ II (1.30% Fee Rate)                           08/11/03      10.66      12.23        4,961        60,682   14.77%
  Lincoln Ch+ II (1.40% Fee Rate)                                          8.37      10.94       29,125       318,599   30.62%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           8.36      10.90        4,574        49,857   30.43%
  Lincoln Ch+ II (1.60% Fee Rate)                                          8.35      10.89          750         8,171   30.36%
  Lincoln Ch+ II (1.65% Fee Rate)                                          8.35      10.88        1,186        12,898   30.30%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                                      8.35      10.88        3,634        39,530   30.30%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                      8.33      10.84        1,148        12,440   30.10%
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)                     8.35      10.89       21,504       234,152   30.36%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                      8.34      10.85        1,705        18,505   30.17%
  Lincoln Ch+ II Bns (1.85% Fee Rate)                       01/09/03       8.82      10.85          875         9,494   23.02%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    8.35      10.87       76,303       829,369   30.23%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    8.33      10.83          413         4,470   30.03%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    8.32      10.82       13,656       147,722   29.97%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Lincoln VIPT Bond                                            4.48%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (2.10% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (2.60% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (2.05% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)
Lincoln VIPT Bond Service Class                              5.95%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Acs (2.10% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)
  Lincoln Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)
Lincoln VIPT Capital Appreciation                              --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                        Commencement Beginning  End of     Units                  Total
Subaccount                                              Date(1)      of Period  Period     Outstanding Net Assets Return(2)
----------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation Service Class
  Lincoln Ch+ (1.40% Fee Rate)                            05/27/03     $10.33     $12.21      8,722     $106,472    18.14%
  Lincoln Ch+ Asr (1.35% Fee Rate)                        06/26/03      10.49      12.21     10,769      131,528    16.44%
  Lincoln Ch+ Asr (1.45% Fee Rate)                        07/14/03      10.83      12.20      1,011       12,335    12.65%
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)                                       10/17/03      11.42      12.19         88        1,068     6.72%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                    10/10/03      11.47      12.20      1,837       22,410     6.32%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)                                       07/09/03      10.81      12.19      2,375       28,956    12.76%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)      11/12/03      11.81      12.18      2,402       29,267     3.14%
Lincoln VIPT Global Asset Allocation
  Lincoln Ch+ II (1.30% Fee Rate)                         07/11/03      10.58      11.39      8,400       95,738     7.63%
  Lincoln Ch+ II (1.40% Fee Rate)                                        9.53      11.31     68,217      771,597    18.73%
  Lincoln Ch+ II (1.40% Fee Rate) -- Annuity Reserve                     9.53      11.31      5,456       61,707    18.73%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                         9.51      11.27      5,847       65,897    18.55%
  Lincoln Ch+ II (1.60% Fee Rate)                                        9.50      11.26      3,597       40,481    18.49%
  Lincoln Ch+ II (1.65% Fee Rate)                                        9.49      11.24      1,845       20,743    18.43%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                                    9.85      11.66     29,949      349,318    18.43%
  Lincoln Ch+ II Acs (1.80% Fee Rate)                                    9.83      11.63      1,100       12,786    18.25%
  Lincoln Ch+ II Acs (1.90% Fee Rate)                                    9.82      11.60        254        2,942    18.14%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                     07/07/03      10.63      11.37      5,682       64,608     7.02%
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)                   9.50      11.26     65,954      742,411    18.49%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                    9.84      11.64      9,673      112,597    18.32%
  Lincoln Ch+ II Bns (1.80% Fee Rate)                     10/10/03      10.74      11.20         23          253     4.29%
  Lincoln Ch+ II Bns (1.85% Fee Rate)                                    9.47      11.19      8,069       90,304    18.20%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                  9.48      11.23     53,354      598,988    18.37%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                  9.46      11.19        314        3,510    18.20%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                  9.46      11.17      5,987       66,896    18.14%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                  9.45      11.16      2,651       29,585    18.08%
Lincoln VIPT Global Asset Allocation Service Class
  Lincoln Ch+ (1.40% Fee Rate)                            06/12/03      10.59      11.36      3,789       43,045     7.29%
  Lincoln Ch+ Bns (1.75% Fee Rate)                        11/05/03      10.93      11.34        914       10,359     3.67%
  Lincoln Ch+ Asr (1.35% Fee Rate)                        07/30/03      10.41      11.36      7,333       83,325     9.20%
  Lincoln Ch+ Asr (1.45% Fee Rate)                        08/11/03      10.33      11.36      7,325       83,188     9.91%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                    09/15/03      10.62      11.35      1,100       12,482     6.85%
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)                                       07/25/03      10.50      11.34        787        8,930     8.02%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                    08/21/03      10.50      11.35        498        5,651     8.15%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)                                       07/09/03      10.61      11.35     11,952      135,604     6.92%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)      09/12/03      10.63      11.34     17,193      194,992     6.63%

                                                        Investment
                                                        Income
Subaccount                                              Ratio(3)
------------------------------------------------------------------
Lincoln VIPT Capital Appreciation Service Class              --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
Lincoln VIPT Global Asset Allocation                       3.24%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
Lincoln VIPT Global Asset Allocation Service Class         1.51%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                  Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International
  Lincoln Ch+ II (1.30% Fee Rate)                           08/11/03     $11.01     $13.18      18,955   $  249,881   19.73%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                  9.71      13.55     200,194    2,713,517   39.65%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve                                                                 9.71      13.55         572        7,747   39.65%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           9.69      13.51      37,810      510,680   39.44%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                  9.68      13.49      10,246      138,254   39.37%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                  9.68      13.48       6,944       93,588   39.30%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                          9.67      13.48      73,634      992,352   39.30%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                          9.66      13.43       5,026       67,519   39.09%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                          9.65      13.42       5,619       75,385   39.02%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                          9.64      13.40       2,801       37,532   38.95%
  Lincoln Ch+ II Acs and Ch+ Acs (2.10% Fee Rate)           04/11/03      10.13      14.58         842       12,279   43.87%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       07/28/03      11.20      13.16      12,485      164,312   17.53%
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)                                                        9.68      13.49     180,416    2,433,462   39.37%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                          9.67      13.45      18,278      245,854   39.16%
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)           02/24/03       9.26      13.44       7,225       97,087   45.11%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                          9.65      13.42      26,828      359,910   39.02%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    9.67      13.47     116,496    1,568,754   39.23%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    9.65      13.42      13,534      181,637   39.02%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    9.65      13.40      16,778      224,872   38.95%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    9.64      13.39       8,983      120,270   38.89%
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)                     12/12/03      13.91      14.51         590        8,569    4.32%
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)                     12/26/03      14.20      14.48         401        5,808    1.97%
Lincoln VIPT International Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          06/09/03      10.71      13.15     158,565    2,085,613   22.78%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          06/11/03      11.00      13.14     102,569    1,348,257   19.51%
  Lincoln Ch+ Asr (2.20% Fee Rate)                          11/05/03      11.97      13.08         948       12,400    9.33%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/25/03      10.95      13.14      16,995      223,260   19.97%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          07/10/03      10.92      13.13      41,134      540,039   20.23%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      09/10/03      11.29      13.11       3,969       52,049   16.12%
  Lincoln Ch+ Asr Acs and Ch+ Asr (2.40% Fee Rate)          12/10/03      12.44      13.07       1,847       24,141    5.07%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      06/23/03      10.92      13.14     127,716    1,678,305   20.37%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      06/13/03      10.95      13.12      47,853      627,665   19.77%
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)                      12/01/03      12.39      13.07      13,183      172,355    5.49%
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)                      10/16/03      11.88      13.06       6,109       79,764    9.87%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    06/19/03      10.99      13.13     192,922    2,533,599   19.46%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        06/30/03      10.79      13.12      67,969      892,066   21.64%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)                                         07/01/03      10.81      13.11       1,369       17,940   21.31%
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)                    10/31/03      11.83      13.09         821       10,749   10.62%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Lincoln VIPT International                                   2.63%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (2.10% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)
Lincoln VIPT International Service Class                     2.75%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (2.40% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                   Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Money Market
  Lincoln Ch+ II (1.30% Fee Rate)                           06/24/03     $ 9.99     $ 9.96       57,927  $   576,804   (0.39)%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                 11.12      11.04    4,165,863   45,986,526   (0.72)%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                          10.01       9.93      299,536    2,972,925   (0.87)%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                 10.01       9.92       88,551      878,145   (0.92)%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                 10.00       9.90       39,142      387,499   (0.97)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                         10.42      10.32    2,100,947   21,684,102   (0.97)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                         10.39      10.27      180,504    1,853,649   (1.12)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                          9.98       9.86        5,773       56,915   (1.16)%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          9.97       9.85       15,632      153,920   (1.21)%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       06/13/03       9.99       9.94       48,158      478,853   (0.52)%
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)                                                       10.43      10.34    2,074,347   21,444,940   (0.92)%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                         10.40      10.29      642,350    6,606,755   (1.07)%
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)                          9.98       9.87      175,379    1,730,989   (1.12)%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          9.97       9.86       26,826      264,404   (1.16)%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    9.99       9.89      849,480    8,401,011   (1.02)%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    9.97       9.86      102,303    1,008,454   (1.16)%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    9.97       9.85       30,875      304,030   (1.21)%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    9.96       9.83       49,125      483,146   (1.26)%
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)                     12/12/03       9.81       9.80          685        6,714   (0.10)%
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)                     12/26/03       9.78       9.77        1,398       13,664   (0.03)%
Lincoln VIPT Money Market Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          06/18/03       9.99       9.94      215,198    2,138,480   (0.56)%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          06/11/03       9.99       9.93       83,571      829,950   (0.63)%
  Lincoln Ch+ Asr (2.20% Fee Rate)                          11/28/03       9.90       9.89        3,772       37,287   (0.16)%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/25/03       9.99       9.92       65,299      648,087   (0.64)%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          07/11/03       9.98       9.92       44,643      442,805   (0.64)%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      09/10/03       9.95       9.91        7,140       70,732   (0.47)%
  Lincoln Ch+ Asr Acs and Ch+ Asr (2.40% Fee Rate)          12/24/03       9.88       9.87        6,116       60,384   (0.04)%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      07/11/03       9.98       9.93      236,770    2,350,660   (0.56)%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      06/13/03       9.99       9.91       15,581      154,403   (0.81)%
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)                      11/06/03       9.91       9.88        4,615       45,643   (0.31)%
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)                      10/09/03       9.91       9.86       11,718      115,579   (0.51)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    07/01/03       9.99       9.92      301,823    2,994,651   (0.65)%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        06/27/03       9.99       9.92       69,360      687,752   (0.71)%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)                                         07/01/03       9.98       9.90        1,909       18,903   (0.79)%
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)                    10/31/03       9.92       9.89        2,599       25,698   (0.30)%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Lincoln VIPT Money Market                                    0.70%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)
Lincoln VIPT Money Market Service Class                      0.17%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (2.40% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                  Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Social Awareness
  Lincoln Ch+ II (1.30% Fee Rate)                           08/11/03     $10.74     $12.30      10,538   $  129,787   14.57%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                  8.85      11.50     496,407    5,709,222   30.03%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           8.83      11.46      30,401      348,393   29.83%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                   01/10/03       9.25      11.47       2,490       28,555   23.98%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                  8.82      11.44      11,097      126,910   29.70%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                          9.27      12.03      48,538      583,772   29.70%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)           05/16/03       9.97      11.99       5,596       67,067   20.20%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)           07/31/03      10.09      11.38       2,602       29,619   12.80%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       07/29/03      10.90      12.29      15,332      188,439   12.75%
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)                                                        8.82      11.45     194,181    2,223,120   29.77%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)           05/16/03       9.98      12.00       3,579       42,942   20.24%
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)           05/16/03       9.48      11.40      17,910      204,129   20.20%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                          8.79      11.38      22,367      254,563   29.45%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    8.81      11.42      54,871      626,641   29.65%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                     06/11/03      10.10      11.37       7,707       87,615   12.61%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    8.78      11.35       4,392       49,868   29.33%
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)                     12/12/03      13.17      13.49         510        6,882    2.39%
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)                     12/26/03      13.30      13.46         481        6,470    1.19%
Lincoln VIPT Social Awareness Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          06/18/03      11.00      12.28     122,171    1,500,551   11.70%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          06/11/03      10.89      12.27      64,861      796,151   12.74%
  Lincoln Ch+ Asr (2.20% Fee Rate)                          11/28/03      11.80      12.22       1,307       15,974    3.52%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/27/03      10.66      12.27      15,649      191,976   15.03%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          07/15/03      11.03      12.26      27,484      336,944   11.16%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      09/10/03      11.06      12.24       3,934       48,175   10.73%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      07/11/03      11.01      12.27      89,167    1,094,158   11.46%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      06/13/03      10.77      12.25      16,847      206,351   13.71%
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)                      12/26/03      12.06      12.21      10,099      123,271    1.19%
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)                      10/16/03      11.57      12.19       6,167       75,204    5.38%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    06/19/03      10.84      12.26     158,632    1,945,360   13.09%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        06/30/03      10.66      12.26      48,857      598,784   15.01%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)                                         07/01/03      10.73      12.24         663        8,119   14.03%
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)                    10/31/03      11.61      12.22         676        8,267    5.26%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Lincoln VIPT Social Awareness                                1.43%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr (2.65% Fee Rate)
Lincoln VIPT Social Awareness Service Class                  1.09%
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr Bns (2.35% Fee Rate)
  Lincoln Ch+ Asr Bns (2.55% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr, and Ch+ Asr Acs
   (1.90% Fee Rate)
  Lincoln Ch+ Asr L-Shr (2.15% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                 Unit Value Unit Value
                                                    Commencement Beginning  End of     Units                   Total
Subaccount                                          Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------
MFS VIT Capital Opportunities Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                     07/11/03     $10.97     $11.93       20,500  $   244,554    8.77%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                            8.23      10.32       43,781      451,887   25.35%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                  8.22      10.28        7,052       72,529   25.16%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                            8.21      10.27        8,887       91,295   25.10%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                            8.21      10.26       16,496      169,295   25.03%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)             10/31/03      12.63      13.28          994       13,204    5.20%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Acs (1.65% Fee Rate)                                          8.21      10.26       18,476      189,613   25.03%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                    8.19      10.23        6,818       69,730   24.85%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                    8.18      10.20          161        1,646   24.73%
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)                                   09/11/03      11.18      11.91        9,922      118,220    6.53%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ II L-Shr, and Ch+ Bns (1.60% Fee Rate)                        8.21      10.27       40,888      420,068   25.10%
  Lincoln Ch+ II Bns and Ch+ Bns
   (1.75% Fee Rate)                                                  8.20      10.24        1,299       13,303   24.91%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                  8.19      10.23       41,323      422,561   24.85%
  Lincoln Ch+ II Bns and Ch+ Bns
   (1.85% Fee Rate)                                                  8.19      10.21        3,015       30,796   24.78%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                  8.20      10.25       60,382      619,046   24.97%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr
   Acs (1.85% Fee Rate)                                              8.18      10.21       11,359      116,016   24.78%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Asr L-Shr (1.90% Fee Rate)                                    8.18      10.20        9,429       96,200   24.72%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)                                                  8.18      10.19        8,493       86,560   24.66%
  Lincoln Ch+ Asr (1.35% Fee Rate)                    06/09/03      10.62      11.93        3,741       44,621   12.30%
  Lincoln Ch+ Asr (1.45% Fee Rate)                    09/24/03      11.08      11.92        2,685       31,997    7.56%
MFS VIT Emerging Growth
  Lincoln Ch+ (1.40% Fee Rate)                                       6.64       8.53    1,321,575   11,272,150   28.42%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity
   Reserve                                                           6.64       8.53        3,829       32,658   28.42%
  Lincoln Ch+ (1.60% Fee Rate)                                       7.91      10.14        2,871       29,111   28.16%
  Lincoln Ch+ (1.65% Fee Rate)                        06/10/03       9.18      10.13        1,636       16,571   10.35%

                                                    Investment
                                                    Income
Subaccount                                          Ratio(3)
--------------------------------------------------------------
MFS VIT Capital Opportunities Service Class             --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns
   (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr,
   Ch+ II L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns
   (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr
   Acs (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and
   Ch+ Asr L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr
   (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
MFS VIT Emerging Growth                                 --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            07/02/03     $10.90     $11.88        7,996  $    94,970    8.97%
  Lincoln Ch+ II (1.40% Fee Rate)                                           7.92      10.15       41,417      420,259   28.13%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         7.90      10.11       15,137      153,074   27.94%
  Lincoln Ch+ II (1.60% Fee Rate)                                           7.90      10.10        1,237       12,495   27.88%
  Lincoln Ch+ II (1.65% Fee Rate)                                           7.89      10.09        4,633       46,744   27.81%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        11/06/03       4.43       4.48        3,626       16,249    1.12%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                         3.47       4.44      173,447      769,374   27.81%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                           3.46       4.41       32,560      143,691   27.62%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           7.17       9.14        4,290       39,223   27.55%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           7.87      10.03          733        7,352   27.49%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        08/14/03      10.85      11.86        7,572       89,827    9.29%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                   3.47       4.44      524,455    2,330,524   27.87%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                           3.46       4.42       60,460      267,256   27.68%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         7.88      10.05       74,442      748,456   27.62%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           7.87      10.04        5,090       51,120   27.55%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/01/03      12.93      12.92          806       10,416   (0.06)%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         7.89      10.08       58,127      585,847   27.75%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         7.87      10.04        3,909       39,267   27.56%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   7.87      10.03        1,674       16,800   27.49%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   7.87      10.02        2,644       26,501   27.43%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/22/03      10.88      11.87        4,904       58,235    9.11%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/20/03      10.85      11.87        3,364       39,917    9.39%
MFS VIT Total Return
  Lincoln Ch+ (1.40% Fee Rate)                                             10.90      12.50    3,965,058   49,557,710   14.71%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                          10.90      12.50        4,654       58,168   14.71%
  Lincoln Ch+ (1.60% Fee Rate)                                              9.60      10.99       49,350      542,435   14.48%
  Lincoln Ch+ (1.65% Fee Rate)                                              9.93      11.36        4,900       55,654   14.42%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
MFS VIT Emerging Growth Service Class                           --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
MFS VIT Total Return                                          1.75%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                   Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
--------------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                            06/10/03     $10.41     $11.11      185,055  $ 2,056,861    6.74%
  Lincoln Ch+ II (1.40% Fee Rate)                                           9.93      11.36    1,163,633   13,223,955   14.39%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.92      11.33      209,388    2,372,012   14.22%
  Lincoln Ch+ II (1.60% Fee Rate)                                           9.91      11.31       81,747      924,683   14.16%
  Lincoln Ch+ II (1.65% Fee Rate)                                           9.90      11.30       84,479      954,484   14.11%
  Lincoln Ch+ II (1.85% Fee Rate)                            02/27/03      10.06      11.84          897       10,621   17.68%
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve        01/29/03      10.07      11.74        5,251       61,642   16.57%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                        10.19      11.63      687,656    7,998,057   14.11%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                          10.16      11.57      211,498    2,447,734   13.94%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                           9.88      11.25       76,353      858,821   13.88%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                           9.87      11.24       47,737      536,345   13.82%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        06/10/03      10.41      11.10      315,487    3,502,242    6.62%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                  10.21      11.65    2,148,728   25,034,872   14.16%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                          10.17      11.59      365,089    4,232,144   13.99%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                         9.55      10.89      102,821    1,119,256   13.94%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                           9.88      11.25       85,339      959,995   13.88%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                          11/26/03      11.34      11.81       18,720      221,030    4.09%
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          11/17/03      11.24      11.76        8,872      104,376    4.67%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.90      11.29    1,463,521   16,517,543   14.05%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.88      11.25      125,656    1,413,611   13.88%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.87      11.24      190,671    2,142,629   13.82%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   9.86      11.22      154,380    1,732,481   13.77%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    04/24/03      10.49      11.79        2,377       28,032   12.39%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)    12/10/03      11.39      11.75        2,221       26,091    3.15%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           07/11/03      10.41      11.11      157,682    1,752,081    6.78%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/18/03      10.53      11.10      109,436    1,215,236    5.46%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/05/03      10.55      11.05          898        9,921    4.78%
MFS VIT Utilities
  Lincoln Ch+ (1.40% Fee Rate)                                              7.94      10.64    2,490,706   26,507,025   34.01%
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve                           7.94      10.64        2,642       28,113   34.01%
  Lincoln Ch+ (1.60% Fee Rate)                                              7.13       9.53       21,860      208,344   33.74%
  Lincoln Ch+ (1.65% Fee Rate)                                              7.49      10.01       10,771      107,860   33.67%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
MFS VIT Total Return Service Class                            1.41%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II (1.85% Fee Rate)
  Lincoln Ch+ Acs (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)
MFS VIT Utilities                                             2.31%
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ (1.40% Fee Rate) -- Annuity Reserve
  Lincoln Ch+ (1.60% Fee Rate)
  Lincoln Ch+ (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                             Unit Value Unit Value
                                                                Commencement Beginning  End of     Units
Subaccount                                                      Date(1)      of Period  Period     Outstanding Net Assets
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Utilities Service Class
  Lincoln Ch+ II (1.30% Fee Rate)                                 06/11/03     $10.75     $11.95       28,020  $  334,938
  Lincoln Ch+ II (1.40% Fee Rate)                                                7.49      10.02      199,988   2,003,076
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee Rate)                   7.48       9.98       42,438     423,654
  Lincoln Ch+ II (1.60% Fee Rate)                                                7.47       9.97       11,843     118,101
  Lincoln Ch+ II (1.65% Fee Rate)                                                7.47       9.96        5,903      58,801
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                                              5.58       7.44      203,245   1,512,035
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                                5.56       7.40       52,296     387,062
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                                7.08       9.42        2,053      19,348
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             06/13/03      10.75      11.94       44,211     527,828
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                                        5.59       7.45    1,246,530   9,290,047
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                                5.57       7.41      231,839   1,718,844
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                                              7.09       9.43      176,169   1,662,028
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                                7.45       9.92      152,860   1,515,642
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                               11/26/03      14.14      15.10        5,285      79,819
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                              7.46       9.95      233,926   2,326,699
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                              7.45       9.91       58,280     577,738
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         01/17/03       7.77       9.91       18,389     182,209
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                        7.44       9.89          837       8,274
  Lincoln Ch+ Asr (1.35% Fee Rate)                                06/27/03      10.74      11.95       17,245     206,082
  Lincoln Ch+ Asr (1.45% Fee Rate)                                06/23/03      10.75      11.94       13,977     166,915
NB AMT Mid-Cap Growth
  Lincoln Ch+ II (1.30% Fee Rate)                                 06/11/03      10.84      12.17       24,462     297,725
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                        8.37      10.57      383,163   4,050,066
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                              8.35      10.53       64,118     675,384
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                        8.35      10.52       20,117     211,677
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                        8.34      10.51       13,785     144,881
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                         02/27/03       9.46      12.50        4,050      50,645
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                              8.34      10.51       76,048     799,270
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                                8.33      10.47       22,911     239,955
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                                8.32      10.46        9,724     101,724
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                                8.32      10.45       16,485     172,273
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             06/30/03      10.73      12.15       33,173     403,083
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                           8.35      10.52      313,425   3,297,709
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                                8.33      10.49      254,991   2,673,611
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                              8.33      10.47       33,126     346,922
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                                8.32      10.46       18,679     195,427
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)                                               03/18/03       9.77      12.47        1,277      15,930
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                               10/09/03      11.90      12.43          473       5,872
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                              8.34      10.50      338,322   3,551,504
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                              8.32      10.46       50,028     523,419
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                        8.32      10.45       24,928     260,518
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                        8.31      10.44       19,285     201,315
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)         10/20/03      11.96      12.46          394       4,911
  Lincoln Ch+ Asr (1.35% Fee Rate)                                06/09/03      10.54      12.16       48,850     594,137
  Lincoln Ch+ Asr (1.45% Fee Rate)                                06/16/03      10.96      12.15       23,891     290,394

                                                                          Investment
                                                                Total     Income
Subaccount                                                      Return(2) Ratio(3)
------------------------------------------------------------------------------------
MFS VIT Utilities Service Class                                              1.65%
  Lincoln Ch+ II (1.30% Fee Rate)                                 11.19%
  Lincoln Ch+ II (1.40% Fee Rate)                                 33.69%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs (1.55% Fee Rate)    33.49%
  Lincoln Ch+ II (1.60% Fee Rate)                                 33.42%
  Lincoln Ch+ II (1.65% Fee Rate)                                 33.36%
  Lincoln Ch+ Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ II Acs
   (1.65% Fee Rate)                                               33.36%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                 33.16%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                 33.09%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             11.08%
  Lincoln Ch+ Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ II Bns (1.60% Fee Rate)                         33.42%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                 33.22%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (1.80% Fee Rate)                                               33.16%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                 33.09%
  Lincoln Ch+ Bns, Ch+ Asr Bns, and Ch+ II Bns
   (2.05% Fee Rate)                                                6.80%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                               33.29%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                               33.09%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         27.58%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)         32.96%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                11.23%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                11.07%
NB AMT Mid-Cap Growth                                                          --
  Lincoln Ch+ II (1.30% Fee Rate)                                 12.24%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                         26.29%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                               26.10%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                         26.04%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                         25.98%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                         32.19%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                               25.98%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                 25.79%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                 25.73%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                 25.66%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)             13.29%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                            26.04%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                 25.85%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                               25.79%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                 25.73%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)                                               27.64%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                                4.44%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                               25.91%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                               25.73%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                         25.66%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)         25.60%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)          4.13%
  Lincoln Ch+ Asr (1.35% Fee Rate)                                15.44%
  Lincoln Ch+ Asr (1.45% Fee Rate)                                10.86%

Lincoln Life Variable Annuity Account N

                                                                        Unit Value Unit Value
                                                           Commencement Beginning  End of     Units                  Total
Subaccount                                                 Date(1)      of Period  Period     Outstanding Net Assets Return(2)
-------------------------------------------------------------------------------------------------------------------------------
NB AMT Regency
  Lincoln Ch+ II (1.30% Fee Rate)                            06/27/03     $10.63     $12.83       9,553   $  122,543   20.70%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                   9.84      13.18     167,666    2,210,453   33.96%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                         9.82      13.14     101,351    1,331,677   33.76%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                   9.82      13.12       6,474       84,958   33.69%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                   9.81      13.11       6,714       88,006   33.62%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                         9.81      13.11      82,748    1,084,613   33.62%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)            02/11/03       9.39      13.08       3,154       41,243   39.29%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)                           9.78      13.05       4,196       54,745   33.36%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)            02/10/03       9.42      13.05       2,131       27,803   38.49%
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (2.10% Fee Rate)                                          06/05/03      11.66      13.88       2,501       34,720   19.11%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)        07/03/03      10.68      12.81      79,112    1,013,523   20.01%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                      9.82      13.12     245,557    3,222,715   33.69%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                           9.80      13.08      15,746      205,964   33.49%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                         9.79      13.06      18,672      243,918   33.42%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                           9.79      13.05      16,920      220,818   33.36%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)                                          03/18/03      10.08      13.89         748       10,388   37.87%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)                                          12/26/03      13.68      13.84       6,150       85,121    1.14%
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)                                          10/16/03      12.81      13.81       2,363       32,624    7.76%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                         9.81      13.10     167,157    2,189,215   33.56%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                         9.79      13.05      20,003      261,071   33.36%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                   9.78      13.04      22,017      287,071   33.29%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                   9.78      13.02       4,778       62,234   33.22%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)    10/31/03      13.05      13.87         441        6,123    6.33%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)    12/12/03      13.44      13.82         278        3,840    2.85%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)    12/26/03      13.64      13.79         157        2,159    1.13%
  Lincoln Ch+ Asr (1.35% Fee Rate)                           06/09/03      10.58      12.82     105,781    1,356,431   21.20%
  Lincoln Ch+ Asr (1.45% Fee Rate)                           06/11/03      10.79      12.82      56,235      720,659   18.74%
  Lincoln Ch+ Asr (2.20% Fee Rate)                           11/28/03      12.40      12.76       1,084       13,822    2.88%

                                                           Investment
                                                           Income
Subaccount                                                 Ratio(3)
---------------------------------------------------------------------
NB AMT Regency                                                 --
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr Acs, and Ch+ Acs
   (2.10% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (2.05% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.35% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Bns, and Ch+ Asr Bns
   (2.55% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.15% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.45% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (2.65% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr (2.20% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                          Unit Value Unit Value
                                                             Commencement Beginning  End of     Units                  Total
Subaccount                                                   Date(1)      of Period  Period     Outstanding Net Assets Return(2)
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth & Income Class IB
  Lincoln Ch+ II (1.30% Fee Rate)                              06/20/03     $10.93     $12.16      10,039   $  122,206   11.33%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                     8.68      10.91     166,315    1,814,152   25.61%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                           8.67      10.87      12,414      134,960   25.42%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                      01/10/03       9.12      10.87      15,731      171,022   19.27%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                     8.65      10.84       2,170       23,527   25.30%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                      02/27/03      10.10      13.50         893       12,061   33.61%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                           8.65      10.84      21,254      230,477   25.30%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                             8.64      10.81       3,918       42,352   25.11%
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)              01/16/03       8.99      10.80       3,744       40,441   20.21%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                             8.63      10.78       1,350       14,557   24.99%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)          08/18/03      10.80      12.15      18,853      229,027   12.45%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)                                        8.66      10.86     119,028    1,292,261   25.36%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                             8.65      10.82      34,384      372,119   25.17%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                           8.64      10.81       9,008       97,374   25.11%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                             8.63      10.79      12,013      129,673   25.05%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                           8.65      10.83     123,537    1,338,285   25.24%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                           8.64      10.80       9,796      105,777   25.05%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                     8.63      10.78       7,364       79,421   24.99%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                     8.62      10.77       7,329       78,923   24.92%
  Lincoln Ch+ Asr (1.35% Fee Rate)                             07/11/03      10.90      12.16          65          789   11.54%
  Lincoln Ch+ Asr (1.45% Fee Rate)                             09/11/03      10.90      12.15       1,467       17,826   11.44%
Putnam VT Health Sciences Class IB
  Lincoln Ch+ II (1.30% Fee Rate)                              07/07/03      10.68      11.00      12,996      143,000    3.03%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                     8.31       9.70     106,326    1,031,072   16.74%
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)                                                           8.29       9.66      24,790      239,571   16.57%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                     8.28       9.65      11,967      115,489   16.51%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                     8.28       9.64       1,718       16,564   16.45%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                      02/27/03       9.42      11.30       2,542       28,722   19.92%
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)                                                           8.28       9.64      30,606      295,067   16.45%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                             8.26       9.61       2,825       27,148   16.28%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                             8.26       9.59       1,635       15,681   16.16%
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)          06/30/03      10.48      10.99      13,898      152,733    4.89%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-
   Shr, and Ch+ Bns (1.60% Fee Rate)                                          8.29       9.65     101,846      983,108   16.51%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                             8.27       9.62      28,425      273,493   16.34%
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)                                                           8.27       9.61       9,544       91,736   16.28%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                             8.26       9.60      14,889      142,943   16.22%
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)                                                           8.27       9.63     111,100    1,069,992   16.39%
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)                                                           8.26       9.60       9,603       92,185   16.22%
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)                                                     8.26       9.59       8,567       82,152   16.16%
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)                     8.25       9.57      10,336       98,957   16.10%
  Lincoln Ch+ Asr (1.35% Fee Rate)                             07/11/03      10.63      11.00      18,836      207,189    3.52%
  Lincoln Ch+ Asr (1.45% Fee Rate)                             07/03/03      10.57      10.99       5,923       65,117    4.03%

                                                             Investment
                                                             Income
Subaccount                                                   Ratio(3)
-----------------------------------------------------------------------
Putnam VT Growth & Income Class IB                              1.21%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II
   L-Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
Putnam VT Health Sciences Class IB                              0.44%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II, Ch+ Asr Acs, and Ch+ II Acs
   (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)
  Lincoln Ch+ II Acs, Ch+ Asr, Ch+ Asr Acs, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, Ch+ Asr L-Shr, Ch+ II L-
   Shr, and Ch+ Bns (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ Asr Bns, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, and Ch+ Asr L-Shr
   (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr Bns, and Ch+ Asr Acs
   (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr, Ch+ Asr, Ch+ Asr Acs, and Ch+ Asr
   L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr and Ch+ Asr L-Shr (1.95% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                   Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets  Return(2)
-------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
  Lincoln Ch+ II (1.30% Fee Rate)                           09/11/03     $11.21     $12.95        3,954  $    51,190   15.50%
  Lincoln Ch+ II (1.40% Fee Rate)                                          8.20      10.78       27,207      293,332   31.50%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           8.19      10.75       39,711      426,895   31.30%
  Lincoln Ch+ II (1.65% Fee Rate)                                          8.17      10.72        1,916       20,542   31.17%
  Lincoln Ch+ II Acs (1.65% Fee Rate)                                      8.17      10.72        4,301       46,111   31.17%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       07/01/03      10.49      12.93        3,845       49,727   23.28%
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)                     8.18      10.73       28,994      311,149   31.24%
  Lincoln Ch+ II Bns (1.75% Fee Rate)                                      8.16      10.70        5,590       59,800   31.04%
  Lincoln Ch+ II Bns (2.05% Fee Rate)                       06/18/03      11.61      13.60        1,419       19,301   17.18%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    8.16      10.70       44,501      476,293   31.11%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    8.15      10.66        9,612      102,506   30.91%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    8.14      10.65        1,463       15,582   30.85%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    8.13      10.64        1,103       11,728   30.78%
Scudder VIT EAFE Equity Index Service Class
  Lincoln Ch+ (1.40% Fee Rate)                              05/19/03      10.00      12.90       14,253      183,980   29.04%
  Lincoln Ch+ Bns (1.75% Fee Rate)                          06/16/03      10.92      12.88        4,445       57,234   17.89%
  Lincoln Ch+ Asr (1.35% Fee Rate)                          06/09/03      10.63      12.91       11,264      145,403   21.47%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          08/12/03      10.76      12.90        3,242       41,822   19.92%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      08/04/03      10.63      12.89        1,487       19,168   21.26%
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)                                         05/22/03      10.08      12.88          850       10,951   27.85%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      07/08/03      10.80      12.90       10,850      139,929   19.38%
  Lincoln Ch+ Asr Bns, Ch+ Acs, and Ch+ Bns
   (1.80% Fee Rate)                                         07/14/03      10.83      12.87          105        1,355   18.90%
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)                                         05/19/03      10.00      12.89       10,506      135,407   28.88%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        12/24/03      12.60      12.88           79        1,017    2.21%
Scudder VIT Equity 500 Index
  Lincoln Ch+ II (1.30% Fee Rate)                           06/10/03      10.69      12.08       26,637      321,831   12.96%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)                                  7.30       9.23    6,386,059   58,933,996   26.38%
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve                                                                 7.30       9.23       39,931      368,508   26.38%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           8.63      10.89       51,308      558,789   26.19%
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)                                  8.02      10.12       47,257      478,044   26.12%
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)                                  8.62      10.87       21,245      230,841   26.06%
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)                          5.93       7.48      287,548    2,150,245   26.06%
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)                          5.91       7.44       36,113      268,673   25.87%
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)                          8.60      10.82        1,373       14,849   25.81%
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)                          8.59      10.80        1,164       12,580   25.75%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       07/01/03      10.66      12.06       29,659      357,788   13.15%
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)                                                        5.90       7.44    1,281,530    9,537,609   26.12%
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)                          5.92       7.45      275,255    2,051,268   25.94%
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)                          8.00      10.07       45,793      461,096   25.87%
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)                          8.60      10.81       16,570      179,196   25.81%
  Lincoln Ch+ Bns and Ch+ II Bns (2.05% Fee Rate)           03/18/03      10.28      13.12        2,270       29,773   27.64%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    8.62      10.86      416,826    4,524,668   26.00%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    8.60      10.82       37,863      409,627   25.81%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    8.59      10.80       28,650      309,544   25.75%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    8.59      10.79        8,284       89,400   25.68%
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)                     03/07/03       9.84      13.10        4,971       65,127   33.16%
Scudder VIT Equity 500 Index Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          07/08/03      10.93      12.05       79,533      958,549   10.25%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          07/02/03      10.78      12.04       62,101      747,959   11.77%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/25/03      10.58      12.04        3,841       46,228   13.78%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          08/28/03      10.87      12.03       10,132      121,882   10.66%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      11/20/03      11.18      12.01        3,359       40,361    7.46%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      06/10/03      10.68      12.04       68,765      827,965   12.74%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      07/14/03      10.88      12.02        2,752       33,069   10.47%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    06/13/03      10.73      12.03       47,176      567,666   12.14%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        06/27/03      10.59      12.03       22,126      266,071   13.59%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                3.73%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ II L-Shr (1.60% Fee Rate)
  Lincoln Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns (2.05% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
Scudder VIT EAFE Equity Index Service Class                    --
  Lincoln Ch+ (1.40% Fee Rate)
  Lincoln Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs, Ch+ Asr, Ch+, and Ch+ Acs
   (1.65% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns, Ch+ Acs, and Ch+ Bns
   (1.80% Fee Rate)
  Lincoln Ch+ Asr L-Shr, Ch+ Asr Bns, Ch+ Bns, and Ch+
   (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)
Scudder VIT Equity 500 Index                                 1.05%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.60% Fee Rate)
  Lincoln Ch+ and Ch+ II (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.65% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.80% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.85% Fee Rate)
  Lincoln Ch+ Acs and Ch+ II Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ Bns, Ch+ II L-Shr, and Ch+ II Bns
   (1.60% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.75% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.80% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (1.85% Fee Rate)
  Lincoln Ch+ Bns and Ch+ II Bns (2.05% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)
Scudder VIT Equity 500 Index Service Class                     --
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                       Unit Value Unit Value
                                                          Commencement Beginning  End of     Units                  Total
Subaccount                                                Date(1)      of Period  Period     Outstanding Net Assets Return(2)
------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
  Lincoln Ch+ II (1.30% Fee Rate)                           08/27/03     $11.99     $13.58      11,061   $  150,381   13.25%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)                                  9.49      13.71     476,119    6,526,854   44.39%
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve                                                                 9.49      13.71       2,361       32,359   44.39%
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)                           9.48      13.66       9,860      134,697   44.18%
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)                                  9.47      13.65       3,082       42,059   44.10%
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)                                  9.46      13.63       5,210       71,021   44.03%
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)                   06/17/03      13.14      15.91       1,411       22,451   21.07%
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)                          9.46      13.63      29,141      397,208   44.03%
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)                          9.44      13.58       7,252       98,499   43.82%
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)                          9.43      13.55       3,926       53,207   43.68%
  Lincoln Ch+ II Bns (1.50% Fee Rate)                       06/23/03      10.73      13.56      13,730      186,238   26.37%
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)                                                        9.47      13.65      88,895    1,213,060   44.11%
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)                          9.45      13.60      15,969      217,177   43.89%
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)                          9.45      13.58      45,474      617,733   43.82%
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)                          9.44      13.57      11,214      152,159   43.75%
  Lincoln Ch+ II Bns and Ch+ Bns (2.05% Fee Rate)           06/27/03      12.87      15.87       4,108       65,197   23.35%
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)                                    9.46      13.62      97,888    1,332,963   43.96%
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)                                    9.44      13.57      21,881      296,974   43.75%
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)                                    9.44      13.56       3,315       44,941   43.68%
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)                                    9.43      13.54       1,892       25,612   43.60%
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)                     10/20/03      14.88      15.85         318        5,032    6.54%
Scudder VIT Small Cap Index Service Class
  Lincoln Ch+ Asr (1.35% Fee Rate)                          07/08/03      11.59      13.55      31,979      433,367   16.95%
  Lincoln Ch+ Asr (1.45% Fee Rate)                          07/02/03      11.22      13.54      16,399      222,099   20.70%
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)                      06/25/03      10.82      13.53       1,857       25,136   25.08%
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)          07/10/03      11.47      13.53      12,046      162,947   17.93%
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)      11/20/03      12.70      13.51       1,565       21,143    6.41%
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)                      06/17/03      11.18      13.54      30,375      411,253   21.08%
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)                      07/14/03      11.70      13.51      63,190      853,966   15.51%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)    07/11/03      11.58      13.53      11,751      159,001   16.82%
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)        07/31/03      11.61      13.52      32,230      435,826   16.43%

                                                          Investment
                                                          Income
Subaccount                                                Ratio(3)
--------------------------------------------------------------------
Scudder VIT Small Cap Index                                  0.29%
  Lincoln Ch+ II (1.30% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.40% Fee Rate) -- Annuity
   Reserve
  Lincoln Ch+ II and Ch+ II Acs (1.55% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.60% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.65% Fee Rate)
  Lincoln Ch+ II and Ch+ (1.85% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.65% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.80% Fee Rate)
  Lincoln Ch+ II Acs and Ch+ Acs (1.90% Fee Rate)
  Lincoln Ch+ II Bns (1.50% Fee Rate)
  Lincoln Ch+ II Bns, Ch+ II L-Shr, and Ch+ Bns
   (1.60% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.75% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.80% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (1.85% Fee Rate)
  Lincoln Ch+ II Bns and Ch+ Bns (2.05% Fee Rate)
  Lincoln Ch+ II L-Shr (1.70% Fee Rate)
  Lincoln Ch+ II L-Shr (1.85% Fee Rate)
  Lincoln Ch+ II L-Shr (1.90% Fee Rate)
  Lincoln Ch+ II L-Shr (1.95% Fee Rate)
  Lincoln Ch+ II L-Shr (2.15% Fee Rate)
Scudder VIT Small Cap Index Service Class                      --
  Lincoln Ch+ Asr (1.35% Fee Rate)
  Lincoln Ch+ Asr (1.45% Fee Rate)
  Lincoln Ch+ Asr Acs (1.55% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr (1.65% Fee Rate)
  Lincoln Ch+ Asr Acs and Ch+ Asr Bns (1.85% Fee Rate)
  Lincoln Ch+ Asr Bns (1.50% Fee Rate)
  Lincoln Ch+ Asr Bns (1.80% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr Bns (1.60% Fee Rate)
  Lincoln Ch+ Asr L-Shr and Ch+ Asr (1.70% Fee Rate)

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Listed below are the abbreviations used for the product name in this footnote:

CH+ -- Choice Plus
ACS -- Access
ASR -- Assurance
BNS -- Bonus
L-SHR -- L Shares

Lincoln Life Variable Annuity Account N

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                            --
  Lincoln Choice Plus (1.40% Fee Rate)                        $ 6.31     $4.71     1,598,335  $ 7,527,870  (25.41)%
  Lincoln Choice Plus (1.60% Fee Rate)                         11.72      8.73         6,843       59,717  (25.56)%
  Lincoln Choice Plus (1.65% Fee Rate)                         12.13      9.03         2,457       22,188  (25.58)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   5.98      4.45       110,378      490,889  (25.60)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   5.96      4.43        23,569      104,441  (25.71)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                  10.99      8.16         4,856       39,643  (25.74)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    5.93      4.42       366,142    1,617,464  (25.56)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    5.97      4.44        93,052      412,843  (25.67)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                   12.13      9.01         4,343       39,130  (25.71)%
AIM V.I. Growth                                                                                                          --
  Lincoln Choice Plus (1.40% Fee Rate)                          7.57      5.15     2,373,885   12,236,865  (31.93)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)      7.57      5.15         2,523       13,007  (31.93)%
  Lincoln Choice Plus (1.60% Fee Rate)                         10.68      7.26         7,842       56,912  (32.07)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   4.79      3.25       126,915      412,562  (32.10)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   4.78      3.24        43,773      141,771  (32.21)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                  10.16      6.88         2,599       17,891  (32.24)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    4.74      3.22       363,388    1,171,273  (32.07)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    4.78      3.24       133,691      433,523  (32.17)%
AIM V.I. Growth Class II                                                                                                 --
  Lincoln Choice Plus II (1.40% Fee Rate)                      11.14      7.56        55,696      421,344  (32.08)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      11.13      7.55         2,254       17,016  (32.18)%
  Lincoln Choice Plus II (1.60% Fee Rate)                      11.13      7.54         5,476       41,310  (32.22)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      11.13      7.54           938        7,069  (32.26)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               11.62      7.87         5,176       40,748  (32.25)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)               11.62      7.86         1,576       12,382  (32.35)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                11.13      7.54        48,639      366,985  (32.21)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                11.62      7.86        22,104      173,828  (32.32)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                11.12      7.52        11,201       84,238  (32.38)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              11.13      7.53        15,520      116,939  (32.29)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              11.12      7.52           529        3,975  (32.38)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              11.12      7.51            86          646  (32.43)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              11.12      7.51           437        3,282  (32.47)%
AIM V.I. International Growth                                                                                          0.67%
  Lincoln Choice Plus (1.40% Fee Rate)                          8.60      7.15     1,161,142    8,300,287  (16.85)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   6.05      5.02        62,028      311,260  (17.06)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   6.04      5.00        16,122       80,592  (17.18)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                   9.95      8.23         2,166       17,831  (17.22)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                  10.61      8.78           473        4,158  (17.26)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    6.09      5.05       189,526      957,237  (17.01)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    6.04      5.00        46,726      233,859  (17.14)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                    9.95      8.24         2,165       17,842  (17.18)%

Lincoln Life Variable Annuity Account N

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Class II                                                                                 2.04%
  Lincoln Choice Plus II (1.40% Fee Rate)                     $10.62     $8.81        40,041  $   352,727  (17.07)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      10.62      8.79         4,878       42,892  (17.20)%
  Lincoln Choice Plus II (1.60% Fee Rate)                      10.61      8.78            71          622  (17.25)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      10.61      8.78           312        2,742  (17.28)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               11.23      9.29         2,578       23,939  (17.29)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)               11.23      9.27         2,632       24,402  (17.40)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)               10.61      8.76           716        6,277  (17.43)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)               11.22      9.26           113        1,045  (17.49)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                10.61      8.78        28,876      253,658  (17.24)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                11.23      9.28           944        8,762  (17.35)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                10.61      8.77        10,393       91,100  (17.39)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                10.61      8.76         5,557       48,661  (17.46)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              10.61      8.77         6,986       61,303  (17.31)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              10.61      8.76           737        6,457  (17.42)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              10.61      8.75           704        6,163  (17.48)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              10.60      8.75         2,538       22,193  (17.53)%
AIM V.I. Premier Equity                                                                                                0.28%
  Lincoln Choice Plus (1.40% Fee Rate)                         10.16      6.99     4,780,431   33,406,902  (31.23)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.16      6.99         2,674       18,686  (31.23)%
  Lincoln Choice Plus (1.60% Fee Rate)                         10.57      7.25        16,029      116,288  (31.37)%
  Lincoln Choice Plus (1.65% Fee Rate)                         11.32      7.76         5,776       44,847  (31.40)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   7.30      5.01       337,421    1,689,476  (31.40)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   7.28      4.99       121,272      604,954  (31.50)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                  10.56      7.23         4,521       32,690  (31.54)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    7.22      4.96       725,094    3,594,428  (31.37)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    7.29      4.99       222,206    1,109,806  (31.47)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                   10.56      7.24         2,107       15,244  (31.50)%
AIM V.I. Premier Equity Class II                                                                                       0.68%
  Lincoln Choice Plus II (1.40% Fee Rate)                      11.32      7.77       172,032    1,336,062  (31.41)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      11.32      7.75        58,009      449,617  (31.52)%
  Lincoln Choice Plus II (1.60% Fee Rate)                      11.32      7.75         4,491       34,784  (31.55)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      11.32      7.74         9,833       76,119  (31.59)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               11.32      7.74        12,476       96,581  (31.59)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)               11.84      8.09         7,088       57,338  (31.69)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)               11.31      7.72           419        3,234  (31.72)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)               11.84      8.08         6,138       49,582  (31.76)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                11.32      7.75        97,011      751,452  (31.55)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                11.84      8.10         6,004       48,607  (31.64)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                11.31      7.73         5,341       41,264  (31.69)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                11.31      7.72         5,766       44,513  (31.72)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              11.31      7.74       127,323      984,971  (31.62)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              11.31      7.72        11,040       85,245  (31.72)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              11.31      7.72        14,104      108,820  (31.76)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              11.31      7.71        24,306      187,427  (31.79)%
ABVPSF Growth Class B                                                                                                    --
  Lincoln Choice Plus (1.40% Fee Rate)                          6.51      4.61       610,645    2,813,821  (29.26)%
  Lincoln Choice Plus (1.65% Fee Rate)                         11.97      8.45         2,402       20,290  (29.44)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   6.04      4.26        84,192      358,709  (29.44)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   6.02      4.24        19,068       80,932  (29.55)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                  10.89      7.67           462        3,547  (29.58)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    6.01      4.24       182,501      774,033  (29.41)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    6.03      4.25        34,217      145,412  (29.51)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                   10.89      7.67         7,979       61,238  (29.55)%

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)           $12.33     $ 9.45    3,414,919  $32,275,646  (23.35)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                  12.33       9.45        6,107       57,716  (23.35)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            11.32       8.67      120,792    1,046,944  (23.46)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.35       7.92       52,956      419,297  (23.50)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            11.32       8.66       51,382      444,731  (23.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.32       7.89      574,490    4,531,922  (23.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     10.30       7.86      209,246    1,644,794  (23.65)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.34       7.89       19,064      150,453  (23.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     11.31       8.63        9,935       85,710  (23.73)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      10.31       7.88    1,741,321   13,728,781  (23.50)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      10.30       7.87      304,000    2,392,514  (23.62)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.34       7.90       47,811      377,570  (23.65)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      11.31       8.63       38,852      335,393  (23.70)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.32       8.65      302,480    2,616,823  (23.58)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.32       8.63       51,224      442,285  (23.69)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.31       8.63       35,865      309,449  (23.73)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.31       8.62       44,795      386,278  (23.77)%
ABVPSF Premier Growth Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             7.28       4.97    2,048,957   10,175,939  (31.80)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            11.96       8.14       22,522      183,383  (31.91)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            11.01       7.49        8,628       64,637  (31.94)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            11.95       8.13       14,934      121,416  (31.97)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.28       4.27      305,502    1,305,531  (31.97)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      6.27       4.26      167,286      712,197  (32.08)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     11.00       7.47       11,370       84,904  (32.11)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     11.94       8.10        2,023       16,394  (32.15)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       6.24       4.25      866,809    3,683,847  (31.94)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       6.27       4.26      165,993      707,537  (32.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      11.95       8.11       12,587      102,132  (32.08)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      11.95       8.11        4,153       33,677  (32.11)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.95       8.13      102,226      830,849  (32.01)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.95       8.11       26,799      217,370  (32.11)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.95       8.11       11,454       92,849  (32.15)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.95       8.10       23,830      193,061  (32.18)%
ABVPSF Small Cap Value Class B
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.88      10.97       98,044    1,075,717   (7.67)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.88      10.95       40,190      440,103   (7.81)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.88      10.94       10,347      113,233   (7.85)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.87      10.94       10,684      116,855   (7.90)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.87      10.94       17,036      186,297   (7.90)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.87      10.91        3,925       42,835   (8.04)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     11.87      10.91          678        7,393   (8.10)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     11.87      10.90        3,258       35,522   (8.13)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.88      10.94       49,605      542,837   (7.86)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.87      10.92        5,272       57,587   (8.00)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      11.87      10.91        3,983       43,478   (8.05)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.87      10.91        5,724       62,446   (8.08)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.87      10.93       47,140      515,237   (7.95)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.87      10.91        6,930       75,605   (8.09)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.87      10.90        2,104       22,940   (8.14)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.87      10.90       21,824      237,792   (8.18)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
ABVPSF Growth and Income Class B                                     0.55%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
ABVPSF Premier Growth Class B                                          --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
ABVPSF Small Cap Value Class B                                       0.17%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Technology Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)           $ 5.12     $2.94     2,061,891  $ 6,054,290  (42.62)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            12.88      7.38         6,777       50,010  (42.72)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            12.88      7.37         4,550       33,552  (42.73)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            12.87      7.37         1,368       10,083  (42.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      4.87      2.79       165,682      461,961  (42.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      4.86      2.78        62,479      173,564  (42.85)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     11.55      6.60           322        2,126  (42.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       4.81      2.75       512,583    1,411,275  (42.73)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       4.86      2.78       148,192      412,167  (42.82)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      11.55      6.60        18,831      124,273  (42.85)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      12.87      7.35         3,439       25,285  (42.85)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.88      7.37        29,090      214,254  (42.80)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.87      7.35         1,284        9,436  (42.89)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.87      7.34        11,259       82,657  (42.94)%
American Funds Global Small Capitalization Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             5.95      4.75     1,259,813    5,979,658  (20.18)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            12.51      9.97        32,454      323,543  (20.30)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            11.13      8.87        11,461      101,656  (20.34)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            12.50      9.95         8,288       82,503  (20.38)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.07      5.63       135,673      763,382  (20.38)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      7.05      5.61        50,384      282,446  (20.50)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     12.50      9.93           595        5,905  (20.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     12.49      9.92         8,204       81,403  (20.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       7.11      5.67       654,314    3,707,942  (20.34)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       7.06      5.61        54,207      304,253  (20.46)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      11.13      8.85        10,143       89,716  (20.50)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      12.50      9.93        14,839      147,335  (20.54)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.51      9.95        46,041      458,262  (20.42)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.50      9.94        15,646      155,444  (20.54)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.50      9.93         7,053       70,019  (20.58)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.50      9.92        16,621      164,883  (20.62)%
American Funds Growth Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             7.82      5.83    10,156,845   59,177,652  (25.51)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                   7.82      5.83        23,307      135,794  (25.51)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            12.32      9.16       224,971    2,061,634  (25.62)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.82      8.04       140,433    1,129,642  (25.65)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            12.31      9.15       106,905      978,276  (25.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.22      5.37     1,812,130    9,727,408  (25.69)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      7.21      5.35       558,992    2,989,817  (25.80)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.81      8.02        26,361      211,358  (25.84)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     12.31      9.12        48,122      438,912  (25.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       7.16      5.32     4,725,818   25,149,723  (25.65)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       7.21      5.36       752,187    4,028,082  (25.77)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.81      8.02       132,605    1,063,882  (25.80)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      12.31      9.13       128,613    1,173,866  (25.84)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.32      9.15       768,904    7,033,371  (25.73)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.31      9.13       155,244    1,417,355  (25.84)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.31      9.12       121,978    1,112,891  (25.88)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.31      9.12       107,563      980,713  (25.92)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
ABVPSF Technology Class B                                              --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
American Funds Global Small Capitalization Class 2                   0.71%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
American Funds Growth Class 2                                        0.04%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)           $11.41     $ 9.18    7,544,570  $69,296,294  (19.48)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                  11.41       9.18       17,553      161,224  (19.48)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            11.32       9.10      333,021    3,030,938  (19.60)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.53       8.47      279,474    2,365,930  (19.64)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            11.31       9.09      198,565    1,804,505  (19.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.53       8.46    1,792,422   15,156,739  (19.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     10.51       8.43      773,216    6,514,761  (19.80)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.53       8.44       42,060      354,907  (19.84)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     11.31       9.06      140,705    1,274,717  (19.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      10.53       8.46    2,824,001   23,887,599  (19.64)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      10.51       8.44      726,525    6,128,905  (19.76)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.53       8.44      111,514      941,568  (19.80)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      11.31       9.07      158,075    1,432,970  (19.84)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.31       9.08    1,250,728   11,360,436  (19.72)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.31       9.07      234,818    2,128,954  (19.84)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.31       9.06      154,594    1,400,671  (19.88)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.31       9.05      166,331    1,505,962  (19.92)%
American Funds International Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             5.41       4.54    4,552,979   20,673,242  (16.03)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                   5.41       4.54        1,425        6,470  (16.03)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            10.85       9.09      127,984    1,163,883  (16.15)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.22       8.57       26,017      222,913  (16.20)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            10.84       9.08       45,443      412,632  (16.24)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.17       5.17      814,687    4,210,128  (16.24)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      6.16       5.15      227,357    1,170,554  (16.36)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.22       8.54       13,421      114,624  (16.40)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.83       9.05       11,164      101,067  (16.45)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       6.20       5.20    1,646,871    8,557,543  (16.20)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       6.16       5.15      281,784    1,452,525  (16.32)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.22       8.55       39,846      340,521  (16.36)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.84       9.06       27,052      245,028  (16.40)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.84       9.08      224,879    2,041,077  (16.28)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.84       9.06       51,713      468,540  (16.40)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.84       9.05       31,618      286,256  (16.45)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.83       9.05       52,608      475,989  (16.49)%
Delaware VIPT Devon
  Lincoln Choice Plus (1.40% Fee Rate)                                7.12       5.45      423,518    2,308,602  (23.44)%
  Lincoln Choice Plus - Annuity Reserves (1.40% Fee Rate)             7.12       5.45        2,783       15,170  (23.44)%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                               10.60      10.99      266,328    2,927,315    3.71%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.60      10.99        1,025       11,265    3.71%
  Lincoln Choice Plus (1.60% Fee Rate)                               11.48      11.89          355        4,216    3.50%
Delaware VIPT Emerging Markets Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         8.54       8.83        2,489       21,973    3.31%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         8.53       8.80        5,130       45,124    3.15%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          8.54       8.83       44,788      395,384    3.36%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          8.54       8.81       12,655      111,474    3.21%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         10.42      10.74           91          977    3.15%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                                7.47       7.50    1,718,655   12,896,749    0.42%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            7.47       7.50        1,600       12,004    0.42%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.33      10.35          747        7,738    0.22%
  Lincoln Choice Plus (1.65% Fee Rate)                               10.33      10.34          469        4,854    0.15%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
American Funds Growth-Income Class 2                                 1.32%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
American Funds International Class 2                                 1.46%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT Devon                                                  0.98%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus - Annuity Reserves (1.40% Fee Rate)
Delaware VIPT Emerging Markets                                       2.34%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
Delaware VIPT Emerging Markets Service Class                         3.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)
Delaware VIPT High Yield                                             9.65%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(1)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                              $10.32     $10.34      152,865  $ 1,580,755    0.23%
  Lincoln Choice Plus II (1.55% Fee Rate)                               10.31      10.32       23,728      244,919    0.08%
  Lincoln Choice Plus II (1.60% Fee Rate)                               10.31      10.31        1,990       20,525    0.03%
  Lincoln Choice Plus II (1.65% Fee Rate)                               10.31      10.31       13,285      136,937   (0.01)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.43       8.42      224,156    1,888,441   (0.02)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.41       8.39       77,620      651,416   (0.17)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)         9.94       9.92        9,008       89,374   (0.22)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        10.30      10.27       13,510      138,816   (0.27)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.43       8.43      471,571    3,977,730    0.03%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.41       8.40      197,076    1,655,993   (0.12)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)          9.94       9.93       21,145      209,933   (0.17)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         10.30      10.28       18,786      193,172   (0.21)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       10.31      10.30      110,659    1,139,941   (0.07)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       10.30      10.28       27,366      281,367   (0.22)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       10.30      10.28        3,406       35,008   (0.25)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       10.30      10.27       16,654      171,022   (0.32)%
Delaware VIPT International Value Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.86       8.71      156,924    1,367,341  (11.65)%
  Lincoln Choice Plus (1.65% Fee Rate)                                  10.96       9.66          936        9,041  (11.87)%
Delaware VIPT Large Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                   9.97       7.99    1,340,432   10,714,463  (19.81)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               9.97       7.99        4,005       32,013  (19.81)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  10.33       8.26        7,725       63,845  (19.97)%
Delaware VIPT Large Cap Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                               11.11       8.89       35,542      316,073  (19.94)%
  Lincoln Choice Plus II (1.55% Fee Rate)                               11.10       8.88       17,097      151,735  (20.06)%
  Lincoln Choice Plus II (1.60% Fee Rate)                               11.10       8.87          895        7,936  (20.10)%
  Lincoln Choice Plus II (1.65% Fee Rate)                               11.10       8.86        3,138       27,814  (20.14)%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.95       8.77        1,602       14,049  (19.93)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.91       8.71       84,993      740,434  (20.14)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.89       8.68        8,919       77,424  (20.26)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)        10.31       8.22          655        5,385  (20.30)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        11.09       8.83        3,033       26,798  (20.34)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.88       8.69      285,697    2,483,476  (20.10)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.89       8.69       98,096      852,618  (20.22)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)         10.31       8.22       15,993      131,539  (20.26)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         11.09       8.84       10,760       95,100  (20.31)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       11.10       8.86       26,682      236,318  (20.19)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       11.09       8.84        1,791       15,832  (20.32)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       11.09       8.83          968        8,550  (20.35)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       11.09       8.83        1,843       16,272  (20.39)%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                                  13.50      13.92    1,281,139   17,827,275    3.07%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              13.50      13.92       12,222      170,070    3.07%
  Lincoln Choice Plus (1.60% Fee Rate)                                  10.73      11.04        9,298      102,666    2.86%
  Lincoln Choice Plus (1.65% Fee Rate)                                  10.71      11.01          403        4,441    2.82%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(2)
-------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class                                  8.35%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT International Value Equity                                2.22%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
Delaware VIPT Large Cap Value                                           1.60%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
Delaware VIPT Large Cap Value Service Class                             1.01%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT REIT                                                      1.84%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                           $10.71     $11.02      228,581  $ 2,520,095    2.93%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.71      11.01       63,264      696,257    2.77%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.71      11.00       10,880      119,646    2.71%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.70      10.99       17,768      195,260    2.67%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     11.44      11.75      138,196    1,623,477    2.67%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     11.42      11.71       93,232    1,091,315    2.52%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.38      10.63       10,229      108,771    2.46%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.70      10.95       31,804      348,382    2.40%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      11.42      11.73      628,702    7,373,816    2.72%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      11.43      11.72      123,137    1,443,169    2.57%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.38      10.64       19,864      211,363    2.52%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.70      10.96      101,419    1,111,697    2.46%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.70      10.98      110,382    1,212,363    2.62%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.70      10.97       35,062      384,475    2.48%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.70      10.96        8,505       93,176    2.40%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.70      10.95       21,614      236,670    2.37%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                5.43       3.61    1,790,240    6,463,429  (33.47)%
  Lincoln Choice Plus (1.60% Fee Rate)                               12.22       8.12        2,185       17,733  (33.60)%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         5.62       3.73      148,731      554,369  (33.71)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         5.61       3.71       33,303      123,672  (33.81)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                        12.22       8.08        1,373       11,103  (33.85)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          5.63       3.73      355,931    1,328,316  (33.68)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          5.61       3.72      162,993      606,044  (33.78)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         10.98       7.27        3,273       23,783  (33.81)%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                               12.65      11.77    1,861,906   21,920,350   (6.92)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           12.65      11.77        2,700       31,782   (6.92)%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.99      10.21        6,588       67,271   (7.10)%
  Lincoln Choice Plus (1.65% Fee Rate)                               11.80      10.96        3,651       40,009   (7.15)%
Delaware VIPT Small Cap Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.81      10.98      298,816    3,279,737   (7.04)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.80      10.95       70,903      776,710   (7.18)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.80      10.95       15,201      166,412   (7.22)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.80      10.94       27,748      303,566   (7.27)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     13.01      12.06      241,774    2,915,935   (7.27)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     12.98      12.02      135,786    1,632,019   (7.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.98      10.16       14,916      151,546   (7.45)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     11.79      10.90       32,238      351,528   (7.50)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      12.94      12.00      756,089    9,075,861   (7.22)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      12.99      12.03      142,656    1,716,562   (7.36)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.98      10.17       55,075      559,846   (7.41)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      11.79      10.91       35,018      382,095   (7.45)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.80      10.94      204,992    2,241,612   (7.31)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.79      10.91       48,914      533,880   (7.45)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.79      10.91       17,294      188,620   (7.50)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.79      10.90       20,390      222,255   (7.54)%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                                9.46       7.20      575,383    4,142,048  (23.92)%
  Lincoln Choice Plus (1.60% Fee Rate)                               11.54       8.76          211        1,850  (24.08)%
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         7.81       5.92       19,880      117,630  (24.25)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         7.79       5.90        9,665       56,979  (24.36)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          7.82       5.92       62,095      367,867  (24.21)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          7.80       5.90        8,023       47,351  (24.32)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         11.53       8.72        2,773       24,188  (24.36)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Delaware VIPT REIT Service Class                                     1.57%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT Select Growth                                            --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
Delaware VIPT Select Growth Service Class                              --
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)
Delaware VIPT Small Cap Value                                        0.48%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
Delaware VIPT Small Cap Value Service Class                          0.27%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT Social Awareness                                       0.40%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
Delaware VIPT Social Awareness Service Class                         0.21%
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                              $13.98     $11.04    2,899,947  $32,016,684  (21.05)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           13.98      11.04        7,807       86,191  (21.05)%
  Lincoln Choice Plus (1.60% Fee Rate)                               11.35       8.94        6,334       56,638  (21.21)%
  Lincoln Choice Plus (1.65% Fee Rate)                               12.79      10.07        2,643       26,627  (21.26)%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.80      10.09      229,237    2,313,054  (21.18)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            12.79      10.07       47,154      474,844  (21.30)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            12.79      10.06        9,746       98,093  (21.34)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            12.79      10.06       15,098      151,848  (21.37)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.45       5.07      493,852    2,506,284  (21.37)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      6.44       5.06      162,186      820,030  (21.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     12.21       9.58       10,250       98,183  (21.53)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     12.78      10.02        6,847       68,625  (21.57)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       6.46       5.08    1,960,724    9,962,848  (21.33)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       6.45       5.06      290,747    1,471,889  (21.45)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      11.34       8.90       47,913      426,431  (21.49)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      12.78      10.03       13,329      133,690  (21.53)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.79      10.05      124,838    1,254,953  (21.41)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.79      10.03       49,327      494,911  (21.53)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.79      10.03       14,163      142,016  (21.57)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.78      10.02       19,453      194,940  (21.61)%
Delaware VIPT U.S. Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.65       8.13        6,776       55,068  (30.26)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.65       8.11        3,126       25,352  (30.36)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.64       8.10        2,128       17,238  (30.43)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.64       8.10        1,386       11,228  (30.43)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.64       8.11       38,974      316,009  (30.39)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.64       8.09        6,428       51,994  (30.51)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      11.64       8.08        2,269       18,342  (30.54)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.64       8.08        2,993       24,182  (30.57)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.64       8.10        9,613       77,831  (30.46)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.63       8.07          680        5,492  (30.60)%
Dreyfus Developing Leaders
  Lincoln Choice Plus (1.40% Fee Rate)                               13.46      10.73      238,322    2,558,154  (20.25)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           13.46      10.73        1,228       13,180  (20.25)%
Fidelity VIP Contrafund Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.95       9.76      120,958    1,180,247  (10.86)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.94       9.74       17,420      169,625  (11.00)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.94       9.73        3,246       31,578  (11.05)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.94       9.72        4,258       41,408  (11.09)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     10.94       9.73       25,501      248,013  (11.08)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     10.93       9.71       24,003      233,020  (11.22)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     10.93       9.70          588        5,706  (11.27)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     10.93       9.69       15,272      148,048  (11.31)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      10.94       9.73       97,816      951,937  (11.04)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      10.94       9.72       11,396      110,709  (11.16)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      10.94       9.71        8,289       80,466  (11.22)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      10.93       9.70       10,315      100,052  (11.27)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.94       9.72       68,665      667,434  (11.13)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.93       9.70        3,940       38,228  (11.26)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.93       9.69          617        5,983  (11.33)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.93       9.69       18,325      177,522  (11.36)%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)                               10.61       8.69    3,153,204   27,396,747  (18.10)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.61       8.69        7,401       64,307  (18.10)%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.30       8.42       23,975      201,919  (18.27)%
  Lincoln Choice Plus (1.65% Fee Rate)                               11.11       9.07        7,007       63,567  (18.31)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Delaware VIPT Trend                                                    --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
Delaware VIPT Trend Service Class                                      --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Delaware VIPT U.S. Growth Service Class                              0.04%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
Dreyfus Developing Leaders                                           0.05%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
Fidelity VIP Contrafund Service Class 2                              0.17%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Fidelity VIP Equity-Income                                           1.70%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(1)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                              $11.11     $9.07       224,894  $ 2,040,625  (18.31)%
  Lincoln Choice Plus II (1.55% Fee Rate)                               11.10      9.06        22,389      202,758  (18.43)%
  Lincoln Choice Plus II (1.60% Fee Rate)                               11.10      9.05         2,509       22,705  (18.47)%
  Lincoln Choice Plus II (1.65% Fee Rate)                               11.10      9.04        20,996      189,891  (18.51)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.12      8.25       181,058    1,493,737  (18.51)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.10      8.22        70,057      575,905  (18.63)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)        10.28      8.36        11,944       99,907  (18.67)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        11.09      9.01         4,235       38,166  (18.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.13      8.26       467,261    3,859,658  (18.47)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.11      8.23       180,990    1,489,777  (18.59)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)         10.29      8.37        32,899      275,361  (18.63)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         11.09      9.02        31,759      286,475  (18.68)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       11.10      9.04       115,012    1,039,632  (18.55)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       11.09      9.02        23,373      210,872  (18.67)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       11.09      9.02         4,747       42,799  (18.71)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       11.09      9.01        17,159      154,592  (18.76)%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.24      7.05     3,532,662   24,921,659  (31.08)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              10.24      7.05        19,105      134,780  (31.08)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  11.43      7.86         2,953       23,208  (31.22)%
  Lincoln Choice Plus (1.65% Fee Rate)                                  11.78      8.10         7,095       57,459  (31.25)%
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                               11.78      8.10        83,967      680,039  (31.27)%
  Lincoln Choice Plus II (1.55% Fee Rate)                               11.78      8.08         6,119       49,462  (31.37)%
  Lincoln Choice Plus II (1.60% Fee Rate)                               11.78      8.08         2,318       18,722  (31.41)%
  Lincoln Choice Plus II (1.65% Fee Rate)                               11.77      8.07         3,523       28,441  (31.44)%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      6.78      4.66         2,715       12,642  (31.27)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         6.75      4.63       147,883      684,747  (31.44)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         6.74      4.61        20,334       93,810  (31.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)        10.69      7.31         2,581       18,871  (31.58)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        11.76      8.05         5,276       42,445  (31.61)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          6.76      4.64       714,327    3,311,786  (31.40)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          6.74      4.62       153,577      709,362  (31.51)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)         10.69      7.32        34,213      250,344  (31.54)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         11.77      8.05         7,433       59,838  (31.58)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       11.77      8.07        37,946      306,134  (31.48)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       11.77      8.05           933        7,509  (31.58)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       11.77      8.05           683        5,496  (31.61)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       11.77      8.04         2,993       24,069  (31.65)%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                                   7.37      5.68     1,577,888    8,960,491  (22.93)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               7.37      5.68        40,931      232,441  (22.93)%
Fidelity VIP Growth Opportunities Service Class 2
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.12      5.46        15,695       85,757  (23.29)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            7.11      5.44         2,012       10,954  (23.40)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             7.13      5.47        58,366      319,348  (23.25)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             7.11      5.45         9,424       51,365  (23.36)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            11.34      8.68           362        3,146  (23.41)%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.81      6.93       723,477    5,011,165  (21.39)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               8.81      6.93        21,269      147,321  (21.39)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  10.87      8.53           166        1,413  (21.55)%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(2)
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income Service Class 2                              1.10%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Fidelity VIP Growth                                                     0.28%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
Fidelity VIP Growth Service Class 2                                     0.13%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Fidelity VIP Growth Opportunities                                       1.22%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
Fidelity VIP Growth Opportunities Service Class 2                       0.85%
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)
Fidelity VIP Overseas                                                   0.84%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                  Total
Subaccount                                                        of Period  Period     Outstanding Net Assets Return(1)
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)                           $10.91     $8.56       22,512   $  192,633  (21.57)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.90      8.54        7,982       68,163  (21.68)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.90      8.53          157        1,336  (21.73)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.90      8.53          302        2,577  (21.77)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      6.67      5.22       36,468      190,306  (21.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      6.65      5.20        7,499       38,989  (21.88)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.89      8.50          137        1,162  (21.96)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       6.67      5.22      474,309    2,478,267  (21.72)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       6.66      5.21       33,640      175,117  (21.84)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.90      8.51        1,059        9,016  (21.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.89      8.51        3,920       33,350  (21.92)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.90      8.52        6,320       53,862  (21.81)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.90      8.51          627        5,331  (21.94)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.89      8.50           49          419  (21.98)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.89      8.50          389        3,309  (22.00)%
Janus Aspen Series Mid Cap Growth Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.39      8.07       14,372      116,057  (29.15)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.39      8.06        3,565       28,728  (29.25)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.39      8.05        1,685       13,565  (29.29)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.39      8.05        2,104       16,933  (29.33)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.39      8.05        5,649       45,470  (29.32)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.38      8.03          722        5,797  (29.43)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.39      8.05        5,239       42,187  (29.29)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.38      8.04          333        2,678  (29.39)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      11.38      8.03          127        1,023  (29.42)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.38      8.04       23,119      185,996  (29.34)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.38      8.03        1,159        9,306  (29.45)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.38      8.03          918        7,367  (29.46)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.38      8.02           94          758  (29.50)%
Janus Aspen Series Balanced Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.67      9.82      310,209    3,045,819   (7.97)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.66      9.80       41,182      403,584   (8.11)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.66      9.79          756        7,399   (8.15)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.66      9.79        6,704       65,602   (8.20)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     10.66      9.79       19,003      185,960   (8.20)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     10.66      9.77       21,521      210,247   (8.33)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     10.66      9.77        2,384       23,285   (8.35)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     10.65      9.76           86          836   (8.41)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      10.66      9.79      271,075    2,654,538   (8.16)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      10.66      9.78       20,756      202,893   (8.29)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      10.66      9.77          821        8,017   (8.34)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      10.66      9.76       22,584      220,433   (8.39)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.66      9.78      115,414    1,128,742   (8.25)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.66      9.76       20,529      200,435   (8.38)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.65      9.76        4,795       46,774   (8.43)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.65      9.75       25,146      245,135   (8.48)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Fidelity VIP Overseas Service Class 2                                0.36%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Janus Aspen Series Mid Cap Growth Service Shares                       --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Janus Aspen Series Balanced Service Shares                           3.58%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                    Total
Subaccount                                                        of Period  Period     Outstanding Net Assets   Return(1)
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Service Shares
  Lincoln Choice Plus II (1.40% Fee Rate)                           $11.52     $ 8.44       88,728  $    748,854  (26.74)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.51       8.42       11,035        92,940  (26.86)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.51       8.42        5,508        46,363  (26.89)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.51       8.41          975         8,198  (26.93)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.51       8.41       14,409       121,209  (26.93)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.51       8.40          571         4,791  (27.04)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     11.50       8.38       17,772       148,978  (27.12)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.51       8.42       49,352       415,403  (26.89)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.51       8.40        3,492        29,336  (27.00)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      11.51       8.40       20,411       171,358  (27.04)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.50       8.39        2,536        21,276  (27.08)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.51       8.41       17,539       147,420  (26.97)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.51       8.39        3,347        28,082  (27.08)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.50       8.38        2,045        17,143  (27.13)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.50       8.38        4,624        38,743  (27.16)%
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                               10.99       9.00      311,526     2,804,466  (18.12)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.99       9.00        5,580        50,229  (18.12)%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.57       8.64        1,789        15,455  (18.28)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                         6.62       5.40       57,728       311,923  (18.33)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         6.60       5.38        9,194        49,501  (18.45)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                        11.92       9.71          410         3,985  (18.49)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          6.62       5.41       95,631       517,330  (18.28)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          6.61       5.39       17,528        94,478  (18.41)%
Liberty VIT Growth & Income
  Lincoln Choice Plus (1.40% Fee Rate)                               11.45       8.81      341,662     3,011,627  (23.04)%
Lincoln VIPT Aggressive Growth
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.42       8.54        1,960        16,733  (31.29)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            12.41       8.51          610         5,195  (31.45)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     12.41       8.49           57           483  (31.57)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      12.42       8.52        3,868        32,946  (31.42)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      12.41       8.50        4,793        40,769  (31.53)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.41       8.50        1,045         8,882  (31.50)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.41       8.49        1,461        12,393  (31.61)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.41       8.48        1,524        12,932  (31.62)%
Lincoln VIPT Bond
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            11.33      12.31   10,002,153   123,146,097    8.63%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                  11.33      12.31        5,035        61,992    8.63%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            10.12      10.98      301,868     3,314,636    8.46%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.10      10.95      114,248     1,251,078    8.41%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            10.12      10.96      114,922     1,259,912    8.35%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     11.39      12.34    1,125,612    13,888,092    8.35%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     11.36      12.30      402,146     4,944,463    8.19%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.09      10.91       38,061       415,429    8.14%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.11      10.93      115,825     1,266,052    8.08%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      11.40      12.35    3,184,841    39,347,205    8.41%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      11.37      12.31      565,060     6,956,048    8.25%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.09      10.92      130,792     1,428,501    8.19%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.11      10.94      452,694     4,951,249    8.14%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.12      10.96      940,418    10,305,330    8.30%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.11      10.94      244,985     2,679,619    8.14%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.11      10.93       36,575       399,823    8.09%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.11      10.92      114,347     1,249,223    8.03%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth Service Shares                   0.87%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Liberty VIT Newport Tiger                                            1.04%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
Liberty VIT Growth & Income                                          0.93%
  Lincoln Choice Plus (1.40% Fee Rate)
Lincoln VIPT Aggressive Growth                                         --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
Lincoln VIPT Bond                                                    6.03%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation
  Lincoln Choice Plus II (1.40% Fee Rate)                           $11.63     $ 8.37       12,173  $   101,939  (28.00)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.63       8.36        4,325       36,148  (28.11)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.62       8.35          751        6,276  (28.15)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.62       8.35          557        4,649  (28.18)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.62       8.35        1,569       13,094  (28.18)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.62       8.33          136        1,133  (28.28)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.62       8.35        2,994       25,004  (28.15)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.62       8.34          685        5,707  (28.25)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.62       8.35       14,478      120,919  (28.20)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.62       8.33          414        3,446  (28.31)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.62       8.32        6,303       52,461  (28.34)%
Lincoln VIPT Global Asset Allocation
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.98       9.53       11,310      107,820  (13.22)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.97       9.51        1,216       11,558  (13.36)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.97       9.50          323        3,065  (13.41)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.97       9.49          250        2,369  (13.44)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.38       9.85        1,055       10,393  (13.45)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.38       9.83          222        2,185  (13.57)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     11.37       9.82          306        3,000  (13.68)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      10.97       9.50       10,759      102,210  (13.40)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.38       9.84        5,918       58,220  (13.53)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      10.96       9.47        3,160       29,918  (13.63)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.97       9.48        6,641       62,985  (13.52)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.96       9.46          226        2,141  (13.67)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.96       9.46        2,071       19,590  (13.72)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.96       9.45        1,056        9,982  (13.76)%
Lincoln VIPT International
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.03       9.71       38,959      378,219  (12.04)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           11.03       9.71          649        6,296  (12.04)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.03       9.69        2,221       21,514  (12.17)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.03       9.68        1,058       10,248  (12.20)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.03       9.68        1,889       18,275  (12.25)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.03       9.67       15,679      151,684  (12.25)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.02       9.66        1,894       18,289  (12.38)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     11.02       9.65        1,029        9,934  (12.43)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     11.02       9.64          951        9,172  (12.47)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.03       9.68       31,964      309,340  (12.24)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.02       9.67        9,065       87,617  (12.33)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.02       9.65          414        3,999  (12.43)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.03       9.67       12,896      124,725  (12.28)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.02       9.65        9,751       94,134  (12.41)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.02       9.65          599        5,782  (12.46)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.02       9.64        3,939       37,976  (12.49)%
Lincoln VIPT Money Market
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)            11.12      11.12    6,446,454   71,677,222      --
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            10.03      10.01      116,549    1,166,892   (0.15)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.03      10.01       51,557      516,014   (0.20)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            10.02      10.00       24,350      243,412   (0.25)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.45      10.42    6,301,367   65,672,199   (0.25)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     10.43      10.39      195,285    2,028,058   (0.40)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.02       9.98       23,110      230,537   (0.43)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.02       9.97       38,531      384,048   (0.50)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      10.45      10.43    4,473,129   46,672,183   (0.20)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      10.43      10.40    1,017,233   10,575,285   (0.35)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.02       9.98       55,920      558,158   (0.40)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.02       9.97       51,804      516,615   (0.45)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.02       9.99      394,264    3,939,157   (0.30)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.02       9.97       63,360      631,933   (0.45)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.02       9.97       17,469      174,132   (0.49)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.02       9.96       10,601      105,596   (0.55)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation                                      --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
Lincoln VIPT Global Asset Allocation                                 2.15%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Lincoln VIPT International                                           1.43%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Lincoln VIPT Money Market                                            1.37%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Social Awareness
  Lincoln Choice Plus II (1.40% Fee Rate)                           $11.52     $8.85        10,684  $    94,539  (23.22)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.51      8.83         8,511       75,121  (23.34)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.51      8.82         2,950       26,006  (23.41)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     12.11      9.27         1,516       14,062  (23.41)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.51      8.82        12,752      112,541  (23.37)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.51      8.79         3,299       29,005  (23.58)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.51      8.81         5,344       47,071  (23.48)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.51      8.79           521        4,577  (23.59)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.50      8.78         1,134        9,954  (23.67)%
MFS VIT Capital Opportunities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            11.90      8.23        30,730      253,066  (30.81)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            11.90      8.22         1,400       11,505  (30.92)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            11.89      8.21           320        2,631  (30.96)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            11.89      8.21           525        4,308  (30.99)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     11.89      8.21        19,467      159,788  (30.98)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     11.89      8.19           699        5,722  (31.09)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     11.88      8.18           162        1,325  (31.16)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      11.89      8.21        26,499      217,625  (30.95)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      11.89      8.20           340        2,789  (31.02)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      11.89      8.19           349        2,859  (31.10)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      11.89      8.19         1,074        8,792  (31.13)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.89      8.20        30,136      247,204  (31.04)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.89      8.18         2,124       17,382  (31.14)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.89      8.18         2,857       23,368  (31.17)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.88      8.18         7,942       64,930  (31.21)%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                               10.17      6.64     1,506,068   10,003,037  (34.68)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.17      6.64         4,221       28,036  (34.68)%
  Lincoln Choice Plus (1.60% Fee Rate)                               12.14      7.91         1,197        9,466  (34.81)%
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.14      7.92        17,044      134,979  (34.79)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            12.14      7.90         8,328       65,824  (34.89)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            12.14      7.90           244        1,928  (34.92)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            12.14      7.89         2,514       19,847  (34.96)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      5.33      3.47       140,009      485,951  (34.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      5.32      3.46        35,245      121,878  (35.04)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     11.04      7.17           300        2,147  (35.07)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     12.12      7.87           780        6,134  (35.10)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       5.34      3.47       465,477    1,617,534  (34.91)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       5.33      3.46        83,183      287,982  (35.00)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      12.13      7.88         6,877       54,181  (35.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      12.13      7.87           962        7,577  (35.07)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.13      7.89        20,090      158,497  (34.98)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.13      7.87         2,725       21,461  (35.08)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.13      7.87         2,830       22,275  (35.11)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.13      7.87         2,572       20,228  (35.14)%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                                9.42      7.01     1,131,704    7,932,150  (25.59)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)            9.42      7.01         2,836       19,880  (25.59)%
  Lincoln Choice Plus (1.60% Fee Rate)                               11.14      8.27         2,102       17,386  (25.74)%
MFS VIT Research Service Class
  Lincoln Choice Plus Access (1.65% Fee Rate)                         6.82      5.05       146,952      742,493  (25.95)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                         6.81      5.03        57,817      291,075  (26.06)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                        10.59      7.82         1,042        8,149  (26.10)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                          6.83      5.06       328,815    1,663,392  (25.92)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                          6.81      5.04        69,707      351,373  (26.03)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         11.38      8.41         1,415       11,904  (26.07)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Lincoln VIPT Social Awareness                                        1.61%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
MFS VIT Capital Opportunities Service Class                            --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
MFS VIT Emerging Growth                                                --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
MFS VIT Emerging Growth Service Class                                  --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
MFS VIT Research                                                     0.28%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
MFS VIT Research Service Class                                       0.11%
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                              $11.65     $10.90    4,271,439  $46,542,495   (6.49)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           11.65      10.90        1,815       19,779   (6.49)%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.29       9.60       41,528      398,737   (6.67)%
  Lincoln Choice Plus (1.65% Fee Rate)                               10.64       9.93        7,246       71,930   (6.74)%
MFS VIT Total Return Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                            10.64       9.93      460,172    4,571,585   (6.67)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.64       9.92       83,880      831,907   (6.81)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            10.64       9.91        6,654       65,928   (6.85)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.64       9.90       43,770      433,390   (6.90)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)     10.95      10.19      550,248    5,608,654   (6.90)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)     10.93      10.16      212,123    2,154,683   (7.04)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     10.63       9.88       17,950      177,297   (7.09)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     10.63       9.87       29,363      289,837   (7.13)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)      10.96      10.21    1,398,545   14,272,816   (6.85)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)      10.93      10.17      318,541    3,239,270   (6.99)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.28       9.55       61,125      583,987   (7.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      10.63       9.88       67,882      670,549   (7.09)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.63       9.90      354,354    3,506,605   (6.95)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.63       9.88       60,900      601,613   (7.09)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.63       9.87       40,411      398,962   (7.14)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.63       9.86       90,094      888,713   (7.18)%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                               10.43       7.94    2,732,062   21,697,030  (23.83)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           10.43       7.94        2,935       23,311  (23.83)%
  Lincoln Choice Plus (1.60% Fee Rate)                                9.37       7.13       14,513      103,427  (23.98)%
  Lincoln Choice Plus (1.65% Fee Rate)                                9.86       7.49        3,154       23,629  (24.02)%
MFS VIT Utilities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)                             9.85       7.49      109,282      818,738  (23.97)%
  Lincoln Choice Plus II (1.55% Fee Rate)                             9.85       7.48       14,118      105,578  (24.09)%
  Lincoln Choice Plus II (1.60% Fee Rate)                             9.85       7.47          507        3,792  (24.13)%
  Lincoln Choice Plus II (1.65% Fee Rate)                             9.85       7.47          880        6,571  (24.15)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.36       5.58      201,735    1,125,414  (24.16)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      7.34       5.56       61,105      339,647  (24.27)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)      9.35       7.08        2,706       19,159  (24.31)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       7.36       5.59      849,526    4,745,275  (24.12)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       7.35       5.57      129,559      721,008  (24.24)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)       9.36       7.09       21,406      151,665  (24.27)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)       9.84       7.45        9,633       71,770  (24.31)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                     9.85       7.46       57,108      426,153  (24.21)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                     9.84       7.45       10,995       81,897  (24.32)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                     9.84       7.44          150        1,115  (24.41)%
NB AMT Mid-Cap Growth
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.01       8.37      117,426      982,799  (30.33)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            12.01       8.35       21,923      183,128  (30.43)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            12.01       8.35        7,707       64,344  (30.47)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            12.00       8.34        4,887       40,772  (30.50)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     12.00       8.34       19,853      165,629  (30.50)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     12.00       8.33        7,964       66,306  (30.61)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)                     12.00       8.32        1,263       10,506  (30.65)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     12.00       8.32       16,228      134,953  (30.68)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      12.01       8.35       65,237      544,578  (30.47)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      12.00       8.33      225,405    1,877,963  (30.58)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      12.00       8.33       11,022       91,764  (30.61)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      12.00       8.32       11,512       95,799  (30.64)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.00       8.34       90,127      751,380  (30.54)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.00       8.32       16,196      134,779  (30.64)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.00       8.32        2,908       24,184  (30.67)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.99       8.31        9,572       79,557  (30.71)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
MFS VIT Total Return                                                 1.65%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
MFS VIT Total Return Service Class                                   1.41%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
MFS VIT Utilities                                                    2.79%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
MFS VIT Utilities Service Class                                      2.52%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
NB AMT Mid-Cap Growth                                                  --
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(1) Ratio(2)
------------------------------------------------------------------------------------------------------------------------------
NB AMT Regency                                                                                                         0.04%
  Lincoln Choice Plus II (1.40% Fee Rate)                     $11.16     $ 9.84       42,200  $   415,319  (11.80)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      11.15       9.82       48,587      477,350  (11.94)%
  Lincoln Choice Plus II (1.60% Fee Rate)                      11.15       9.82          359        3,526  (11.99)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      11.15       9.81          489        4,793  (12.02)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               11.15       9.81       17,862      175,215  (12.02)%
  Lincoln Choice Plus II Access (1.85% Fee Rate)               11.15       9.78        1,015        9,934  (12.22)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                11.15       9.82       39,341      386,187  (11.98)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                11.15       9.80        6,746       66,108  (12.11)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                11.15       9.79        4,095       40,099  (12.16)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                11.15       9.79        2,902       28,405  (12.19)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              11.15       9.81       35,035      343,562  (12.06)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              11.15       9.79        4,335       42,432  (12.21)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              11.15       9.78        3,360       32,870  (12.24)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              11.15       9.78        2,539       24,822  (12.28)%
OCC Accumulation Global Equity                                                                                         0.55%
  Lincoln Choice Plus (1.40% Fee Rate)                         11.01       8.97      260,114    2,333,409  (18.56)%
  Lincoln Choice Plus (1.65% Fee Rate)                         10.50       8.53        3,022       25,779  (18.76)%
OCC Accumulation Managed                                                                                               2.07%
  Lincoln Choice Plus (1.40% Fee Rate)                         10.31       8.45      470,160    3,973,654  (18.04)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.31       8.45        3,100       26,198  (18.04)%
Putnam VT Growth & Income Class IB                                                                                     1.35%
  Lincoln Choice Plus II (1.40% Fee Rate)                      10.87       8.68       57,256      497,199  (20.12)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      10.87       8.67        4,248       36,819  (20.24)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      10.86       8.65        4,890       42,321  (20.32)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               10.86       8.65        8,306       71,881  (20.33)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)               10.86       8.64        3,808       32,901  (20.43)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)               10.86       8.63        1,158        9,994  (20.52)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                10.86       8.66       18,720      162,120  (20.28)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                10.86       8.65       15,463      133,691  (20.40)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                10.86       8.64        1,562       13,493  (20.44)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                10.86       8.63        4,826       41,662  (20.49)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              10.86       8.65       61,397      531,186  (20.36)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              10.86       8.64        2,356       20,346  (20.47)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              10.86       8.63        1,775       15,314  (20.52)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              10.85       8.62        2,827       24,367  (20.56)%
Putnam VT Health Sciences Class IB                                                                                       --
  Lincoln Choice Plus II (1.40% Fee Rate)                      10.58       8.31       53,837      447,198  (21.45)%
  Lincoln Choice Plus II (1.55% Fee Rate)                      10.57       8.29       11,102       92,041  (21.57)%
  Lincoln Choice Plus II (1.60% Fee Rate)                      10.57       8.28        9,745       80,724  (21.62)%
  Lincoln Choice Plus II (1.65% Fee Rate)                      10.57       8.28        1,192        9,866  (21.65)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)               10.57       8.28        5,315       44,003  (21.65)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)               10.56       8.26        2,408       19,902  (21.77)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)               10.56       8.26        1,647       13,600  (21.83)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                10.57       8.29       34,868      288,885  (21.61)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                10.57       8.27       14,679      121,408  (21.72)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                10.57       8.27       12,004       99,226  (21.76)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                10.56       8.26        8,423       69,580  (21.79)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)              10.57       8.27       55,297      457,586  (21.69)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)              10.56       8.26        1,277       10,549  (21.80)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)              10.56       8.26        2,656       21,924  (21.83)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)              10.56       8.25       15,739      129,795  (21.89)%
Scudder SVS Government Securities                                                                                      3.40%
  Lincoln Choice Plus (1.40% Fee Rate)                         11.55      12.31    1,637,783   20,154,047    6.55%
Scudder SVS Small Cap Growth                                                                                             --
  Lincoln Choice Plus (1.40% Fee Rate)                          9.03       5.92      268,077    1,587,481  (34.39)%
  Lincoln Choice Plus (1.65% Fee Rate)                         12.22       8.00        2,015       16,115  (34.56)%

Lincoln Life Variable Annuity Account N

                                                                  Unit Value Unit Value
                                                                  Beginning  Ending of  Units                   Total
Subaccount                                                        of Period  Period     Outstanding Net Assets  Return(1)
--------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
  Lincoln Choice Plus II (1.40% Fee Rate)                           $10.61     $ 8.20       16,656  $   136,561  (22.70)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            10.60       8.19          303        2,481  (22.78)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            10.60       8.17        1,600       13,071  (22.89)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     10.60       8.17       52,018      425,097  (22.89)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      10.60       8.18        6,172       50,468  (22.85)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      10.60       8.16        5,505       44,943  (22.96)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    10.60       8.16       14,990      122,334  (22.99)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    10.59       8.15        1,221        9,943  (23.11)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    10.59       8.14          205        1,671  (23.13)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    10.59       8.13          241        1,958  (23.19)%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)             9.53       7.30    5,366,142   39,185,764  (23.40)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                   9.53       7.30        6,191       45,208  (23.40)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)            11.29       8.63        9,815       84,709  (23.52)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)            10.49       8.02       29,872      239,584  (23.55)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)            11.28       8.62       11,174       96,313  (23.59)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)      7.76       5.93      256,540    1,521,776  (23.59)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)      7.75       5.91       37,090      219,222  (23.70)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)     11.28       8.60          703        6,046  (23.74)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)     11.27       8.59        1,150        9,883  (23.78)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)       7.72       5.90      724,513    4,275,205  (23.55)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)       7.75       5.92      259,116    1,533,318  (23.66)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)      10.48       8.00       24,400      195,186  (23.70)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)      11.27       8.60       15,018      129,092  (23.75)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    11.28       8.62      113,845      980,802  (23.63)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    11.28       8.60       22,319      191,927  (23.74)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    11.27       8.59       13,278      114,085  (23.79)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    11.27       8.59        1,449       12,440  (23.83)%
Scudder VIT Small Cap Index
  Lincoln Choice Plus II (1.40% Fee Rate)                            12.12       9.49       16,693      158,476  (21.69)%
  Lincoln Choice Plus II (1.55% Fee Rate)                            12.12       9.48        4,836       45,822  (21.81)%
  Lincoln Choice Plus II (1.60% Fee Rate)                            12.12       9.47          169        1,602  (21.84)%
  Lincoln Choice Plus II (1.65% Fee Rate)                            12.12       9.46        2,942       27,846  (21.88)%
  Lincoln Choice Plus II Access (1.65% Fee Rate)                     12.12       9.46       16,427      155,461  (21.89)%
  Lincoln Choice Plus II Access (1.80% Fee Rate)                     12.11       9.44        2,538       23,970  (22.01)%
  Lincoln Choice Plus II Access (1.90% Fee Rate)                     12.11       9.43           91          858  (22.09)%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)                      12.12       9.47       29,236      276,849  (21.85)%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)                      12.11       9.45       11,104      104,952  (21.97)%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)                      12.11       9.45          459        4,332  (22.01)%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)                      12.11       9.44        6,830       64,476  (22.04)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                    12.12       9.46       33,750      319,327  (21.94)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                    12.11       9.44        2,829       26,711  (22.05)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                    12.11       9.44           91          860  (22.09)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                    12.11       9.43        1,836       17,315  (22.14)%
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                               12.78      11.12    1,396,647   15,527,849  (13.04)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)           12.78      11.12        1,560       17,342  (13.04)%
  Lincoln Choice Plus (1.60% Fee Rate)                               10.07       8.74       32,363      282,726  (13.21)%
  Lincoln Choice Plus (1.65% Fee Rate)                               10.75       9.32       10,742      100,168  (13.25)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                        11.43       9.91      259,533    2,572,218  (13.25)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                        11.40       9.88      139,327    1,375,925  (13.38)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                        10.06       8.71       30,087      261,979  (13.43)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                        10.74       9.30        2,546       23,670  (13.47)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                         11.43       9.92      555,480    5,512,015  (13.21)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                         11.41       9.89      100,492      993,627  (13.34)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                         10.06       8.71       19,967      173,975  (13.38)%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                         10.75       9.30        5,127       47,692  (13.43)%

                                                                  Investment
                                                                  Income
Subaccount                                                        Ratio(2)
----------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                        2.41%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Scudder VIT Equity 500 Index                                         0.98%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
Scudder VIT Small Cap Index                                          1.59%
  Lincoln Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
FTVIPT Franklin Mutual Shares Securities Class 2                     0.93%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                  Total
Subaccount                                                           of Period  Period     Outstanding Net Assets Return(1)
----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)              $ 6.30     $4.43     1,734,929  $7,687,704  (29.68)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves (1.40%
   Fee Rate)                                                             6.30      4.43         1,318       5,840  (29.68)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)               12.30      8.64        14,173     122,412  (29.79)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)               12.30      8.63        10,271      88,652  (29.82)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)               12.30      8.63        12,031     103,771  (29.85)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         6.70      4.70       269,705   1,268,286  (29.85)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         6.69      4.68        40,126     187,983  (29.96)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)        12.29      8.60         2,508      21,574  (29.99)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        12.29      8.60         5,062      43,518  (30.03)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          6.71      4.71     1,222,693   5,756,818  (29.82)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          6.69      4.69       102,874     482,582  (29.92)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)         12.29      8.61        10,101      86,977  (29.94)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         12.29      8.60        25,977     223,481  (29.99)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       12.30      8.62        95,441     822,926  (29.89)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       12.29      8.61         6,593      56,740  (29.99)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       12.29      8.60         4,059      34,912  (30.03)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       12.29      8.59         4,494      38,620  (30.07)%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.30      6.66       543,720   3,622,571  (19.70)%
  Lincoln Choice Plus (1.60% Fee Rate)                                  10.88      8.72           406       3,538  (19.85)%
  Lincoln Choice Plus (1.65% Fee Rate)                                  10.88      8.71         5,924      51,626  (19.90)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.99      6.40       117,674     753,522  (19.90)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            7.98      6.38        12,290      78,403  (20.02)%
  Lincoln Choice Plus Access (1.85% Fee Rate)                           10.88      8.69         2,481      21,574  (20.06)%
  Lincoln Choice Plus Access (1.90% Fee Rate)                           10.87      8.69         1,990      17,289  (20.10)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.00      6.41       199,272   1,277,629  (19.86)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             7.98      6.39        59,927     382,794  (19.98)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)                            10.68      8.54           803       6,857  (20.02)%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)                            10.87      8.69         1,417      12,319  (20.06)%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.73      8.63       609,409   5,257,304  (19.62)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)               11.18      8.97        18,201     163,256  (19.75)%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)               11.17      8.96         7,813      70,016  (19.78)%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)               11.17      8.96         5,944      53,237  (19.82)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         9.90      7.94        48,689     386,656  (19.82)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         9.88      7.91        35,240     278,832  (19.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)        11.16      8.93         2,619      23,400  (19.99)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)        11.16      8.93         8,274      73,869  (20.03)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          9.91      7.95       212,925   1,693,078  (19.78)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          9.89      7.92        24,448     193,689  (19.90)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)         10.39      8.32        11,271      93,734  (19.94)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)         11.16      8.93         3,106      27,740  (20.00)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)                       11.17      8.95        82,452     738,125  (19.87)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)                       11.17      8.93         7,597      67,871  (20.00)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)                       11.17      8.93         4,793      42,789  (20.05)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)                       11.16      8.92        17,272     154,106  (20.07)%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(2)
-------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Class 2                                       0.25%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves (1.40%
   Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)
FTVIPT Templeton Foreign Securities Class 2                             2.34%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)
  Lincoln Choice Plus (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)
  Lincoln Choice Plus Access (1.90% Fee Rate)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)
FTVIPT Templeton Growth Securities Class 2                              2.50%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)

(1) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account N

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(5) Ratio(6)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                                                                          9.44%
  Lincoln Choice Plus (1.40% Fee Rate)                        $ 8.35     $ 6.31    2,028,094  $12,805,772  (24.35)%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                      10.00      11.72        3,479       40,786   17.23%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      12.13          100        1,213   21.34%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   7.92       5.98      110,028      657,670  (24.54)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   7.92       5.96       36,208      215,963  (24.65)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)               10.00      10.99        3,465       38,090    9.94%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)               10.00      12.13          100        1,213   21.25%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    7.86       5.93      392,200    2,327,433  (24.50)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    7.92       5.97      112,228      669,876  (24.61)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                10.00      12.13          103        1,249   21.28%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                10.00      12.13        1,526       18,505   21.27%
AIM V.I. Growth                                                                                                        0.22%
  Lincoln Choice Plus (1.40% Fee Rate)                         11.62       7.57    3,116,803   23,603,880  (34.81)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     11.62       7.57          264        2,001  (34.81)%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                      10.00      10.68        4,285       45,782    6.83%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      11.13          100        1,113   11.34%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   7.36       4.79      155,151      742,821  (34.97)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   7.36       4.78       73,409      350,700  (35.07)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)               10.00      10.16        3,380       34,337    1.60%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)               10.00      11.13          100        1,113   11.25%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    7.29       4.74      462,387    2,193,954  (34.94)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    7.36       4.78      121,725      581,936  (35.03)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                10.00      11.13          103        1,146   11.29%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                10.00      11.13          103        1,146   11.27%
AIM V.I. Growth Class II                                                                                               0.46%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                   10.00      11.14        1,323       14,751   11.38%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                   10.00      11.13          100        1,118   11.31%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                   10.00      11.13          100        1,118   11.30%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                   10.00      11.13          100        1,118   11.29%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(4)            10.00      11.62           97        1,128   16.20%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)            10.00      11.62          100        1,163   16.16%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)            10.00      11.12          100        1,118   11.23%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)            10.00      11.61          100        1,163   16.13%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)             10.00      11.13        2,710       30,165   11.30%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)             10.00      11.62          994       11,553   16.18%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)             10.00      11.12          103        1,152   11.25%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)             10.00      11.12          103        1,152   11.22%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)           10.00      11.13          100        1,115   11.28%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)           10.00      11.12          100        1,112   11.23%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)           10.00      11.12          100        1,112   11.20%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)           10.00      11.12          100        1,112   11.19%
AIM V.I. International Growth                                                                                          0.36%
  Lincoln Choice Plus (1.40% Fee Rate)                         11.40       8.60    1,503,499   12,925,140  (24.60)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                      10.00      10.62          100        1,062    6.20%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      10.62          100        1,062    6.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   8.04       6.05       90,299      546,298  (24.79)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   8.04       6.04       18,491      111,606  (24.90)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)               10.00       9.95        2,272       22,603   (0.53)%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)               10.00      10.61          708        7,516    6.14%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    8.09       6.09      215,308    1,310,409  (24.75)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    8.04       6.04       47,734      288,321  (24.86)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                10.00       9.95          648        6,450   (0.52)%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                10.00      10.62          103        1,093    6.15%

Lincoln Life Variable Annuity Account N

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(5) Ratio(6)
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Class II                                                                                 0.43%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                  $10.00     $10.62          285  $     3,037    6.21%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                   10.00      10.62          100        1,066    6.19%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                   10.00      10.61          100        1,066    6.14%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                   10.00      10.61          413        4,387    6.13%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(4)            10.00      11.23           95        1,072   12.29%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)            10.00      11.23           96        1,081   12.26%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)            10.00      10.61          100        1,066    6.10%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)            10.00      11.22           96        1,082   12.22%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)             10.00      10.61          488        5,189    6.15%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)             10.00      11.23           99        1,114   12.28%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)             10.00      10.61          103        1,098    6.11%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)             10.00      10.61          103        1,098    6.10%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)           10.00      10.61          100        1,066    6.12%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)           10.00      10.61          100        1,066    6.10%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)           10.00      10.61          100        1,063    6.08%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)           10.00      10.60          100        1,060    6.03%
AIM V.I. Premier Equity                                                                                                0.13%
  Lincoln Choice Plus (1.40% Fee Rate)                         11.79      10.16    6,508,531   66,138,102  (13.78)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     11.79      10.16        2,961       30,087  (13.78)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                      10.00      10.57        8,570       90,590    5.70%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      11.32        2,661       30,114   13.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   8.49       7.30      402,008    2,934,284  (14.00)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   8.48       7.28      126,935      924,451  (14.12)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)               10.00      10.56        4,280       45,212    5.62%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)               10.00      11.31          669        7,562   13.10%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    8.39       7.22      976,418    7,052,478  (13.95)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    8.48       7.29      253,416    1,846,925  (14.08)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                10.00      10.56          816        8,625    5.64%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                10.00      11.31          103        1,165   13.11%
AIM V.I. Premier Equity Class II                                                                                       0.33%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                   10.00      11.32        7,378       83,541   13.23%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                   10.00      11.32        9,710      109,971   13.18%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                   10.00      11.32        1,435       16,242   13.16%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                   10.00      11.32        2,166       24,512   13.15%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)            10.00      11.32          877        9,928   13.15%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)            10.00      11.84          203        2,400   18.42%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)            10.00      11.31          100        1,131   13.08%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)            10.00      11.84        2,318       27,446   18.38%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)             10.00      11.32        3,886       43,973   13.17%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)             10.00      11.84           98        1,162   18.43%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)             10.00      11.31          714        8,071   13.10%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)             10.00      11.31          103        1,165   13.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)           10.00      11.31        3,854       43,601   13.13%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)           10.00      11.31          676        7,647   13.09%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)           10.00      11.31          100        1,131   13.06%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)           10.00      11.31          100        1,131   13.05%
ABVPSF Growth Class B                                                                                                  0.21%
  Lincoln Choice Plus (1.40% Fee Rate)                          8.65       6.51      651,718    4,245,489  (24.71)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                      10.00      11.97          100        1,197   19.75%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      11.97          100        1,197   19.73%
  Lincoln Choice Plus Access (1.65% Fee Rate)                   8.04       6.04       84,407      509,686  (24.90)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                   8.03       6.02       54,286      327,049  (25.01)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)               10.00      10.89        3,385       36,869    8.92%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)               10.00      11.96          100        1,196   19.64%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                    8.00       6.01      193,588    1,163,063  (24.86)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                    8.04       6.03       48,885      294,726  (24.98)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                10.00      10.89        7,337       79,928    8.93%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                10.00      11.97          103        1,232   19.66%

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
ABVPSF Growth and Income Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)              $12.49     $12.33    2,870,028  $35,387,818   (1.24)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                     12.49      12.33        4,973       61,318   (1.24)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      11.32       14,518      164,411   13.24%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.35       11,575      119,800    3.50%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      11.32       15,910      180,097   13.20%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.47      10.32      461,707    4,763,496   (1.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.47      10.30      142,206    1,464,140   (1.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.34       30,120      311,512    3.42%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.31        1,063       12,022   13.12%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.46      10.31      999,322   10,299,131   (1.44)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.47      10.30      233,908    2,410,022   (1.59)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.34       14,044      145,269    3.44%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.31          103        1,165   13.14%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.32       12,201      138,123   13.20%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.32          782        8,849   13.15%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.31          100        1,131   13.13%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.31        1,199       13,564   13.12%
ABVPSF Premier Growth Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                8.94       7.28    1,902,157   13,852,494  (18.55)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      11.96        1,958       23,417   19.58%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      11.01        2,917       32,112   10.07%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      11.95        7,653       91,469   19.52%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         7.73       6.28      334,524    2,101,491  (18.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         7.73       6.27      137,644      862,736  (18.88)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      11.00       11,461      126,063    9.99%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.94          100        1,194   19.44%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          7.68       6.24    1,020,773    6,374,058  (18.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          7.73       6.27      134,567      844,035  (18.84)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)      10.00      11.95        5,646       67,447   19.46%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.95          103        1,230   19.46%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.95        4,344       51,924   19.54%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.95          873       10,428   19.48%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.95          100        1,195   19.47%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.95          100        1,195   19.46%
ABVPSF Small Cap Value Class B
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.88          946       11,257   18.83%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.88        3,757       44,625   18.78%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.88          100        1,193   18.76%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.87          100        1,192   18.75%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      11.87          694        8,256   18.74%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      11.87          100        1,193   18.69%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      11.87          100        1,193   18.68%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      11.87          100        1,193   18.66%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      11.88        7,284       86,512   18.76%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      11.87          103        1,229   18.72%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      11.87          103        1,229   18.70%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      11.87          103        1,228   18.68%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.87        4,185       49,694   18.74%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.87          100        1,193   18.70%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.87          100        1,193   18.68%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.87          100        1,193   18.66%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
ABVPSF Growth and Income Class B                                        0.51%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
ABVPSF Premier Growth Class B                                             --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
ABVPSF Small Cap Value Class B                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
ABVPSF Technology Class B
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)              $ 6.96     $ 5.12    2,651,896  $13,570,112  (26.49)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                      6.96       5.12          394        2,018  (26.49)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      12.88          100        1,288   28.82%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)            10.00      12.88          918       11,815   28.76%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      12.87          100        1,287   28.74%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         6.64       4.87      175,637      855,589  (26.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         6.64       4.86       62,533      303,953  (26.79)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      11.55          572        6,609   15.46%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.87          100        1,287   28.65%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          6.55       4.81      643,256    3,092,669  (26.64)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          6.64       4.86       93,334      453,988  (26.75)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      11.55        1,530       17,667   15.47%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.87          103        1,325   28.66%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.88        1,811       23,324   28.77%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.87          100        1,287   28.71%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.87          100        1,287   28.70%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.87          100        1,287   28.68%
American Funds Global Small Cap Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                6.92       5.95    1,069,737    6,361,066  (14.07)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      12.51        1,389       17,376   25.08%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      11.13        2,165       24,108   11.34%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      12.50          100        1,250   25.02%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.24       7.07       89,848      634,923  (14.28)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.24       7.05       31,483      221,992  (14.41)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      12.50          100        1,250   24.96%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.49          100        1,249   24.94%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.29       7.11      431,666    3,070,752  (14.24)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.24       7.06       41,035      289,559  (14.37)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      11.13        1,359       15,120   11.26%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.50          103        1,287   24.95%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.51          102        1,276   25.07%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.50          100        1,250   25.03%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.50          100        1,250   25.00%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.50          100        1,250   24.98%
American Funds Growth Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                9.69       7.82    7,186,647   56,208,567  (19.29)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                      9.69       7.82       22,001      172,076  (19.29)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      12.32       21,092      259,859   23.20%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.82       20,412      220,852    8.20%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      12.31        6,649       81,883   23.15%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.97       7.22    1,347,271    9,732,562  (19.49)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.97       7.21      357,732    2,578,778  (19.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.81       14,777      159,760    8.11%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.31        2,869       35,306   23.05%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.89       7.16    2,621,476   18,765,018  (19.45)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.97       7.21      360,241    2,598,752  (19.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.81       17,711      191,508    8.13%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.31        4,814       59,250   23.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.32       22,143      272,712   23.16%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.31          100        1,231   23.11%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.31          100        1,231   23.09%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.31          100        1,231   23.07%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
ABVPSF Technology Class B                                                 --
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
American Funds Global Small Cap Class 2                                 0.86%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
American Funds Growth Class 2                                           0.47%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)              $11.28     $11.41    4,313,847  $49,207,809    1.13%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      11.32       20,821      235,701   13.20%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.53       48,391      509,788    5.35%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      11.31        6,635       75,070   13.14%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.44      10.53      970,016   10,212,328    0.88%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.43      10.51      619,590    6,509,299    0.73%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.53       31,714      333,840    5.27%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.31        2,493       28,187   13.08%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.43      10.53    1,081,776   11,386,965    0.93%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.43      10.51      379,133    3,986,020    0.78%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.53       16,500      173,714    5.28%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.31       10,934      123,650   13.09%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.31       30,833      348,856   13.14%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.31        1,195       13,521   13.11%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.31          100        1,131   13.09%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.31          100        1,131   13.07%
American Funds International Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                6.84       5.41    3,659,947   19,790,224  (21.00)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      10.85        8,909       96,626    8.46%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.22        3,403       34,793    2.24%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      10.84        2,892       31,348    8.40%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         7.83       6.17      552,383    3,407,949  (21.20)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         7.82       6.16      134,523      828,098  (21.32)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.22       10,917      111,535    2.16%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.83        1,705       18,477    8.34%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          7.86       6.20    1,003,412    6,221,571  (21.16)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          7.83       6.16      232,053    1,429,484  (21.28)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.22        7,793       79,633    2.18%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.84          181        1,964    8.35%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.84        5,677       61,547    8.41%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.84          794        8,602    8.38%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.84          100        1,084    8.36%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.83          100        1,083    8.34%
Delaware VIPT Devon
  Lincoln Choice Plus (1.40% Fee Rate)                                   7.95       7.12      559,431    3,983,321  (10.45)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               7.95       7.12        3,036       21,615  (10.45)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      11.48          100        1,148   14.76%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.48          100        1,148   14.75%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.21      10.60      185,777    1,968,863    3.82%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                               10.00      11.48          493        5,658   14.84%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.42          100        1,142   14.22%
Delaware VIPT Emerging Markets Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.27       8.58          100          858    3.73%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.26       8.54       16,590      141,743    3.43%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            8.26       8.53        4,694       40,028    3.29%
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)                        10.00      11.42          100        1,142   14.17%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      11.42          100        1,142   14.16%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.25       8.54       37,390      319,392    3.49%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             8.26       8.54        3,749       31,997    3.35%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                         10.00      10.42          483        5,028    4.16%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      11.42          103        1,176   14.16%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                                   7.90       7.47    1,212,557    9,060,565   (5.43)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               7.90       7.47          838        6,262   (5.43)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      10.33          219        2,262    3.31%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.33          100        1,033    3.28%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
American Funds Growth-Income Class 2                                    1.82%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
American Funds International Class 2                                    0.89%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT Devon                                                     0.72%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Emerging Markets                                          0.51%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(2)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Emerging Markets Service Class                            0.23%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
Delaware VIPT High Yield                                                9.54%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $10.32        1,463  $    15,092    3.17%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.31        1,559       16,082    3.13%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.31          100        1,031    3.11%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.31          942        9,712    3.09%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.97       8.46          100          846   (5.70)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.96       8.43      149,274    1,257,788   (5.94)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.95       8.41       68,224      573,512   (6.09)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00       9.94       12,927      128,534   (0.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.30        1,067       10,990    3.02%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.96       8.43      302,566    2,551,344   (5.90)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.95       8.41       89,138      749,884   (6.04)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00       9.94        2,108       20,967   (0.55)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.30          103        1,061    3.04%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.31        1,583       16,313    3.08%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.30          480        4,947    3.04%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.30          100        1,030    3.04%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.30          100        1,030    3.02%
Delaware VIPT International Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.47       9.86      171,811    1,694,457  (14.05)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      10.96          100        1,096    9.64%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.96          100        1,096    9.62%
Delaware VIPT Large Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.52       9.97    1,477,536   14,727,750   (5.22)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              10.52       9.97        4,457       44,423   (5.22)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.33        4,043       41,749    3.27%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.10          100        1,110   11.04%
Delaware VIPT Large Cap Value Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.11          125        1,388   11.07%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.10          100        1,110   11.03%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.10          100        1,110   11.00%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.10          100        1,110   10.99%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.57      10.95          100        1,095   (5.34)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.56      10.91       58,203      634,902   (5.61)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        11.55      10.89       11,560      125,840   (5.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.31        2,316       23,885    3.12%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.09          100        1,109   10.90%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         11.52      10.88      140,488    1,528,405   (5.56)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         11.55      10.89       35,141      382,837   (5.70)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.31          698        7,204    3.14%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.09          103        1,142   10.91%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.10        1,028       11,407   10.97%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.09          100        1,109   10.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.09          100        1,109   10.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.09          100        1,109   10.89%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                                  12.59      13.50      610,119    8,237,107    7.28%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              12.59      13.50       12,135      163,834    7.28%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                               10.00      10.73        1,674       17,973    7.34%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.71          100        1,071    7.12%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Delaware VIPT High Yield Service Class                                  6.52%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT International Equity                                      2.87%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Large Cap Value                                           0.18%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Large Cap Value Service Class                             0.05%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT REIT                                                      1.36%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(2)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT REIT Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $10.71        3,574  $    38,281    7.11%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.71        3,400       36,409    7.08%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.71          100        1,071    7.07%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.70          637        6,823    7.04%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.72      11.49          100        1,149    7.18%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.70      11.44      112,388    1,285,966    6.89%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.70      11.42       59,588      680,387    6.73%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.38        2,635       27,342    3.78%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.70          100        1,070    6.97%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.68      11.42      267,386    3,053,043    6.95%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.70      11.43       33,355      381,136    6.79%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.38        3,879       40,257    3.80%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.70          223        2,389    6.98%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.70          105        1,121    7.03%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.70          100        1,070    7.00%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.70          100        1,070    6.99%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.70        1,264       13,521    6.97%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   7.22       5.43    2,187,136   11,868,915  (24.85)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      12.22          346        4,231   22.23%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      12.22          100        1,222   22.21%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        7.52       5.64          100          564  (24.95)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            7.51       5.62      165,995      933,408  (25.15)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            7.51       5.61       28,294      158,753  (25.26)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)                        10.00      12.22        1,474       18,017   22.22%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      12.22          100        1,222   22.20%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             7.51       5.63      349,630    1,967,469  (25.11)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             7.51       5.61      121,298      681,081  (25.22)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                         10.00      10.98          393        4,320    9.79%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      12.22          103        1,259   22.22%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.47      12.65    1,318,896   16,680,961   10.29%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.99        2,808       30,868    9.92%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.80        3,650       43,082   18.03%
Delaware VIPT Small Cap Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.81        8,334       98,399   18.07%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.80        1,644       19,396   18.01%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.80        2,239       26,423   17.99%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.80        1,443       17,029   17.98%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.86      13.05          100        1,305   10.09%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.84      13.01      114,364    1,487,432    9.85%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        11.83      12.98       80,955    1,050,853    9.68%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.98        5,510       60,490    9.78%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.79          753        8,875   17.88%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         11.77      12.94      330,344    4,274,165    9.90%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         11.84      12.99       66,842      868,219    9.74%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.98        4,837       53,100    9.79%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.79        1,629       19,211   17.90%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.80          838        9,887   17.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.79          279        3,285   17.94%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.79          100        1,179   17.91%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.79          100        1,179   17.90%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.61       9.46      634,586    6,004,730  (10.79)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      11.54          100        1,154   15.35%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.53          100        1,153   15.34%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Delaware VIPT REIT Service Class                                        1.23%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT Select Growth                                               --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Select Growth Service Class                                 --
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
Delaware VIPT Small Cap Value                                           0.77%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Small Cap Service Class                                   0.46%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT Social Awareness                                          0.23%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)      $ 8.80     $ 7.84          100  $       784  (10.92)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.79       7.81       21,842      170,600  (11.17)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            8.79       7.79       11,830       92,199  (11.30)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)                        10.00      11.53          100        1,153   15.29%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      11.53          100        1,153   15.26%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.79       7.82       59,307      463,633  (11.12)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             8.79       7.80       11,463       89,395  (11.25)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                         10.00      11.53        2,880       33,211   15.31%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      11.53          103        1,187   15.29%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                                  16.75      13.98    3,573,333   49,970,844  (16.52)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              16.75      13.98        8,405      117,535  (16.52)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      11.35        5,447       61,818   13.50%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      12.79          100        1,279   27.94%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      12.80        6,289       80,501   28.01%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      12.79        5,189       66,389   27.95%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      12.79          899       11,503   27.94%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      12.79        1,600       20,463   27.92%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      7.77       6.48          100          648  (16.63)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         7.76       6.45      333,113    2,150,097  (16.84)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         7.76       6.44       88,103      567,402  (16.96)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(2)     10.00      12.21        3,601       43,959   22.07%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.78        1,233       15,763   27.80%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          7.76       6.46    1,353,374    8,741,850  (16.80)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          7.76       6.45      168,384    1,085,248  (16.92)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      11.34        2,404       27,255   13.37%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.78        1,546       19,760   27.82%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.79        3,397       43,455   27.92%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.79          620        7,932   27.86%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.79          100        1,279   27.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.78          100        1,278   27.84%
Delaware VIPT U.S. Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.65          100        1,169   16.52%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.65          100        1,170   16.46%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.65          100        1,170   16.45%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.64          100        1,169   16.43%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      11.64          100        1,169   16.43%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      11.64          100        1,170   16.38%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      11.64          100        1,170   16.36%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      11.63          100        1,169   16.35%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      11.64          103        1,204   16.45%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      11.64          103        1,205   16.40%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      11.64          103        1,205   16.38%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      11.64          103        1,205   16.36%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.64          100        1,169   16.43%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.64          100        1,170   16.36%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.63          100        1,169   16.35%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.63          100        1,166   16.34%
Dreyfus Developing Leaders
  Lincoln Choice Plus (1.40% Fee Rate)                                  14.54      13.46      292,325    3,934,529   (7.42)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      11.68          100        1,168   16.85%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.68          100        1,168   16.83%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Delaware VIPT Social Awareness Service Class                            0.09%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
Delaware VIPT Trend                                                       --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Delaware VIPT Trend Service Class                                         --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(2)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Delaware VIPT U.S. Growth Service Class                                   --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Dreyfus Developing Leaders                                              0.41%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $10.95        1,377  $    15,085    9.46%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.94          100        1,099    9.41%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.94          100        1,099    9.39%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.94          100        1,099    9.38%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      10.94        1,660       18,155    9.38%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      10.93          455        4,984    9.34%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      10.93          100        1,098    9.34%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      10.93          100        1,099    9.31%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      10.94       13,274      145,229    9.40%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      10.94          103        1,131    9.36%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      10.94          103        1,131    9.35%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      10.93          103        1,132    9.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.94        8,035       87,885    9.37%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.93          100        1,098    9.35%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.93          100        1,099    9.31%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.93          100        1,099    9.29%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.32      10.61    3,121,392   33,115,014   (6.28)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              11.32      10.61        3,228       34,250   (6.28)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.30        6,160       63,474    3.04%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.11        7,428       82,483   11.05%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.11        3,886       43,164   11.07%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.10          100        1,110   11.02%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.10          100        1,110   11.00%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.10        2,549       28,290   10.98%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     10.87      10.16          100        1,016   (6.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.86      10.12      143,488    1,452,655   (6.78)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.85      10.10       51,161      516,870   (6.92)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.28        5,872       60,393    2.85%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.09          919       10,192   10.88%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.86      10.13      214,035    2,168,471   (6.73)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.86      10.11       95,581      966,408   (6.87)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.29       13,119      134,946    2.86%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.09          103        1,142   10.92%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.10        9,102      101,014   10.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.09          100        1,109   10.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.09          100        1,109   10.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.09          100        1,109   10.90%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                  12.60      10.24    4,842,933   49,571,049  (18.80)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              12.60      10.24       22,717      232,529  (18.80)%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                               10.00      11.43        1,782       20,358   14.26%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.78        2,643       31,129   17.80%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Fidelity VIP Contrafund Service Class 2                                   --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Fidelity VIP Equity-Income                                              1.57%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Fidelity VIP Equity-Income Service Class 2                              0.57%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Fidelity VIP Growth                                                     0.08%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(2)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $11.78       11,539  $   135,963   17.83%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.78          100        1,178   17.78%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.78          100        1,178   17.77%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.77          417        4,911   17.75%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.37       6.78          100          678  (19.04)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.36       6.75       98,856      667,624  (19.21)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.35       6.74       22,795      153,614  (19.33)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.69        5,996       64,075    6.87%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.76          644        7,573   17.64%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.36       6.76      916,788    6,196,314  (19.17)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.36       6.74      153,898    1,037,839  (19.29)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.69        4,892       52,293    6.89%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.77          103        1,212   17.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.77        4,045       47,622   17.73%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.77          100        1,177   17.68%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.77          100        1,177   17.67%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.77          100        1,177   17.66%
Fidelity VIP III Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                                   8.73       7.37    2,188,160   16,123,664  (15.61)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               8.73       7.37       44,726      329,566  (15.61)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      11.35          100        1,135   13.50%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.35          100        1,135   13.49%
Fidelity VIP III Growth Opportunities Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.49       7.14          100          714  (15.87)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.48       7.12       22,454      159,933  (16.04)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            8.48       7.11        2,114       15,021  (16.17)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)                        10.00      11.34          100        1,134   13.36%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      11.33          100        1,133   13.33%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.49       7.13       58,213      414,981  (16.00)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             8.48       7.11        9,374       66,668  (16.12)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                         10.00      11.34          103        1,168   13.37%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      11.33          103        1,167   13.34%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.33       8.81      896,988    7,903,472  (22.26)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              11.33       8.81       23,243      204,801  (22.26)%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                               10.00      10.87          210        2,288    8.71%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.90          100        1,090    9.04%
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      10.91        4,874       53,175    9.10%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.90          100        1,090    9.05%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.90          100        1,090    9.03%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.90          100        1,090    9.02%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.61       6.69          100          669  (22.26)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.60       6.67       27,479      183,275  (22.45)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.59       6.65        7,936       52,815  (22.57)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      10.90          100        1,090    8.95%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.89          100        1,089    8.92%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.60       6.67      404,091    2,697,287  (22.42)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.60       6.66       16,482      109,768  (22.53)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)      10.00      10.90          823        8,972    8.97%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.89          179        1,955    8.95%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.90          100        1,090    9.00%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.90          100        1,090    8.96%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.89          100        1,089    8.94%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.89          100        1,089    8.93%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Fidelity VIP Growth Service Class 2                                     0.06%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Fidelity VIP III Growth Opportunities                                   0.41%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Fidelity VIP III Growth Opportunities Service Class 2                   0.28%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
Fidelity VIP Overseas                                                   5.87%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(2)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Fidelity VIP Overseas Service Class 2                                   4.37%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                      Unit Value Unit Value                                  Investment
                                                      Beginning  Ending of  Units                  Total     Income
Subaccount                                            of Period  Period     Outstanding Net Assets Return(5) Ratio(6)
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid Cap Growth Service Shares                                                                  --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)            $10.00     $11.39        748     $ 8,529     13.94%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      11.39        100       1,144     13.89%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      11.39        100       1,144     13.87%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      11.39        100       1,144     13.86%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)      10.00      11.39        137       1,570     13.86%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)      10.00      11.38        100       1,143     13.82%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      11.38        100       1,144     13.79%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)      10.00      11.38        100       1,144     13.77%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      11.39        702       7,996     13.87%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)       10.00      11.38        103       1,178     13.84%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      11.38        103       1,178     13.81%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      11.38        103       1,178     13.79%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      11.38      2,038      23,203     13.85%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      11.38        100       1,138     13.79%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      11.38        100       1,138     13.77%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      11.38        100       1,138     13.77%
Janus Aspen Series Balanced Service Shares                                                                      3.26%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)             10.00      10.67      2,965      31,638      6.69%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      10.66      3,188      34,001      6.65%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      10.66        159       1,703      6.62%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      10.66        100       1,071      6.61%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)      10.00      10.66        100       1,071      6.61%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)      10.00      10.66        100       1,071      6.58%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      10.66        100       1,071      6.57%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)      10.00      10.65        100       1,071      6.54%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      10.66      7,631      81,366      6.62%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)       10.00      10.66        103       1,103      6.59%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      10.66        141       1,511      6.59%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      10.66        103       1,103      6.55%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      10.66      6,705      71,471      6.59%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      10.66        100       1,071      6.57%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      10.65        100       1,071      6.54%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      10.65      1,388      14,796      6.52%
Janus Aspen Series Worldwide Growth Service Shares                                                              0.20%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)             10.00      11.52      1,638      18,881     15.20%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      11.51        123       1,422     15.14%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      11.51        128       1,477     15.13%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      11.51        100       1,156     15.12%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)      10.00      11.51        823       9,482     15.12%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)      10.00      11.51        100       1,157     15.07%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      11.51        100       1,157     15.05%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)      10.00      11.50        100       1,156     15.02%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      11.51      2,740      31,548     15.13%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)       10.00      11.51        103       1,191     15.09%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      11.51        103       1,191     15.07%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      11.50        103       1,187     15.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      11.51        394       4,538     15.10%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      11.51        100       1,151     15.06%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      11.50        100       1,150     15.03%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      11.50        100       1,150     15.02%

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                                 $13.68     $10.99      428,484  $ 4,711,035  (19.62)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              13.68      10.99        6,100       67,067  (19.62)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.57          192        2,028    5.73%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      12.01          100        1,201   20.06%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.25       6.62       31,073      205,568  (19.82)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            8.25       6.60        4,953       32,695  (19.94)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(2)                        10.00      11.92          384        4,571   19.18%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      12.00          100        1,200   19.99%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.25       6.62      103,255      683,561  (19.78)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             8.25       6.61        7,321       48,366  (19.90)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                         10.00      12.00          103        1,236   20.03%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      12.00          103        1,236   20.01%
Liberty VIT Growth & Income
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.69      11.45      497,534    5,698,409   (1.99)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      10.74          100        1,074    7.42%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.74          100        1,074    7.41%
Lincoln VIPT Aggressive Growth
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      12.42          100        1,247   24.22%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      12.42          100        1,247   24.17%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      12.42          100        1,247   24.16%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      12.41          100        1,246   24.14%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      12.41          100        1,246   24.14%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      12.41          100        1,247   24.08%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      12.41          100        1,247   24.07%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      12.41          100        1,247   24.05%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      12.42          103        1,283   24.16%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      12.41          103        1,284   24.10%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      12.41          103        1,284   24.09%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      12.41          103        1,284   24.07%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.41          100        1,247   24.12%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.41          100        1,247   24.07%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.41          100        1,247   24.06%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.40          100        1,243   24.04%
Lincoln VIPT Bond
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               10.53      11.33    5,439,294   61,650,712    7.63%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      10.12       18,918      191,515    1.24%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.10       15,416      155,722    1.01%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      10.12       20,979      212,268    1.18%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.61      11.39      634,854    7,229,044    7.37%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.60      11.36      262,744    2,985,892    7.21%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      10.09       24,075      243,002    0.93%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.11        5,917       59,837    1.13%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.61      11.40    1,398,952   15,942,826    7.42%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.60      11.37      291,980    3,320,535    7.26%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.09       29,161      294,378    0.95%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.11          225        2,280    1.14%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.12       21,656      219,123    1.18%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.11        1,149       11,622    1.15%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.11          100        1,011    1.14%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.11          225        2,272    1.13%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Liberty VIT Newport Tiger                                               0.78%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(2)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
Liberty VIT Growth & Income                                             1.01%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
Lincoln VIPT Aggressive Growth                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Lincoln VIPT Bond                                                       6.52%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                      Unit Value Unit Value                                  Investment
                                                      Beginning  Ending of  Units                  Total     Income
Subaccount                                            of Period  Period     Outstanding Net Assets Return(5) Ratio(6)
-----------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Capital Appreciation                                                                                 --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)            $10.00     $11.63       465       $5,423     16.31%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      11.63       100        1,168     16.26%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      11.62       100        1,167     16.25%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      11.62       100        1,167     16.23%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)      10.00      11.62       100        1,167     16.23%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)      10.00      11.62       100        1,168     16.18%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      11.62       100        1,168     16.16%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)      10.00      11.61       100        1,167     16.15%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      11.62       177        2,068     16.24%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)       10.00      11.62       103        1,203     16.19%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      11.62       103        1,203     16.18%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      11.62       103        1,203     16.17%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      11.62       100        1,167     16.23%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      11.62       100        1,165     16.17%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      11.62       100        1,162     16.16%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      11.61       100        1,161     16.14%
Lincoln VIPT Global Asset Allocation                                                                            0.42%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)             10.00      10.98       100        1,102      9.78%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      10.97       100        1,102      9.73%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      10.97       100        1,102      9.70%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      10.97       100        1,102      9.69%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(4)      10.00      11.38        94        1,070     13.80%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)      10.00      11.38        94        1,069     13.76%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      10.96       100        1,101      9.64%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)      10.00      11.37        94        1,069     13.74%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      10.97       103        1,135      9.70%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)       10.00      11.38        96        1,102     13.78%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      10.97       103        1,135      9.65%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      10.96       103        1,135      9.63%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      10.97       100        1,102      9.67%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      10.96       115        1,272      9.64%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      10.96       100        1,099      9.61%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      10.96       100        1,096      9.59%
Lincoln VIPT International                                                                                      0.93%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)             10.00      11.03       444        4,908     10.34%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)             10.00      11.03       100        1,108     10.29%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)             10.00      11.03       100        1,108     10.27%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)             10.00      11.03       100        1,108     10.26%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)      10.00      11.03       100        1,108     10.26%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)      10.00      11.02       100        1,107     10.23%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)      10.00      11.02       100        1,108     10.21%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)      10.00      11.02       100        1,108     10.18%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)       10.00      11.03       103        1,141     10.27%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)       10.00      11.02       103        1,141     10.25%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)       10.00      11.02       103        1,141     10.22%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)       10.00      11.02       103        1,141     10.19%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)     10.00      11.03       100        1,108     10.25%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)     10.00      11.02       100        1,108     10.21%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)     10.00      11.02       100        1,104     10.18%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)     10.00      11.02       100        1,102     10.16%

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Money Market
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)              $10.84     $11.12    5,801,358  $64,505,493    2.57%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      10.03       27,303      273,773    0.27%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.03       27,231      273,093    0.29%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      10.02        9,015       90,346    0.22%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.21      10.45    2,634,097   27,521,470    2.31%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.21      10.43      227,197    2,368,965    2.16%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      10.02          100        1,002    0.19%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.02          352        3,529    0.17%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.21      10.45    2,314,351   24,196,425    2.36%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.21      10.43    1,003,736   10,471,715    2.21%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.02        3,962       39,706    0.21%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.02       19,495      195,289    0.18%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.02       23,912      239,628    0.21%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.02        1,210       12,128    0.19%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.02          100        1,002    0.17%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.02          225        2,257    0.16%
Lincoln VIPT Social Awareness
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.52          486        5,609   15.20%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.51          100        1,156   15.15%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.51          100        1,156   15.13%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.51          100        1,156   15.12%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(4)                     10.00      12.11           95        1,153   21.07%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)                     10.00      12.10           95        1,153   21.01%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      11.51          100        1,157   15.06%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)                     10.00      12.10           95        1,154   20.98%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      11.51          103        1,191   15.13%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)                      10.00      12.10           98        1,188   21.03%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      11.51          103        1,191   15.08%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      11.51          103        1,191   15.05%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.51          100        1,156   15.11%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.51          100        1,157   15.06%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.50          100        1,153   15.04%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.50          100        1,150   15.03%
MFS VIT Capital Opportunities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.90          279        3,322   19.02%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.90          100        1,195   18.96%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.89          100        1,194   18.95%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.89        2,066       24,574   18.93%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      11.89          100        1,194   18.93%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      11.89          100        1,195   18.88%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      11.89          100        1,195   18.86%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      11.88          537        6,391   18.84%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      11.89        4,303       51,185   18.94%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      11.89          103        1,231   18.89%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      11.89          103        1,230   18.87%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      11.89          103        1,230   18.86%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.89          100        1,194   18.93%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.89          100        1,195   18.86%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.89          100        1,195   18.85%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.88          100        1,194   18.84%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                  15.50      10.17    2,292,240   23,308,799  (34.41)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              15.50      10.17        4,615       46,926  (34.41)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      12.14          634        7,689   21.35%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      12.13          100        1,213   21.35%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Lincoln VIPT Money Market                                               3.58%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Lincoln VIPT Social Awareness                                           0.68%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(4)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(4)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(4)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(4)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
MFS VIT Capital Opportunities Service Class                               --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
MFS VIT Emerging Growth                                                   --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $12.14          323  $     3,926   21.44%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      12.14          100        1,214   21.39%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      12.14          100        1,214   21.37%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      12.14          100        1,214   21.36%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      8.18       5.35          100          535  (34.54)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.17       5.33      121,159      646,311  (34.71)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.17       5.32       38,307      203,913  (34.81)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00      11.04        3,602       39,760   10.39%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.12          100        1,212   21.25%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.17       5.34      565,394    3,018,289  (34.68)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.17       5.33       96,791      515,562  (34.77)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)      10.00      12.13          816        9,900   21.28%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.13          103        1,249   21.26%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.13        2,756       33,440   21.34%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.13          100        1,213   21.30%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.13          100        1,213   21.28%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.13          100        1,213   21.27%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                                  12.13       9.42    1,471,097   13,856,452  (22.35)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              12.13       9.42        3,106       29,254  (22.35)%
  Lincoln Choice Plus (1.60% Fee Rate)(2)                               10.00      11.14          613        6,828   11.36%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      11.38          100        1,138   13.75%
MFS VIT Research Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)        8.83       6.85          100          685  (22.49)%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            8.82       6.82      185,881    1,268,370  (22.67)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            8.82       6.81       86,880      591,584  (22.79)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)                        10.00      10.59        1,817       19,240    5.88%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      11.37          100        1,137   13.71%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             8.83       6.83      441,154    3,012,382  (22.64)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             8.82       6.81       91,395      622,793  (22.75)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)                         10.00      11.38          379        4,312   13.76%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      11.37          103        1,171   13.73%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                                  11.79      11.65    3,653,130   42,566,565   (1.15)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              11.79      11.65        2,034       23,699   (1.15)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.29       12,156      125,069    2.88%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.64          100        1,064    6.45%
MFS VIT Total Return Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      10.64       10,888      115,896    6.44%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.64          116        1,235    6.42%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.64          145        1,540    6.37%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.64          100        1,064    6.36%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.14      10.99          100        1,099   (1.34)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        11.13      10.95      357,805    3,917,372   (1.61)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        11.12      10.93       90,161      985,185   (1.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      10.63        7,524       79,982    6.30%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      10.63        1,061       11,273    6.29%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         11.13      10.96      766,828    8,401,751   (1.56)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         11.12      10.93      157,767    1,724,983   (1.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.28       15,398      158,255    2.78%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      10.63          103        1,095    6.32%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.63       15,172      161,350    6.35%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.63          132        1,402    6.32%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.63          100        1,063    6.31%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.63        1,272       13,520    6.27%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
MFS VIT Emerging Growth Service Class                                     --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
MFS VIT Research                                                        0.01%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(2)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
MFS VIT Research Service Class                                            --
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
MFS VIT Total Return                                                    1.98%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
MFS VIT Total Return Service Class                                      1.56%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                                 $13.95     $10.43    3,696,683  $38,543,343  (25.26)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              13.95      10.43        3,243       33,817  (25.26)%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00       9.37        3,176       29,771   (6.25)%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00       9.86        3,427       33,795   (1.40)%
MFS VIT Utilities Service Class
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00       9.85        3,357       33,082   (1.46)%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00       9.85        5,331       52,515   (1.49)%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00       9.85          608        5,985   (1.49)%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00       9.85          100          985   (1.52)%
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)                                                      9.91       7.38          100          738  (25.52)%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         9.90       7.36      287,684    2,116,185  (25.68)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         9.89       7.34       87,850      644,841  (25.79)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)     10.00       9.35       18,342      171,586   (6.45)%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00       9.84          100          984   (1.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          9.90       7.36      703,673    5,180,231  (25.65)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          9.89       7.35      283,268    2,080,710  (25.76)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00       9.36        6,271       58,678   (6.44)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00       9.84          103        1,014   (1.57)%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00       9.85        2,473       24,347   (1.54)%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00       9.84          100          984   (1.58)%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00       9.84          100          984   (1.58)%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00       9.84          100          984   (1.59)%
NB AMT Mid-Cap Growth
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      12.01        4,718       56,680   20.13%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      12.01          100        1,206   20.07%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      12.01          100        1,206   20.07%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      12.00          376        4,517   20.04%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      12.00          213        2,561   20.04%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      12.00          100        1,206   19.99%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      12.00          100        1,206   19.97%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      12.00          100        1,206   19.96%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      12.01        1,311       15,738   20.06%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      12.00          103        1,242   20.01%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      12.00          103        1,242   19.99%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      12.00          103        1,242   19.97%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.00        1,075       12,913   20.02%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.00          100        1,205   19.98%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.00          100        1,200   19.96%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.99          100        1,199   19.95%
NB AMT Regency
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      11.16          401        4,485   11.59%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      11.15          100        1,120   11.55%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      11.15          100        1,120   11.52%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      11.15          100        1,120   11.50%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      11.15          100        1,120   11.50%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      11.15          100        1,120   11.47%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      11.15          100        1,120   11.46%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      11.14          100        1,120   11.44%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      11.15        6,525       72,771   11.52%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      11.15          103        1,154   11.49%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      11.15          103        1,154   11.47%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      11.15          103        1,154   11.45%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.15          100        1,130   11.51%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.15          100        1,119   11.48%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.15          100        1,115   11.47%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.15          100        1,115   11.45%
OCC Accumulation Global Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                  12.96      11.01      336,972    3,711,616  (15.02)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      10.50          100        1,050    4.99%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.50        3,289       34,527    4.99%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
MFS VIT Utilities                                                       3.29%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
MFS VIT Utilities Service Class                                         2.45%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
NB AMT Mid-Cap Growth                                                     --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
NB AMT Regency                                                            --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
OCC Accumulation Global Equity                                            --
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                            Unit Value Unit Value                                   Investment
                                                            Beginning  Ending of  Units                   Total     Income
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(5) Ratio(6)
------------------------------------------------------------------------------------------------------------------------------
OCC Accumulation Managed                                                                                               2.35%
  Lincoln Choice Plus (1.40% Fee Rate)                        $11.00     $10.31      569,567  $ 5,873,260   (6.23)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     11.00      10.31        3,425       35,319   (6.23)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                      10.00      10.31          100        1,031    3.14%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      10.31          100        1,031    3.13%
Putnam VT Growth & Income Class IB                                                                                       --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                   10.00      10.87          583        6,345    8.71%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                   10.00      10.87          100        1,092    8.67%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                   10.00      10.86          100        1,091    8.64%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                   10.00      10.86          100        1,091    8.62%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)            10.00      10.86          100        1,091    8.62%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)            10.00      10.86          100        1,091    8.59%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)            10.00      10.86          100        1,091    8.58%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)            10.00      10.86          100        1,092    8.56%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)             10.00      10.86          456        4,964    8.64%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)             10.00      10.86          103        1,124    8.61%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)             10.00      10.86          103        1,124    8.60%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)             10.00      10.86          103        1,124    8.57%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)           10.00      10.86        3,907       42,433    8.61%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)           10.00      10.86          100        1,091    8.58%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)           10.00      10.86          100        1,088    8.56%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)           10.00      10.85          100        1,085    8.52%
Putnam VT Health Sciences Class IB                                                                                       --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                   10.00      10.58        1,125       11,909    5.75%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                   10.00      10.57        1,370       14,480    5.71%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                   10.00      10.57          100        1,062    5.68%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                   10.00      10.57          100        1,062    5.67%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)            10.00      10.57          100        1,062    5.67%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)            10.00      10.56          276        2,924    5.64%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)            10.00      10.56          100        1,061    5.64%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)            10.00      10.56          100        1,062    5.60%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)             10.00      10.57        4,051       42,811    5.69%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)             10.00      10.57          103        1,093    5.66%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)             10.00      10.57          103        1,093    5.65%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)             10.00      10.56          103        1,094    5.61%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)           10.00      10.57        2,243       23,699    5.65%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)           10.00      10.56          100        1,061    5.63%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)           10.00      10.56          100        1,062    5.60%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)           10.00      10.56          100        1,060    5.57%
Scudder SVS Government Securities                                                                                      4.32%
  Lincoln Choice Plus (1.40% Fee Rate)                         10.90      11.55    1,598,974   18,467,030    5.99%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                      10.00      10.02          100        1,002    0.22%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      10.02          100        1,002    0.15%
Scudder SVS Small Cap Growth                                                                                             --
  Lincoln Choice Plus (1.40% Fee Rate)                         12.86       9.03      369,906    3,338,689  (29.80)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                      10.00      12.22          100        1,222   22.25%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                      10.00      12.22        2,225       27,201   22.23%

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                           $10.00     $10.61          514  $     5,460    6.06%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      10.60          100        1,064    6.03%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      10.60          100        1,065    5.99%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      10.60          100        1,065    5.98%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      10.60          100        1,065    5.98%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      10.59          100        1,064    5.95%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      10.59          100        1,064    5.94%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      10.59          100        1,064    5.92%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      10.60          103        1,097    5.99%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      10.60          103        1,096    5.96%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      10.60          103        1,096    5.96%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      10.59          103        1,097    5.93%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      10.60          100        1,065    5.96%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      10.59          100        1,064    5.94%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      10.59          100        1,064    5.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      10.59          100        1,060    5.89%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               11.01       9.53    6,274,273   59,811,073  (13.40)%
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)                                                     11.01       9.53        4,579       43,650  (13.40)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      11.29          100        1,129   12.85%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)            10.00      10.49       12,182      127,798    4.91%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      11.28          476        5,364   12.80%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.99       7.76      197,865    1,536,043  (13.62)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.98       7.75       33,849      262,223  (13.75)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      11.28       10,783      121,586   12.75%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.27          669        7,545   12.73%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.93       7.72      452,797    3,494,915  (13.58)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.98       7.75      140,236    1,087,111  (13.71)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.48        2,620       27,475    4.85%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.27          103        1,161   12.73%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.28          696        7,849   12.81%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.28          100        1,128   12.77%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.27          100        1,127   12.74%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.27          100        1,127   12.73%
Scudder VIT Small Cap Index
  Lincoln Choice Plus II (1.40% Fee Rate)(3)                            10.00      12.12          300        3,642   21.24%
  Lincoln Choice Plus II (1.55% Fee Rate)(3)                            10.00      12.12          100        1,217   21.18%
  Lincoln Choice Plus II (1.60% Fee Rate)(3)                            10.00      12.12          100        1,217   21.17%
  Lincoln Choice Plus II (1.65% Fee Rate)(3)                            10.00      12.12          100        1,217   21.16%
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)                     10.00      12.12        2,254       27,311   21.15%
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)                     10.00      12.11          100        1,217   21.10%
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)                     10.00      12.11          100        1,217   21.09%
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)                     10.00      12.11          100        1,217   21.07%
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)                      10.00      12.12        3,969       48,092   21.17%
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)                      10.00      12.11          103        1,254   21.12%
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)                      10.00      12.11          137        1,668   21.11%
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)                      10.00      12.11          103        1,253   21.08%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.12          104        1,268   21.17%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.11          100        1,211   21.12%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.11          100        1,211   21.10%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.11          100        1,211   21.09%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index                                             --
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Scudder VIT Equity 500 Index                                            0.86%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II -- Annuity Reserves
   (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
Scudder VIT Small Cap Index                                             1.04%
  Lincoln Choice Plus II (1.40% Fee Rate)(3)
  Lincoln Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.65% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.60% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.75% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

                                                                     Unit Value Unit Value
                                                                     Beginning  Ending of  Units                   Total
Subaccount                                                           of Period  Period     Outstanding Net Assets  Return(5)
-----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                 $12.11     $12.78    1,130,456  $14,452,413    5.55%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)              12.11      12.78        3,115       39,826    5.55%
  Lincoln Choice Plus (1.60% Fee Rate)(1)                               10.00      10.07       18,635      187,570    0.66%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.75        6,302       67,739    7.49%
  Lincoln Choice Plus Access (1.65% Fee Rate)                           10.85      11.43      197,528    2,256,799    5.29%
  Lincoln Choice Plus Access (1.80% Fee Rate)                           10.84      11.40      110,479    1,259,616    5.13%
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)                        10.00      10.06       30,566      307,435    0.58%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      10.74          705        7,579    7.44%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                            10.85      11.43      400,842    4,582,960    5.34%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                            10.85      11.41       74,366      848,492    5.19%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)                         10.00      10.06        5,207       52,381    0.59%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      10.75        1,701       18,272    7.45%
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)                7.54       6.30    1,470,924    9,268,460  (16.43)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      12.30        1,166       14,343   23.01%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)            10.00      12.30        3,614       44,450   22.98%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      12.30        2,454       30,168   22.96%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)         8.04       6.70      150,116    1,006,320  (16.64)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)         8.04       6.69       19,034      127,308  (16.76)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      12.29        2,198       27,017   22.89%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      12.29          100        1,229   22.88%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)          8.04       6.71      908,387    6,093,983  (16.60)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)          8.04       6.69       91,998      615,832  (16.72)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)      10.00      12.29        1,129       13,877   22.91%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      12.29          139        1,706   22.89%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      12.30        6,622       81,436   22.98%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      12.29          100        1,229   22.93%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      12.29          100        1,229   22.92%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      12.29          100        1,229   22.89%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)                                  10.02       8.30      449,711    3,731,055  (17.16)%
  Lincoln Choice Plus (1.60% Fee Rate)(3)                               10.00      10.88          155        1,690    8.82%
  Lincoln Choice Plus (1.65% Fee Rate)(3)                               10.00      10.88        6,295       68,486    8.79%
  Lincoln Choice Plus Access (1.65% Fee Rate)                            9.67       7.99       89,169      712,809  (17.37)%
  Lincoln Choice Plus Access (1.80% Fee Rate)                            9.67       7.98        9,001       71,789  (17.50)%
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)                        10.00      10.88        2,495       27,131    8.76%
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)                        10.00      10.87          100        1,087    8.73%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)                             9.68       8.00      156,426    1,251,404  (17.33)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)                             9.67       7.98       39,942      318,824  (17.45)%
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(2)                         10.00      10.68          216        2,303    6.76%
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)                         10.00      10.87          103        1,120    8.74%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)               11.03      10.73      376,062    4,036,314   (2.68)%
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)            10.00      11.18          100        1,118   11.77%
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)            10.00      11.17        1,670       18,653   11.72%
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)            10.00      11.17          419        4,681   11.71%
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)        10.20       9.90       43,856      434,388   (2.93)%
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)        10.20       9.88       19,120      188,982   (3.07)%
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)     10.00      11.16          100        1,116   11.65%
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)     10.00      11.16          100        1,116   11.63%
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)         10.21       9.91       59,809      592,861   (2.88)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)         10.20       9.89        8,152       80,637   (3.02)%
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)      10.00      10.39          656        6,818    3.88%
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)      10.00      11.16          103        1,150   11.65%
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)                    10.00      11.17          100        1,117   11.72%
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)                    10.00      11.17          100        1,117   11.68%
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)                    10.00      11.17          100        1,117   11.66%
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)                    10.00      11.16          100        1,116   11.63%

                                                                     Investment
                                                                     Income
Subaccount                                                           Ratio(6)
-------------------------------------------------------------------------------
FTVIPT Franklin Mutual Shares Securities Class 2                        1.49%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(1)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(1)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
FTVIPT Franklin Small Cap Class 2                                       0.38%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)
FTVIPT Templeton Foreign Securities Class 2                             2.48%
  Lincoln Choice Plus (1.40% Fee Rate)
  Lincoln Choice Plus (1.60% Fee Rate)(3)
  Lincoln Choice Plus (1.65% Fee Rate)(3)
  Lincoln Choice Plus Access (1.65% Fee Rate)
  Lincoln Choice Plus Access (1.80% Fee Rate)
  Lincoln Choice Plus Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus Bonus (1.60% Fee Rate)
  Lincoln Choice Plus Bonus (1.75% Fee Rate)
  Lincoln Choice Plus Bonus (1.80% Fee Rate)(2)
  Lincoln Choice Plus Bonus (1.85% Fee Rate)(3)
FTVIPT Templeton Growth Securities Class 2                              1.78%
  Lincoln Choice Plus and Choice Plus II (1.40% Fee Rate)
  Lincoln Choice Plus and Choice Plus II (1.55% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.60% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II (1.65% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.65% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.80% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Access (1.85% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Access (1.90% Fee Rate)(3)
  Lincoln Choice Plus and Choice Plus II Bonus (1.60% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.75% Fee Rate)
  Lincoln Choice Plus and Choice Plus II Bonus (1.80% Fee Rate)(1)
  Lincoln Choice Plus and Choice Plus II Bonus (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.70% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.85% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.90% Fee Rate)(3)
  Lincoln Choice Plus II L-Share (1.95% Fee Rate)(3)

Lincoln Life Variable Annuity Account N

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/17/2001.
(3) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(4) Reflects less than a full year of activity. Funds were first received in this option on 9/21/2001.
(5) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(6) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Lincoln Life Variable Annuity Account N

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
  Lincoln Choice Plus (1.40% Fee Rate)(1)                               $10.00     $ 8.35    1,155,021  $ 9,640,287  (16.54)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.93          100          793  (20.71)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.92       38,511      305,041  (20.79)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.92       23,805      188,439  (20.84)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.93          100          793  (20.71)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       7.86      197,607    1,553,185  (21.40)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.92       33,467      264,985  (20.82)%
AIM V.I. Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   14.82      11.62    3,053,656   35,471,620  (21.60)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               14.82      11.62        2,388       27,744  (21.60)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.37          100          737  (26.30)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.36       34,895      256,899  (26.38)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.36        9,421       69,316  (26.43)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.37          100          737  (26.30)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       7.29      217,485    1,586,023  (27.07)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.36       31,816      234,131  (26.41)%
AIM V.I. International Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   15.71      11.40    1,579,283   18,005,499  (27.43)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.02          100          802  (19.85)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.04       13,536      108,874  (19.56)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.04        9,683       77,820  (19.63)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.05          100          805  (19.49)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.09      117,814      952,857  (19.12)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.04        3,195       25,681  (19.61)%
AIM V.I. Premier Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                   14.00      11.79    5,995,050   70,656,254  (15.83)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               14.00      11.79        3,258       38,401  (15.83)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.50          100          850  (15.05)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.49       98,667      837,364  (15.13)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.48       25,163      213,397  (15.19)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.50          100          850  (15.05)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.39      484,358    4,065,660  (16.06)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.48       80,213      680,411  (15.17)%
ABVPSF Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       8.65      307,674    2,662,154  (13.48)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.05          100          805  (19.51)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.04       25,668      206,386  (19.60)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.03          741        5,953  (19.66)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.05          100          805  (19.51)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.00       57,672      461,141  (20.04)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.04        3,364       27,034  (19.64)%
ABVPSF Growth and Income Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      12.49      763,172    9,528,342   24.85%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.48          100        1,048    4.83%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.47       70,655      739,977    4.73%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.47       14,587      152,688    4.67%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.48          100        1,048    4.83%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00      10.46      202,418    2,116,614    4.57%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.47       27,318      286,010    4.69%

Lincoln Life Variable Annuity Account N

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
ABVPSF Premier Growth Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                               $10.00     $ 8.94      898,230  $ 8,031,171  (10.59)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)(1)            10.00       8.94        5,132       45,890  (10.59)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.74          100          774  (22.59)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.73       41,647      322,018  (22.68)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.73       19,713      152,306  (22.74)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.74          100          774  (22.59)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       7.68      523,396    4,020,674  (23.18)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.73       11,179       86,390  (22.72)%
ABVPSF Technology Class B
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       6.96    1,898,487   13,216,180  (30.39)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)(1)            10.00       6.96        5,411       37,666  (30.39)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       6.65          100          665  (33.50)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       6.64       56,716      376,809  (33.56)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       6.64       13,531       89,838  (33.61)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       6.65          100          665  (33.50)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       6.55      381,426    2,499,799  (34.46)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       6.64       23,406      155,428  (33.59)%
American Funds Global Small Cap Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       6.92      686,704    4,751,730  (30.80)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.25          100          825  (17.48)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.24       57,209      471,625  (17.56)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.24        2,121       17,472  (17.62)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.25          100          825  (17.48)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.29      308,098    2,555,570  (17.05)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.24       16,607      136,841  (17.60)%
American Funds Growth Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       9.69    2,845,067   27,571,047   (3.09)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)(1)            10.00       9.69       16,291      157,874   (3.09)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.98          100          898  (10.17)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.97      385,519    3,459,329  (10.27)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.97       25,395      227,733  (10.32)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.98          100          898  (10.17)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.89      933,891    8,299,561  (11.13)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.97       71,148      638,184  (10.30)%
American Funds Growth-Income Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.28    1,269,318   14,317,063   12.79%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.45          100        1,045    4.46%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.44      199,875    2,085,961    4.36%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.43        8,650       90,222    4.30%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.45          100        1,045    4.46%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00      10.43      180,781    1,885,415    4.29%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.43       45,570      475,403    4.32%
American Funds International Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       6.84    1,907,056   13,053,565  (31.55)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)(1)            10.00       6.84        6,763       46,293  (31.55)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.84          100          784  (21.62)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.83      141,236    1,105,801  (21.71)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.82       15,121      118,301  (21.76)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.84          100          784  (21.62)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       7.86      492,615    3,874,265  (21.35)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.83       78,213      612,049  (21.75)%
Delaware VIPT Devon
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.14       7.95      686,920    5,462,072  (12.99)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)                9.14       7.95        3,299       26,229  (12.99)%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                                   13.55      10.21      175,850    1,795,144  (24.67)%

Lincoln Life Variable Annuity Account N

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Emerging Markets Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)    $10.00     $ 8.27          100  $       827  (17.29)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.26          100          826  (17.39)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.26          100          826  (17.44)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.27          100          827  (17.29)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.25        4,082       33,720  (17.48)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.26          103          851  (17.41)%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.58       7.90      960,234    7,587,472  (17.48)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)                9.58       7.90          907        7,167  (17.48)%
Delaware VIPT High Yield Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.97          100          897  (10.33)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.96       37,984      340,280  (10.41)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.95        2,600       23,269  (10.49)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.97          100          897  (10.33)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.96       45,878      411,108  (10.39)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.95        7,234       64,772  (10.47)%
Delaware VIPT International Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                   11.57      11.47      207,903    2,385,497   (0.87)%
Delaware VIPT Large Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.58      10.52    1,143,055   12,021,682    9.78%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)                9.58      10.52        4,936       51,915    9.78%
Delaware VIPT Growth and Income Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      11.57          100        1,157   15.70%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      11.56        5,309       61,349   15.56%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      11.55          100        1,155   15.51%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      11.57          100        1,157   15.70%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00      11.52       26,913      310,034   15.19%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      11.55        3,051       35,251   15.53%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.72      12.59      286,080    3,600,356   29.51%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)                9.72      12.59        9,576      120,509   29.51%
Delaware VIPT REIT Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.72          100        1,072    7.15%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.70       19,141      204,888    7.04%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.70        3,521       37,668    6.98%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.72          100        1,072    7.15%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00      10.68      118,815    1,268,553    6.76%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.70        2,475       26,481    7.00%
Delaware VIPT Select Growth
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       7.22    1,444,437   10,429,922  (27.79)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)(1)            10.00       7.22        4,787       34,567  (27.79)%
Delaware VIPT Select Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.52          100          752  (24.81)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.51       73,329      550,855  (24.88)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.51       11,566       86,823  (24.93)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.52          100          752  (24.81)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       7.51      166,814    1,253,418  (24.86)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.51       11,315       84,961  (24.91)%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.84      11.47      625,080    7,168,513   16.54%
Delaware VIPT Small Cap Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      11.86          100        1,186   18.55%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      11.84        6,744       79,847   18.40%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      11.83        4,101       48,533   18.35%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      11.86          100        1,186   18.55%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00      11.77       89,395    1,052,405   17.72%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      11.84        5,097       60,331   18.36%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                                   11.87      10.61      714,731    7,581,429  (10.63)%

Lincoln Life Variable Annuity Account N

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Social Awareness Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)    $10.00     $ 8.80          100  $       880  (11.99)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.79       10,131       89,076  (12.08)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.79          393        3,454  (12.13)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.80          100          880  (11.99)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.79       20,794      182,896  (12.06)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.79          967        8,497  (12.12)%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                                   18.24      16.75    3,195,638   53,529,963   (8.18)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               18.24      16.75       10,799      180,899   (8.18)%
Delaware VIPT Trend Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       7.77          100          777  (22.31)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       7.76      116,148      901,488  (22.38)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       7.76       19,730      153,026  (22.44)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       7.77          100          777  (22.31)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       7.76      820,426    6,369,211  (22.37)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       7.76       64,370      499,373  (22.42)%
Dreyfus Developing Leaders
  Lincoln Choice Plus (1.40% Fee Rate)                                   13.01      14.54      417,561    6,070,769   11.73%
Fidelity VIP Equity-Income
  Lincoln Choice Plus (1.40% Fee Rate)                                   10.59      11.32    2,574,138   29,138,345    6.91%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               10.59      11.32        3,556       40,250    6.91%
Fidelity VIP Equity-Income Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.87          100        1,087    8.72%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.86       27,319      296,686    8.60%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.85          381        4,137    8.54%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.87          100        1,087    8.72%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      10.86       49,040      532,719    8.62%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.86        5,837       63,374    8.57%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   14.36      12.60    4,685,296   59,058,095  (12.22)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               14.36      12.60       22,952      289,304  (12.22)%
Fidelity VIP Growth Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.37          100          837  (16.31)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.36       40,746      340,621  (16.40)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.35        7,494       62,605  (16.46)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.37          100          837  (16.31)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.36      473,390    3,958,362  (16.38)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.36       68,987      576,437  (16.44)%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                                   10.68       8.73    2,414,912   21,086,458  (18.22)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               10.68       8.73       52,848      461,458  (18.22)%
Fidelity VIP Growth Opportunities Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.49          100          849  (15.08)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.48        9,828       83,376  (15.17)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.48          172        1,461  (15.23)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.49          100          849  (15.08)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.49       37,586      318,955  (15.15)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.48        2,338       19,825  (15.21)%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                                   14.21      11.33    1,036,624   11,749,877  (20.23)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               14.21      11.33       25,408      287,992  (20.23)%
Fidelity VIP Overseas Service Class 2
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.61          100          861  (13.89)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.60        6,029       51,860  (13.99)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.59        1,161        9,980  (14.05)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.61          100          861  (13.89)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.60      320,273    2,755,388  (13.97)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.60        2,801       24,082  (14.03)%

Lincoln Life Variable Annuity Account N

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                                  $16.44     $13.68      472,064  $ 6,456,882  (16.81)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               16.44      13.68        6,671       91,242  (16.81)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.26          100          826  (17.39)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.25          261        2,157  (17.49)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.25          100          825  (17.54)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.26          100          826  (17.39)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.25       44,733      369,157  (17.48)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.25          143        1,175  (17.52)%
Liberty VIT Growth & Income
  Lincoln Choice Plus (1.40% Fee Rate)                                   11.44      11.69      512,944    5,994,032    2.18%
Lincoln VIPT Bond
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.63      10.53    2,347,632   24,721,407    9.34%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.62          100        1,062    6.18%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.61       46,291      490,954    6.06%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.60        2,446       25,924    6.00%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.62          100        1,062    6.18%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      10.61      222,966    2,365,467    6.09%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.60       15,183      160,988    6.03%
Lincoln VIPT Money Market
  Lincoln Choice Plus (1.40% Fee Rate)                                   10.36      10.84    2,789,958   30,244,465    4.60%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.22          100        1,022    2.22%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.21      171,119    1,747,447    2.12%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.21       14,372      146,687    2.06%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.22          100        1,022    2.22%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      10.21      578,700    5,910,509    2.13%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.21       89,457      913,089    2.07%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   19.56      15.50    2,387,335   37,013,191  (20.73)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               19.56      15.50        8,984      139,283  (20.73)%
MFS VIT Emerging Growth Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.18          100          818  (18.21)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.17       27,417      224,004  (18.30)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.17       12,101       98,809  (18.35)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.18          100          818  (18.21)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.17      487,520    3,983,954  (18.28)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.17        8,934       72,958  (18.34)%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                                   12.93      12.13    1,215,879   14,748,162   (6.17)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               12.93      12.13        3,385       41,055   (6.17)%
MFS VIT Research Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.83          100          883  (11.66)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.82       50,803      448,313  (11.75)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.82        5,197       45,834  (11.81)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.83          100          883  (11.66)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.83      283,426    2,501,623  (11.74)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.82       12,155      107,223  (11.79)%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                                   10.30      11.79    2,204,103   25,980,162   14.40%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               10.30      11.79        2,261       26,646   14.40%
MFS VIT Total Return Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      11.14          100        1,114   11.42%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      11.13       28,922      321,844   11.28%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      11.12          630        7,005   11.23%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      11.14          100        1,114   11.42%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      11.13      181,726    2,022,794   11.30%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      11.12       18,499      205,790   11.24%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                                   13.21      13.95    3,274,863   45,685,014    5.58%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               13.21      13.95        3,572       49,834    5.58%

Lincoln Life Variable Annuity Account N

                                                                      Unit Value Unit Value
                                                                      Beginning  Ending of  Units                   Total
Subaccount                                                            of Period  Period     Outstanding Net Assets  Return(3)
-----------------------------------------------------------------------------------------------------------------------------
MFS VIT Utilities Service Class
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)    $10.00     $ 9.91          100  $       991   (0.92)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       9.90       59,067      584,647   (1.02)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       9.89        6,833       67,585   (1.08)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       9.91          100          991   (0.92)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       9.90      218,208    2,160,414   (0.99)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       9.89       28,430      281,280   (1.06)%
OCC Accumulation Global Equity
  Lincoln Choice Plus (1.40% Fee Rate)                                   12.55      12.96      402,756    5,220,222    3.25%
OCC Accumulation Managed
  Lincoln Choice Plus (1.40% Fee Rate)                                   10.16      11.00      621,764    6,837,582    8.22%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               10.16      11.00        3,772       41,485    8.22%
Scudder SVS Government Securities
  Lincoln Choice Plus (1.40% Fee Rate)                                    9.96      10.90    1,480,376   16,130,929    9.39%
Scudder SVS Small Cap Growth
  Lincoln Choice Plus (1.40% Fee Rate)                                   14.60      12.86      512,786    6,592,635  (11.96)%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus (1.40% Fee Rate)                                   12.30      11.01    5,905,099   65,005,247  (10.50)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)               12.30      11.01        5,273       58,046  (10.50)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       9.00          100          900  (10.04)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.99       21,273      191,186  (10.13)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.98        2,495       22,412  (10.18)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       9.00          100          900  (10.04)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(2)                          10.00       8.93       80,610      719,935  (10.69)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.98        7,323       65,782  (10.17)%
FTVIPT Franklin Mutual Shares Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      12.11      153,196    1,855,541   21.12%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.86          100        1,086    8.63%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.85       17,528      190,194    8.51%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.84        1,258       13,644    8.45%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.86          100        1,086    8.63%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      10.85       10,085      109,457    8.53%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.85        2,659       28,841    8.47%
FTVIPT Franklin Small Cap Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00       7.54      833,708    6,285,909  (24.60)%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       8.05          100          805  (19.51)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       8.04       27,053      217,550  (19.58)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       8.04        3,415       27,444  (19.65)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       8.05          100          805  (19.51)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       8.04      537,712    4,325,026  (19.57)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       8.04        3,982       32,008  (19.62)%
FTVIPT Templeton Foreign Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      10.02      217,181    2,175,239    0.16%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00       9.68          100          968   (3.17)%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00       9.67       15,439      149,367   (3.25)%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00       9.67        1,232       11,908   (3.33)%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00       9.68          100          968   (3.17)%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00       9.68        3,987       38,579   (3.23)%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00       9.67        5,597       54,127   (3.30)%
FTVIPT Templeton Growth Securities Class 2
  Lincoln Choice Plus (1.40% Fee Rate)(1)                                10.00      11.03      154,572    1,704,804   10.29%
  Lincoln Choice Plus Access -- Annuity Reserves (1.40% Fee Rate)(1)     10.00      10.21          100        1,021    2.14%
  Lincoln Choice Plus Access (1.65% Fee Rate)(1)                         10.00      10.20        2,518       25,690    2.04%
  Lincoln Choice Plus Access (1.80% Fee Rate)(1)                         10.00      10.20        3,643       37,145    1.97%
  Lincoln Choice Plus Bonus -- Annuity Reserves (1.40% Fee Rate)(1)      10.00      10.21          100        1,021    2.14%
  Lincoln Choice Plus Bonus (1.60% Fee Rate)(1)                          10.00      10.21        7,239       73,884    2.06%
  Lincoln Choice Plus Bonus (1.75% Fee Rate)(1)                          10.00      10.20        1,471       15,006    2.00%

Lincoln Life Variable Annuity Account N

(1) Reflects less than a full year of activity. s were first received in this option on 7/24/2000.
(2) Reflects less than a full year of activity. s were first received in this option on 7/25/2000.
(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life Variable Annuity Account N

A summary of the unit values, units outstanding, net assets and total return ratio for variable annuity contracts as of and for the year or period ended December 31, 1999 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                                                            Unit Value Unit Value
                                                            Beginning  Ending of  Units                   Total
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(1)
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth
  Lincoln Choice Plus (1.40% Fee Rate)                        $11.11     $14.82    1,642,369  $24,332,560   33.33%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     11.11      14.82        7,233      107,162   33.33%
AIM V.I. International Growth
  Lincoln Choice Plus (1.40% Fee Rate)                         10.28      15.71      685,744   10,773,093   52.85%
AIM V.I. Premier Equity
  Lincoln Choice Plus (1.40% Fee Rate)                         10.94      14.00    3,157,111   44,209,413   28.03%
Delaware VIPT Devon
  Lincoln Choice Plus (1.40% Fee Rate)                         10.31       9.14      974,029    8,900,879  (11.39)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.31       9.14        1,099       10,040  (11.39)%
Delaware VIPT Emerging Markets
  Lincoln Choice Plus (1.40% Fee Rate)                          9.27      13.55       99,293    1,345,501   46.22%
Delaware VIPT High Yield
  Lincoln Choice Plus (1.40% Fee Rate)                          9.97       9.58      636,545    6,094,919   (3.96)%
Delaware VIPT International Equity
  Lincoln Choice Plus (1.40% Fee Rate)                         10.15      11.57      313,631    3,630,087   14.01%
Delaware VIPT Large Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                         10.02       9.58      800,420    7,668,097   (4.40)%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.02       9.58        5,142       49,256   (4.40)%
Delaware VIPT REIT
  Lincoln Choice Plus (1.40% Fee Rate)                         10.12       9.72       73,159      710,936   (3.96)%
Delaware VIPT Small Cap Value
  Lincoln Choice Plus (1.40% Fee Rate)                         10.49       9.84      318,790    3,137,058   (6.18)%
Delaware VIPT Social Awareness
  Lincoln Choice Plus (1.40% Fee Rate)                         10.66      11.87      611,167    7,254,297   11.35%
Delaware VIPT Trend
  Lincoln Choice Plus (1.40% Fee Rate)                         10.85      18.24      877,800   16,014,244   68.08%
Dreyfus Developing Leaders
  Lincoln Choice Plus (1.40% Fee Rate)                         10.71      13.01      295,868    3,849,870   21.44%
Fidelity VIP Equity Income
  Lincoln Choice Plus (1.40% Fee Rate)                         10.10      10.59    1,463,500   15,495,149    4.82%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.10      10.59        9,081       96,146    4.82%
Fidelity VIP Growth
  Lincoln Choice Plus (1.40% Fee Rate)                         10.60      14.36    2,642,177   37,940,538   35.41%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.60      14.36       11,869      170,428   35.41%
Fidelity VIP Growth Opportunities
  Lincoln Choice Plus (1.40% Fee Rate)                         10.39      10.68    1,770,295   18,901,884    2.77%
Fidelity VIP Overseas
  Lincoln Choice Plus (1.40% Fee Rate)                         10.11      14.21      628,052    8,924,638   40.60%
Liberty VIT Newport Tiger
  Lincoln Choice Plus (1.40% Fee Rate)                          9.92      16.44      185,849    3,055,537   65.68%
Liberty VIT US Stock
  Lincoln Choice Plus (1.40% Fee Rate)                         10.40      11.44      388,245    4,440,154   10.01%
Lincoln VIPT Bond
  Lincoln Choice Plus (1.40% Fee Rate)                         10.09       9.63    1,259,559   12,130,290   (4.60)%
Lincoln VIPT Money Market
  Lincoln Choice Plus (1.40% Fee Rate)                         10.03      10.36    1,721,360   17,840,534    3.29%
MFS VIT Emerging Growth
  Lincoln Choice Plus (1.40% Fee Rate)                         11.24      19.56    1,212,170   23,706,866   73.97%
MFS VIT Research
  Lincoln Choice Plus (1.40% Fee Rate)                         10.59      12.93      630,578    8,152,016   22.13%
MFS VIT Total Return
  Lincoln Choice Plus (1.40% Fee Rate)                         10.14      10.30    1,271,214   13,097,460    1.64%
MFS VIT Utilities
  Lincoln Choice Plus (1.40% Fee Rate)                         10.24      13.21    1,273,358   16,824,825   28.98%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.24      13.21        3,927       51,888   28.98%

Lincoln Life Variable Annuity Account N

                                                            Unit Value Unit Value
                                                            Beginning  Ending of  Units                   Total
Subaccount                                                  of Period  Period     Outstanding Net Assets  Return(1)
-------------------------------------------------------------------------------------------------------------------
OCC Accumulation Global Equity
  Lincoln Choice Plus (1.40% Fee Rate)                        $10.06     $12.55      294,211  $ 3,693,453   24.77%
OCC Accumulation Managed
  Lincoln Choice Plus (1.40% Fee Rate)                          9.81      10.16      536,721    5,454,168    3.54%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)      9.81      10.16        4,147       42,143    3.54%
Scudder SVS Government Securities
  Lincoln Choice Plus (1.40% Fee Rate)                         10.03       9.96    1,218,517   12,138,350   (0.71)%
Scudder SVS Small Cap Growth
  Lincoln Choice Plus (1.40% Fee Rate)                         11.01      14.60      405,316    5,918,527   32.58%
Scudder VIT Equity 500 Index
  Lincoln Choice Plus (1.40% Fee Rate)                         10.35      12.30    3,760,973   46,257,680   18.80%
  Lincoln Choice Plus -- Annuity Reserves (1.40% Fee Rate)     10.35      12.30       11,164      137,307   18.80%

(1) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

Lincoln Life Variable Annuity Account N

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2003.

                                                     Aggregate    Aggregate
                                                     Cost of      Proceeds
  Subaccount                                         Purchases    from Sales
  ----------------------------------------------------------------------------
  AIM V.I. Capital Appreciation                      $    105,302 $ 10,853,253
  AIM V.I. Growth                                         566,086    3,160,887
  AIM V.I. Growth Class II                              3,619,592      851,984
  AIM V.I. International Growth                        90,962,863   92,675,188
  AIM V.I. International Growth Class II              192,055,201  190,962,413
  AIM V.I. Premier Equity                               1,064,954    8,409,884
  AIM V.I. Premier Equity Class II                      4,037,614    1,347,386
  ABVPSF Growth and Income Class B                     38,698,077   10,089,006
  ABVPSF Growth Class B                                   301,052    4,883,856
  ABVPSF Premier Growth Class B                         8,870,914    3,894,665
  ABVPSF Small Cap Value Class B                        9,397,668    1,271,121
  ABVPSF Technology Class B                             6,003,035    3,100,344
  American Funds Global Small Capitalization Class 2   26,499,600   12,663,792
  American Funds Growth Class 2                       174,084,833   12,379,042
  American Funds Growth-Income Class 2                232,341,028   20,271,384
  American Funds International Class 2                129,518,991   78,836,452
  Delaware VIPT Devon                                      26,792    2,386,575
  Delaware VIPT Emerging Markets                          181,031    3,190,086
  Delaware VIPT Emerging Markets Service Class             74,077      657,984
  Delaware VIPT High Yield                             17,524,207    9,890,768
  Delaware VIPT High Yield Service Class               87,911,083   46,219,176
  Delaware VIPT International Value Equity                536,943      290,077
  Delaware VIPT Large Cap Value                         4,443,462    1,937,424
  Delaware VIPT Large Cap Value Service Class           6,536,462    1,192,819
  Delaware VIPT REIT                                    6,136,133    5,873,751
  Delaware VIPT REIT Service Class                     29,022,628    5,998,613
  Delaware VIPT Select Growth                             124,381    7,399,621
  Delaware VIPT Select Growth Service Class                73,703    3,049,915
  Delaware VIPT Small Cap Value                         3,817,576    3,291,224
  Delaware VIPT Small Cap Value Service Class          30,468,673    5,694,972
  Delaware VIPT Social Awareness                           87,437    4,434,924
  Delaware VIPT Social Awareness Service Class             19,628      665,271
  Delaware VIPT Trend                                   2,560,656    5,603,694
  Delaware VIPT Trend Service Class                    24,510,610    3,914,999
  Delaware VIPT U.S. Growth Service Class               7,878,385      407,882
  Dreyfus Developing Leaders                               31,909    2,678,518
  Fidelity VIP Contrafund Service Class 2              22,874,298    2,016,080
  Fidelity VIP Equity-Income                            1,878,952    4,207,574
  Fidelity VIP Equity-Income Service Class 2           19,929,703    3,303,609
  Fidelity VIP Growth                                   1,045,445    4,983,912
  Fidelity VIP Growth Service Class 2                   5,291,660    1,750,640
  Fidelity VIP Growth Opportunities                       152,540    9,898,985
  Fidelity VIP Growth Opportunities Service Class 2        30,383      532,117
  Fidelity VIP Overseas                                 1,339,444    1,353,203
  Fidelity VIP Overseas Service Class 2               186,926,005  180,851,831
  FTVIPT Franklin Small Cap Class 2                    10,804,743    3,449,335
  FTVIPT Franklin Mutual Shares Securities Class 2      1,027,299   29,345,405
  FTVIPT Templeton Foreign Securities Class 2          19,768,577   26,246,173
  FTVIPT Templeton Growth Securities Class 2           14,764,453    5,125,763
  Janus Aspen Series Balanced Service Shares           16,887,141    2,143,340
  Janus Aspen Series Mid Cap Growth Service Shares      2,632,127      454,980
  Janus Aspen Series Worldwide Growth Service Shares    5,760,176    4,125,237
  Liberty VIT Growth & Income                               9,638    3,021,227
  Liberty VIT Newport Tiger                             2,816,887    6,547,301
  Lincoln VIPT Aggressive Growth                          919,617      106,995
  Lincoln VIPT Aggressive Growth Service Class            422,449       36,208
  Lincoln VIPT Bond                                   173,703,153   91,396,938
  Lincoln VIPT Bond Service Class                      42,664,288    2,763,844

Lincoln Life Variable Annuity Account N

                                                     Aggregate    Aggregate
                                                     Cost of      Proceeds
  Subaccount                                         Purchases    from Sales
  ----------------------------------------------------------------------------
  Lincoln VIPT Capital Appreciation                  $  1,544,326 $    507,623
  Lincoln VIPT Capital Appreciation Service Class         307,324        7,347
  Lincoln VIPT Global Asset Allocation                  2,637,708      217,013
  Lincoln VIPT Global Asset Allocation Service Class    1,106,703      553,652
  Lincoln VIPT International                           81,411,688   74,474,479
  Lincoln VIPT International Service Class              9,629,043      249,054
  Lincoln VIPT Money Market                           737,542,461  827,846,752
  Lincoln VIPT Money Market Service Class              18,603,263    8,414,368
  Lincoln VIPT Social Awareness                         9,737,678    1,011,816
  Lincoln VIPT Social Awareness Service Class           6,670,646      140,456
  MFS VIT Capital Opportunities Service Class           2,120,444      315,439
  MFS VIT Emerging Growth                                 445,187    1,818,866
  MFS VIT Emerging Growth Service Class                 5,469,044    3,543,198
  MFS VIT Research                                        212,642    8,468,759
  MFS VIT Research Service Class                           56,289    3,170,749
  MFS VIT Total Return                                  4,143,671    7,488,977
  MFS VIT Total Return Service Class                   50,678,626    6,433,661
  MFS VIT Utilities                                     1,900,381    3,672,748
  MFS VIT Utilities Service Class                      13,361,982    3,098,713
  NB AMT Mid-Cap Growth                                12,195,322    1,144,430
  NB AMT Regency                                       11,438,162      732,462
  OCC Accumulation Global Equity                           41,984    2,454,243
  OCC Accumulation Managed                                 86,840    4,165,785
  Putnam VT Growth & Income Class IB                    4,468,789      746,126
  Putnam VT Health Sciences Class IB                    3,583,211      916,466
  Scudder SVS Government Securities                     1,372,879   20,864,136
  Scudder SVS Small Cap Growth                             38,084    1,748,993
  Scudder VIT EAFE Equity Index                        13,959,488   13,204,599
  Scudder VIT EAFE Equity Index Service Class           1,061,515      402,835
  Scudder VIT Equity 500 Index                         28,349,121   11,779,880
  Scudder VIT Equity 500 Index Service Class            3,610,370      269,223
  Scudder VIT Small Cap Index                           9,271,680    1,397,842
  Scudder VIT Small Cap Index Service Class             2,596,273       51,306

Lincoln Life Variable Annuity Account N

5. Investments
The following is a summary of investments owned at December 31, 2003.

                                                               Net
                                                   Shares      Asset
Subaccount                                         Outstanding Value  Value of Shares Cost of Shares
----------------------------------------------------------------------------------------------------
AIM V.I. Growth                                     1,071,013  $14.83  $ 15,883,119    $ 27,974,462
AIM V.I. Growth Class II                              323,136   14.75     4,766,262       4,117,718
AIM V.I. International Growth                         697,639   16.04    11,190,134       9,645,971
AIM V.I. International Growth Class II                219,730   15.96     3,506,883       3,117,025
AIM V.I. Premier Equity                             2,078,362   20.23    42,045,270      59,196,185
AIM V.I. Premier Equity Class II                      418,973   20.14     8,438,114       7,735,322
ABVPSF Growth and Income Class B                    5,175,341   21.62   111,890,862     105,667,146
ABVPSF Premier Growth Class B                       1,327,884   21.33    28,323,776      33,297,778
ABVPSF Small Cap Value Class B                      1,003,067   14.46    14,504,345      11,890,046
ABVPSF Technology Class B                           1,132,705   14.35    16,254,316      23,360,257
American Funds Global Small Capitalization Class 2  2,507,279   14.08    35,302,495      27,836,588
American Funds Growth Class 2                       7,640,833   45.50   347,657,884     332,791,935
American Funds Growth-Income Class 2               13,030,042   33.48   436,245,790     387,894,334
American Funds International Class 2                8,739,568   13.40   117,110,209      95,753,557
Delaware VIPT High Yield                            4,182,509    5.69    23,798,476      21,953,437
Delaware VIPT High Yield Service Class             10,656,132    5.68    60,526,828      55,871,499
Delaware VIPT International Value Equity              138,524   15.66     2,169,289       2,068,728
Delaware VIPT Large Cap Value                       1,014,095   16.33    16,560,172      15,408,544
Delaware VIPT Large Cap Value Service Class           767,551   16.32    12,526,437      11,377,100
Delaware VIPT REIT                                  1,548,421   15.14    23,443,092      18,264,144
Delaware VIPT REIT Service Class                    3,337,834   15.13    50,501,422      42,049,923
Delaware VIPT Small Cap Value                       1,226,906   25.64    31,457,869      23,285,300
Delaware VIPT Small Cap Value Service Class         2,483,746   25.61    63,608,730      50,796,914
Delaware VIPT Trend                                 1,448,001   27.29    39,515,953      43,607,419
Delaware VIPT Trend Service Class                   1,871,095   27.12    50,744,097      45,823,879
Delaware VIPT U.S. Growth Service Class             1,310,059    6.61     8,659,488       8,197,613
Fidelity VIP Contrafund Service Class 2             1,253,812   22.93    28,749,914      25,235,659
Fidelity VIP Equity-Income                          1,410,588   23.18    32,697,439      32,300,164
Fidelity VIP Equity-Income Service Class 2          1,499,681   22.96    34,432,679      30,199,420
Fidelity VIP Growth                                   916,716   31.04    28,454,876      40,858,973
Fidelity VIP Growth Service Class 2                   401,934   30.72    12,347,411      12,361,290
Fidelity VIP Overseas                                 457,633   15.59     7,134,502       7,434,777
Fidelity VIP Overseas Service Class 2                 881,369   15.50    13,661,226      12,214,682
FTVIPT Franklin Small Cap Class 2                   1,808,889   17.43    31,528,932      31,741,299
FTVIPT Templeton Growth Securities Class 2          2,079,811   11.19    23,273,081      19,760,789
Janus Aspen Series Balanced Service Shares          1,065,938   23.82    25,390,647      23,727,738
Janus Aspen Series Mid Cap Growth Service Shares      144,093   21.05     3,033,160       2,736,797
Janus Aspen Series Worldwide Growth Service Shares    174,029   25.70     4,472,538       3,864,509
Lincoln VIPT Aggressive Growth                        117,342    8.67     1,017,588         952,493
Lincoln VIPT Aggressive Growth Service Class           47,224    8.66       408,916         385,325
Lincoln VIPT Bond                                  22,913,463   13.22   302,984,727     295,456,640
Lincoln VIPT Bond Service Class                     3,010,017   13.22    39,798,439      39,897,089
Lincoln VIPT Capital Appreciation                     103,970   16.79     1,745,967       1,466,932
Lincoln VIPT Capital Appreciation Service Class        19,804   16.77       332,049         300,319
Lincoln VIPT Global Asset Allocation                  246,399   12.71     3,130,497       2,862,479
Lincoln VIPT Global Asset Allocation Service Class     45,480   12.70       577,601         555,267
Lincoln VIPT International                            748,777   13.62    10,198,346       8,988,171
Lincoln VIPT International Service Class              753,885   13.62    10,264,903       9,380,786
Lincoln VIPT Money Market                          11,547,591   10.00   115,475,914     115,475,914
Lincoln VIPT Money Market Service Class             1,018,890   10.00    10,188,895      10,188,895
Lincoln VIPT Social Awareness                         410,636   26.00    10,676,958       9,204,749
Lincoln VIPT Social Awareness Service Class           266,592   25.99     6,928,998       6,530,726
MFS VIT Capital Opportunities Service Class           274,132   12.05     3,303,288       2,966,811
MFS VIT Emerging Growth                               736,054   15.51    11,416,204      20,830,130
MFS VIT Emerging Growth Service Class                 387,273   15.41     5,967,870       5,348,012
MFS VIT Total Return                                2,561,036   19.58    50,145,086      46,308,725
MFS VIT Total Return Service Class                  4,697,603   19.44    91,321,406      84,355,575
MFS VIT Utilities                                   1,683,688   15.95    26,854,828      34,014,614
MFS VIT Utilities Service Class                     1,455,563   15.87    23,099,786      21,638,504

Lincoln National Variable Annuity Account N

                                                        Net
                                            Shares      Asset
Subaccount                                  Outstanding Value  Value of Shares Cost of Shares
---------------------------------------------------------------------------------------------
NB AMT Mid-Cap Growth                        1,234,306  $15.33   $18,921,916    $16,758,497
NB AMT Regency                               1,226,957   12.09    14,833,914     12,852,884
Putnam VT Growth & Income Class IB             273,109   23.26     6,352,511      5,483,048
Putnam VT Health Sciences Class IB             471,253   10.97     5,169,645      4,731,366
Scudder VIT EAFE Equity Index                  229,505    8.21     1,884,238      1,667,868
Scudder VIT EAFE Equity Index Service Class     89,792    8.20       736,296        665,793
Scudder VIT Equity 500 Index                 6,987,653   11.64    81,336,286     82,369,089
Scudder VIT Equity 500 Index Service Class     308,839   11.63     3,591,797      3,343,024
Scudder VIT Small Cap Index                    954,597   12.24    11,684,269      9,379,327
Scudder VIT Small Cap Index Service Class      222,801   12.23     2,724,860      2,545,082

Lincoln Life Variable Annuity Account N

6. Changes in Units Outstanding
The change in units outstanding for the year ended December 31, 2003 is as follows:

                                                   Units       Units        Net Increase
                                                   Issued      Redeemed     (Decrease)
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          32,284   (2,242,259)  (2,209,975)
AIM V.I. Growth                                       158,477     (626,527)    (468,050)
AIM V.I. Growth Class II                              411,398     (103,640)     307,758
AIM V.I. International Growth                      17,862,197  (18,027,553)    (165,356)
AIM V.I. International Growth Class II             21,928,848  (21,725,731)     203,117
AIM V.I. Premier Equity                               273,921   (1,270,195)    (996,275)
AIM V.I. Premier Equity Class II                      469,386     (156,665)     312,721
ABVPSF Growth and Income Class B                    4,291,369   (1,420,538)   2,870,832
ABVPSF Growth Class B                                  70,546   (1,012,013)    (941,466)
ABVPSF Premier Growth Class B                       1,524,482     (812,813)     711,670
ABVPSF Small Cap Value Class B                        749,586     (108,468)     641,118
ABVPSF Technology Class B                           1,348,370     (854,499)     493,871
American Funds Global Small Capitalization Class 2  3,718,078   (2,160,464)   1,557,614
American Funds Growth Class 2                      24,742,507   (3,602,927)  21,139,580
American Funds Growth-Income Class 2               24,595,616   (3,827,797)  20,767,819
American Funds International Class 2               23,327,067  (15,416,830)   7,910,237
Delaware VIPT Devon                                    (1,475)    (424,826)    (426,301)
Delaware VIPT Emerging Markets                         10,883     (278,590)    (267,708)
Delaware VIPT Emerging Markets Service Class            7,004      (72,157)     (65,153)
Delaware VIPT High Yield                            1,990,827   (1,216,269)     774,559
Delaware VIPT High Yield Service Class              8,888,589   (5,064,705)   3,823,884
Delaware VIPT International Value Equity               45,567      (27,723)      17,845
Delaware VIPT Large Cap Value                         516,950     (231,975)     284,974
Delaware VIPT Large Cap Value Service Class           661,434     (133,905)     527,529
Delaware VIPT REIT                                    403,089     (427,104)     (24,015)
Delaware VIPT REIT Service Class                    2,469,461     (597,875)   1,871,585
Delaware VIPT Select Growth                            43,256   (1,835,681)  (1,792,425)
Delaware VIPT Select Growth Service Class              22,186     (727,789)    (705,603)
Delaware VIPT Small Cap Value                         351,476     (314,859)      36,617
Delaware VIPT Small Cap Value Service Class         2,547,097     (600,465)   1,946,631
Delaware VIPT Social Awareness                         12,287     (587,882)    (575,595)
Delaware VIPT Social Awareness Service Class            2,875     (105,311)    (102,436)
Delaware VIPT Trend                                   292,019     (527,538)    (235,519)
Delaware VIPT Trend Service Class                   2,885,114     (748,003)   2,137,110
Delaware VIPT U.S. Growth Service Class               834,842      (65,258)     769,584
Dreyfus Developing Leaders                              5,149     (244,699)    (239,550)
Fidelity VIP Contrafund Service Class 2             2,139,839     (232,505)   1,907,334
Fidelity VIP Equity-Income                            242,717     (507,001)    (264,284)
Fidelity VIP Equity-Income Service Class 2          2,115,297     (419,689)   1,695,608
Fidelity VIP Growth                                   223,933     (717,197)    (493,264)
Fidelity VIP Growth Service Class 2                   761,241     (294,873)     466,368
Fidelity VIP Growth Opportunities                     (17,064)  (1,601,756)  (1,618,820)
Fidelity VIP Growth Opportunities Service Class 2       5,199      (91,059)     (85,860)
Fidelity VIP Overseas                                 183,695     (198,294)     (14,599)
Fidelity VIP Overseas Service Class 2              35,068,234  (34,148,800)     919,434
FTVIPT Franklin Small Cap Class 2                   1,818,350     (803,661)   1,014,689
FTVIPT Franklin Mutual Shares Securities Class 2      116,434   (2,670,305)  (2,553,871)
FTVIPT Templeton Foreign Securities Class 2         3,211,862   (4,157,767)    (945,905)
FTVIPT Templeton Growth Securities Class 2          1,584,247     (597,966)     986,280
Janus Aspen Series Balanced Service Shares          1,698,601     (262,243)   1,436,358
Janus Aspen Series Mid Cap Growth Service Shares      266,213      (44,910)     221,303
Janus Aspen Series Worldwide Growth Service Shares    666,625     (477,943)     188,682
Liberty VIT Growth & Income                             1,379     (343,041)    (341,662)
Liberty VIT Newport Tiger                             507,208   (1,006,593)    (499,385)
Lincoln VIPT Aggressive Growth                         87,875      (11,991)      75,883
Lincoln VIPT Aggressive Growth Service Class           36,325       (3,160)      33,165
Lincoln VIPT Bond                                  15,927,996   (9,729,429)   6,198,567
Lincoln VIPT Bond Service Class                     4,401,008     (397,406)   4,003,602
Lincoln VIPT Capital Appreciation                     169,881      (54,431)     115,449
Lincoln VIPT Capital Appreciation Service Class        27,821         (617)      27,204
Lincoln VIPT Global Asset Allocation                  252,894      (21,037)     231,857

Lincoln Life Variable Annuity Account N

                                                   Units       Units        Net Increase
                                                   Issued      Redeemed     (Decrease)
----------------------------------------------------------------------------------------
Lincoln VIPT Global Asset Allocation Service Class    101,873      (50,983)      50,890
Lincoln VIPT International                          8,037,735   (7,406,038)     631,698
Lincoln VIPT International Service Class              823,212      (39,243)     783,969
Lincoln VIPT Money Market                          75,704,016  (84,030,198)  (8,326,182)
Lincoln VIPT Money Market Service Class             2,275,531   (1,205,417)   1,070,114
Lincoln VIPT Social Awareness                         999,730     (117,440)     882,290
Lincoln VIPT Social Awareness Service Class           595,855      (29,339)     566,516
MFS VIT Capital Opportunities Service Class           223,810      (32,732)     191,078
MFS VIT Emerging Growth                                94,304     (275,878)    (181,575)
MFS VIT Emerging Growth Service Class               1,093,863     (850,518)     243,345
MFS VIT Research                                       27,229   (1,163,872)  (1,136,643)
MFS VIT Research Service Class                         10,469     (616,217)    (605,748)
MFS VIT Total Return                                  461,265     (759,332)    (298,067)
MFS VIT Total Return Service Class                  5,115,098     (905,516)   4,209,582
MFS VIT Utilities                                     243,770     (470,456)    (226,685)
MFS VIT Utilities Service Class                     1,757,512     (480,891)   1,276,621
NB AMT Mid-Cap Growth                               1,309,697     (143,221)   1,166,476
NB AMT Regency                                      1,029,162      (88,343)     940,819
OCC Accumulation Global Equity                          3,632     (266,769)    (263,137)
OCC Accumulation Managed                                 (706)    (472,554)    (473,260)
Putnam VT Growth & Income Class IB                    467,253      (75,174)     392,079
Putnam VT Health Sciences Class IB                    403,985     (105,805)     298,180
Scudder SVS Government Securities                      49,378   (1,687,161)  (1,637,783)
Scudder SVS Small Cap Growth                            6,963     (277,054)    (270,091)
Scudder VIT EAFE Equity Index                       1,680,123   (1,605,419)      74,704
Scudder VIT EAFE Equity Index Service Class            93,151      (36,070)      57,081
Scudder VIT Equity 500 Index                        3,980,093   (1,826,402)   2,153,691
Scudder VIT Equity 500 Index Service Class            326,213      (26,427)     299,786
Scudder VIT Small Cap Index                           866,695     (142,422)     724,274
Scudder VIT Small Cap Index Service Class             205,580       (4,187)     201,394

Lincoln Life Variable Annuity Account N

The change in units outstanding for the year ended December 31, 2002 is as follows:

                                                              Units       Units         Net Increase
                                                              Issued      Redeemed      (Decrease)
----------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                506,739     (984,294)    (477,555)
AIM V.I. Growth Fund                                              483,515   (1,366,709)    (883,194)
AIM V.I. Growth Class II Fund                                     551,982     (388,681)     163,301
AIM V.I. International Growth Fund                             72,175,433  (72,574,348)    (398,915)
AIM V.I. International Growth Class II Fund                    52,717,125  (52,611,528)     105,597
AIM V.I. Premier Equity Fund                                    1,336,250   (3,406,089)  (2,069,839)
AIM V.I. Premier Equity Class II Fund                             636,105     (108,443)     527,662
AVPSF Growth Class B Fund                                         328,517     (431,061)    (102,544)
AVPSF Growth and Income Class B Fund                            4,251,928   (2,040,448)   2,211,480
AVPSF Premier Growth Class B Fund                               1,646,954   (1,416,803)     230,151
AVPSF Small Cap Value Class B Fund                                451,905     (143,133)     308,772
AVPSF Technology Class B Fund                                     868,073   (1,472,911)    (604,838)
AFIS Global Small Cap Class 2 Fund                              7,116,503   (6,460,254)     656,249
AFIS Growth Class 2 Fund                                       12,254,774   (4,269,932)   7,984,842
AFIS Growth-Income Class 2 Fund                                11,742,305   (2,528,212)   9,214,093
AFIS International Class 2 Fund                                43,233,201  (40,681,143)   2,552,058
Delaware VIP Devon Series                                           8,459     (144,825)    (136,366)
Delaware VIP Emerging Markets Series                              178,150      (96,811)      81,339
Delaware VIP Emerging Markets Service Class Series                520,027     (518,182)       1,845
Delaware VIP High Yield Series                                  1,339,516     (831,759)     507,757
Delaware VIP High Yield Service Class Series                    1,434,735     (683,743)     750,992
Delaware VIP International Equity Series                           41,813      (55,964)     (14,151)
Delaware VIP Large Cap Value Series                               260,986     (394,959)    (133,973)
Delaware VIP Large Cap Value Service Class Series                 440,968      (93,726)     347,242
Delaware VIP REIT Series                                          909,952     (230,918)     679,034
Delaware VIP REIT Service Class Series                          1,816,528     (662,824)   1,153,704
Delaware VIP Select Growth Series                                 328,281     (723,438)    (395,157)
Delaware VIP Select Growth Service Class Series                   221,876     (183,661)      38,215
Delaware VIP Small Cap Value Series                             1,148,368     (598,878)     549,490
Delaware VIP Small Cap Service Class Series                     1,977,712     (480,213)   1,497,499
Delaware VIP Social Awareness Series                              120,483     (179,674)     (59,191)
Delaware VIP Social Awareness Service Class Series                 15,601      (20,889)      (5,288)
Delaware VIP Trend Series                                         464,994   (1,135,547)    (670,553)
Delaware VIP Trend Service Class Series                         2,075,290     (550,479)   1,524,811
Delaware VIP U.S. Growth Service Class Series                      82,901      (10,139)      72,762
Dreyfus Small Cap Portfolio                                        46,846      (99,821)     (52,975)
Fidelity VIP Contrafund Service Class 2 Portfolio                 470,925      (66,227)     404,698
Fidelity VIP Equity Income Portfolio                              809,146     (755,767)      53,379
Fidelity VIP Equity Income Service Class 2 Portfolio            1,121,448     (250,582)     870,866
Fidelity VIP Growth Portfolio                                     406,619   (1,714,878)  (1,308,259)
Fidelity VIP Growth Service Class 2 Portfolio                     748,115     (741,867)       6,248
Fidelity VIP Growth Opportunities Portfolio                       100,197     (714,463)    (614,266)
Fidelity VIP Growth Opportunities Service Class 2 Portfolio        18,347      (25,148)      (6,801)
Fidelity VIP Overseas Portfolio                                   454,350     (629,981)    (175,631)
Fidelity VIP Overseas Service Class 2 Portfolio                63,340,301  (63,207,795)     132,506
Janus Aspen Series Aggressive Growth Service Shares Portfolio      61,210       (6,956)      54,254
Janus Aspen Series Balanced Service Shares Portfolio              913,416      (53,539)     859,877
Janus Aspen Series Worldwide Growth Service Shares Portfolio    2,585,070   (2,349,580)     235,490
Liberty Colonial Newport Tiger Fund                             5,559,574   (5,642,355)     (82,781)
Liberty Colonial US Stock Fund                                     25,622     (181,693)    (156,071)
LN Aggressive Growth Fund                                          17,326       (3,620)      13,706
LN Bond Fund                                                   14,219,819   (4,495,880)   9,723,939
LN Capital Appreciation Fund                                       47,362       (5,030)      42,332
LN Global Asset Allocation Fund                                    48,079       (5,167)      42,912
LN International Fund                                          17,713,469  (17,582,466)     131,003
LN Money Market Fund                                          215,971,322 (208,783,982)   7,187,340
LN Social Awareness Fund                                           89,078      (44,346)      44,732
MFS Capital Oppotunities Service Class Series                     149,840      (33,610)     116,230
MFS Emerging Growth Series                                        139,580     (925,682)    (786,102)
MFS Emerging Growth Service Class Series                        6,054,905   (6,095,775)     (40,870)

Lincoln Life Variable Annuity Account N

                                               Units      Units        Net Increase
                                               Issued     Redeemed     (Decrease)
-----------------------------------------------------------------------------------
MFS Research Series                               177,135    (515,408)   (338,273)
MFS Research Service Class Series                  72,601    (274,662)   (202,061)
MFS Total Return Series                         1,389,919    (735,311)    654,608
MFS Total Return Service Class Series           2,888,029    (516,691)  2,371,338
MFS Utilities Series                              547,228  (1,501,093)   (953,865)
MFS Utilities Service Class Series                949,590    (880,438)     69,152
NB AMT Mid-Cap Growth Portfolio                   853,486    (233,059)    620,427
NB AMT Regency Portfolio                          224,080     (23,548)    200,532
OCC Accumulation Global Equity Portfolio           21,975     (99,199)    (77,224)
OCC Accumulation Managed Portfolio                 28,885    (128,817)    (99,932)
Putnam VT Growth and Income Class IB Fund         222,393     (40,058)    182,335
Putnam VT Health Sciences Class IB Fund           262,035     (42,018)    220,017
Scudder SVS Government Securities Portfolio       348,389    (309,780)     38,609
Scudder SVS Small Cap Growth Portfolio             20,943    (123,083)   (102,140)
Scudder VIT EAFE Equity Index Fund              2,028,796  (1,931,911)     96,885
Scudder VIT Equity 500 Index Fund               4,051,229  (4,290,143)   (238,914)
Scudder VIT Small Cap Index Fund                  160,486     (38,524)    121,962
Franklin Mutual Shares Securities Class 2 Fund  1,263,481    (689,512)    573,969
Franklin Small Cap Class 2 Fund                 1,739,327    (835,153)    904,174
Templeton Foreign Securities Class 2 Fund      29,916,579 (29,724,287)    192,292
Templeton Growth Securities Class 2 Fund        3,246,937  (2,657,431)    589,506

Lincoln Life Variable Annuity Account N

7. New Investment Funds and Fund Name Changes
During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIPT), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP), the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to the Fidelity Variable Insurance Products Fund (Fidelity VIP) and the Investors Fund Series (Kemper) changed its name to the Scudder Variable Series (Scudder SVS).

Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. International Equity Class II Fund changed its name to the AIM V.I. International Growth Class II Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the AIM V.I. Value Class II Fund changed its name to the AIM V.I. Premier Equity Class II Fund, the Delaware VIPT Growth and Income Series changed its name to the Delaware VIPT Large Cap Value Series, the Delaware VIPT Growth and Income Service Class Series changed its name to the Delaware VIPT Large Cap Value Service Class Series, the FTVIPT Templeton International Securities Class 2 Fund changed its name to the FTVIPT Templeton Foreign Securities Class 2 Fund and the Janus Aspen Series Aggressive Growth Portfolio Service Shares changed its name to the Janus Aspen Series Mid Cap Growth Portfolio Service Shares.

During 2003, the Lincoln VIPT Aggressive Growth Service Class Fund, the Lincoln VIPT Bond Service Class Fund, the Lincoln VIPT Capital Appreciation Service Class Fund, the Lincoln VIPT Global Asset Allocation Service Class Fund, the Lincoln VIPT International Service Class Fund, the Lincoln VIPT Money Market Service Class Fund, the Lincoln VIPT Social Awareness Service Class Fund, the Scudder VIT EAFE Equity Index Service Class Fund, the Scudder VIT Equity 500 Index Service Class Fund and the Scudder VIT Small Cap Index Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2003 statement of operations and statement of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2003.

8. Fund Closings
During 2003, the AIM V.I. Capital Appreciation Fund, the ABVPSF Growth Class B Fund, the Delaware VIPT Devon Series, the Delaware VIPT Emerging Markets Series, the Delaware VIPT Emerging Markets Service Class Series, the Delaware VIPT Select Growth Series, the Delaware VIPT Select Growth Service Class Series, the Delaware VIPT Social Awareness Series, the Delaware VIPT Social Awareness Service Class Series, the Dreyfus Small Cap Portfolio, the Fidelity VIP Growth Opportunities Portfolio, the Fidelity VIP Growth Opportunities Service Class 2 Portfolio, the FTVIPT Franklin Mutual Shares Securities Class 2 Fund, the FTVIPT Templeton Foreign Securities Class 2 Fund, the Liberty Colonial Newport Tiger Fund, the Liberty Colonial US Stock Fund, the MFS Research Series, the MFS Research Service Class Series, the OCC Accumulation Global Equity Portfolio, the OCC Accumulation Managed Portfolio, the Scudder SVS Government Securities Portfolio and the Scudder SVS Small Cap Growth Portfolio ceased to be available as investment options to Variable Account Contract owners.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account")(comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Growth, AIM V.I. Growth Class II, AIM V.I. International Growth, AIM V.I. International Growth Class II, AIM V.I. Premier Equity, AIM V.I. Premier Equity Class II, AllianceBernstein Variable Products Series Fund ("ABVPSF") Growth and Income Class B, ABVPSF Growth Class B, ABVPSF Premier Growth Class B, ABVPSF Small Cap Value Class B, ABVPSF Technology Class B, American Funds Insurance Series ("American Funds") Global Small Capitalization Class 2, American Funds Growth Class 2, American Funds Growth-Income Class 2, American Funds International Class 2, Delaware VIP Trust ("Delaware VIPT") Devon, Delaware VIPT Emerging Markets, Delaware VIPT Emerging Markets Service Class, Delaware VIPT High Yield, Delaware VIPT High Yield Service Class, Delaware VIPT International Value Equity, Delaware VIPT Large Cap Value, Delaware VIPT Large Cap Value Service Class, Delaware VIPT REIT, Delaware VIPT REIT Service Class, Delaware VIPT Select Growth, Delaware VIPT Select Growth Service Class, Delaware VIPT Small Cap Value, Delaware VIPT Small Cap Service Class, Delaware VIPT Social Awareness, Delaware VIPT Social Awareness Service Class, Delaware VIPT Trend, Delaware VIPT Trend Service Class, Delaware VIPT U.S. Growth Service Class, Dreyfus Developing Leaders, Fidelity Variable Insurance Products Funds ("Fidelity VIP") Contrafund Service Class 2, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class 2, Fidelity VIP Growth, Fidelity VIP Growth Service Class 2, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Opportunities Service Class 2, Fidelity VIP Overseas, Fidelity VIP Overseas Service Class 2, Franklin Templeton Variable Insurance Products Trust ("FTVIPT") Franklin Small Cap Class 2, FTVIPT Franklin Mutual Shares Securities Class 2, FTVIPT Templeton Foreign Securities Class 2, FTVIPT Templeton Growth Securities Class 2, Janus Aspen Series Balanced Service Class, Janus Aspen Series Mid Cap Growth Service Class, Janus Aspen Series Worldwide Growth Service Class, Liberty VIT Newport Tiger, Lincoln Variable Insurance Products Trust ("Lincoln VIPT") Aggressive Growth, Lincoln VIPT Aggressive Growth Service Class, Lincoln VIPT Bond, Lincoln VIPT Bond Service Class, Lincoln VIPT Capital Appreciation, Lincoln VIPT Capital Appreciation Service Class, Lincoln VIPT Global Asset Allocation, Lincoln VIPT Global Asset Allocation Service Class, Lincoln VIPT International, Lincoln VIPT International Service Class, Lincoln VIPT Money Market, Lincoln VIPT Money Market Service Class, Lincoln VIPT Social Awareness, Lincoln VIPT Social Awareness Service Class, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities Service Class, MFS VIT Emerging Growth, MFS VIT Emerging Growth Service Class, MFS VIT Research, MFS VIT Research Service Class, MFS VIT Total Return, MFS VIT Total Return Service Class, MFS VIT Utilities, MFS VIT Utilities Service Class, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Regency, OCC Accumulation Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth & Income Class IB, Putnam VT Health Sciences Class IB, Scudder Variable Series ("Scudder SVS") Government Securities, Scudder SVS Small Cap Growth, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT EAFE Equity Index Service Class, Scudder VIT Equity 500 Index, Scudder VIT Equity 500 Index Service Class, Scudder VIT Small Cap Index, and Scudder VIT Small Cap Index Service Class) as of December 31, 2003, the related statement of operations for the year or period then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account N at December 31, 2003, the results of their operations for the year or period then ended, and changes in their net assets for each of the respective two years or periods in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Fort Wayne, Indiana
March 1, 2004

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           December 31
                                                                        2003        2002*
                                                                    -----------  -----------
                                                                         (000s omitted)
                                                                    ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2003 -- $29,607,156; 2002 -- $29,746,303)  $31,362,588  $31,310,917
--------------------------------------------------------------------
   Equity (cost: 2003 -- $128,572; 2002 -- $196,696)                    147,200      207,741
--------------------------------------------------------------------
 Trading securities                                                   2,786,471           --
--------------------------------------------------------------------
 Mortgage loans on real estate                                        4,189,469    4,199,683
--------------------------------------------------------------------
 Real estate                                                            112,642      279,484
--------------------------------------------------------------------
 Policy loans                                                         1,917,837    1,937,677
--------------------------------------------------------------------
 Derivative investments                                                  68,633       64,780
--------------------------------------------------------------------
 Other investments                                                      363,380      377,748
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Investments                                                    40,948,220   38,378,030
--------------------------------------------------------------------
Cash and invested cash                                                1,442,772    1,246,523
--------------------------------------------------------------------
Property and equipment                                                  165,103      170,424
--------------------------------------------------------------------
Deferred acquisition costs                                            2,571,691    2,373,234
--------------------------------------------------------------------
Premiums and fees receivable                                            355,107      180,561
--------------------------------------------------------------------
Accrued investment income                                               490,507      504,944
--------------------------------------------------------------------
Assets held in separate accounts                                     40,174,818   31,100,455
--------------------------------------------------------------------
Federal income taxes                                                         --      214,631
--------------------------------------------------------------------
Amounts recoverable from reinsurers                                   8,150,627    7,223,004
--------------------------------------------------------------------
Goodwill                                                                919,172      919,172
--------------------------------------------------------------------
Other intangible assets                                                 921,856    1,012,773
--------------------------------------------------------------------
Other assets                                                            723,339      825,686
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Assets                                                        $96,863,212  $84,149,437
                                                                    ===========  ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                $23,172,985  $21,699,308
--------------------------------------------------------------------
 Contractholder funds                                                22,727,811   21,402,235
--------------------------------------------------------------------
 Liabilities related to separate accounts                            40,174,818   31,100,455
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Insurance and Investment Contract Liabilities                  86,075,614   74,201,998
--------------------------------------------------------------------
Short-term debt                                                          41,877      103,696
--------------------------------------------------------------------
Long-term debt                                                        1,250,000    1,250,000
--------------------------------------------------------------------
Federal income taxes                                                     36,953           --
--------------------------------------------------------------------
Reinsurance related derivative liability                                325,279           --
--------------------------------------------------------------------
Funds withheld reinsurance liabilities                                1,493,066    1,458,068
--------------------------------------------------------------------
Other liabilities                                                     2,064,024    1,843,911
--------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                  922,407      973,101
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities                                                    92,209,220   79,830,774
--------------------------------------------------------------------
Shareholder's Equity:
Common stock -- $2.50 par value,
authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                25,000       25,000
--------------------------------------------------------------------
Retained earnings                                                     3,856,029    3,610,211
--------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                     --          375
--------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale                   757,970      703,100
--------------------------------------------------------------------
 Net unrealized gain on derivative instruments                           24,272       31,829
--------------------------------------------------------------------
 Minimum pension liability adjustment                                    (9,279)     (51,852)
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Accumulated Other Comprehensive Income                            772,963      683,452
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Shareholder's Equity                                            4,653,992    4,318,663
                                                                    -----------  -----------
--------------------------------------------------------------------
Total Liabilities and Shareholder's Equity                          $96,863,212  $84,149,437
------------------------------------------------------------------  ===========  ===========

--------
* As Adjusted -- See Note 2.
See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                              Year Ended December 31
                                                                        ----------------------------------
                                                                           2003        2002*       2001*
                                                                        ----------  ----------  ----------
                                                                                  (000s omitted)
                                                                        ----------------------------------
Revenue:
Insurance premiums                                                      $  205,544  $  250,766  $1,604,161
------------------------------------------------------------------------
Insurance fees                                                           1,287,251   1,273,133   1,344,323
------------------------------------------------------------------------
Net investment income                                                    2,540,077   2,533,072   2,583,295
------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                        --        (647)      5,672
------------------------------------------------------------------------
Realized loss on investments and derivative instruments (net of amounts
  restored against balance sheet accounts)                                 (16,118)   (262,805)   (121,525)
------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                    --     (10,646)      4,963
------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                      74,234      73,115      19,267
------------------------------------------------------------------------
Gain on transfer of securities from available-for-sale to trading          342,852          --          --
------------------------------------------------------------------------
Gain on reinsurance embedded derivative/trading securities                   4,034          --          --
------------------------------------------------------------------------
Other revenue and fees                                                     242,617     244,938     255,203
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Revenue                                                            4,680,491   4,100,926   5,695,359
------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                 2,294,483   2,714,308   3,234,013
------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                  1,383,612   1,370,709   1,746,515
------------------------------------------------------------------------
Interest and debt expense                                                   79,305      79,342      80,621
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Total Benefits and Expenses                                              3,757,400   4,164,359   5,061,149
------------------------------------------------------------------------
Income (Loss) before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                       923,091     (63,433)    634,210
------------------------------------------------------------------------
Federal income taxes (benefit)                                             244,919     (98,858)    144,467
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                      678,172      35,425     489,743
------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)     (236,624)         --     (15,566)
                                                                        ----------  ----------  ----------
------------------------------------------------------------------------
Net Income                                                              $  441,548  $   35,425  $  474,177
----------------------------------------------------------------------- ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                  2003        2002*       2001*
                                                                               ----------  ----------  ----------
                                                                                         (000s omitted)
                                                                               ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                           $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                    3,610,211   4,255,598   4,240,732
-------------------------------------------------------------------------------
Comprehensive income                                                              531,059     523,556     722,514
-------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                             (375)         --         375
-------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification
   adjustment                                                                      54,870     531,136     224,980
-------------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                              (7,557)      8,847      22,982
-------------------------------------------------------------------------------
 Minimum pension liability adjustment                                              42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Net Income                                                                        441,548      35,425     474,177
-------------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation            4,270      29,188      35,689
-------------------------------------------------------------------------------
Dividends declared                                                               (200,000)   (710,000)   (495,000)
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                          3,856,029   3,610,211   4,255,598
-------------------------------------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                          375         375          --
-------------------------------------------------------------------------------
Change during the year                                                               (375)         --         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                                 --         375         375
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                      703,100     171,964     (53,016)
-------------------------------------------------------------------------------
Change during the year                                                             54,870     531,136     224,980
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                            757,970     703,100     171,964
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                       31,829      22,982          --
-------------------------------------------------------------------------------
Cumulative effect of accounting change                                                 --          --      17,586
-------------------------------------------------------------------------------
Change during the year                                                             (7,557)      8,847       5,396
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             24,272      31,829      22,982
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                      (51,852)         --          --
-------------------------------------------------------------------------------
Change during the year                                                             42,573     (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Balance at End-of-Year                                                             (9,279)    (51,852)         --
                                                                               ----------  ----------  ----------
-------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                      $4,653,992  $4,318,663  $4,475,919
------------------------------------------------------------------------------ ==========  ==========  ==========

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2003          2002*         2001*
                                                                      ------------  ------------  ------------
                                                                                   (000s omitted)
                                                                      ----------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $    441,548  $     35,425  $    474,177
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (374,713)     (325,704)     (346,362)
----------------------------------------------------------------------
 Premiums and fees receivable                                             (174,546)      196,322        36,069
----------------------------------------------------------------------
 Accrued investment income                                                  14,436        26,298       (55,259)
----------------------------------------------------------------------
 Policy liabilities and accruals                                           335,873      (929,827)     (735,307)
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (446,890)           --            --
----------------------------------------------------------------------
 Gain on reinsurance embedded derivative/trading securities                 (4,034)           --            --
----------------------------------------------------------------------
 Cumulative effect of accounting change -- Modco embedded derivative       363,933            --            --
----------------------------------------------------------------------
 Contractholder funds                                                    1,095,460       983,768     1,135,927
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      (895,523)      894,270       425,629
----------------------------------------------------------------------
 Federal income taxes                                                      202,067      (108,019)      110,216
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                         --      (477,133)           --
----------------------------------------------------------------------
 Stock-based compensation expense                                            9,589        24,068        37,723
----------------------------------------------------------------------
 Provisions for depreciation                                                49,039        22,222        15,798
----------------------------------------------------------------------
 Amortization of goodwill                                                       --            --        26,518
----------------------------------------------------------------------
 Amortization of other intangible assets                                    90,917       105,714        91,837
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                    16,118       262,805       121,525
----------------------------------------------------------------------
 Realized (gain) loss on sale of subsidiaries                                   --        10,646        (4,963)
----------------------------------------------------------------------
 Amortization of deferred gain                                             (74,234)      (73,115)      (19,267)
----------------------------------------------------------------------
 Other                                                                     308,265      (375,564)     (926,106)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Adjustments                                                            515,757       236,751       (86,022)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  957,305       272,176       388,155
----------------------------------------------------------------------

Cash Used In Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (13,338,976)  (14,002,161)  (10,634,019)
----------------------------------------------------------------------
 Sales                                                                   8,181,666     8,078,426     5,487,077
----------------------------------------------------------------------
 Maturities                                                              3,010,136     2,484,637     2,448,425
----------------------------------------------------------------------
Purchase of other investments                                           (1,520,429)   (1,280,211)   (1,830,448)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,763,285     1,739,382     1,867,069
----------------------------------------------------------------------
Proceeds from disposition of business                                           --      (195,000)    1,831,095
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                112,236       (95,341)      150,930
----------------------------------------------------------------------
Other                                                                     (114,153)      142,592       674,146
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Used in Investing Activities                                   (1,906,235)   (3,127,676)       (5,725)
----------------------------------------------------------------------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                 (61,819)     (158,143)       42,764
----------------------------------------------------------------------
Universal life and investment contract deposits                          4,935,740     5,305,499     4,897,828
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (2,746,914)   (3,262,194)   (3,288,290)
----------------------------------------------------------------------
Investment contract transfers                                             (816,826)      108,479      (373,000)
----------------------------------------------------------------------
Increase in funds withheld liability                                        34,998            --            --
----------------------------------------------------------------------
Dividends paid to shareholders                                            (200,000)     (710,000)     (495,000)
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Cash Provided by Financing Activities                                1,145,179     1,283,641       784,302
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash and Invested Cash                          196,249    (1,571,859)    1,166,732
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              1,246,523     2,818,382     1,651,650
                                                                      ------------  ------------  ------------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,442,772  $  1,246,523  $  2,818,382
--------------------------------------------------------------------- ============  ============  ============

--------
* As Adjusted -- See Note 2.

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying consolidated financial statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001 (see
Note 11). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivatives in liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, LNL recognizes investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification

The Lincoln National Life Insurance Company method. Changes in the fair values of available-for-sale securities are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments.
LNL hedges certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards No. 133 ("FAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in current income during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

LNL has certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within Other Liabilities in LNL's consolidated balance sheet. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed

The Lincoln National Life Insurance Company premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, LNL's retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities represent segregated funds administered and invested by LNL and its insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL and its insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies and are variable based on the inception of each policy for unit-linked policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2001 through 2003 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets.
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective

The Lincoln National Life Insurance Company

January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance.
LNL enters into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re in 2001, LNL assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
LNL accounts for its post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
Effective January 1, 2003, LNL implemented the provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation," ("FAS 123") to expense the fair value of LNC stock options granted to LNL employees. On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation.

LNL adopted the retroactive restatement method under FAS 148 and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. See Note 2 for additional information.

Income Taxes.
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholders' equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


Accounting for Stock-Based Compensation -- Transition and Disclosure.
Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for stock-based compensation under FAS 123 for stock options on LNC stock granted to LNL employees. LNL adopted the retroactive restatement method under FAS 148 which requires LNL to restate all prior periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. Prior to January 1, 2003, LNL accounted for stock options on LNC stock granted to its employees using the intrinsic value method of accounting under the recognition and measurement provisions of Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" ("APB 25"), and related Interpretations. No stock-based compensation cost for stock options was reflected in previously reported results.

The effect of the accounting change on net income for 2002 and 2001 is as follows:

                                                    2002      2001
                                                  --------  --------
                                                     (in millions)
                                                  ------------------
          Net income (loss) as previously
           reported.............................. $   49.0  $  496.1
          Adjustment for effect of change in
           accounting principle that is applied
           retroactively, net of tax effects.....    (13.6)    (21.9)
                                                  --------  --------
          Net income (loss) as adjusted.......... $   35.4  $  474.2
                                                  ========  ========
          Retained earnings at December 31,
          Retained earnings as previously
           reported.............................. $3,583.7  $4,232.2
          Cumulative adjustment for effect of
           change in accounting principle that is
           applied retroactively, net of tax
           effects...............................     26.5      23.4
                                                  --------  --------
          Retained earnings as adjusted.......... $3,610.2  $4,255.6
                                                  ========  ========

Although LNL did not recognize compensation expense for stock options under the intrinsic value method of accounting in accordance with APB 25, a tax benefit was recognized in additional paid-in capital for stock options that were exercised through December 31, 2002. Because LNL elected not to restate periods prior to 2000 in the adoption of FAS 123, the tax benefit for options granted after December 31, 1994 and exercised prior to January 1, 2000 had to be determined under the fair value method and then compared to the tax benefit that was previously recorded in retained earnings upon exercise. As of January 1, 2000, a tax benefit was calculated under the fair value method for outstanding stock options granted after December 31, 1994 that vested prior to January 1, 2000. An adjustment of $6.4 million was made to increase retained earnings and the deferred tax asset as of January 1, 2000 for the adoption of FAS 123.

Accounting for Modified Coinsurance.
During the fourth quarter of 2003, LNL implemented FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements.

The Lincoln National Life Insurance Company

The effective date for implementation of DIG B36 for LNL was the October 1, 2003 start date of the fourth quarter. The following table summarizes the various effects on shareholders' equity from the implementation of DIG B36 (in millions):

Notes Initial Adoption Shareholder's Equity Effect on October 1, 2003                       Pre-tax  After-tax
----- ---------------------------------------------------------------                       -------  ---------
      Recording of Embedded Derivative
 1A   Cumulative effect of accounting change............................................... $(363.9)  $(236.6)
 1B   Release of liability for unrealized investment gains.................................   342.8     222.8
                                                                                            -------   -------
      Total................................................................................   (21.1)    (13.8)
                                                                                            -------   -------
 2A   Gain on transfer of securities from available-for-sale to trading....................   342.9     222.9
 2B   Release of unrealized available-for-sale security gains in Other Comprehensive Income  (342.9)   (222.9)
                                                                                            -------   -------
      Total available for sale to trading adjustment.......................................      --        --
                                                                                            -------   -------
      Total effect on Shareholder's Equity from DIG B36 Implementation on October 1, 2003.. $ (21.1)  $ (13.8)
                                                                                            =======   =======

1A. At the time of adoption, LNL recorded a charge to net income as a cumulative effect of a change in accounting, representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements.

1B. In conjunction with recording the above charge in 1A. LNL also recorded an increase in Other Comprehensive Income relating to the fact that prior to the adoption of DIG B36 the net unrealized gains on the underlying available-for-sale securities supporting these reinsurance agreements had been accounted for as gains benefiting the reinsurance companies assuming the risks under these Modco and CFW reinsurance agreements.

2A. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, LNL reclassified related available-for-sale securities to trading account classification.

2B. The previously recorded increases to shareholder's equity reported in Other Comprehensive Income as a result of the available-for-sale classification of these securities were reversed as part of the reclassification accounting.

During the fourth quarter of 2003 and going forward, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading securities, as represented by adjustments 3A and 3B in the table below. For the quarter ended December 31, 2003, the effect of the two new mark-to-market adjustments on net income was $4.0 million pre-tax ($2.6 million after-tax). The table below combines the trading account and embedded derivative mark-to-market accounting with the implementation effects discussed above to demonstrate the effects on the income statement for the quarter ended December 31, 2003 (in millions).

Notes Net Income Effect for the Quarter Ended December 31, 2003         Pre-tax  After-tax
----- ---------------------------------------------------------         -------  ---------
      Revenue
 3A   Trading account securities -- Change during fourth quarter....... $ (34.4)  $ (22.4)
 3B   Embedded derivative -- Change during fourth quarter..............    38.4      25.0
                                                                        -------   -------
      Net gain on Modco and CFW in fourth quarter......................     4.0       2.6
                                                                        -------   -------
      Gain on transfer of securities from available-for-sale to trading   342.9     222.9
                                                                        -------   -------
      Income before accounting changes.................................   346.9     225.5
      Cumulative effect of accounting change...........................  (363.9)   (236.6)
                                                                        -------   -------
      Net Income....................................................... $ (17.0)  $ (11.1)
                                                                        =======   =======

As indicated in the above tables, the implementation of DIG B36 resulted in an initial decrease to shareholder's equity and the ongoing accounting of DIG B36 will continue to give rise to ongoing gains and losses flowing through net income as the embedded derivative and trading account securities are continuously marked to market.

These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the new accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

Accounting for Variable Interest Entities.
In January 2003, the FASB issued initial guidance under Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest

The Lincoln National Life Insurance Company that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. A VIE is an entity in which no equity investors have the characteristics of a controlling financial interest or have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The FASB significantly modified several key aspects of the rules in a revised interpretation issued in December 2003. LNL adopted the final FIN 46 rules on December 31, 2003.

LNL identified certain partnership investments that required consolidation under the requirements of FIN 46. LNL consolidated these partnerships at December 31, 2003 with no material effect to either financial condition or results of operations.

Statement of Accounting Position 03-1.

In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("the SOP"). LNL will adopt the SOP as of January 1, 2004.

The SOP provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as GMDB, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, the SOP addresses the presentation and reporting of separate accounts, the capitalization and amortization of sales inducements, and secondary guarantees on universal-life type contracts.

GMDB Reserves. Although there was no method prescribed under generally accepted accounting principles for GMDB reserving until the issuance of the SOP, LNL's Retirement segment has been recording a reserve for GMDB's. At December 31, 2003 LNL's GMDB reserve was $46.4 million. Based upon a comparison of the requirements of the SOP to LNL's established practice of reserving for GMDB, the adoption of the GMDB reserving methodology under the SOP is not expected to have a material effect on LNL's financial statements.

Sales Inducements. LNL's Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. LNL also offers enhanced interest rates to variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under the SOP and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization will be computed using the same methodology and assumptions used in amortizing DAC.

LNL currently defers bonus credits as part of the DAC asset and reports the amortization of bonus credits as part of DAC amortization. Upon adoption of the SOP, LNL will reclassify bonus credits from DAC to deferred sales inducements on its balance sheet and report deferred sales inducement amortization as part of benefit expense. Prior period balance sheet and income statement line item presentation will be reclassified to conform to the new basis of presentation.

LNL currently reports excess DCA interest as benefit expense when the excess interest is earned under the contract. Upon adoption of the SOP, LNL will begin deferring excess DCA interest as deferred sales inducements and amortizing these deferred sales inducements as benefit expense over the expected life of the contract. Amortization will be calculated using the same methodology and assumptions used in amortizing DAC. While over the long run the same amount of excess DCA interest expense will emerge under the SOP as under LNL's current accounting method, because of the prospective treatment of new deferred sales inducements, LNL expects earnings to be slightly higher under the SOP, relative to LNC's current approach, for near term financial reporting periods. For instance, had the rules for excess DCA interest expense under the SOP been in effect for 2003, LNL estimates that Lincoln Retirement would have reported increased earnings of about $6 million after-tax. The actual effect on LNL's results in future periods will depend upon the volume of business written with excess DCA interest.

Separate Accounts. LNL's current accounting is consistent with the provisions of the SOP relating to the reporting and measuring of separate account product assets and liabilities as general account assets and liabilities when specific criteria are not met, as well as for the reporting and measuring seed money in separate accounts as general account assets, and for recognizing contractholder liabilities. The adoption of these provisions of the SOP are expected to have no effect on LNL's financial statements.

Universal Life Contracts. LNL's Life Insurance segment offers individual and survivor-life universal life insurance products that provide a secondary guarantee to the contract holder, commonly referred to as a no-lapse guarantee. This feature permits a policy that would normally terminate, if the net cash value were to fall below zero, to remain in force as long as the conditions of the no-lapse provision are met. LNL's analysis of this benefit indicates that this feature should be considered insignificant, as newly defined by the SOP. In general, LNL does not expect to record an additional liability for its current secondary guarantee offerings. However, in the event that an additional liability is required under the SOP for certain of LNL's current secondary guarantee features, LNL would not expect the adoption of the SOP to have a material effect on its financial statements.

LNL understands that throughout the life insurance industry a wide variety of interpretations and approaches to the application of the SOP to fixed and variable universal life contracts have recently begun to emerge. Industry-wide concern over this inconsistency in interpretation has become so great that

The Lincoln National Life Insurance Company on February 18, 2004 the American Council of Life Insurers ("ACLI") submitted a letter on behalf of the industry to the Chairman of AcSEC, requesting a delay of the effective date for the SOP, as it applies to universal life insurance, until such time that guidance for these implementation matters can be made available. If AcSEC decides to address these industry-wide concerns and issue new guidance, LNL's current estimates of the expected effects of the adoption of the SOP could change.

Other Products and Riders. LNL continues to review the features and characteristics of other products and riders offered within its Retirement and Life Insurance segments, and to evaluate the potential applicability of the SOP to these other products and riders. With respect to the other products and riders that are the subject of this ongoing review, LNL does not currently expect that the adoption of the SOP should have a material effect on LNL's financial statements.

FASB Financial Staff Position No. FAS--106-1 Medicare Prescription Drug Improvement and Modernization Act of 2003.
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Act.

There are several uncertainties that exist as to the eventual effects of the Medicare Act on the cost of the prescription drug benefits currently included in medical benefit plan that LNC maintains for its retired employees (including retired employees of LNL). These uncertainties include various administrative components related to the Medicare Act that have yet to be developed, the potential for significant legislative changes to the Medicare Act prior to its implementation in 2006, and the interrelated effects that the existence of various cost containment measures currently included within LNC's retiree medical benefit plans may have under the new legislation. However, regardless of the outcome of these various uncertainties, LNL does not currently expect that the Medicare Act would have a material affect on future net income for LNL due to the cost containment measures already in place under LNC's retiree medical benefit plans.

Due to these uncertainties and expected immaterial impact, LNL has elected to defer accounting for the effects of the Medicare Act. Having made this deferral election, FSP 106-1 prohibits LNL from accounting for the effects of the Medicare Act until such time as either final FASB guidance is issued or a significant event occurs that would require a remeasurement of plan assets and obligations. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003 do not reflect the effects of the Medicare Act.

Change in Estimate for Disability Income and Personal Accident Reinsurance Reserves.
As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain. As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Costs Associated with Exit or Disposal Activities.
In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. LNL adopted FAS 146 on January 1, 2003, and the adoption affects the timing of when expense is recognized for restructuring activities after December 31, 2002. See Note 12 for information on Restructuring charges.

Accounting for the Impairment or Disposal of Long-lived Assets.
LNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" on January 1, 2002. The effect of adoption was immaterial.

Accounting for Business Combinations and Goodwill and Other Intangible Assets. LNL adopted Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142") on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group

The Lincoln National Life Insurance Company of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A discounted cash flow model was used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed annual valuation reviews during the fourth quarter of 2003 and 2002. The results of the tests performed as of October 1, 2003 and 2002 indicate that LNL does not have impaired goodwill.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million for the year ended December 31, 2002.

The reconciliation of reported net income to adjusted net income is as follows:

                                                      Year Ended
                                                   December 31, 2001
                                                  -------------------
                                                  (in millions except
                                                  per share amounts)
                                                  -------------------
          Reported Net Income....................       $474.2
          Add back: Goodwill Amortization (after-
           tax)..................................         26.5
                                                        ------
          Adjusted Net Income....................       $500.7
                                                        ======

The consolidated carrying value of goodwill changes as a result of acquisitions. During the 2002, goodwill for the Retirement segment increased as a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 from the acquisition was $20.2 million. (see Note 11).

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance.
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business in years prior to 2001, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets.
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Derivative Instruments and Hedging Activities.
Effective January 1, 2001, LNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") on a prospective basis. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
December 31, 2003:
  Corporate bonds...........................   $23,414.0... $1,689.5 $(169.6) $24,933.9.
  U.S. Government bonds.....................       196.4...      9.3    (0.2)     205.5.
  Foreign government bonds..................       820.8...     42.2   (13.4)     849.6.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       460.6...     15.2    (1.4)     474.4.
    Collateralized mortgage obligations.....     2,419.3...     66.8    (9.2)   2,476.9.
    Commercial mortgage backed securities...     1,946.6...    118.6   (13.1)   2,052.1.
    Other asset-backed securities...........       152.3...      6.0    (0.5)     157.8.
  State and municipal bonds.................       143.5...      5.3    (0.5)     148.3.
  Redeemable preferred stocks...............        53.7...     10.5    (0.1)      64.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,607.2...  1,963.4  (208.0)  31,362.6.
Equity securities...........................       128.6...     19.0    (0.4)     147.2.
                                               ---------    -------- -------  ---------
Total.......................................   $29,735.8... $1,982.4 $(208.4) $31,509.8.
                                               =========    ======== =======  =========
December 31, 2002:
  Corporate bonds...........................   $23,690.5... $1,797.3 $(630.8) $24,857.0.
  U.S. Government bonds.....................       400.7...    104.7    (2.3)     503.1.
  Foreign government bonds..................       783.4...     40.8   (25.7)     798.5.
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       704.2...     26.3    (1.8)     728.7.
    Collateralized mortgage obligations.....     2,084.4...    113.9    (0.4)   2,197.9.
    Commercial mortgage backed securities...     1,686.9...    137.2   (11.9)   1,812.2.
    Other asset-backed securities...........       212.4...     12.6    (0.5)     224.5.
  State and municipal bonds.................       106.0...      5.0    (0.1)     110.9.
  Redeemable preferred stocks...............        77.8...      1.5    (1.2)      78.1.
                                               ---------    -------- -------  ---------
Total fixed maturity securities.............    29,746.3...  2,239.3  (674.7)  31,310.9.
Equity securities...........................       196.7...     19.4    (8.3)     207.8.
                                               ---------    -------- -------  ---------
Total.......................................   $29,943.0... $2,258.7 $(683.0) $31,518.7.
                                               =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2003
           Due in one year or less..........   $   564.8... $   577.5.
           Due after one year through five
            years...........................     6,518.3...   6,908.5.
           Due after five years through ten
            years...........................     9,086.4...   9,696.6.
           Due after ten years..............     8,458.9...   9,018.8.
           Subtotal.........................    24,628.4...  26,201.4.
           Asset and mortgage-backed
            securities......................     4,978.8...   5,161.2.
                                               ---------    ---------
           Total............................   $29,607.2... $31,362.6.
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2003
               Below 6%....... $2,237.3     $1,589.1     $1,597.6
               6%-7%..........  1,314.5      1,320.6      1,365.3
               7%-8%..........  1,515.3      1,529.6      1,626.3
               Above 8%.......    546.8        539.5        572.0
                               --------     --------     --------
               Total.......... $5,613.9     $4,978.8     $5,161.2
                               ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2003
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,742.5      21.5%
                      AA..............   1,843.7       5.9
                      A...............   9,513.6      30.3
                      BBB.............  10,971.9      35.0
                      BB..............   1,441.8       4.6
                      Less than BB....     849.1       2.7
                                       ---------     -----
                      Total........... $31,362.6     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                          Year Ended December 31
                                          2003     2002     2001
                                        -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities $2,030.1 $2,030.3 $2,008.4
              Equity securities........      9.2     10.1      9.7
              Trading securities.......     41.2       --       --
              Mortgage loans on real
               estate..................    337.9    356.3    373.9
              Real estate..............     42.0     45.8     48.1
              Policy loans.............    122.5    133.6    124.3
              Invested cash............      5.3     30.4     63.5
              Other investments........     47.6     18.8     67.5
                                        -------- -------- --------
              Investment revenue.......  2,635.8  2,625.3  2,695.4
              Investment expense.......     95.7     92.2    112.1
                                        -------- -------- --------
              Net investment income.... $2,540.1 $2,533.1 $2,583.3
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                            2003
                                                        -------------
                                                        (in millions)
                                                        -------------
           Year Ended December 31
             Corporate bonds...........................   $2,171.2
             U.S. Government bonds.....................      285.9
             Foreign government bonds..................       46.5
             Asset and mortgage-backed securities:
               Mortgage pass-through securities........       18.9
               Collateralized mortgage obligations.....      110.8
               Commercial mortgage backed securities...      123.1
               Other asset-backed securities...........        9.7
             State and municipal bonds.................       16.5
             Redeemable preferred stocks...............        1.7
                                                          --------
           Total fixed maturity securities.............    2,784.3
           Equity securities...........................        2.2
                                                          --------
           Total.......................................   $2,786.5
                                                          ========

The Lincoln National Life Insurance Company

The detail of the realized loss on investments and derivative instruments is as follows:

                                            Year Ended December 31
                                            2003     2002     2001
                                          -------  -------  -------
                                                (in millions)
                                          -------------------------
            Fixed maturity securities
             available-for-sale
              Gross gain................. $ 333.7  $ 163.8  $ 163.4
              Gross loss.................  (353.7)  (578.5)  (421.1)
            Equity securities
             available-for-sale
              Gross gain.................    25.4     11.8     13.4
              Gross loss.................    (4.4)   (22.2)    (5.7)
            Other investments............    28.1     27.2     39.8
            Associated (amortization)
             restoration of deferred
             acquisition costs and
             provision for
             policyholder commitments....   (32.8)   143.2    106.9
            Investment expenses..........    (9.9)    (9.3)    (9.0)
                                          -------  -------  -------
            Total Investments............   (13.6)  (264.0)  (112.3)
            Derivative Instruments net of
             associated (amortization)
             restoration of deferred
             acquisition costs...........    (2.5)     1.2     (9.2)
                                          -------  -------  -------
            Total Investments and
             Derivative Instruments...... $ (16.1) $(262.8) $(121.5)
                                          =======  =======  =======

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                            Year Ended December 31
                                             2003    2002   2001
                                            ------  ------ ------
                                                (in millions)
                                            ---------------------
              Fixed maturity securities
               available-for-sale.......... $248.8  $296.6 $237.2
              Equity securities
               available-for-sale..........    3.4    21.4   15.7
              Mortgage loans on real estate    5.6     9.7   (2.7)
              Real estate..................    4.1      --    0.7
              Other long-term investments..     --     6.4    0.9
              Guarantees...................   (0.3)     --     --
                                            ------  ------ ------
              Total........................ $261.6  $334.1 $251.8
                                            ======  ====== ======

The portion of the market adjustment for trading securities and the corresponding market adjustment for the reinsurance embedded derivative related to trading securities at December 31, 2003 was $307.7 million.

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                         Year Ended December 31
                                          2003    2002    2001
                                         ------ -------- ------
                                              (in millions)
                                         ----------------------
               Fixed maturity securities $190.8 $1,219.5 $319.7
               Equity securities........    7.6     13.0  (16.6)
                                         ------ -------- ------
               Total.................... $198.4 $1,232.5 $303.1
                                         ====== ======== ======

The Lincoln National Life Insurance Company

For total traded and private securities held by LNL at December 31, 2003 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized  % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost        Cost        Loss        Loss
                                                 ---------- ------ ---------- ----------- ---------- ------------
                                                                          (000s omitted)
                                                 ---------------------------------------------------------------
2003
(less or =) 90 days                              $1,903,720  41.1% $1,923,778     39.8%   $ (20,058)      9.6%
(greater than) 90 days but (less or =) 180 days   1,166,033  25.2%  1,200,729     24.8%     (34,696)     16.7%
(greater than) 180 days but (less or =) 270 days    504,125  10.9%    531,547     11.0%     (27,423)     13.2%
(greater than) 270 days but (less or =) 1 year      141,837   3.1%    147,013      3.0%      (5,176)      2.5%
(greater than) 1 year                               915,577  19.8%  1,036,570     21.4%    (120,992)     58.1%
                                                 ---------- -----  ----------    -----    ---------     -----
Total                                            $4,631,292 100.0% $4,839,637    100.0%   $(208,345)    100.0%
                                                 ========== =====  ==========    =====    =========     =====

Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors considered by LNL in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) LNL's ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 8 (Fair Value of Financial Instruments) to the consolidated financial statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Property and Equipment," include allowances for depreciation as follows:

                                             December 31
                                              2003   2002
                                             ------  -----
                                             (in millions)
                                             ------------
                      Real estate........... $ 22.0  $41.0
                      Property and equipment  100.9   86.5

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                       December 31
                                                      (in millions)
                                                     --------------
            Impaired loans with allowance for losses $120.2  $ 72.3
            Allowance for losses....................  (17.5)  (11.9)
                                                     ------  ------
            Net impaired loans...................... $102.7  $ 60.4
                                                     ======  ======

The allowance for losses is maintained at a level believed adequate by LNL to absorb estimated probable credit losses. LNL's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                               Year Ended December 31
                                                2003     2002   2001
                                               ------   -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 11.9   $ 2.2  $ 4.9
            Provisions for losses.............   16.4    12.7    0.7
            Releases due to principal paydowns  (10.8)   (3.0)  (3.4)
                                               ------   -----  -----
            Balance at end-of-year............ $ 17.5   $11.9  $ 2.2
                                               ======   =====  =====

The Lincoln National Life Insurance Company

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                               Year Ended December 31
                                               2003    2002    2001
                                                -----   -----  -----
                                                 (in millions)
                                               ----------------------
                Average recorded investment in
                 impaired loans............... $72.6   $54.0   $25.0
                Interest income recognized on
                 impaired loans...............   8.1     5.6     3.0

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2003, LNL had no mortgage loans on non-accrual status compared with $1.8 million at December 31, 2002. As of December 31, 2003 and 2002, LNL had no mortgage loans past due 90 days and still accruing.

As of December 31, 2003 and 2002, LNL had restructured mortgage loans of $63.6 million and $4.6 million, respectively. LNL recorded $4.7 million and $0.4 million of interest income on these restructured mortgage loans in 2003 and 2002, respectively. Interest income in the amount of $5.8 million and $0.4 million would have been recorded on these mortgage loans according to their original terms in 2003 and 2002, respectively. As of December 31, 2003 and 2002, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2003 and 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $578.2 million and $558.9 million, respectively. As of December 31, 2003 and 2002, this includes $205.8 million and $168.1 million, respectively, of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $132.1 and $34.8 million at December 31, 2003 and 2002, respectively.

During the third quarter of 2003, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. LNL received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.03 million were received in 2003. The transaction was hedged with interest rate swaps to lock in the value of the loans. LNL recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. LNL did not retain an interest in the securitized assets.


--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                           2003    2002     2001
                                          ------ -------  -------
                                               (in millions)
                                          -----------------------
              Current.................... $ 31.5 $(140.4) $ 456.1
              Deferred...................  213.4    41.5   (311.6)
                                          ------ -------  -------
              Total tax expense (benefit) $244.9 $ (98.9) $ 144.5
                                          ====== =======  =======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                           Year Ended December 31
                                            2003    2002    2001
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Tax rate times pre-tax income $323.1  $(22.2) $222.0
             Effect of:
               Tax-preferred investment
                income....................  (49.7)  (46.6)  (67.3)
               Tax credits................  (19.1)  (17.7)  (17.1)
               Goodwill...................     --      --     7.7
               Other items................   (9.4)  (12.4)   (0.8)
                                           ------  ------  ------
             Provision for income taxes... $244.9  $(98.9) $144.5
             Effective tax rate...........     27%    N/M      23%
                                           ======  ======  ======

The effective tax rate is a ratio of tax expense over pre-tax income. Since the pre-tax (loss) of $63.4 million resulted in a tax benefit of $98.9 million in 2002, the effective tax rate was not meaningful.

The Federal income tax asset (liability) is as follows:

                                                       December 31
                                                       2003    2002
                                                      ------  ------
                                                      (in millions)
                                                      --------------
           Current................................... $(19.7) $ 92.8
           Deferred..................................  (17.2)  121.8
                                                      ------  ------
           Total Federal income tax asset (liability) $(37.0) $214.6
                                                      ======  ======

The Lincoln National Life Insurance Company

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                      December 31
                                                     2003      2002
                                                  ---------  --------
                                                     (in millions)
                                                  -------------------
           Deferred tax assets:
             Insurance and investment contract
              liabilities........................  $1,220.8  $1,251.2
             Reinsurance deferred gain...........     321.6     397.5
             Net operating loss carryforwards....      41.1      80.1
             Modco/CFW embedded derivative.......     114.6        --
             Post-retirement benefits other than
              pensions...........................       9.5      27.1
             Compensation related................      52.7      76.1
             Ceding commission asset.............      14.8      16.7
             Other...............................     181.3     227.5
                                                  ---------  --------
           Total deferred tax assets.............   1,956.4   2,076.2
                                                  =========  ========
           Deferred tax liabilities:
             Deferred acquisition costs..........     607.3     527.5
             Investment related..................     251.8     201.5
             Net unrealized gain on securities
              available-for-sale.................     643.1     592.1
             Trading security gains..............     107.8        --
             Present value of business in-force..     322.6     354.5
             Other...............................      41.0     278.8
                                                  ---------  --------
           Total deferred tax liabilities........   1,973.6   1,954.4
                                                  =========  ========
           Net deferred tax asset (liability).... $   (17.2) $  121.8
                                                  =========  ========

The company and its affiliates are part of a consolidated Federal income tax filing with LNC. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses. Cash paid for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively.

LNL is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2003 and 2002, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2003 and 2002.

At December 31, 2003, LNL had net capital loss carryforwards for Federal income tax purposes of $117.6 million that will expire in 2007. The net capital loss carryforwards can be used to offset capital gains of any affiliate in future LNL consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2003, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

The LNC consolidated return group has been identified by the Internal Revenue Service ("IRS") as a coordinated industry taxpayer requiring annual audits. The audits from tax years through 1995 have been completed and these years are closed. LNC and its affiliates are currently under audit by IRS for years 1996-2002. LNL does not anticipate that any adjustments that might result from such audits would be material to LNL's consolidated results of operations or financial condition.

The Lincoln National Life Insurance Company

5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", are as follows:

                                           Year Ended December 31
                                          2003*    2002*     2001*
                                         -------  -------  --------
                                                (in millions)
                                         --------------------------
            Insurance assumed........... $   1.0  $   1.1  $1,425.4
            Insurance ceded.............  (250.9)  (233.1)   (993.9)
                                         -------  -------  --------
            Net reinsurance premiums and
             fees....................... $(249.9) $(232.0) $  431.5
                                         =======  =======  ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2003 and 2002 excludes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.6 billion in each of the years ended December 31, 2003, 2002 and 2001, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                  Year Ended December 31
                                                    2003        2002
                                                   --------   --------
                                                     (in millions)
                                                  ---------------------
           Balance at beginning-of-year.......... $2,373.2    $2,267.0
           Deferral..............................    655.3       622.4
           Amortization..........................   (280.6)     (296.7)
           Adjustment related to realized gains
            (losses) on securities available-for-
            sale.................................    (50.2)      115.0
           Adjustment related to unrealized gains
            on securities available-for-sale.....   (126.0)     (338.5)
           Other.................................       --         4.0
                                                   --------   --------
           Balance at end-of-year................ $2,571.7    $2,373.2
                                                   ========   ========

Realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2003, 2002 and 2001 are net of amounts restored or (amortized) against deferred acquisition costs of $(50.2) million, $115.0 million and $112.9 million, respectively. In addition, realized gains and losses for the year ended December 31, 2003, 2002 and 2001 are net of adjustments made to policyholder reserves of $18.0 million, $25.6 million and $10.6 million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2003      2002      2001
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  572.3  $  566.7  $  812.3
            Other volume related
             expenses.................    328.4     264.2     191.4
            Operating and
             administrative expenses..    624.4     664.0     830.1
            Deferred acquisition costs
             net of amortization......   (374.7)   (325.7)   (346.4)
            Restructuring charges.....     45.5        --      37.4
            Goodwill amortization.....       --        --      26.5
            Other intangibles
             amortization.............     90.9     105.7      91.8
            Other.....................     96.8      95.8     103.4
                                       --------  --------  --------
            Total..................... $1,383.6  $1,370.7  $1,746.5
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                            2003   2002
                                           ------ ------
                                           (in millions)
                                           -------------
                        Life Insurance.... $855.1 $855.1
                        Lincoln Retirement   64.1   64.1
                                           ------ ------
                        Total............. $919.2 $919.2
                                           ====== ======

The Lincoln National Life Insurance Company

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2003     As of December 31, 2002
                             --------------------------- ---------------------------
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
                             -------------------------------------------------------
Amortized Intangible Assets:
  Present value of in-force
    Lincoln Retirement......    $  225.0       $111.9       $  225.0       $102.3
    Life Insurance..........     1,254.2        445.5        1,254.2        364.1
                                --------       ------       --------       ------
Total.......................    $1,479.2       $557.4       $1,479.2       $466.4
                                ========       ======       ========       ======

Future estimated amortization of other intangible assets is as follows (in millions):

                     2004-$66.1 2005-$65.2       2006-$67.7
                     2007- 68.3 2008- 67.4 Thereafter-587.2

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                                                      December 31
                                                                               2003      2002      2001
                                                                             --------  --------  --------
                                                                                     (in millions)
                                                                             ----------------------------
Balance at beginning of year................................................ $1,012.8  $1,118.5  $1,209.7
Adjustments to balance......................................................       --        --      (0.7)
Interest accrued on unamortized balance (Interest rates range from 5% to 7%)     55.6      61.4      71.0
Amortization................................................................   (146.6)   (167.1)   (161.5)
                                                                             --------  --------  --------
Balance at end-of-year...................................................... $  921.8  $1,012.8  $1,118.5
                                                                             ========  ========  ========

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                           December 31
                                                         2003      2002
                                                       --------- ---------
                                                          (in millions)
                                                       -------------------
      Premium deposit funds........................... $21,891.8 $20,634.6
      Undistributed earnings on participating business     155.1     156.7
      Other...........................................     680.9     610.9
                                                       --------- ---------
      Total........................................... $22,727.8 $21,402.2
                                                       ========= =========

Details underlying the balance sheet captions related of short-term debt and surplus notes payable to LNC are as follows:

                                                          December 31
                                                         2003     2002
                                                       -------- --------
                                                         (in millions)
                                                       -----------------
       Short-term debt:                                $   41.9 $  103.7
       Surplus notes due Lincoln National Corporation:
         6.56% surplus note, due 2028.................   $500.0 $  500.0
         6.03% surplus note, due 2028.................    750.0    750.0
                                                       -------- --------
       Total Surplus Notes............................ $1,250.0 $1,250.0
                                                       ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note of $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to

The Lincoln National Life Insurance Company redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.32 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2003), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2003, 2002, and 2001 was $79.3 million, $79.3 million, and $80.6 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Post-retirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

A supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. This amendment to the plan resulted in the immediate recognition at the end of 2003 of a one-time curtailment gain of $2.3 million pre-tax. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 7, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post-retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net

The Lincoln National Life Insurance Company curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

As discussed in Note 2, the Medicare Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act") became law. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1 ("FSP 106-1"), which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act.

LNL has elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNL's financial statements for the year ended December 31, 2003, do not reflect the effects of the Medicare Act.

The Lincoln National Life Insurance Company

Obligations, Funded Status and Assumptions

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                       Year Ended December 31
                                                  -------------------------------------
                                                                   Other Post-retirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                    2003    2002    2003       2002
                                                  -------  ------   ------     ------
                                                           (in millions)
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $ 343.0  $340.4  $   --     $   --
  Transfers of assets............................     0.9    (1.4)     --         --
  Actual return on plan assets...................    79.2   (31.1)     --         --
  Company contributions..........................    40.5    58.0     4.6        6.5
  Administrative expenses........................   (1.8)    (1.6)     --         --
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Fair value of plan assets at end-of-year.......   436.9   343.0      --         --
                                                  =======  ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........   441.1   399.3    88.9       81.9
  Transfers of benefit obligations...............     0.6    (1.3)     --       (0.9)
  Service cost...................................    18.1    17.3     1.4        1.4
  Interest cost..................................    27.2    26.8     4.9        5.1
  Plan participants' contributions...............      --      --     1.0        1.1
  Special termination benefits...................     1.4      --      --         --
  Plan curtailment gain..........................      --      --    (2.3)        --
  Actuarial (gains) losses.......................  (13.6)    20.3   (10.2)       6.8
  Benefits paid..................................  (24.9)   (21.3)   (4.6)      (6.5)
                                                  -------  ------   ------     ------
  Benefit obligation at end-of-year..............   449.9   441.1    79.1       88.9
                                                  =======  ======   ======     ======
Underfunded status of the plans..................   (13.0)  (98.1)  (79.1)     (88.9)
Unrecognized net actuarial (gains) losses........    38.4   109.3    (1.9)       8.2
Unrecognized prior service cost..................   (17.0)  (19.8)     --         --
                                                  -------  ------   ------     ------
Prepaid (accrued) benefit cost................... $   8.4  $ (8.6) $(81.0)    $(80.7)
                                                  =======  ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................    6.50%   6.50%   6.50%      6.50%
  Expected return on plan assets.................    8.25%   8.25%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................    4.00%   5.00%     --         --
  All other plans................................    4.00%   4.00%   4.00%      4.00%
                                                  =======  ======   ======     ======

LNL uses a December 31 measurement date for its pension and post-retirement plans.

The expected return on plan assets for 2003 and 2002 was 8.25%. This rate is initially established at the beginning of the plan year based on the historical rates of return and is reevaluated based on the actual return through an interim date during the current plan year. As there was not a significant variance between the projected actual return for both 2003 and 2002 and the expected return of 8.25%, LNC maintained the expected return at 8.25% for the actuarial valuation calculated at the end of each year.

The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10% for 2003. It further assumes the rate will gradually decrease to 5.0% by 2015 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2003 and 2002 by $4.6 million and $6.2 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2003 and 2002 would increase by $0.4 million and $0.5 million, respectively.

The Lincoln National Life Insurance Company

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                  December 31
                                                  2003  2002*
                                                 ------ ------
                                                 (in millions)
                                                 -------------
                  Accumulated benefit obligation $127.8 $430.0
                  Projected benefit obligation..  129.6  441.1
                  Fair value of plan assets.....   78.2  343.0

--------
*In 2002, all plans had accumulated benefit obligations in excess of plan assets.

Minimum Pension Liability Adjustment

                                                                                                               For the year ended
                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
                                                                                                               (in millions)
                                                                                                               ------------------
Increase/(decrease) in minimum pension liability adjustment included in other comprehensive income (after-tax) ($42.6)    $51.9

                                                                                                               December 31,
                                                                                                                2003      2002
                                                                                                                ------     -----
Minimum pension liability adjustment included in accumulated other comprehensive income (after-tax)...........  $ 9.3     $51.9

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                                   Year Ended December 31
                                                                Other Post-retirement
                                           Pension Benefits           Benefits
                                        ----------------------  -------------------
                                         2003    2002    2001    2003    2002   2001
                                        ------  ------  ------  -----   -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 19.4  $ 17.8  $ 13.9  $ 1.4   $ 1.4  $ 2.6
Interest cost..........................   27.2    26.8    28.8    5.0     5.1    6.2
Expected return on plan assets.........  (27.7)  (27.1)  (29.8)    --      --     --
Amortization of prior service cost.....   (2.2)   (2.4)    0.2     --      --     --
Recognized net actuarial (gains) losses    5.7     0.2     0.2   (0.2)   (0.4)  (0.4)
                                        ------  ------  ------  -----   -----  -----
Net periodic benefit cost.............. $ 22.4  $ 15.3  $ 13.3  $ 6.2   $ 6.1  $ 8.4
                                        ======  ======  ======  =====   =====  =====

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $3.7 million, $1.0 million, and $2.8 million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

Plan Assets

Asset allocations for LNC's defined benefit pension plan assets at December 31, 2003 and 2002 are as follows:

                                                 2003   2002
                                                -----  -----
                   Asset Category
                     Equity securities.........  61.9%  59.6%
                     Fixed income securities...  30.7   31.9
                     Real estate...............   5.6    5.0
                     Cash and cash equivalents.   1.8    3.5
                                                -----  -----
                     Total..................... 100.0% 100.0%
                                                =====  =====

The Lincoln National Life Insurance Company

The primary investment objective of LNC's defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     --------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
*Currencyexposure can be hedged up to 100%
**International/EmergingMarkets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. LNC reviews this investment policy on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNL expects to contribute between zero and $16.3 million to LNC's defined benefit pension plans in 2004. In addition, LNL expects to fund approximately $7.9 million and $4.6 million in 2004 for benefit payments for LNC's unfunded defined benefit plan and post-retirement benefit plans, respectively.

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. LNL's expense for the 401(k) plan amounted to $22.9 million, $12.6 million, and $13.5 million in 2003, 2002 and 2001, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense/(income) for these plans amounted to $17.0 million, $(3.6) million, and $(2.9) million in 2003, 2002 and 2001, respectively. These expenses reflect both LNL's employer matching contributions of $2.4 million, $1.1 million and $1.3 million, as well as changes in the measurement of LNL's liabilities under these plans of $14.6 million, ($4.7) million and ($4.2) million for 2003, 2002 and 2001 respectively.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

LNL's total liabilities associated with these plans were $123.9 million and $103.7 million at December 31, 2003 and 2002, respectively.

The Lincoln National Life Insurance Company

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2003 consisted of 233,055 10-year LNC stock options, 323,243 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2003, 114,544 stock options and 271,042 performance share units of these 2003 awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Total compensation expense for LNL under LNC's incentive plans involving performance vesting for 2003 was $0.2 million relating to stock options, $2.7 million relating to performance shares, and $0.2 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in the total LNL stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2003 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, LNL's cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Effective January 1, 2003, LNL adopted the fair value recognition method of accounting for its stock option incentive plans under FAS 123, which is considered the preferable accounting method for stock based compensation. Previously, LNL accounted for its stock option incentive plans using the intrinsic value method of accounting under the recognition and measurement provisions of APB 25, and related interpretations. For more information, see Footnote 2 in the Notes to Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Information with respect to LNL stock options outstanding at December 31, 2003 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2003          (Years)       Exercise Price       2003       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       28,442          0.36            $19.72           28,442         $19.72
 21- 30    1,409,636          5.57             25.48        1,042,924          25.68
 31- 40      622,385          4.89             38.06          574,885          38.39
 41- 50    3,127,336          5.60             46.77        2,730,668          47.22
 51- 60      879,636          8.16             52.09          304,571          52.09
-------    ---------                                        ---------
$10-$60    6,067,435                                        4,681,490
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                     2003   2002    2001
                                                    -----  ------  ------
     Dividend yield................................   5.0%    2.5%    2.8%
     Expected volatility...........................  39.8%   39.6%   40.0%
     Risk-free interest rate.......................   2.2%    4.5%    4.6%
     Expected life (in years)......................   3.6     4.2     4.2
     Weighted-average fair value per option granted $5.55  $16.00  $13.38

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2001..........  7,168,953      $36.69     2,813,438     $13.92
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------
Balance at December 31, 2002........  6,638,671       41.39     4,035,327      40.00
                                     ==========      ======
Granted-original....................    288,165       25.54
Granted-reloads.....................     13,696       35.28
Exercised (includes shares tendered)   (332,769)      24.22
Forfeited...........................   (540,328)      41.21
                                     ----------      ------
Balance at December 31, 2003........  6,067,435      $41.57     4,681,490     $41.49
                                     ==========      ======     =========     ======

Total compensation expense for incentive plans involving stock options granted to LNL employees and agents, for 2003, 2002, and 2001 was $13.9 million, $18.7 million, and $22.4 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for LNL agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR li-

The Lincoln National Life Insurance Company ability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized for the SAR program for 2003, 2002 and 2001 was $6.8 million, $(0.7) million and $4.8 million, respectively. The mark-to-market gain (loss) recognized through net income on the call options on LNC stock for 2003, 2002 and 2001 was $0.3 million, $(6.7) million and $0.8 million, respectively. The SAR liability at December 31, 2003 and 2002 was $9.8 million and $3.7 million, respectively.

Information with respect to the LNC SARs incentive plan outstanding for LNL agents at December 31, 2003 is as follows:

                     SARs Outstanding                             SARs Exercisable
---------------------------------------------------------- -------------------------------
              Number     Weighted-Average                      Number
Range of  Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise   December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices        2003          (Years)       Exercise Price       2003           Price
--------- -------------- ---------------- ---------------- -------------- ----------------
$20 - $30     731,011          2.50            $24.89         266,263          $24.72
 31 - 40        9,750          3.46             34.41           2,332           36.74
 41 - 50      495,288          2.20             43.57         238,384           43.58
 51 - 60      363,475          3.20             52.10          90,913           52.10
---------   ---------                                         -------
$20 - $60   1,599,524                                         597,892
=========   =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan were as follows:

                                                    2003   2002    2001
                                                   -----  ------  ------
       Dividend yield.............................   4.6%    2.7%    2.7%
       Expected volatility........................  35.0%   29.5%   42.0%
       Risk-free interest rate....................   3.3%    5.0%    5.5%
       Expected life (in years)...................   5.0     5.0     5.0
       Weighted-average fair value per SAR granted $9.05  $10.86  $18.84

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
Balance at January 1, 2001..........   751,052      $24.94      82,421     $24.72
Granted-original....................   544,205       43.51
Exercised (includes shares tendered)  (142,785)      24.74
Forfeited...........................   (27,381)      28.92
                                     ---------      ------
Balance at December 31, 2001........ 1,125,091       33.85     102,710      25.02
                                     =========      ======
Granted-original....................   383,675       51.95
Exercised (includes shares tendered)   (90,818)      28.57
Forfeited...........................   (35,700)      34.95
                                     ---------      ------
Balance at December 31, 2002........ 1,382,248       39.20     301,108      32.06
                                     =========      ======
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------      ------
Balance at December 31, 2003........ 1,599,524       36.92     597,892      36.45
                                     =========      ======     =======     ======

The Lincoln National Life Insurance Company

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to LNL employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to LNL employees from 2001 through 2003 was as follows:

                                           2003    2002    2001
                                          ------- ------- -------
              Restricted stock (number of
               shares)...................  10,910  46,500  32,639
              Weighted-average price per
               share at time of grant.... $ 31.41 $ 33.55 $ 45.59


--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for LNL excluding the insurance subsidiaries sold to Swiss Re in 2001, was $267 million, $(252) million and $197 million for 2003, 2002 and 2001, respectively. On December 7, 2001, Swiss Re acquired LNL's reinsurance operations. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNL's reinsurance operation.

Shareholders' equity as determined in accordance with statutory accounting practices for LNL was $2.8 billion and $2.6 billion for December 31, 2003 and 2002, respectively.

LNL acquired a block of individual life insurance and annuity business from CIGNA in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, LNL's statutory earned surplus was negative.

LNL is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. As a result of negative statutory earned surplus, LNL was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, LNL received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from LNL's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNL's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for LNL at December 31, 2001.

In general, a dividend is not subject to prior approval from the Commissioner provided LNL's statutory earned surplus is positive and the proposed dividend, plus all other dividends made within the twelve consecutive months prior to the date of the proposed dividend, does not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by LNL to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus earnings in 2002, LNL's statutory earned surplus was negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, dividends paid by LNL in 2003 were subject to prior approval from the Commissioner.

Dividends of $200 million were paid by LNL to LNC in three quarterly installments during 2003. A special request was made for each payment and each was approved by the Commissioner. As occurred in 2001, $164.2 million of dividends approved and paid while statutory earned surplus was negative were classified as a reduction to paid-in-capital. Due to statutory earnings and favorable credit markets, LNL expects to be able to pay dividends in 2004 without prior approval.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisitions and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNL's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Recently, there has been a significant increase in federal and state regulatory activity in the industry relating to numerous issues including market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. LNL, like many others in the industry, has received requests for information from the SEC and a subpoena from the New York Attorney General's Office seeking documentation and other information relating to these issues. LNL is in the process of responding to these requests and continues to cooperate fully with the regulators.

The Lincoln National Life Insurance Company

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances, companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2003, 2002 and 2001 was $55.7 million, $55.5 million and $63.2 million, respectively. Future minimum rental commitments are as follows (in millions):

               2004-$52.1 2006-$      43.8 2008-$           34.3
               2005- 49.3       2007- 41.5       Thereafter 34.8

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNL completed renegotiations and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $55.0 million to $60.0 million.

Insurance Ceded and Assumed

LNL cedes insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have been reinsured on a Modco basis with other companies to limit LNL's exposure to interest rate risks. At December 31, 2003, the reserves associated with these reinsurance arrangements totaled $2.4 billion. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL remains liable if its reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

LNL assumes insurance from other companies. At December 31, 2003, LNL provided $2.0 million of statutory surplus relief to other insurance companies under reinsurance transactions. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, LNL is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted. LNL's reinsurance operations were acquired by Swiss Re on December 7, 2001. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Under the indemnity reinsurance agreements, Swiss Re reinsured certain liabilities and obligations of LNL. Because LNL is not relieved of its legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re.

Vulnerability from Concentrations

LNL's amounts recoverable from reinsurers represents receivables from and reserves ceded to reinsurers. LNL obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of LNL's principal reinsurers. LNL's principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. As discussed above, LNL sold its reinsurance business to Swiss Re through an indemnity reinsurance arrangement in 2001. Because LNL is not relieved of its liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from the business sold to Swiss Re, which totaled $4.2 billion at December 31, 2003 and is included in amounts recoverable from reinsurers. In addition to various remedies that LNL would have in the event of a default by Swiss Re, LNL continues to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. LNL's funds withheld liability and embedded derivative liabilities include $1.8 billion and $0.3 billion, respectively, related to the business reinsured by Swiss Re.

At December 31, 2003, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 28.5% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37.6 million. Also at December 31, 2003, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or

The Lincoln National Life Insurance Company services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position.

Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds Distributors as well as American Legacy Variable Annuity products. In 2002, LNL and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 17% of LNL's total gross annuity account values at December 31, 2003, compared with about 15% sold through AFD in 2002. In addition the American Legacy Variable Annuity product line represents approximately 35% and 31% of LNL's total gross annuity account values at December 31, 2003 and 2002 respectively.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with its liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled its claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNL's sale of its former reinsurance business to Swiss Re, See Note 11.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $6.0 million and $9.0 million were outstanding at December 31, 2003 and 2002, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

The Lincoln National Life Insurance Company

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNL is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by its risk management committee as part of that committee's oversight of LNL's derivative activities. LNL's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                                                 Assets (Liabilities)
                                                                                            ------------------------------
                                                                             Notional or    Carrying Value/ Carrying Value/
                                                                           Contract Amounts   Fair Value      Fair Value
                                                                           ---------------  --------------- ---------------
                                                                             December 31              December 31
                                                                            2003     2002        2003            2002
                                                                           -------  ------- --------------- ---------------
                                                                                            (in millions)
                                                                           ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements............................................ 2,550.0  1,276.8     $  13.2          $ 4.7
  Swaptions...............................................................      --    180.0          --             --
  Interest rate swap agreements...........................................   422.3    429.1        40.6           51.9
                                                                           -------  -------    --------          -----
Total interest rate derivative instruments................................ 2,972.3  1,885.9        53.8           56.6
Foreign currency derivative instruments -- Foreign currency swaps.........    17.9     61.5        (1.5)          (2.4)
Credit derivative instruments -- Credit default swaps.....................     8.0     26.0         0.2            0.9
Equity indexed derivative instruments -- Call options (based on LNC Stock)     1.5      1.3        16.0            7.4
Embedded derivatives per FAS 133..........................................      --       --      (325.3)           2.3
                                                                           -------  -------    --------          -----
Total derivative instruments*............................................. 2,999.7  1,974.7    ($ 256.8)         $64.8
                                                                           =======  =======    ========          =====

--------
* Total derivative instruments for 2003 are composed of $68.6 million and $(325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Derivative Liability, respectively.

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------  -------------
                                December 31       December 31     December 31
                               2003     2002    2003     2002     2003     2002
                             -------  -------  ------  --------  ------   -----
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,276.8  1,258.8   180.0   1,752.0   429.1   335.1
New contracts............... 1,500.0    800.0      --        --   260.0   146.6
Terminations and maturities.  (226.8)  (782.0) (180.0) (1,572.0) (266.8)  (52.6)
                             -------  -------  ------  --------  ------   -----
Balance at end-of-year...... 2,550.0  1,276.8      --     180.0   422.3   429.1
                             =======  =======  ======  ========  ======   =====

The Lincoln National Life Insurance Company

                                                                   Call Options
                                   Foreign Currency Credit Default  (Based on
                                   Swap Agreements     Swaps       LNC Stock)
                                   ---------------  -------------  ----------
                                    December 31     December 31    December 31
                                    2003     2002    2003   2002   2003   2002
                                    -----   -----   -----   ----   ----   ----
                                               (in millions)
                                   ------------------------------------------
      Balance at beginning-of-year  61.5     94.6    26.0   29.0    1.3    1.1
      New contracts...............    --       --      --     --    0.3    0.3
      Terminations and maturities. (43.6)   (33.1)  (18.0)  (3.0)  (0.1)  (0.1)
      Balance at end-of-year......  17.9     61.5     8.0   26.0    1.5    1.3

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2003 and 2002, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2003 and 2002, LNL recognized a net loss of $2.0 million after-tax and a net gain of $2.5 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2003 and 2002, LNL recognized a loss of $7.6 million after-tax and $8.8 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $3.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2003, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2005 through 2006.

Call Options on LNC Stock.
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

The Lincoln National Life Insurance Company

Total Return Swaps.
LNL used total return swaps to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives (pays) a floating rate of interest. As of December 31, 2003, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2003, $19.5 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Swap Agreements.
LNL used a forward starting interest rate swap agreement to hedge its exposure to the forecasted sale of mortgage loans. LNL was required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2003, there were no forward starting interest rate swap agreements

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2008, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions.
Swaptions entitled LNL to receive settlement payments from the counterparties on specified expiration dates contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under FAS 133. Therefore, the swaptions did not qualify for hedge accounting under FAS 133. At December 31, 2003, there were no outstanding swaptions.

Credit Default Swaps.
LNL uses credit default swaps which expire in 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133. Mark-to-market changes are recorded in net income.

Derivative Instrument Embedded in Deferred Compensation Plan.
LNL has certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds.
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

The Lincoln National Life Insurance Company

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
LNL is involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2002 through December 31, 2003 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2003, there are no outstanding positions in these derivative instruments.

Additional Derivative Information.
Income for the agreements and contracts described above amounted to $18.6 million, $12.2 million and $3.5 million in 2003, 2002 and 2001, respectively. The increase in income for 2003 was primarily a result of payments received on interest rate swaps

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2003, the exposure was $70.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities -- Available-for-Sale and Trading
Securities.
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for foreign currency exchange contracts and financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps, total return swaps and put options; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash.
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not

The Lincoln National Life Insurance Company fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Debt and Surplus Notes Due LNC.
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees.
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to loan pass-through certificates is insignificant.

Investment Commitments.
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2003         2003          2002         2002
                                                               -------------- ----------  -------------- ----------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,362.6   $ 31,362.6    $ 31,310.9   $ 31,310.9
  Equity securities...........................................        147.2        147.2         207.7        207.7
  Trading Securities..........................................      2,786.5      2,786.5            --           --
  Mortgage loans on real estate...............................      4,189.5      4,550.1       4,199.7      4,672.5
  Policy loans................................................      1,917.8      2,086.4       1,937.7      2,109.4
  Derivative Instruments*.....................................       (256.7)      (256.7)         64.8         64.8
  Other investments...........................................        363.4        363.4         377.7        377.7
  Cash and invested cash......................................      1,442.8      1,442.8       1,246.5      1,246.5
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.   (21,354.6)..  (21,446.0)    (20,175.0)   (20,408.3)
  Remaining guaranteed interest and similar contracts.........       (86.7)..      (91.2)       (112.6)      (120.3)
  Short-term debt.............................................       (41.9)..      (41.9)       (103.7)      (103.7)
  Surplus notes payable to LNC................................    (1,250.0)..   (1,205.0)     (1,250.0)    (1,125.4)
  Guarantees..................................................        (0.1)..          --         (0.4)          --
  Investment commitments......................................           --..         0.2           --          0.9

--------
*Total derivative instruments for 2003 are composed of $68.6 million and ($325.3) million on the consolidated balance sheet in Derivative Instruments and Reinsurance Related Embedded Derivative, respectively.

As of December 31, 2003 and 2002, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $448.6 million and $486.0 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

9. Segment Information


LNL has two business segments: Lincoln Retirement and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as LNL's retail unit, Lincoln Financial Advisors ("LFA"). In addition, Lincoln Retirement has alliances with a variety of unrelated companies where LNL provides the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers, through its Hartford operations, universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance and linked-benefit life (a universal life product with a long-term care benefit). In addition, it offers term life insurance through its Schaumburg, Illinois operations. The Life Insurance segment's products are primarily distributed through LFD and LFA.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

Financial data by segment for 2001 through 2003 is as follows:

                                           Year Ended December 31
                                          2003     2002      2001
                                        -------- --------  --------
                                               (in millions)
                                        ---------------------------
           Revenue, Excluding Net
            Investment Income and
            Certain Other Items*:
             Lincoln Retirement........ $  489.1 $  528.8  $  634.0
             Life Insurance............    994.3    982.6     987.3
             Other Operations..........    577.6    558.3   1,835.4
             Consolidating
              adjustments..............  (251.3)   (228.4)   (228.1)
                                        -------- --------  --------
           Total.......................  1,809.7  1,841.3   3,228.6
                                        ======== ========  ========
           Net Investment Income:
             Lincoln Retirement........  1,474.8  1,447.8   1,399.1
             Life Insurance............    911.1    899.1     910.2
             Other Operations..........    154.2    186.2     274.0
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................  2,540.1  2,533.1   2,583.3
                                        ======== ========  ========
           Other Items*:
             Lincoln Retirement........     70.6   (195.3)    (64.8)
             Life Insurance............    (0.6)    (96.7)    (56.9)
             Other Operations..........    260.8     18.5       5.1
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    330.8   (273.5)   (116.6)
                                        ======== ========  ========
           Income (Loss) before Federal
            Income Taxes and
            Cumulative Effect of
            Accounting Changes:
             Lincoln Retirement........    452.4    (10.0)    306.5
             Life Insurance............    364.9    294.2     364.0
             Other Operations..........    105.8   (347.6)    (36.2)
             Consolidating
              adjustments..............       --       --        --
                                        -------- --------  --------
           Total.......................    923.1    (63.4)    634.3
                                        ======== ========  ========

--------
*Other Items include Realized Loss on Investments and Derivative Instruments,
 Realized Gain (Loss) on Sale of Subsidiaries, Gain on Transfer of Securities from Available-For-Sale to Trading, and Gain on Reinsurance Embedded Derivative/Trading Securities

The Lincoln National Life Insurance Company

                                            Year Ended December 31
                                             2003     2002    2001
                                           -------- -------- -------
                                                 (in millions)
                                           -------------------------
           Income Tax Expense (Benefit):
             Lincoln Retirement........... $   95.2 $ (60.9) $  34.1
             Life Insurance...............    113.8     88.1   129.2
             Other Operations.............     35.9  (126.1)  (18.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................    244.9   (98.9)   144.5
                                           ======== ======== =======
           Cumulative Effect of Accounting
            Changes:
             Lincoln Retirement...........   (63.6)       --   (7.3)
             Life Insurance...............      0.6       --   (5.5)
             Other Operations.............  (173.6)       --   (2.8)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total..........................  (236.6)       --  (15.6)
                                           ======== ======== =======
           Net Income (Loss):
             Lincoln Retirement...........    293.6     50.8   265.1
             Life Insurance...............    251.7    206.1   229.3
             Other Operations.............  (103.8)  (221.5)  (20.2)
             Consolidating adjustments....       --       --      --
                                           -------- -------- -------
           Total.......................... $  441.5 $   35.4 $ 474.2
                                           ======== ======== =======

                                             December 31
                                    -----------------------------
                                      2003      2002      2001
                                    --------- --------- ---------
                                            (in millions)
                                    -----------------------------
              Assets:
                Lincoln Retirement. $61,569.5 $52,827.2 $56,888.2
                Life Insurance.....  21,240.0  19,591.6  18,409.7
                Other Operations...  14,055.0  11,514.7  14,181.4
                Consolidating
                 adjustments.......     (1.3)     215.9     (1.3)
                                    --------- --------- ---------
              Total................ $96,863.2 $84,149.4 $89,478.0
                                    ========= ========= =========


--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2003       2002
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,509.8  $31,518.7
                                                 ---------  ---------
         Cost of securities available-for-sale..  29,735.8   29,943.0
         Unrealized gain........................   1,774.0    1,575.7
         Adjustments to deferred acquisition
          costs.................................    (549.0)    (418.4)
         Amounts required to satisfy
          policyholder commitments..............     (50.9)     (58.7)
         Foreign currency exchange rate
          adjustment............................      12.6        9.8
                                                 ---------  ---------
         Deferred income credits (taxes)........    (428.7)    (405.3)
                                                 ---------  ---------
         Net unrealized gain (loss) on
          securities available-for-sale......... $   758.0  $   703.1
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2003    2002    2001
                                               ------  ------  ------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $746.8  $774.4  $381.3
           Less:
             Reclassification adjustment for
              gains (losses) on disposals of
              prior year inventory included
              in net income (1)...............  205.7   (72.1)   36.2
             Federal income tax expense on
              reclassification................   23.4   315.4   120.1
             Transfer from available-for-sale
              to trading securities...........  342.9      --      --
             Federal income tax expense on
              transfer........................  119.9      --      --
                                               ------  ------  ------
           Net unrealized gain on securities
            available-for-sale, net of
            reclassifications and federal
            income tax expense................ $ 54.9  $531.1  $225.0
                                               ======  ======  ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The Lincoln National Life Insurance Company

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $(3.9) million, $(1.2) million, $12.6 million for 2003, 2002, 2001 respectively, and net of adjustments to deferred amortization costs of $(4.5) million, $1.6 million, $23.8 million for 2003, 2002, 2001 respectively. The 2001 amounts for tax expense and deferred amortization cost adjustment include $9.5 million and $18.3 million, respectively, related to the transition adjustment recorded for the adoption of FAS 133.


--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. Lincoln Retirement recorded an expense of $1.2 million after-tax ($1.8 million pre-tax) for 2003 relating to such contingent payments. AMG, a strategic partner of the Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 200 other clients nationwide. The application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNL's reinsurance operation for $2.0 billion. In addition, LNL retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNL's internal capital allocation models, the disposition of LNL's reinsurance operation freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operation. Two of the stock companies sold, LNH & C (Lincoln National Health and Casualty) and LNRAC (Lincoln National Reassurance Company), were wholly-owned Subsidiaries of the Company. At closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were moved into Other Operations. During December 2001, LNL recognized in Other Operations $4.3 million after-tax ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million after-tax ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002, LNL and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNL's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNL following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNL's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNL has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of it legal liabilities to the underlying ceding companies with respect to the portion of the business indemnity reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident and disability income reinsurance lines of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident and disability income matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving affect to LNL's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, LNL increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698.0 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized in net income, due to a novation of certain Canadian business during 2002. During 2003, LNL amortized into net income $48.3 million after-tax ($74.2 million pre-tax) of the deferred gain.

The Lincoln National Life Insurance Company

Of the original $1.84 billion in proceeds received by LNL, approximately $520 million was paid for taxes and deal expenses and approximately $825 million was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNL's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to personal accident and disability income businesses, the reserves related to these exited business lines carried on LNL's balance sheet at December 31, 2003 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments. Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2003 personal accident or disability income reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 were moved into Other Operations.

Earnings from LNL's reinsurance operations were as follows:

                                                     Eleven Months
                                                   Ended November 30,
                                                          2001
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Revenue................................      $1,681.3
           Benefits and Expenses..................       1,505.3
                                                        --------
             Income before Federal Income Taxes
              and Cumulative Effect of Accounting
              Changes.............................         176.0
           Federal Income Taxes...................          59.0
                                                        --------
             Income before Cumulative Effect of
              Accounting Changes..................         117.0
           Cumulative Effect of Accounting Changes
            (after-tax)...........................          (2.4)
                                                        --------
             Net Income...........................      $  114.6
                                                        ========


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on LNL's restructuring charges.

1999 Restructuring Plan
In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNL's reinsurance operations.

2001 Restructuring Plan
During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn-Pacific, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations.

The Lincoln National Life Insurance Company

The Syracuse restructuring charge was recorded in the first quarter of 2001 and was completed in the first quarter of 2002. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were all recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the Schaumburg, Illinois restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNL's purchase and ultimate sale of the vacant building on terms that were favorable to what was included in the original restructuring plan for rent on this abandoned office space. The following table provides information about the remaining 2001 restructuring plans.

                                                       Schaumburg  LFD Plan --  Fort Wayne
                                                          Plan     4th Quarter  Operations  Total
                                                      ------------ ----------- ------------ -----
                                                                     (in millions)
                                                      -------------------------------------------
Employee severance and termination benefits.......... $        3.2 $      3.8  $        0.3 $ 7.3
Write-off of impaired assets.........................           --         --           3.2   3.2
Other costs:
Termination of equipment leases......................           --         --           1.4   1.4
Rent on abandoned office space.......................          0.9         --          19.5  20.4
                                                      ------------ ----------  ------------ -----
Total 2001 Restructuring Charges (pre-tax)........... $        4.1 $      3.8  $       24.4 $32.3
Amounts expended and written off through 2001........          2.4        1.2            --   3.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2001...........          1.7        2.6          24.4  28.7
Amounts expended in 2002.............................          1.3        2.6          22.3  26.2
Amounts reversed in 2002.............................          0.1         --           1.5   1.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2002...........          0.3          *           0.6   0.9
Amounts expended in 2003.............................          0.1          *           0.5   0.6
                                                      ------------ ----------  ------------ -----
Restructuring reserve at December 31, 2003........... $        0.2 $       --  $        0.1 $ 0.3
                                                      ============ ==========  ============ =====
Positions to be eliminated under original plan.......           27         63             9    99
Actual positions eliminated through December 31, 2003           26         62            19   107
Expected completion date.............................  1st Quarter  Completed   2nd Quarter
                                                              2004       2003          2004

--------
* Amount is less than $0.1 million.

The Lincoln National Life Insurance Company

2002 Restructuring Plan
During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The following table provides information about this restructuring plan.

                                                               Lincoln
                                                             Retirement
                                                            -------------
                                                            (in millions)
                                                            -------------
      Employee severance and termination benefits..........          $1.6
                                                            =============
      2002 Restructuring Charge (pre-tax)..................           1.6
      Amounts expended in 2002.............................           0.9
                                                            -------------
        Restructuring reserve at December 31, 2002.........           0.7
      Amounts expended in 2003.............................           0.7
                                                            -------------
        Restructuring reserve at December 31, 2003.........          $ --
                                                            =============
      Positions to be eliminated under original plan.......            49
      Actual positions eliminated through December 31, 2003            49
                                                            Completed 3rd
                                                             Quarter 2003

2003 Restructuring Plan
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, LNL announced that it was combining its retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. The realigned organization is expected to significantly reduce operating expenses while positioning LNL for future growth and to take advantage of the recent market recovery. In August 2003, LNL announced additional realignment activities, which impact all of LNL's domestic operations. The following table provides information about the 2003 restructuring plans.

                                                                             Life         Fixed
                                                                          Insurance      Annuity    Realignment
                                                                         Realignment  Consolidation    June/
                                                                         January 2003 February 2003 August 2003  Total
                                                                         ------------ ------------- ------------ ------
                                                                                         (in millions)
                                                                         ----------------------------------------------
Total expected charges as December 31, 2003............................. $       21.0 $        5.0  $       81.0 $107.0
                                                                         ============ ============  ============ ======
Amounts incurred through December 31, 2003
Employee severance and termination benefits............................. $        7.0 $        1.8  $       20.3 $ 29.1
Write-off of impaired assets............................................          1.9           --           1.9    3.8
Other costs:
Rent on abandoned office space..........................................          6.0          2.2            --    8.2
Other...................................................................          2.8          0.2           1.4    4.4
                                                                         ------------ ------------  ------------ ------
Total 2003 Restructuring Charges (pre-tax)..............................         17.7          4.2          23.6   45.5
Amounts expended........................................................         16.3          3.6          12.1   32.0
                                                                         ------------ ------------  ------------ ------
Restructuring reserve at December 31, 2003.............................. $        1.4 $        0.6  $       11.5 $ 13.5
                                                                         ============ ============  ============ ======
Additional amounts expended that do not qualify as restructuring charges $        2.0 $        0.5  $        4.7 $  7.2
Expense savings realized in 2003 (pre-tax)..............................         20.0          3.0           4.4   27.4
Total expected annual expense savings (pre-tax)......................... $       20.0 $        6.4  $       86.6 $113.0
                                                                         ============ ============  ============ ======
Expected completion date                                                  2nd Quarter  2nd Quarter   1st Quarter
                                                                                 2006         2006          2006

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2003 and 2002 include LNL's participation in a cash management agreement with LNC of $301.3 million and $257.2 million, respectively. Related investment income amounted to $3.3 million, $5.1 million and $15.1 million in 2003, 2002 and 2001, respectively. Short-term debt of $41.9 million and $103.7 million at December 31, 2003 and 2002, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $1.3 million and $2.6 million in 2003, 2002 and 2001, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2003, 2002 and 2001.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $17.7 million, $16.3 million, and $12.7 million from DMH for transfer pricing in 2003, 2002, and 2001.

LNL paid fees paid of $76.2 million, $95.3 million and $98.3 million to DMH for investment management services in 2003, 2002 and 2001, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $77.0 million, $79.7 million and $65.2 million in 2003, 2002 and 2001, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between LNL and affiliates that were in place at the time of the sale continue to be in place as of December 31, 2003. Effective July 1, 2003, LNL entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"). Under this agreement, LNL has ceded certain Guaranteed Benefit risks (including certain GMDB and GMWB benefits) to LNR Barbados. During the fourth quarter of 2003, LNL entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. As of December 31, 2003 and 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss
Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                       Year Ended December 31
                                        2003     2002   2001
                                       ------   ------ ------
                                          (in millions)
                                       --------------------
                     Insurance assumed $   --   $   -- $  0.6
                     Insurance ceded..  158.0    100.4  145.9

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                        December 31
                                                        2003   2002
                                                       ------ ------
                                                       (in millions)
                                                       -------------
            Future policy benefits and claims
             assumed.................................. $  4.6 $  4.1
            Future policy benefits and claims ceded...  862.5  865.8
            Amounts recoverable from reinsurers on
             paid and unpaid losses...................   95.2   99.4
            Reinsurance payable on paid losses........    7.0    5.7
            Funds held under reinsurance treaties--net
             liability................................  727.9  735.5

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $490.0 million and $140.2 million at December 31, 2003 and 2002, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2003 and 2002, LNC had guaranteed $490.0 million and $140.2 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2003 and 2002, LNL did not have any statutory surplus relief transactions with affiliates.

Report of Ernst & Young LLP
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2003 and 2002, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for stock compensation costs, certain reinsurance arrangements and costs associated with exit or disposal activities. Also, as discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization, and in 2001 the Corporation changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 6, 2004

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C--OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

     1.   Part A.
          The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2.   Part B.
          The following financial statements for the Variable Account are included in Part B of this Registration Statement:

          Statement of Assets and Liabilities - December 31, 2003
          Statement of Operations - Year ended December 31, 2003
          Statements of Changes in Net Assets - Years ended December 31, 2003 and 2002
          Notes to Financial Statements - December 31, 2003
          Report of Ernst & Young LLP, Independent Auditors

     3.   Part B.
          The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

          Consolidated Balance Sheets - Years ended December 31, 2003 and 2002 Consolidated Statements of Income - Years ended December 31, 2003,
            2002, and 2001
          Consolidated Statements of Shareholder's Equity - Years ended
            December 31, 2003, 2002, and 2001
          Consolidated Statements of Cash Flows - Years ended December 31, 2003,
            2002, and 2001
          Notes to Consolidated Financial Statements - December 31, 2003
          Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

   (b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2)    None.

(3)(a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (g) Selling Group Agreement for ChoicePlus Assurance

   (h) ChoicePlus Selling Agreement with Affiliates (11/03)

(4)(a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6
       (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ)
       Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3
       (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on
       October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on
       October 11, 2002.

   (q) 28877-E IRA Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (r) 28877 IRA Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (s) 5305 IRA Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (t) I4LA-CB 8/02 Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (u) I4LA-CB-PR Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (v) I4LA-Q Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (w) I4LA-NQ Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (x) I4LA-NQ 10/02 Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (y) I4LA-Q-PR Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (z) I4LA-NQ-PR Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (aa) Principal Security Benefit (GMWB) Rider, (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ab) ABE prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ac) 1% Stepup and EEB prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ad) EEB prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ae) 1% Stepup and DB prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (af) EGMDB prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ag) GOP prorate Rider, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

  (ah) I4LA-NQ-PR 8/03 Rider

  (ai) I4LA-NQ 8/03 Rider

  (aj) I4LA-Q-PR 8/03 Rider

  (ak) I4LA-Q 8/03 Rider

(5)(a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (c) ChoicePlus Assurance (Bonus) Application, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1
       (File No. 333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

             (i) AIM Variable Insurance Funds, Inc.

            (ii) Deutsche Asset Management VIT Funds

           (iii) Delaware Group Premium Fund, Inc.

            (iv) American Century

             (v) Lincoln Variable Insurance Products Trust, Inc.

            (vi) Fidelity Variable Insurance Products Fund

           (vii) MFS-Registered Trademark-Variable Insurance Trust

          (viii) American Variable Insurance Series

            (ix) Alliance Variable Products Series Fund

             (x) Franklin Templeton Variable Insurance Products Trust

            (xi) Neuberger Berman Advisers Management Trust

           (xii) Putnam Variable Insurance Trust

          (xiii) Janus Aspen Series

   (b) Service agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to the registration statement of Lincoln National Growth & Income Fund, Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

               (i) Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.

(9)(a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln
       National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued, incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable.

(12)   Not applicable.

(13)   Not applicable.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System.

(16)   Power of Attorney.

Item 25.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                            Positions and Offices with Depositor
----                            ------------------------------------
Jon A. Boscia**                 President and Director
John H. Gotta***                Executive Vice President and Chief Executive
                                Officer of Life Insurance and Retirement
                                Services and Director
Todd R. Stephenson*             Senior Vice President, Chief Financial Officer and Director
Gary Parker***                  Senior Vice President and Chief Product Officer
Dennis L. Schoff**              Senior Vice President and General Counsel
Christine S. Frederick***       Vice President and Chief Compliance Officer
Eldon J. Summers*               Treasurer and Second Vice President
C. Suzanne Womack***            Secretary and Second Vice President
See Yeng Quek****               Director and Chief Investment Officer

*    Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46802
** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112
***  Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of The Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

         As of February 27, 2004, there were 39,186 contractowners under Account N.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.


     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable
         Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

     (b) See Item 25.

     (c) N/A

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 13/th/ day of April, 2004.

                                 LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                 (Registrant)
                                 Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus & Lincoln ChoicePlus Assurance (Bonus)

                                 By: /s/ Rise' C. M. Taylor
                                     ----------------------------------------
                                     Rise' C. M. Taylor
                                     Vice President, The Lincoln National
                                     Life Insurance Company
                                     (Title)

                                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                 By: /s/ Janet Chrzan
                                     ---------------------------------------
                                     Janet Chrzan
                                     (Signature-Officer of Depositor)
                                     Vice President, The Lincoln National
                                     Life Insurance Company
                                     (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 13, 2004.

Signature                                   Title
---------                                   -----
*
___________________________________         President and Director
Jon A. Boscia                               (Principal Executive Officer)

*
 __________________________________         Executive Vice President, Chief Executive
John H. Gotta                               Officer and Director

*
___________________________________         Senior Vice President, Chief Financial
Todd R. Stephenson                          Officer and Director  (Principal Accounting
                                            Officer and Principal Financial Officer)

*
___________________________________         Director
Barbara S. Kowalczyk

*
___________________________________         Director
Richard C. Vaughan

*
___________________________________         Director
Jude T. Driscoll

*
___________________________________         Chief Investment Officer and Director
See Yeng Quek

*By /s/ Rise' C. M. Taylor                  Pursuant to a Power of Attorney
   --------------------------------,
        Rise' C. M. Taylor
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